UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482 8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
EQUITY ASSET
ALLOCATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. The Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

INVESTMENT UPDATE

Duncan Richardson, CFA
Portfolio Manager

The Fund

The Past Six Months

•   During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of 2.78%. This return was the result of an increase in net asset value (NAV) per share to $11.09 on April 30, 2005, from $10.79 on October 31, 2004.(1)

•   The Fund’s Class B shares had a total return of 2.36% during the same period, the result of an increase in NAV per share to $10.85 from $10.60.(1)

•   The Fund’s Class C shares had a total return of 2.36% during the same period, the result of an increase in NAV per share to $10.83 from $10.58.(1)

•   For comparison, the Russell 3000 Index, a broad-based, unmanaged market index of 3000 U.S. stocks, had a total return of 3.69% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•   Although markets remained choppy during the six months ended April 30, 2005, U.S. equities managed to achieve positive returns. Increased market volatility was a reflection of investor anxiety over rising interest rates, inflation fears and record-level oil prices. Defensive, high-dividend-yielding stocks continued to be safe havens for investors dealing with corporate shake-ups and mixed earnings reports.

•   In this environment, the Fund underperformed its benchmark, the Russell 3000 Index.(2) The Fund’s performance is a function of both the performance of the underlying Portfolios and its asset allocation among the Portfolios. While we believe our allocation decisions generally have been positive, many of the constituent component Portfolios in which the Fund invests underperformed their respective benchmarks over the last six months. Small- and mid-cap portfolios contributed most to the overall underperformance.

•   In February of this year, we made a shift in target allocation. Using new fund flows, we gradually allocated approximately 2.5% of the Fund’s assets out of Tax-Managed Small-Cap Value Portfolio into Tax-Managed Multi-Cap Opportunity Portfolio. This allocation move proved beneficial, particularly in the last two months of the six months ended April 30, 2005. As we mentioned in last year’s report, starting in February of 2004, we used new fund flows to gradually reallocate approximately 5% of assets from small-capitalization portfolios into our two domestic large-cap portfolios. This allocation decision has also been positive, as evidenced by the narrowing performance gap between large- and small-cap investments in the last six months. More specifically, the Russell 1000 and S&P 500 Indices have outperformed their smaller-cap counterparts, the Russell 2000 and S&P 600 Indices, during the six months ended April 30, 2005.(2)

•   During the six months ended April 30, 2005, the Fund retained its emphasis of growth stocks over value stocks. Although the value style continues to exceed the growth style, we believe that at this time, particularly within the large-cap universe, growth stocks offer attractive valuations, discounting only a portion of their growth potential and cash flow generation.

•   Returns among classes and styles continue to be unpredictable, validating, in our opinion, the benefits of a strategy that focuses on rebalancing and diversification. While market volatility has been on the rise, the Fund’s overall volatility remains lower than that of the S&P 500 and Russell 3000 Indices. (2) The potential risk reduction benefit of asset allocation comes from having a reasonable allocation plan and sticking to it. We believe that through consistent asset allocation and the ongoing research efforts of each Portfolio, the Fund can remain a useful broad market investment vehicle for investors seeking equity exposure with moderate market volatility.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)   These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)   It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	6.33%	5.54%	5.56%
Life of Fund†	3.32%	2.61%	2.55%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.18%	0.54%	4.56%
Life of Fund†	1.41%	1.70%	2.55%

†Inception Dates – Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

*   Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Current Allocations†† By total investments

Tax-Managed Growth Portfolio	22.5%

Tax-Managed Value Portfolio	22.5%

Tax-Managed Multi-Cap Opportunity Portfolio	15.0%

Tax-Managed International Equity Portfolio	15.0%

Tax-Managed Mid-Cap Core Portfolio	12.5%

Tax-Managed Small-Cap Growth Portfolio	7.5%

Tax-Managed Small-Cap Value Portfolio	5.0%

†† Fund information may not be representative of the Fund’s current or future investments and may change due to active management. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	6.33%	3.32%
Return After Taxes on Distributions	6.33%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	2.84%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	0.18%	1.41%
Return After Taxes on Distributions	0.18%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares	0.12%	1.20%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	5.54%	2.61%
Return After Taxes on Distributions	5.54%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	3.60%	2.23%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	0.54%	1.70%
Return After Taxes on Distributions	0.54%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares	0.35%	1.46%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	5.56%	2.55%
Return After Taxes on Distributions	5.56%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	2.18%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	4.56%	2.55%
Return After Taxes on Distributions	4.56%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.96%	2.18%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Beginning Account Value (11/1/04)	Ending Account Value (4/30/05)	Expenses Paid During Period* (11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,027.80	$7.29
Class B	$1,000.00	$1,023.59	$11.04
Class C	$1,000.00	$1,023.63	$11.04

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25
Class B	$1,000.00	$1,013.90	$10.99
Class C	$1,000.00	$1,013.90	$10.99

*   Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A shares, 2.20% for Class B shares, and 2.20% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $92,717,334)	$96,863,885
Investment in Tax-Managed Value Portfolio, at value (identified cost, $71,364,114)	88,674,452
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $56,147,023)	66,160,304
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $54,174,684)	55,869,765
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $39,777,789)	45,886,698
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $20,340,501)	27,481,364
Investment in Tax-Managed Small Cap Growth Portfolio, at value (identified cost, $24,672,285)	26,470,118
Receivable for Fund shares sold	511,805
Total assets	$407,918,391
Liabilities
Payable for Fund shares redeemed	$434,352
Payable to affiliate for distribution and service fees	70,983
Payable to affiliate for Trustees' fees	259
Accrued expenses	100,681
Total liabilities	$606,275
Net Assets	$407,312,116
Sources of Net Assets
Paid-in capital	$351,447,284
Accumulated net realized gain from Portfolios (computed on the basis of identified cost)	7,542,195
Accumulated net investment income	109,781
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	48,212,856
Total	$407,312,116
Class A Shares
Net Assets	$150,503,697
Shares Outstanding	13,572,560
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.09
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.09)	$11.77
Class B Shares
Net Assets	$116,127,683
Shares Outstanding	10,699,341
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.85
Class C Shares
Net Assets	$140,680,736
Shares Outstanding	12,984,831
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.83
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $136,721)	$3,360,477
Interest allocated from Portfolios	77,253
Expenses allocated from Portfolios	(1,588,328)
Net investment income from Portfolios	$1,849,402
Expenses
Investment adviser fee	$207,165
Administration fee	303,819
Trustees' fees and expenses	1,301
Distribution and service fees Class A	185,604
Class B	589,727
Class C	693,320
Transfer and dividend disbursing agent fees	168,313
Registration fees	75,622
Legal and accounting services	36,621
Custodian fee	23,058
Printing and postage	19,181
Miscellaneous	11,553
Total expenses	$2,315,284
Net investment loss	$(465,882)
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) - Investment transactions (identified cost basis)	$11,287,814
Securities sold short	(155,770)
Foreign currency transactions	(66,946)
Net realized gain	$11,065,098
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(2,514,556)
Securities sold short	101,426
Foreign currency	(344)
Net change in unrealized appreciation (depreciation)	$(2,413,474)
Net realized and unrealized gain	$8,651,624
Net increase in net assets from operations	$8,185,742

See notes to financial statements

6

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(465,882)	$(1,524,011)
Net realized gain from investments, securities sold short, foreign currency and payment by affiliate transactions	11,065,098	4,855,983
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(2,413,474)	19,560,424
Net increase in net assets from operations	$8,185,742	$22,892,396
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$25,771,839	$60,067,487
Class B	11,858,684	35,938,466
Class C	21,478,000	46,557,647
Cost of shares redeemed Class A	(12,990,464)	(17,852,992)
Class B	(7,272,912)	(12,602,084)
Class C	(8,038,556)	(14,442,434)
Net asset value of shares exchanged Class A	365,368	589,553
Class B	(365,368)	(589,553)
Net increase in net assets from Fund share transactions	$30,806,591	$97,666,090
Net increase in net assets	$38,992,333	$120,558,486
Net Assets
At beginning of period	$368,319,783	$247,761,297
At end of period	$407,312,116	$368,319,783
Accumulated undistributed net investment income included in net assets
At end of period	$109,781	$575,663

See notes to financial statements

7

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,			Period Ended
	(Unaudited)		2004		2003	October 31, 2002(1)
Net asset value - Beginning of period	$10.790		$9.930		$8.190	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.014		$0.002		$(0.012)	$(0.024)
Net realized and unrealized gain (loss)	0.286		0.858		1.752	(1.786)
Total income (loss) from operations	$0.300		$0.860		$1.740	$(1.810)
Net asset value - End of period	$11.090		$10.790		$9.930	$8.190
Total Return(3)	2.78%		8.66	%(6)	21.25%	(18.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$150,504		$134,070		$82,868	$38,528
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.45	%(5)	1.46%		1.52%	1.55	%(5)
Net investment income (loss)	0.25	%(5)	0.02%		(0.14)%	(0.43	)%(5)
Portfolio Turnover of the Tax-Managed Value Portfolio	14%		44%		76%	213%
Portfolio Turnover of the Tax-Managed Growth Portfolio	0.4%		4%		19%	21%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	23%		62%		100%	128%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	8%		12%		21%	5%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	107%		239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	25%		42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	120%		282%		248%	131%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.46	%(5)	1.47%	1.77	%(5)
Net investment income (loss)	0.24	%(5)	0.01%	(0.65	)%(5)
Net investment income (loss) per share(2)	$0.013		$0.001	$(0.036)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

8

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,			Period Ended
	(Unaudited)		2004		2003	October 31, 2002(1)
Net asset value - Beginning of period	$10.600		$9.830		$8.170	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.028)		$(0.076)		$(0.077)	$(0.065)
Net realized and unrealized gain (loss)	0.278		0.846		1.737	(1.765)
Total income (loss) from operations	$0.250		$0.770		$1.660	$(1.830)
Net asset value - End of period	$10.850		$10.600		$9.830	$8.170
Total Return(3)	2.36%		7.83	%(6)	20.32%	(18.30)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$116,128		$109,471		$79,854	$31,101
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.20	%(5)	2.21%		2.27%	2.30	%(5)
Net investment loss	(0.51	)%(5)	(0.73)%		(0.88)%	(1.17	)%(5)
Portfolio Turnover of the Tax-Managed Value Portfolio	14%		44%		76%	213%
Portfolio Turnover of the Tax-Managed Growth Portfolio	0.4%		4%		19%	21%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	23%		62%		100%	128%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	8%		12%		21%	5%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	107%		239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	25%		42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	120%		282%		248%	131%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(5)	2.22%	2.52	%(5)
Net investment loss	(0.52	)%(5)	(0.74)%	(1.39	)%(5)
Net investment loss per share(2)	$(0.029)		$(0.077)	$(0.077)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

9

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,			Period Ended
	(Unaudited)		2004		2003	October 31, 2002(1)
Net asset value - Beginning of period	$10.580		$9.810		$8.150	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.028)		$(0.076)		$(0.076)	$(0.065)
Net realized and unrealized gain (loss)	0.278		0.846		1.736	(1.785)
Total income (loss) from operations	$0.250		$0.770		$1.660	$(1.850)
Net asset value - End of period	$10.830		$10.580		$9.810	$8.150
Total Return(3)	2.36%		7.85	%(6)	20.37%	(18.50)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$140,681		$124,779		$85,040	$31,903
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.20	%(5)	2.21%		2.27%	2.30	%(5)
Net investment loss	(0.50	)%(5)	(0.73)%		(0.88)%	(1.17	)%(5)
Portfolio Turnover of the Tax-Managed Value Portfolio	14%		44%		76%	213%
Portfolio Turnover of the Tax-Managed Growth Portfolio	0.4%		4%		19%	21%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	23%		62%		100%	128%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	8%		12%		21%	5%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	107%		239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	25%		42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	120%		282%		248%	131%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(5)	2.22%	2.52	%(5)
Net investment loss	(0.51	)%(5)	(0.74)%	(1.39	)%(5)
Net investment loss per share(2)	$(0.029)		$(0.077)	$(0.077)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

10

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates: Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (10.3%, 0.5%, 48.0%, 51.0%, 49.6%, 64.8%, and 17.1%, respectively, at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - The valuation policy of each Portfolio is as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

11

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $2,400,176 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior year, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	2,237,927	5,725,932
Redemptions	(1,121,950)	(1,703,864)
Exchanges from Class B shares	32,258	56,477
Net increase	1,148,235	4,078,545

12

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	1,053,438	3,476,531
Redemptions	(646,791)	(1,219,817)
Exchanges to Class A shares	(32,907)	(57,280)
Net increase	373,740	2,199,434
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	1,909,545	4,526,216
Redemptions	(715,839)	(1,404,403)
Net increase	1,193,706	3,121,813

4  Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $1,421,290 for the six months ended April 30, 2005. For the six months ended April 30, 2005, the advisory fee paid directly by the Fund amounted to $207,165.

An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $303,819.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended April 30, 2005, EVM earned $15,597 in sub-transfer agent fees.

The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $112,563 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2005.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $442,295 and $519,990 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,895,000, and $5,190,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued

13

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

for the six months ended April 30, 2005 amounted to $185,604, $147,432 and $173,330 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $121,000 and $10,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

7  Investment Transactions

For the six months ended April 30, 2005, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Tax-Managed Value Portfolio	$1,438,852	$-
Tax-Managed Growth Portfolio	16,484,069	-
Tax-Managed International Equity Portfolio	-	563,286
Tax-Managed Small-Cap Value Portfolio	-	2,825,563
Tax-Managed Multi-Cap Opportunity Portfolio	13,134,662	-
Tax-Managed Mid-Cap Core Portfolio	419,840	-
Tax-Managed Small-Cap Growth Portfolio	-	-
Tax-Managed Equity Asset Allocation Fund

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	30,274,041	297,796
James B. Hawkes	30,279,691	292,145
Samuel L. Hayes, III	30,276,749	295,087
William H. Park	30,272,746	299,091
Ronald A. Pearlman	30,266,492	305,345
Norton H. Reamer	30,247,449	324,388
Lynn A. Stout	30,264,051	307,786
Ralph F. Verni	30,273,023	298,814

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

14

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Equity Asset Allocation Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

15

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Fund. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Fund and its shareholders.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

16

Eaton Vance Tax-Managed Equity Asset Allocation Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

17

Investment Adviser of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Equity Asset Allocation Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1299-6/05  TMEAASRC

Semiannual Report April 30, 2005

EATON VANCE
DIVERSIFIED
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Diversified Income Fund as of April 30, 2005

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Period Since Inception on December 7, 2004

•                  The Fund’s Class A shares had a total return of 1.01% during the period from inception on December 7, 2004 through April 30, 2005.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.85 on April 30, 2005 from $10.00 on December 7, 2004, and the reinvestment of $0.251 in dividends.

•                  The Fund’s Class B shares had a total return of 0.61% during the period from inception on December 7, 2004 through April 30, 2005.(1) This return resulted from a decrease in NAV to $9.84 on April 30, 2005 from $10.00 on December 7, 2004, and the reinvestment of $0.221 in dividends.

•                  The Fund’s Class C shares had a total return of 0.61% during the period from inception on December 7, 2004 through April 30, 2005.(1) This return resulted from a decrease in NAV to $9.84 on April 30, 2005 from $10.00 on December 7, 2004, and the reinvestment of $0.221 in dividends.

•                  In comparison, the Lehman Intermediate Government Bond Index – an unmanaged index of U.S. government bonds with maturities between one and 10 years – had a total return of 0.48% during the period from December 31, 2004 through April 30, 2005.(2) The Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market – had a total return of -2.50% during the period ended April 30, 2005.(2) The S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 1.28% during the period ended April 30, 2005.(2)

Recent Fund Developments

•                  The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income. The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objectives by investing its assets in three registered investment companies (each, a “Portfolio”) managed by Eaton Vance Management or its affiliates: Boston Income Portfolio normally invests primarily in high yield, high risk corporate bonds; Floating Rate Portfolio normally invests primarily in interests in senior floating rate loans; and Government Obligations Portfolio normally invests primarily in U.S. Government issued or backed mortgage-backed securities (MBS).

•                  The high-yield market, which had performed relatively well in 2004, weakened in March and April 2005, amid a Treasury market decline, rumors of a ratings downgrade in Ford and General Motors bonds and concerns over the economy. Management positioned the Fund’s high-yield investments defensively, maintaining a shorter duration and avoiding the more speculative segments of the high-yield market. Boston Income Portfolio focused on two- and three-year bonds and issues nearing their call dates – a strategy that shortened duration and provided some protection from higher interest rates and widening credit spreads. The Portfolio focused on non-cyclical areas, such as wireless telecom, and companies with excellent liquidity.

•                  In the first months of the Fund’s operation, the loan market was characterized by relatively stable credit conditions and continuing strong technical factors, with credit spreads at historical lows and prices above par. Late in the period, loan pricing eased slightly in response to significant spread widening in the high-yield bond market. Once again, loans demonstrated their relatively low volatility versus high-yield bonds and, for the period, acted as a risk mitigator for the overall Fund. This was largely due to the seniority and floating-rate characteristics of loans.

•                  Within the MBS segment, the Fund’s investments remained focused on seasoned MBS. In the period since the inception of the Fund in December 2004, prepayment rates for Government Obligation Portfolio’s seasoned MBS have been stable at a rate of approximately 20-25% per annum. Yield spreads of seasoned MBS over U.S. Treasuries have tightened approximately 50 basis points (0.50%). These factors have contributed to the outperformance of seasoned MBS over Treasuries year-to-date in 2005.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, returns would be lower

(2)       It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

2

Eaton Vance Diversified Income Fund as of April 30, 2005

P E R F O R M A N C E

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Life of Fund†	1.01%	0.61%	0.61%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Life of Fund†	-3.80%	-4.31%	-0.38%

†                  Inception dates: Class A: 12/7/04; Class B: 12/7/04; Class C: 12/7/04

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Diversification by Sectors(2)

(2)          Diversification by Sectors breakdown reflects the Fund’s investments in Boston Income Portfolio, Floating Rate Portfolio and Government Obligations Portfolio as of April 30, 2005. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

3

Eaton Vance Diversified Income Fund as of April 30, 2005

F U N D  E X P E N S E S

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 7, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Diversified Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(12/7/04)	(4/30/05)	(12/7/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,010.10	$4.99
Class B	$1,000.00	$1,006.10	$7.97
Class C	$1,000.00	$1,006.10	$7.97

*                 Actual expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares, 2.00% for Class B shares and 2.00% for Class C shares, multiplied by the average account value over the period, multiplied by 145/365 (to reflect the period from inception, December 7, 2004 to April 30, 2005). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 6, 2004. The Example reflects the expenses of the Fund and the Portfolios.

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.80	$5.01
Class B	$1,000.00	$1,016.90	$8.00
Class C	$1,000.00	$1,016.90	$8.00

*                 Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares, 2.00% for Class B shares and 2.00% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 6, 2004. The Example reflects the expenses of the Fund and the Portfolios.

4

Eaton Vance Diversified Income Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Boston Income Portfolio, at value (identified cost, $26,743,599)	$25,802,744
Investment in Floating Rate Portfolio, at value (identified cost, $26,082,144)	26,041,709
Investment in Government Obligations Portfolio, at value (identified cost, $25,986,657)	26,120,563
Receivable for Fund shares sold	1,608,042
Receivable from the Administrator	25,537
Total assets	$79,598,595
Liabilities
Dividends payable	$332,689
Payable for Fund shares redeemed	44,200
Payable to affiliate for distribution and service fees	12,259
Payable to affiliate for Trustees' fees	109
Accrued expenses	44,028
Total liabilities	$433,285
Net Assets	$79,165,310
Sources of Net Assets
Paid-in capital	$80,103,443
Accumulated net realized gain from Portfolios (computed on the basis of identified cost)	46,949
Accumulated distributions in excess of net investment income	(137,698)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(847,384)
Total	$79,165,310
Class A Shares
Net Assets	$39,579,474
Shares Outstanding	4,019,912
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.85
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.85)	$10.34
Class B Shares
Net Assets	$8,704,894
Shares Outstanding	884,892
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.84
Class C Shares
Net Assets	$30,880,942
Shares Outstanding	3,138,552
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.84
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Period Ended
April 30, 2005(1)

Investment Income
Interest and other income allocated from Portfolios	$735,219
Dividends allocated from Portfolios	1,228
Security lending income allocated from Portfolios	18,898
Expenses allocated from Portfolios	(80,383)
Net investment income from Portfolios	$674,962
Expenses
Trustees' fees and expenses	$109
Distribution and service fees - Class A	15,433
Class B	13,084
Class C	46,676
Legal and accounting services	20,263
Registration fees	19,865
Transfer and dividend disbursing agent fees	12,988
Printing and postage	6,147
Custodian fee	5,554
Miscellaneous	2,200
Total expenses	$142,319
Deduct - Allocation of expenses to the Administrator	$25,537
Total expense reductions	$25,537
Net expenses	$116,782
Net investment income	$558,180
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) - Investment transactions (identified cost basis) (net of foreign taxes, $486)	$38,259
Financial futures contracts	5,727
Swap contracts	486
Foreign currency and forward foreign currency exchange contract transactions	2,477
Net realized gain	$46,949
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(833,279)
Financial futures contracts	(13,188)
Swap contracts	(371)
Foreign currency and forward foreign currency exchange contracts	(546)
Net change in unrealized appreciation (depreciation)	$(847,384)
Net realized and unrealized loss	$(800,435)
Net decrease in net assets from operations	$(242,255)

(1)  For the period from the start of business, December 07, 2004, to April 30, 2005.

See notes to financial statements

5

Eaton Vance Diversified Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2005 (Unaudited)(1)
From operations - Net investment income	$558,180
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	46,949
Net change in unrealized depreciation from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	(847,384)
Net decrease in net assets from operations	$(242,255)
Distributions to shareholders - From net investment income Class A	$(373,465)
Class B	(72,133)
Class C	(250,280)
Total distributions to shareholders	$(695,878)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$40,990,248
Class B	8,994,191
Class C	31,379,983
Net asset value of shares issued to shareholders in payment of distributions declared Class A	148,129
Class B	18,867
Class C	83,274
Cost of shares redeemed
Class A	(1,076,583)
Class B	(207,696)
Class C	(226,970)
Net increase in net assets from Fund share transactions	$80,103,443
Net increase in net assets	$79,165,310
Net Assets
At beginning of period	$-
At end of period	$79,165,310
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(137,698)

(1)  For the period from the start of business, December 7, 2004, to April 30, 2005.

See notes to financial statements

6

Eaton Vance Diversified Income Fund as of April 30, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Period Ended April 30, 2005 (Unaudited)(1)(2)
Net asset value - Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.192
Net realized and unrealized loss	(0.091)
Total income from operations	$0.101
Less distributions
From net investment income	$(0.251)
Total distributions	$(0.251)
Net asset value - End of period	$9.850
Total Return(3)	1.01%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$39,579
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.25	%(5)
Net expenses after custodian fee reduction(4)	1.25	%(5)
Net investment income	4.96	%(5)
Portfolio Turnover of the Boston Income Portfolio	34%
Portfolio Turnover of the Floating Rate Portfolio	32%
Portfolio Turnover of the Government Obligations Portfolio	2%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.46	%(5)
Expenses after custodian fee reduction(4)	1.46	%(5)
Net investment income	4.75	%(5)
Net investment income per share	$0.184

(1)  For the period from the commencement of operations, December 7, 2004, to April 30, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Diversified Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Period Ended April 30, 2005 (Unaudited)(1)(2)
Net asset value - Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.163
Net realized and unrealized loss	(0.102)
Total income from operations	$0.061
Less distributions
From net investment income	$(0.221)
Total distributions	$(0.221)
Net asset value - End of period	$9.840
Total Return(3)	0.61%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$8,705
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.00	%(5)
Net expenses after custodian fee reduction(4)	2.00	%(5)
Net investment income	4.21	%(5)
Portfolio Turnover of the Boston Income Portfolio	34%
Portfolio Turnover of the Floating Rate Portfolio	32%
Portfolio Turnover of the Government Obligations Portfolio	2%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(5)
Expenses after custodian fee reduction(4)	2.21	%(5)
Net investment income	4.00	%(5)
Net investment income per share	$0.155

(1)  For the period from the commencement of operations, December 7, 2004, to April 30, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Diversified Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended April 30, 2005 (Unaudited)(1)(2)
Net asset value - Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.163
Net realized and unrealized loss	(0.102)
Total income from operations	$0.061
Less distributions
From net investment income	$(0.221)
Total distributions	$(0.221)
Net asset value - End of period	$9.840
Total Return(3)	0.61%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$30,881
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.00	%(5)
Net expenses after custodian fee reduction(4)	2.00	%(5)
Net investment income	4.21	%(5)
Portfolio Turnover of the Boston Income Portfolio	34%
Portfolio Turnover of the Floating Rate Portfolio	32%
Portfolio Turnover of the Government Obligations Portfolio	2%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(5)
Expenses after custodian fee reduction(4)	2.21	%(5)
Net investment income	4.00	%(5)
Net investment income per share	$0.155

(1)  For the period from the commencement of operations, December 7, 2004, to April 30, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Diversified Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is structured as a "fund-of-funds" and currently invests all of its investable assets in the following three registered investment companies (each, a Portfolio) managed by Eaton Vance or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (1.5%, 0.4%, and 2.8%, respectively, at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the

10

Eaton Vance Diversified Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Interim Financial Statements - The interim financial statements relating to the period from the start of business, December 7, 2004 to April 30, 2005 have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance Diversified Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares for the period from the start of business, December 7, 2004, to April 30, 2005, were as follows:

Class A	Period Ended April 30, 2005 (Unaudited)
Sales	4,113,639
Issued to shareholders electing to receive payments of distributions in Fund shares	14,911
Redemptions	(108,638)
Net increase	4,019,912
Class B	Period Ended April 30, 2005 (Unaudited)
Sales	903,936
Issued to shareholders electing to receive payments of distributions in Fund shares	1,900
Redemptions	(20,944)
Net increase	884,892

Class C	Period Ended April 30, 2005 (Unaudited)
Sales	3,153,049
Issued to shareholders electing to receive payments of distributions in Fund shares	8,382
Redemptions	(22,879)
Net increase	3,138,552

4  Investment Advisor Fee and other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios). EVM does not receive a fee for serving as the Fund's investment adviser. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of investment adviser fees. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the period ended April 30, 2005, EVM earned $595 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds principal underwriter, received $39,121 as its portion of the sales charge on sales of Class A for the period ended April 30, 2005.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940

12

Eaton Vance Diversified Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $9,813, and $35,007 for Class B and Class C shares, respectively, to or payable to EVD for the period ended April 30, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $332,000, and $1,774,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period ended April 30, 2005 amounted to $15,433, $3,271 and $11,669 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $3,000 and $1,000 of CDSC paid by shareholders for Class A, Class B, and Class C shares, respectively, for the period ended April 30, 2005.

7  Investment Transactions

For the period ended April 30, 2005, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Boston Income Portfolio	$28,272,948	$1,882,554
Floating Rate Portfolio	27,797,296	1,891,526
Government Obligations Portfolio	27,860,533	2,066,208

13

Eaton Vance Diversified Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Investment in Portfolios

For the period ended April 30, 2005, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Boston Income Portfolio	Floating Rate Portfolio	Government Obligations Portfolio	Total
Dividend & interest income	$336,376	$202,368	$197,703	$736,447
Security lending income	-	-	18,898	18,898
Expenses	(27,045)	(21,914)	(31,424)	(80,383)
Net investment income	$309,331	$180,454	$185,177	$674,962
Net realized gain (loss) -
Investment transactions (identified cost basis)	$41,397	$(4,566)	$1,428	$38,259
Financial futures contracts	-	-	5,727	5,727
Swap contracts	-	486	-	486
Foreign currency and forward foreign currency exchange contract transactions	2,477	-	-	2,477
Net realized gain (loss)	$43,874	$(4,080)	$7,155	$46,949
Change in unrealized appreciation (depreciation)
Investments	$(940,309)	$(40,064)	$147,094	$(833,279)
Financial futures contracts	-	-	(13,188)	(13,188)
Swap contracts	-	(371)	-	(371)
Foreign currency and forward foreign currency exchange contracts	(546)	-	-	(546)
Net change in unrealized appreciation (depreciation)	$(940,855)	$(40,435)	$133,906	$(847,384)

9  Meeting of Shareholders

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	2,644,275	300
James B. Hawkes	2,644,275	300
Samuel L. Hayes, III	2,644,275	300
William H. Park	2,644,275	300
Ronald A. Pearlman	2,644,275	300
Norton H. Reamer	2,644,275	300
Lynn A. Stout	2,643,425	1,151
Ralph F. Verni	2,644,275	300

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

14

Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Diversified Income Fund (the "Fund") is a fund of funds which invests in three Portfolios for which Boston Management and Research ("BMR") serves as investment adviser: Boston Income Portfolio; Floating Rate Portfolio; and Government Obligations Portfolio (together, the "Portfolios"). Eaton Vance Management ("Eaton Vance") serves as the investment adviser to the Fund.

The investment advisory agreement between the Fund and Eaton Vance was approved by the Board of Trustees on November 15, 2004 in connection with the organization of the Fund. In considering the approval of the Fund's investment advisory agreement with Eaton Vance, the Special Committee of the Board of Trustees noted that the agreement relates to Eaton Vance's management of the ongoing allocation of the Fund's assets among the Portfolios and that Eaton Vance is not charging an advisory fee for such services. It was further noted that, since the Fund intends to invest approximately equally in the three Portfolios and will rebalance its assets whenever allocations exceed plus or minus three percent of the Fund's pre-determined fixed allocation percentages, it is not anticipated that Eaton Vance will regularly engage in significant active allocation of Fund assets.

The investment advisory agreements between BMR and each Portfolio were approved on March 21, 2005 in connection with the annual review of investment advisory agreements. In considering the approval of the Portfolios' investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements with the Portfolios. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio with those of comparable funds;

•  An independent report comparing the expense ratios of Eaton Vance funds that invest solely in the Portfolios to those of comparable funds;

•  Information regarding investment performance (including on a risk-adjusted basis) of other Eaton Vance funds that invest solely in the Portfolios in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Portfolio assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio's investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. In addition, for High Income Portfolio, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee also took into account the time and attention to be devoted by senior management to each Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available to the investment adviser were appropriate to fulfill its duties on behalf of each Portfolio.

15

Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In its review of comparative information with respect to investment performance, the Special Committee concluded that each Portfolio had performed within a range that the Special Committee deemed competitive. In reviewing the information regarding expense ratios, the Special Committee concluded that the expense ratios of each Portfolio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each of the Portfolios, noting in particular that the assets of Boston Income Portfolio increased materially in 2004. The Special Committee requested, and the investment adviser agreed to implement, advisory fee breakpoints for Boston Income Portfolio. The Special Committee concluded that the fee breakpoints which are now in place for each Portfolio will allow for an equitable sharing of such benefits, when realized, with such Portfolios and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of each of the investment advisory agreements with the Portfolios, including the fee structures, is in the interests of shareholders.

16

Eaton Vance Diversified Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust, Jr.
President and Chief Executive Officer
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

17

Investment Adviser of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Diversified Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2320-6/05  DISRC

Semiannual Report April 30, 2005

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•             Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•             None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•             Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•             We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Equity Research Fund as of April 30, 2005

INVESTMENT UPDATE

Walter Row
Investment Team Leader

The Fund

Performance for the Past Six Months

•        During the six months ended April 30, 2005, the Fund had a total return of 4.02%. This return was the result of an increase in net asset value (NAV) per share to $11.21 on April 30, 2005, from $10.81 on October 31, 2004, and the reinvestment of $0.035 per share in dividend income. (1)

•        For comparison, the Fund’s benchmark, the S&P 500 Index (the S&P 500) – a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance – had a total return of 3.28% during the period. (2)

Management Discussion

•        Although markets remained choppy during the six months ended April 30, 2005, U.S. equities managed to post positive returns. Increased market volatility was a reflection of investor anxiety over rising interest rates, inflation fears and record-level oil prices. Defensive, high-dividend-yielding stocks continued to be safer havens for investors dealing with corporate shake-ups and mixed earnings reports.

•        For the six-month period ended April 30, 2005, the leading economic sectors within the S&P 500 were energy and utilities. (2) The lagging sectors were telecom services and financials. On the back of strong performance in energy and utilities, the value style of investing outperformed the growth style during the period, while small-capitalization companies generally outperformed large-cap companies. In the early months of 2005, however, investor preference began to shift toward large-cap and higher-quality companies.

•        The Fund’s returns were positive during the period and outpaced those of the S&P 500.(2) The investment objective of the Fund is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities, with the Fund generally maintaining investments in all or most of the market sectors represented in the S&P 500.(2) The Fund’s holdings are selected by a team of equity research analysts, with each analyst responsible for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the investment team leader, using the market sector weightings of the S&P 500 as a benchmark. (2) Because over time, the sector weightings of the Fund are generally similar to those of its benchmark, stock selection remains a primary driver of the Fund’s relative performance.

•        In selecting and managing the Fund’s securities portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and their stock prices.

•        The Fund’s outperformance over the six months ended April 30, 2005, was driven primarily by stock selections in the financial and consumer discretionary sectors. Representation in regional bank stocks, consumer lending, and specialty retailing helped drive the performance of the Fund during this time period. Additionally, avoiding a significant stock in its benchmark, that of an online auction company, helped insulate the Fund from negative performance relative to the benchmark. The Fund’s returns were adversely affected by negative performance in certain information technology and industrial sector names.

The views expressed throughout this report are those of the investment team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)  These returns do not include the 5.75% maximum sales charge. If the sales charge were deducted, the return would be lower.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Equity Research Fund as of April 30, 2005

FUND PERFORMANCE

Performance*

Average Annual Total Returns (at net asset value)
One Year	7.60%
Life of Fund †	3.43%
SEC Average Annual Total Returns (including sales charge)
One Year	1.39%
Life of Fund †	1.70%

†Inception Date – 11/01/01

* Average Annual Total Returns do not include the 5.75% maximum sales charge. If the sales charge was deducted, the return would be lower. SEC average annual total returns reflect the maximum 5.75% sales charge.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector **

By net assets

Financials	18.8%
Information Technology	14.0%
Health Care	13.8%
Consumer Staples	10.5%
Consumer Discretionary	10.4%
Industrials	10.4%
Energy	9.9%
Materials	4.1%
Utilities	3.2%
Telecommunication Services	3.1%

**Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance Equity Research Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Research Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual	$1,000.00	$1,040.20	$7.08
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,017.90	$7.00

*            Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004.

4

Eaton Vance Equity Research Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks — 98.2%

Security	Shares	Value

Aerospace and Defense — 3.2%
General Dynamics Corp.	107	$11,240
Lockheed Martin Corp.	208	12,678
Northrop Grumman Corp.	204	11,187
United Technologies Corp.	125	12,715
		$47,820
Auto Components — 0.6%
Borg-Warner, Inc.	207	$9,464

Banks — 4.8%
Anglo Irish Bank Corp. PLC	600	$7,121
Bank of America Corp.	409	18,421
Canadian Western Bank	160	3,482
Kensington Group PLC	360	3,777
National Bank of Canada	125	5,220
National Bank of Greece SA, ADS	555	3,791
North Fork Bancorp.	205	5,771
Placer Sierra Bancshares	230	5,341
Preferred Bank	53	2,000
SunTrust Banks, Inc.	105	7,647
Wells Fargo & Co.	152	9,111
		$71,682
Beverages — 2.3%
Anheuser-Busch Cos., Inc.	195	$9,140
Coca Cola Co. (The)	148	6,429
PepsiCo, Inc.	335	18,639
		$34,208
Biotechnology — 2.5%
Abgenix, Inc.(1)	238	$1,659
Amgen, Inc.(1)	276	16,066
CV Therapeutics, Inc.(1)	238	4,717
Eyetech Pharmaceuticals, Inc.(1)	90	2,069
Genzyme Corp.(1)	155	9,084
MedImmune Inc.(1)	131	$3,323
		$36,918

Chemicals — 1.7%
Dow Chemical Co. (The)	160	$7,349
E. I. du Pont de Nemours & Co.	155	7,302
Monsanto Co.	170	9,965
		$24,616
Commercial Services & Supplies — 0.4%
Cendant Corp.	300	$5,973
PHH Corp.(1)	15	335
		$6,308

Communications Equipment — 2.0%
Cisco Systems, Inc.(1)	590	$10,195
Corning, Inc.(1)	1,392	19,140
		$29,335
Computers & Business Equipment — 1.7%
Dell, Inc.(1)	182	$6,339
International Business Machines Corp.	156	11,915
Lexmark International, Inc.(1)	91	6,320
		$24,574

Consumer Finance — 1.7%
Student Loan Corp.	130	$25,188

Containers & Packaging — 0.3%
Smurfit-Stone Container Corp.(1)	315	$4,130

Electrical Equipment — 0.1%
GrafTech International, Ltd.(1)	254	$968

See notes to financial statements

5

Security	Shares	Value

Electronics – Semiconductors — 5.2%
Altera Corp.(1)	264	$5,473
Analog Devices, Inc.	363	12,382
Applied Materials, Inc.(1)	226	3,361
Broadcom Corp., Class A.(1)	75	2,243
Cymer, Inc.(1)	159	3,942
Intel Corp.	500	11,760
KLA-Tencor Corp.	63	2,458
Linear Technology Corp.	250	8,935
Marvell Technology Group, Ltd.(1)	142	4,754
Maxim Integrated Products, Inc.	297	11,108
Microchip Technology, Inc.	260	7,405
Silicon Laboratories, Inc.(1)	142	3,607
		$77,428
Energy Equipment & Services — 2.2%
Halliburton Co.	490	$20,379
Transocean Inc.(1)	254	11,778
		$32,157
Financial Services – Diversified — 2.7%
Citigroup, Inc.	774	$36,347
EuroBancshares, Inc.(1)	255	3,585
		$39,932
Food Products — 1.5%
Nestle SA, ADR	346	$22,743

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	196	$7,272
Boston Scientific Corp.(1)	188	5,561
Immucor, Inc.(1)	25	746
Medtronic, Inc.	124	6,535
Thoratec Corp.(1)	202	2,616
Zimmer Holdings, Inc.(1)	78	6,351
		$29,081
Health Care Services — 3.7%
Aetna, Inc.	140	$10,272
AmerisourceBergen Corp.	102	6,250
Caremark Rx, Inc.(1)	457	18,303
HCA Inc.	163	9,102
WebMD Corp.(1)	321	3,050
WellPoint, Inc.(1)	65	8,304
		$55,281
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	127	$6,208
McDonald’s Corp.	254	7,445
		$13,653
Household Durables — 0.3%
Lennar Corp., Class A	92	$4,735
Lennar Corp., Class B	8	383
		$5,118
Household Products — 1.0%
Procter & Gamble Co.	284	$15,379

Industrial Conglomerates — 3.6%
General Electric Co.	891	$32,254
Tyco International Ltd.	664	20,790
		$53,044

Insurance — 3.3%
AFLAC Inc.	248	$10,081
Allstate Corp., (The)	113	6,346
Berkshire Hathaway, Inc., Class B (1)	5	13,990
MetLife, Inc.	159	6,185
Progressive Corp.	111	10,131
XL Capital Ltd., Class A	36	2,531
		$49,264

See notes to financial statements

6

Security	Shares	Value

Investment Services — 3.2%
Affiliated Managers Group, Inc.(1)	111	$6,941
Goldman Sachs Group, Inc.	124	13,242
Legg Mason, Inc.	96	6,802
Lehman Brothers Holdings Inc.	127	11,648
Merrill Lynch & Co., Inc.	173	9,330
		$47,963
IT Consulting & Services — 1.3%
Accenture Ltd., Class A.(1)	374	$8,116
CheckFree Corp.(1)	100	3,668
Paychex, Inc.	240	7,344
		$19,128
Machinery — 2.6%
Caterpillar Inc.	112	$9,862
Danaher Corp.	272	13,771
Deere & Co.	239	14,947
		$38,580
Media — 3.3%
Getty Images, Inc.(1)	180	$12,879
McGraw-Hill Companies, Inc., (The)	142	12,365
Omnicom Group, Inc.	67	5,554
Time Warner Inc.(1)	725	12,187
Viacom, Inc., Class B	194	6,716
		$49,701
Metals & Mining — 1.7%
Alcan Inc.	95	$3,080
Companhia Vale do Rio Doce, ADR	258	6,953
Goldcorp Inc.	390	5,047
Inco Ltd.(1)	134	4,789
Novelis Inc.	19	409
Teck Cominco Ltd., Class B	184	5,960
		$26,238
Oil & Gas — 7.8%
BP PLC, ADS	141	$8,587
ConocoPhillips	69	7,235
Exxon Mobil Corp.	532	30,340
Niko Resources Ltd.	134	5,659
Statoil ASA, ADR	428	7,486
Total SA, ADR	129	14,307
Valero Energy Corp.	300	20,559
Williams Cos., Inc. (The)	1,245	21,190
		$115,363
Paper & Forest Products — 0.4%
Weyerhaeuser Co.	81	$5,557

Personal Products — 2.3%
Estee Lauder Cos., Class A	319	$12,253
Gillette Co.	429	22,153
		$34,406
Pharmaceuticals — 5.6%
Johnson & Johnson Co.	322	$22,099
King Pharmaceuticals, Inc.(1)	232	1,856
Lilly (Eli) & Co.	82	4,794
Pfizer, Inc.	1,065	28,936
Sepracor, Inc.(1)	125	7,490
Valeant Pharmaceuticals International	173	3,590
Wyeth	329	14,785
		$83,550
RetailFood & Staples — 2.0%
Walgreen Co.	390	$16,793
Wal-Mart Stores, Inc.	279	13,152
		$29,945

See notes to financial statements

7

Security	Shares	Value

Retail – Multiline — 1.6%
Dollar General Corp.	685	$13,940
Target Corp.	226	10,486
		$24,426
Retail – Specialty — 3.0%
Abercrombie & Fitch Co., Class A	203	$10,952
Bed Bath & Beyond Inc.(1)	385	14,326
Home Depot, Inc.	270	9,550
Linens ‘N Things, Inc.(1)	411	9,589
		$44,417
Road & Rail — 0.5%
Swift Transportation Co., Inc.(1)	363	$7,743

Software Services — 3.8%
Magma Design Automation, Inc.(1)	320	$1,965
Microsoft Corp.	1,097	27,754
Oracle Corp.(1)	1,037	11,988
SAP AG, ADR	181	7,137
Symantec Corp.(1)	430	8,075
		$56,919
Telecommunication Services – Wireless — 3.1%
SpectraSite, Inc.(1)	512	$28,738
Vodafone Group PLC, ADS	670	17,514
		$46,252
Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	95	$7,297
Polo Ralph Lauren Corp., Class A	95	3,334
Reebok International Ltd.	11	447
		$11,078
Thrifts & Mortgage Finance — 3.0%
Countrywide Financial Corp.	670	$24,247
Doral Financial Corp.	142	1,995
IndyMac Bancorp, Inc.	139	5,349
Northern Rock PLC	255	3,644
PFF Bancorp, Inc.	130	3,630
R & G Financial Corp., Class B	116	1,648
W Holding Co., Inc.	465	3,762
		$44,275
Tobacco — 1.4%
Altria Group, Inc.	330	$21,447

Utilities – Electric — 2.2%
NRG Energy, Inc.(1)	330	$10,263
TXU Corp.	258	22,134
		$32,397
Utilities – Multi-Utilities — 1.0%
CMS Energy Corp.(1)	1,155	$14,923

Total Common Stocks (identified cost $1,343,325)		$1,462,599

Total Investments — 98.2% (identified cost $1,343,325)		$1,462,599

Other Assets, Less Liabilities — 1.8%		$26,622

Net Assets — 100.0%		$1,489,221

(1) Non-income producing security.

ADR – American Depository Receipt

ADS – American Depository Share

See notes to financial statements

8

Eaton Vance Equity Research as of April 30, 2005

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value
(identified cost, $1,343,325)	$1,462,599
Cash	14,682
Receivable for investments sold	53,835
Receivable for Fund shares sold	2,237
Dividends receivable	1,559
Tax reclaim receivable	165
Prepaid expenses	14,671
Receivable from the Adviser	32,370
Total assets	$1,582,118

Liabilities
Payable to affiliate for service fees	$311
Payable for investments purchased	69,420
Accrued expenses	23,166
Total liabilities	$92,897
Net Assets for 132,813 shares of beneficial interest outstanding	$1,489,221

Sources of Net Assets
Paid-in capital	$1,332,914
Accumulated net realized gain (computed on the basis of identified cost)	38,069
Accumulated distributions in excess of net investment income	(1,036)
Net unrealized appreciation (computed on the basis of identified cost)	119,274
Total	$1,489,221

Net Asset Value and Redemption Price Per Share
($1,489,221 ÷ 132,813 shares of beneficial interest outstanding)	$11.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of $11.21)	$11.89

Statement of Operations

For the Six Months Ended

April 30, 2005

Investment Income
Dividends (net of foreign taxes, $171)	$12,903
Interest	161
Total investment income	$13,064

Expenses —
Investment adviser fee	$4,818
Administration fee	1,102
Service fees	1,837
Custodian fee	5,084
Legal and accounting services	15,765
Printing and postage	3,284
Registration fees	14,462
Transfer and dividend disbursing agent fees	300
Miscellaneous	1,914
Total expenses	$48,566
Deduct —
Preliminary waiver and reimbursement of expenses by the Adviser and/or Administrator	$38,290
Total expense reductions	$38,290
Net expenses	$10,276
Net investment income	$2,788

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$60,480
Foreign currency transactions	59
Net realized gain	$60,539
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(7,265)
Net change in unrealized appreciation (depreciation)	$(7,265)
Net realized and unrealized gain	$53,274
Net increase in net assets from operations	$56,062

See notes to financial statements

9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations
Net investment income	$2,788	$724
Net realized gain (loss) on investments and foreign currency transactions	60,539	48,772
Net change in unrealized appreciation (depreciation) from investments	(7,265)	43,797
Net increase in net assets from operations	$56,062	$93,293

Distributions to Shareholders:
From net investment income	$(4,361)	$(811)
Total distributions to shareholders	$(4,361)	$(811)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$631,102	$410,096
Net asset value of shares issued to shareholders in payment of distributions declared	4,365	811
Cost of shares redeemed	(493,725)	(156,590)
Net increase in net assets from Fund share transactions	$141,742	$254,317
Net increase in net assets	$193,443	$346,799

Net Assets
At beginning of period	$1,295,778	$948,979
At end of period	$1,489,221	$1,295,778

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,036)	$537

See notes to financial statements

10

Financial Highlights

	Six Months
	Ended
	April 30,
	2005		Year Ended October 31,
	(Unaudited)		2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$10.810		$9.860	$8.400	$10.000

Income (loss) from operations
Net investment income (loss)	$0.023		$0.007	$0.007	$(0.001)
Net realized and unrealized gain (loss)	0.412		0.952	1.453	(1.599)
Total income (loss) from operations	$0.435		$0.959	$1.460	$(1.600)

Less distributions
From net investment income	$(0.035)		$(0.009)	$—	$—
Total distributions	$(0.035)		$(0.009)	$—	$—
Net asset value — End of period	$11.210		$10.810	$9.860	$8.400
Total Return(2)	4.02%		9.73%	17.38%	(16.00)%

Ratios/Supplemental Data †
Net assets, end of period (000’s omitted)	$1,489		$1,296	$949	$686
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(3)	1.40%	1.40%	1.45%
Net expenses after custodian fee reduction	1.40	%(3)	1.40%	1.40%	1.40%
Net investment income (loss)	0.38	%(3)	0.07%	0.08%	(0.01)%
Portfolio Turnover	60%		70%	64%	90%

†The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	6.61	%(3)	5.67%	6.67%	7.22%
Expenses after custodian fee reduction	6.61	%(3)	5.67%	6.67%	7.17%
Net investment loss	(4.83	)%(3)	(4.20)%	(5.19)%	(5.78)%
Net investment loss per share	$(0.275)		$(0.441)	$(0.461)	$(0.552)

(1)   Net investment income (loss) per share was computed using average shares outstanding.

(2)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.  Total return is not computed on an annualized basis.  Total return would have been lower had certain expenses had not been reduced during the periods shown.

(3)   Annualized.

See notes to financial statements

11

Eaton Vance Equity Research as of April 30, 2005 Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   Significant Accounting Policies

Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust) and commenced operations on November 1, 2001. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over the counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B Income —  Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes —  The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for Federal income tax purposes, had a capital loss carryover of $21,262, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($11,320) and October 31, 2011 ($9,942).

D Expenses —  The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

12

E Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund’s custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund’s custodian fee for the six months ended April 30, 2005.

F Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

I Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six month period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2      Distributions to Shareholders

It is the present policy of the Fund to distribute annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3      Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Sales	56,778	38,762
Issued to shareholders electing to receive payments of distributions in Fund shares	378	79

Redemptions	(44,193)	(15,238)

Net increase	12,963	23,603

At April 30, 2005, Eaton Vance Management (EVM) and an EVM retirement plan owned 32% and 53%, respectively, of the outstanding shares of the Fund.

4      Investment Adviser Fee and

Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the fee amounted to $4,818 all of which was waived. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund. For the six months ended April 30, 2005, the fee amounted to $1,102, all of which was waived. Pursuant to a voluntary expense reimbursement, EVM was allocated $32,370 of the Fund’s operating expenses. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $31 in sub-transfer agent fees from the Fund.

13

Except as to Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5      Service Plan

The Trust has in effect a Service Plan (The Plan) for the Fund. The Plan authorizes the Fund to make payments of service fees to Eaton Vance Distributor’s, Inc. (EVD), investment dealers and other persons in amounts equal to 0.25% (annually) of the Fund’s average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees accrued or paid for the six months ended April 30, 2005 amounted to $1,837.

6      Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $1,001,459 and $863,250, respectively for the six months ended April 30, 2005.

7      Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,343,325
Gross unrealized appreciation	$183,119
Gross unrealized depreciation	(63,845)
Net unrealized appreciation	$119,274

8      Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	11,948	0
James B. Hawkes	11,948	0
Samuel L. Hayes, III	11,948	0
William H. Park	11,948	0
Ronald A. Pearlman	11,948	0
Norton H. Reamer	11,948	0
Lynn A. Stout	11,948	0
Ralph F. Verni	11,948	0

9      Subsequent Event

Effective June 13, 2005, the Fund’s outstanding shares will be classified as Class A shares.

14

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Equity Research Fund (the “Fund”) and its investment adviser, Eaton Vance Management (“Eaton Vance”), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•     An independent report comparing the advisory fees of the Fund with those of comparable funds;

•     An independent report comparing the expense ratio of the Fund to those of comparable funds;

•     Information regarding Fund investment performance;

•     The economic outlook and the general investment outlook in relevant investment markets;

•     Eaton Vance’s results and financial condition and the overall organization of the investment adviser;

•     The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•     The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•     Eaton Vance’s management of the relationship with the custodian, subcustodians and fund accountants;

•     The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•     The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•     The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser’s management capabilities with respect to the types of investments held by the Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser’s in-house equity research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund’s expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser’s profits in providing investment management services for the Fund and for all Eaton Vance funds as a group, as well as the investment adviser’s implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Fund. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Special Committee further considered voluntary fee waivers by and an expense allocation to Eaton Vance. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

15

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

16

Eaton Vance Equity Research Fund

INVESTMENT MANAGEMENT

Eaton Vance Equity Research Fund

Officers

Thomas E. Faust Jr.

President

William H. Ahern, Jr.

Vice President

Cynthia J. Clemson

Vice President

Thomas J. Fetter

Vice President

Michael R. Mach

Vice President

Robert B. MacIntosh

Vice President

Duncan W. Richardson

Vice President

Walter A. Row, III

Vice President

Judith A. Saryan

Vice President

Susan Schiff

Vice President

Alan R. Dynner

Secretary

James L. O’Connor

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

17

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Adviser and Administrator of Eaton Vance Equity Research Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective, risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1325-6/05	ERSRC

Semiannual Report April 30, 2005

EATON VANCE FLOATING-RATE FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•      Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•      None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•      Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•      We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate Fund as of April 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•      The Fund’s Class A shares distributed $0.187 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $10.22 net asset value on April 30, 2005, the Fund had a distribution rate of 4.13%.(1) The Class A SEC 30-day yield at April 30, 2005 was 4.17%.(2)

•      The Fund’s Class B shares distributed $0.144 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.88 net asset value on April 30, 2005, the Fund had a distribution rate of 3.38%.(1) The Class B SEC 30-day yield at April 30, 2005 was 3.52%.(2)

•      The Fund’s Class C shares distributed $0.144 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.88 net asset value on April 30, 2005, the Fund had a distribution rate of 3.37%.(1) The Class C SEC 30-day yield at April 30, 2005 was 3.52%.(2)

•      The Fund’s Institutional Class shares distributed $0.194 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.89 net asset value on April 30, 2005, the Fund had a distribution rate of 4.38%.(1) The Institutional Class SEC 30-day yield at April 30, 2005 was 4.52%.(2)

•      The Fund’s Advisers Class shares distributed $0.181 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.89 net asset value on April 30, 2005, the Fund had a distribution rate of 4.13%.(1)
The Advisers Class SEC 30-day yield at April 30, 2005 was 4.27%.(2)

The Fund’s Investments

•      Floating Rate Portfolio’s investments included 442 borrowers at April 30, 2005 and reflected a continuing increase in the number of issuers and an effort to diversify further. The Portfolio’s average loan size was just 0.20% of net assets, and no industry constituted more than 7.0% of the Portfolio. Publishing, health care, building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others), telecommunications, and containers and glass products were the Portfolio’s largest sector weightings.

•      Due to relatively stable credit conditions and continuing strong technical factors, credit spreads in the loan market were at historical lows and prices remained above par during the six-month period. Late in the period, loan pricing eased in response to significant spread widening in the high-yield bond market. Once again, the loan market demonstrated lower volatility relative to the high-yield bond and equity markets.

•      The Portfolio includes publishing, chemical and container and glass products. The Portfolio’s publishingincluded publishers of newspapers, magazines and yellow page directories that rely primarily on more stable local advertising revenues. Chemical and container and glass producers benefited from strongerdemand and an ability to pass along higher costs.

•      For the six months ended April 30, 2005, the Fund’s Class I shares had a total return of 2.08% versus the 2.19% total return of the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans.(3) No specific sectors significantly underperformed within the Portfolio. At this point in the credit cycle, we currently expect to maintain a relatively high quality portfolio, especially given the heightened liquidity and general loosening of credit standards.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Floating-Rate Fund as of April 30, 2005

FUND PERFORMANCE

				Institutional	Advisers
Performance (1)	Class A	Class B	Class C	Class	Class
Average Annual Total Returns (at net asset value)
One year	3.41%	2.75%	2.64%	3.78%	3.52%
Life of Fund†	4.27	3.03	3.04	4.09	3.80
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One year	1.04%	-2.25%	1.64%	3.78%	3.52%
Life of Fund†	3.08	2.60	3.04	4.09	3.80

† Inception Dates – Class A: 5/5/03; Class B: 2/5/01; Class C: 2/1/01; Institutional Class: 1/30/01; Advisers Class: 2/7/01

(1)       Average annual total returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If the sales charge was deducted, the performance would be reduced. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Institutional Class shares redeemed or exchanged within three months of settlement of purchase are subject to a 1% redemption fee. Institutional Class and Advisers Class shares do not have a sales charge.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Diversification by Sectors(2)

By total investments

(2)   Diversification by Sectors breakdown is shown as a percentage of the Fund’s total investments as of April 30, 2005. Statistics may not be representative of current or future investments and are subject to change due to active management.

3

Eaton Vance Floating-Rate Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,019.50	$5.21
Class B	$1,000.00	$1,015.70	$8.95
Class C	$1,000.00	$1,015.70	$8.95
Institutional Class	$1,000.00	$1,020.80	$3.96
Advisers Class	$1,000.00	$1,019.50	$5.21

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.60	$5.21
Class B	$1,000.00	$1,015.90	$8.95
Class C	$1,000.00	$1,015.90	$8.95
Institutional Class	$1,000.00	$1,020.90	$3.96
Advisers Class	$1,000.00	$1,019.60	$5.21

*      Expenses are equal to the Fund’s annualized expense ratio of 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares, 0.79% for Institutional shares and 1.04% for Advisers shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Floating-Rate Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets

Investment in Floating Rate Portfolio, at value (identified cost, $4,274,661,400)	$4,299,421,288
Receivable for Fund shares sold	30,387,849
Total assets	$4,329,809,137

Liabilities

Payable for Fund shares redeemed	$22,272,432
Dividends payable	4,520,323
Payable to affiliate for distribution and service fees	683,340
Payable to affiliate for Trustees’ fees	217
Accrued expenses	469,924
Total liabilities	$27,946,236
Net Assets	$4,301,862,901

Sources of Net Assets

Paid-in capital	$4,300,421,950
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(23,031,920)
Accumulated distributions in excess of net investment income	(287,017)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	24,759,888
Total	$4,301,862,901

Advisers Shares

Net Assets	$1,016,370,596
Shares Outstanding	102,817,500
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89

Class A Shares

Net Assets	$1,397,618,812
Shares Outstanding	136,725,773
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.22
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.22)	$10.46

Class B Shares

Net Assets	$285,536,308
Shares Outstanding	28,907,448
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88

Class C Shares

Net Assets	$1,272,785,770
Shares Outstanding	128,839,967
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88

Institutional Shares

Net Assets	$329,551,415
Shares Outstanding	33,337,582
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

5

Eaton Vance Floating-Rate Fund as of April 30, 2005

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended April 30, 2005

Investment Income

Interest allocated from Portfolio	$92,608,947
Expenses allocated from Portfolio	(10,683,213)
Net investment income from Portfolio	$81,925,734

Expenses

Administration fee	$2,937,150
Trustees’ fees and expenses	1,303
Distribution and service fees
Advisers	1,047,144
Class A	1,551,801
Class B	1,450,303
Class C	6,210,983
Transfer and dividend disbursing agent fees	1,257,943
Printing and postage	234,072
Registration fees	186,691
Legal and accounting services	55,658
Custodian fee	35,161
Miscellaneous	25,357
Total expenses	$14,993,566
Net investment income	$66,932,168

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,799,362)
Swap contracts	215,271
Net realized loss	$(2,584,091)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$4,051,206
Swap contracts	271,470
Foreign currency and forward foreign currency exchange contracts	72
Net change in unrealized appreciation (depreciation)	$4,322,748
Net realized and unrealized gain	$1,738,657
Net increase in net assets from operations	$68,670,825

Statements of Changes in Net Assets

Increase (Decrease)	Six Months Ended	Year Ended
in Net Assets	April 30, 2005	October 31, 2004
	(Unaudited)
From operations —
Net investment income	$66,932,168	$65,259,669
Net realized loss from investment transactions and swap contracts	(2,584,091)	(3,677,449)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	4,322,748	17,210,780
Net increase in net assets from operations	$68,670,825	$78,793,000
Distributions to shareholders —
From net investment income
Advisers	$(15,559,268)	$(14,467,538)
Class A	(22,987,198)	(20,072,809)
Class B	(4,269,661)	(5,593,222)
Class C	(18,286,238)	(19,941,893)
Institutional	(6,034,638)	(5,449,485)
Total distributions to shareholders	$(67,137,003)	$(65,524,947)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers	$437,223,531	$753,074,132
Class A	542,839,674	1,131,262,241
Class B	20,639,318	111,294,564
Class C	215,586,362	741,095,811
Institutional	104,834,690	208,953,399
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers	10,446,466	9,932,496
Class A	14,996,721	11,853,279
Class B	2,637,545	3,418,305
Class C	11,260,604	12,288,099
Institutional	4,812,768	4,334,209
Cost of shares redeemed
Advisers	(213,704,778)	(255,026,292)
Class A	(317,759,951)	(267,561,815)
Class B	(34,080,831)	(62,757,558)
Class C	(182,552,822)	(255,430,226)
Institutional	(50,999,247)	(41,913,653)
Net asset value of shares exchanged
Class A	2,039,014	2,903,385
Class B	(2,039,014)	(2,903,385)
Redemption Fees	133,845	280,993
Net increase in net assets from Fund share transactions	$566,313,895	$2,105,097,984
Net increase in net assets	$567,847,717	$2,118,366,037

Net Assets

At beginning of period	$3,734,015,184	$1,615,649,147
At end of period	$4,301,862,901	$3,734,015,184

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(287,017)	$(82,182)

See notes to financial statements

6

Eaton Vance Floating-Rate Fund as of April 30, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Advisers
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.880		$9.820	$9.560	$9.820	$10.000

Income (loss) from operations

Net investment income	$0.181		$0.274	$0.331	$0.413	$0.441
Net realized and unrealized gain (loss)	0.010		0.058	0.283	(0.256)	(0.181)
Total income from operations	$0.191		$0.332	$0.614	$0.157	$0.260

Less distributions

From net investment income	$(0.181)		$(0.272)	$(0.354)	$(0.415)	$(0.440)
From net realized gain	—		—	—	$(0.002)	—
Total distributions	$(0.181)		$(0.272)	$(0.354)	$(0.417)	$(0.440)
Redemption fees	$0.000	(3)	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.890		$9.880	$9.820	$9.560	$9.820

Total Return(4)	1.95%		3.43%	6.54%	1.56%	2.62%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$1,016,371		$782,259	$271,723	$70,694	$54,425
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.04	%(6)	1.05%	1.09%	1.13%	0.14	%(6)
Net expenses after custodian fee reduction(5)	1.04	%(6)	1.05%	1.09%	1.13%	0.14	%(6)
Net investment income	3.69	%(6)	2.78%	3.40%	4.22%	5.37	%(6)
Portfolio Turnover of the Portfolio	32%		67%	64%	76%	52%

†      The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.23	%(6)
Net investment income	1.23	%(6)
Expenses after custodian fee reduction(5)	1.23	%(6)
Net investment income per share	$0.434

(1)   Net investment income per share was computed using average shares outstanding.

(2)   For the period from the start of business, February 7, 2001, to October 31, 2001.

(3)   Amount represents less than $0.0005 per share.

(4)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)   Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)   Annualized.

See notes to financial statements

7

	Class A
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.210		$10.150	$10.000

Income (loss) from operations

Net investment income	$0.187		$0.282	$0.138
Net realized and unrealized gain	0.010		0.060	0.169
Total income from operations	$0.197		$0.342	$0.307

Less distributions

From net investment income		$(0.187)	$(0.282)	$(0.157)
Total distributions		$(0.187)	$(0.282)	$(0.157)
Redemption fees	$0.000	(3)	$0.000 (3)	$—
Net asset value — End of period	$10.220		$10.210	$10.150

Total Return(4)	1.95%		3.40%	3.09%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$1,397,619		$1,155,058	$273,365
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.04	%(6)	1.05%	1.09	%(6)
Expenses after custodian fee reduction(5)	1.04	%(6)	1.05%	1.09	%(6)
Net investment income	3.69	%(6)	2.76%	2.81	%(6)
Portfolio Turnover of the Portfolio	32%		67%	64%

(1)   Net investment income per share was computed using average shares outstanding.

(2)   For the period from the start of business, May 5, 2003 to October 31, 2003.

(3)   Amount represents less than $0.0005 per share.

(4)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)   Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)   Annualized.

See notes to financial statements

8

	Class B
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.870		$9.810	$9.560	$9.810	$10.000

Income (loss) from operations

Net investment income	$0.144		$0.198	$0.278	$0.339	$0.398
Net realized and unrealized gain (loss)	0.010		0.060	0.253	(0.246)	(0.191)
Total income from operations	$0.154		$0.258	$0.531	$0.093	$0.207

Less distributions

From net investment income	$(0.144)		$(0.198)	$(0.281)	$(0.341)		$(0.397)
From net realized gain	—		—	—	(0.002)	—
Total distributions	$(0.144)		$(0.198)	$(0.281)	$(0.343)	$(0.397)
Redemption fees	$0.000	(3)	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.880		$9.870	$9.810	$9.560	$9.810

Total Return(4)	1.57%		2.65%	5.63%	0.91%	2.08%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$285,536		$298,187	$247,494	$203,683	$196,237
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.79	%(6)	1.80%	1.84%	1.89%	1.84	%(6)
Net expenses after custodian fee reduction(5)	1.79	%(6)	1.80%	1.84%	1.89%	1.84	%(6)
Net investment income	2.94	%(6)	2.01%	2.87%	3.47%	4.86	%(6)
Portfolio Turnover of the Portfolio	32%		67%	64%	76%	52%

†      The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.97	%(6)
Expenses after custodian fee reduction(5)	1.97	%(6)
Net investment income	4.73	%(6)
Net investment income per share	$0.387

(1)   Net investment income per share was computed using average shares outstanding.

(2)   For the period from the start of business, February 5, 2001, to October 31, 2001.

(3)   Amount represents less than $0.0005 per share.

(4)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)   Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)   Annualized.

See notes to financial statements

9

	Class C
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.870		$9.810	$9.560	$9.820	$10.000

Income (loss) from operations

Net investment income	$0.144		$0.198	$0.275	$0.339	$0.405
Net realized and unrealized gain (loss)	0.010		0.060	0.256	(0.256)	(0.181)
Total income from operations	$0.154		$0.258	$0.531	$0.083	$0.224

Less distributions
From net investment income	$(0.144)		$(0.198)	$(0.281)	$(0.341)	$(0.404)
From net realized gain	—		—	—	(0.002)	—
Total distributions	$(0.144)		$(0.198)	$(0.281)	$(0.343)	$(0.404)
Redemption fees	$0.000	(3)	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.880		$9.870	$9.810	$9.560	$9.820

Total Return(4)	1.57%		2.65%	5.63%	0.80%	2.25%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$1,272,786		$1,227,737	$724,521	$521,312	$526,520
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.79	%(6)	1.80%	1.84%	1.89%	1.87	%(6)
Net expenses after custodian fee reduction(5)	1.79	%(6)	1.80%	1.84%	1.89%	1.87	%(6)
Net investment income	2.94	%(6)	2.01%	2.84%	3.46%	4.77	%(6)
Portfolio Turnover of the Portfolio	32%		67%	64%	76%	52%

†      The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.97	%(6)
Expenses after custodian fee reduction(5)	1.97	%(6)
Net investment income	4.67	%(6)
Net investment income per share	$0.397

(1)   Net investment income per share was computed using average shares outstanding.

(2)   For the period from the start of business, February 1, 2001, to October 31, 2001.

(3)   Amount represents less than $0.0005 per share.

(4)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)   Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)   Annualized.

See notes to financial statements

10

	Institutional
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.880		$9.820	$9.560	$9.820	$10.000

Income (loss) from operations
Net investment income	$0.194		$0.299	$0.359	$0.437	$0.480
Net realized and unrealized gain (loss)	0.010		0.058	0.279	(0.255)	(0.181)
Total income from operations	$0.204		$0.357	$0.638	$0.182	$0.299

Less distributions
From net investment income	$(0.194)		$(0.297)	$(0.378)	$(0.440)	$(0.497)
From net realized gain	—		—	—	(0.002)	—
Total distributions	$(0.194)		$(0.297)	$(0.378)	$(0.442)	$(0.497)
Redemption fees	$0.000	(3)	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.890		$9.880	$9.820	$9.560	$9.820

Total Return(4)	2.08%		3.69%	6.79%	1.82%	3.02%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$329,551		$270,774	$98,545	$31,661	$20,833
Ratios (As a percentage of average daily net assets):
Net expenses(5)	0.79	%(6)	0.80%	0.84%	0.89%	0.87	%(6)
Net expenses after custodian fee reduction(5)	0.79	%(6)	0.80%	0.84%	0.89%	0.87	%(6)
Net investment income	3.95	%(6)	3.03%	3.69%	4.46%	5.98	%(6)
Portfolio Turnover of the Portfolio	32%		67%	64%	76%	52%

†      The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.96	%(6)
Expenses after custodian fee reduction(5)	0.96	%(6)
Net investment income	5.89	%(6)
Net investment income per share	$0.473

(1)   Net investment income per share was computed using average shares outstanding.

(2)   For the period from the start of business, January 30, 2001, to October 31, 2001.

(3)   Amount represents less than $0.0005 per share.

(4)   Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)   Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)   Annualized.

See notes to financial statements

11

Eaton Vance Floating-Rate Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. The Advisers and Institutional Classes of shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within three months of the settlement of the purchase. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within three months of the settlement of the purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a New York trust having the same investment objective as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 67.5% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

B Income — The Fund’s net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $20,838,784, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($8,217,006), October 31, 2011 ($8,406,344) and October 31, 2012 ($4,215,434).

D Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

F Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

G Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Advisers	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
Sales	44,167,360	76,360,423
Issued to shareholders electing to receive payments of distributions in Fund shares	1,055,523	1,006,599
Redemptions	(21,593,957)	(25,856,362)
Net increase	23,628,926	51,510,660

Class A	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
Sales	53,034,953	110,925,334
Issued to shareholders electing to receive payments of distributions in Fund shares	1,465,247	1,161,805
Redemptions	(31,054,794)	(26,222,434)
Exchange from Class B shares	201,807	284,724
Net increase	23,647,213	86,149,429

Class B	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
Sales	2,087,314	11,296,429
Issued to shareholders electing to receive payments of distributions in Fund shares	266,775	346,805
Redemptions	(3,449,375)	(6,368,539)
Exchange to Class A shares	(203,412)	(294,443)
Net increase (decrease)	(1,298,698)	4,980,252

Class C	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
Sales	21,799,188	75,185,623
Issued to shareholders electing to receive payments of distributions in Fund shares	1,138,742	1,246,323
Redemptions	(18,459,130)	(25,909,861)
Net increase	4,478,800	50,522,085

Institutional	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
Sales	10,592,878	21,185,133
Issued to shareholders electing to receive payments of distributions in Fund shares	486,286	439,198
Redemptions	(5,152,118)	(4,248,955)
Net increase	5,927,046	17,375,376

Redemptions or exchanges of Advisers Class, Class A or Institutional Class shares made within three months of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2005 the fund received $49,696, $75,618 and $8,531 in redemption fees on Advisers Class, Class A and Institutional Class shares, respectively.

4 Transactions with Affiliates

The fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund’s business. The fee is computed at the annual rate of 0.15% (annually) of the Fund’s average daily net assets. For the six months ended April 30, 2005, the fee amounted to $2,937,150. The Portfolio has engaged Boston Management and Research,

13

(BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2005, EVM earned $83,189 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a principal underwriter, received $87,469 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

5 Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for the Advisers shares (Advisers Plan) and Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% (annualized) of the Fund’s average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1%over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. For the six months ended April 30, 2005, the Fund paid or accrued $1,087,727 and $4,658,237, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $13,630,000 and $100,170,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund’s average daily net assets attributable to the Advisers Class, Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $1,047,144, $1,551,801, $362,576, and $1,552,746 for Advisers Class, Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class’ Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $296,000, $480,000, and $313,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2005.

7 Investment Transactions

Increases and decreases in the Fund’s investment in the Floating Rate Portfolio for the six months ended April 30, 2005, aggregated $1,311,906,107 and $828,309,573, respectively.

14

8 Meeting of Shareholders

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	361,262,447	8,625,286
James B. Hawkes	361,342,878	8,544,855
Samuel L. Hayes, III	361,232,415	8,655,319
William H. Park	361,354,591	8,533,142
Ronald A. Pearlman	361,293,632	8,594,101
Norton H. Reamer	361,251,729	8,636,004
Lynn A. Stout	361,165,901	8,721,832
Ralph F. Verni	361,329,100	8,558,634

Each nominee was also elected a Trustee of the Portfolio.

15

Floating Rate Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 89.0%(1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.7%

	Alliant Techsystems, Inc.
$13,831,924	Term Loan, 4.69%, Maturing March 31, 2011	$14,073,983
	CACI International, Inc.
9,335,725	Term Loan, 4.96%, Maturing May 3, 2011	9,481,596
	Ceradyne, Inc.
6,701,325	Term Loan, 4.88%, Maturing August 18, 2011	6,810,222
	DRS Technologies, Inc.
8,720,310	Term Loan, 4.97%, Maturing November 4, 2010	8,838,854
	Hexcel Corp.
9,580,000	Term Loan, 4.83%, Maturing March 1, 2012	9,698,256
	K&F Industries, Inc.
9,992,100	Term Loan, 5.57%, Maturing November 18, 2012	10,172,168
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 5.59%, Maturing August 24, 2012	9,516,525
	Transdigm, Inc.
16,716,658	Term Loan, 4.94%, Maturing July 22, 2010	16,983,088
	United Defense Industries, Inc.
6,955,304	Term Loan, 5.07%, Maturing August 31, 2009	6,969,792
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 5.02%, Maturing December 17, 2011	4,060,000
7,656,941	Term Loan, 5.57%, Maturing December 22, 2011	7,776,581
	Wyle Laboratories, Inc.
4,515,000	Term Loan, 5.50%, Maturing January 28, 2011	4,594,012
		$108,975,077

Air Transport — 0.3%

	United Airlines, Inc.
$16,134,261	DIP Loan, 7.50%, Maturing June 30, 2005	$16,241,828
		$16,241,828

Automotive — 4.1%

	Accuride Corp.
$15,121,292	Term Loan, 5.31%, Maturing January 31, 2012	$15,133,888
	Affina Group, Inc.
6,041,858	Term Loan, 5.44%, Maturing November 30, 2011	6,121,912
	Citation Corp.
922,222	Revolving Loan, 2.44%, Maturing March 31, 2005	917,611
	Collins & Aikman Products Co.
500,000	Revolving Loan, 7.36%, Maturing December 31, 2005	500,937
12,477,121	Revolving Loan, 7.94%, Maturing August 31, 2011	12,388,745
	CSA Acquisition Corp.
$3,955,669	Term Loan, 5.13%, Maturing December 23, 2011	$3,973,798
4,010,615	Term Loan, 5.13%, Maturing December 23, 2011	4,028,996
	Dayco Products, LLC
12,681,131	Term Loan, 6.24%, Maturing June 23, 2011	12,918,902
	Dura Operating Corp.
3,878,806	Term Loan, 7.25%, Maturing March 31, 2007	3,907,091
	Exide Technologies
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,527,369
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,555,873
	Federal-Mogul Corp.
5,137,364	Term Loan, 6.81%, Maturing December 31, 2005	5,150,207
4,754,768	Revolving Loan, 4.57%, Maturing December 31, 2005	4,361,311
4,108,827	Term Loan, 5.31%, Maturing December 31, 2005	3,696,917
6,000,000	Term Loan, 5.56%, Maturing December 31, 2005	5,469,378
11,908,128	Revolving Loan, 6.30%, Maturing December 31, 2005	11,937,899
	Goodyear Tire & Rubber Co.
5,890,000	Term Loan, 4.67%, Maturing April 30, 2010	5,908,406
19,720,000	Term Loan, 5.89%, Maturing April 30, 2010	19,589,710
1,000,000	Term Loan, 6.64%, Maturing March 1, 2011	952,500
	HLI Operating Co., Inc.
9,153,891	Term Loan, 6.52%, Maturing June 3, 2009	9,153,891
4,550,000	Term Loan, 8.69%, Maturing June 3, 2010	4,538,625
	Key Automotive Group
5,394,537	Term Loan, 5.86%, Maturing June 29, 2010	5,428,253
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.19%, Maturing October 30, 2009	11,663,164
	Meridian Automotive Systems, Inc.
981,413	Term Loan, 7.85%, Maturing April 27, 2010	969,146
	Metaldyne Corp.
9,394,986	Term Loan, 7.62%, Maturing December 31, 2009	9,230,573
	Plastech Engineered Products, Inc.
6,573,103	Term Loan, 7.85%, Maturing March 31, 2010	6,476,564
	R.J. Tower Corp.
3,060,000	DIP Loan, 2.47%, Maturing February 2, 2007	3,056,175
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 5.12%, Maturing December 12, 2009	12,107,828
4,505,755	Term Loan, 5.11%, Maturing December 12, 2010	4,599,624
	TI Automotive, Ltd.
7,565,000	Term Loan, 6.03%, Maturing June 30, 2011	7,508,262

See notes to financial statements

16

Principal Amount	Borrower/Tranche Description	Value

Automotive (continued)

	Trimas Corp.
$8,490,230	Term Loan, 6.90%, Maturing December 31, 2009	$8,624,656
	TRW Automotive, Inc.
10,900,000	Term Loan, 5.34%, Maturing June 30, 2009	11,013,545
14,064,750	Term Loan, 3.88%, Maturing October 31, 2010	14,130,686
21,921,264	Term Loan, 4.38%, Maturing June 30, 2012	21,995,248
	United Components, Inc.
7,599,505	Term Loan, 5.29%, Maturing June 30, 2010	7,703,998
		$260,241,688

Beverage and Tobacco — 1.2%

	Constellation Brands, Inc.
$32,799,860	Term Loan, 4.99%, Maturing November 30, 2011	$33,125,300
	Culligan International Co.
7,150,000	Term Loan, 5.41%, Maturing September 30, 2011	7,255,763
	DS Waters, L.P.
1,670,683	Term Loan, 7.49%, Maturing November 7, 2009	1,605,944
	National Dairy Holdings, L.P.
8,470,000	Term Loan, 4.97%, Maturing March 15, 2012	8,581,169
	Southern Wine & Spirits of America, Inc.
21,397,961	Term Loan, 5.35%, Maturing July 2, 2008	21,718,930
	Sunny Delight Beverages Co.
4,838,235	Term Loan, 6.82%, Maturing August 20, 2010	4,835,211
		$77,122,317

Building and Development — 6.4%

	AIMCO Properties, L.P.
$29,843,750	Term Loan, 4.75%, Maturing November 2, 2009	$30,366,016
	Contech Construction Products, Inc.
3,161,078	Term Loan, 5.63%, Maturing December 7, 2010	3,216,396
	DMB/CHII, LLC
2,312,083	Term Loan, 5.42%, Maturing March 3, 2007	2,317,863
	Empire Hawkeye Partners, L.P.
6,966,857	Term Loan, 2.65%, Maturing December 1, 2009	6,975,566
	Formica Corp.
2,588,966	Term Loan, 7.75%, Maturing June 10, 2010	2,614,856
1,324,017	Term Loan, 7.76%, Maturing June 10, 2010	1,337,257
3,780,319	Term Loan, 7.76%, Maturing June 10, 2010	3,818,122
1,068,362	Term Loan, 7.76%, Maturing June 10, 2010	1,079,045
	FT-FIN Acquisition, LLC
7,290,566	Term Loan, 7.38%, Maturing November 17, 2007	7,308,792
	General Growth Properties, Inc.
$5,735,946	Term Loan, 5.11%, Maturing November 12, 2007	$5,770,304
54,053,519	Term Loan, 5.10%, Maturing November 12, 2008	54,495,515
	Landsource Communities, LLC
18,000,000	Term Loan, 5.50%, Maturing March 31, 2010	18,247,500
	LNR Property Corp.
33,711,829	Term Loan, 5.81%, Maturing March 8, 2008	33,893,030
	LNR Property Holdings
5,650,000	Term Loan, 7.31%, Maturing March 8, 2008	5,678,250
	MAAX Corp.
6,606,359	Term Loan, 5.70%, Maturing June 4, 2011	6,680,681
	Macerich Partnership, L.P.
8,697,700	Revolving Loan, 3.48%, Maturing July 30, 2008	8,697,700
	Mueller Group, Inc.
14,531,780	Term Loan, 5.78%, Maturing April 23, 2011	14,704,345
	NCI Building Systems, Inc.
9,062,900	Term Loan, 4.75%, Maturing June 18, 2010	9,184,687
	Newkirk Master, L.P.
12,075,647	Term Loan, 7.56%, Maturing November 24, 2006	12,256,781
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.59%, Maturing May 25, 2006	5,442,131
3,333,333	Term Loan, 9.09%, Maturing May 25, 2006	3,358,333
	Nortek, Inc.
16,957,288	Term Loan, 5.59%, Maturing August 27, 2011	17,201,049
	Panolam Industries Holdings
6,141,504	Term Loan, 6.13%, Maturing December 3, 2010	6,225,950
	Ply Gem Industries, Inc.
1,310,335	Term Loan, 5.28%, Maturing February 12, 2011	1,313,611
3,345,832	Term Loan, 5.60%, Maturing February 12, 2011	3,354,197
8,917,630	Term Loan, 5.60%, Maturing February 12, 2011	8,939,925
	South Edge, LLC
11,312,500	Term Loan, 4.44%, Maturing October 31, 2007	11,369,062
3,437,500	Term Loan, 4.69%, Maturing October 31, 2009	3,482,617
	St. Marys Cement, Inc.
16,220,537	Term Loan, 5.09%, Maturing December 4, 2010	16,423,294
	Stile Acquisition Corp.
6,074,826	Term Loan, 7.25%, Maturing April 6, 2013	6,084,320
	Stile U.S. Acquisition Corp.
6,085,174	Term Loan, 7.25%, Maturing April 6, 2013	6,094,686
	Sugarloaf Mills, L.P.
5,975,000	Term Loan, 4.75%, Maturing April 7, 2007	5,975,000
12,000,000	Term Loan, 4.75%, Maturing April 7, 2007	12,063,060

See notes to financial statements

17

Principal Amount	Borrower/Tranche Description	Value

Building and Development (continued)

	The Macerich Partnership, L.P.
$9,310,000	Term Loan, 6.35%, Maturing April 25, 2006	$9,321,637
8,280,000	Term Loan, 6.25%, Maturing April 25, 2010	8,280,000
	The Woodlands Community Property Co.
9,888,000	Term Loan, 5.11%, Maturing November 30, 2007	10,011,600
4,090,000	Term Loan, 7.11%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
10,937,333	Term Loan, 4.19%, Maturing January 7, 2008	10,992,020
	Tower Financing, LLC
7,300,000	Term Loan, 6.35%, Maturing July 9, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 4.89%, Maturing April 8, 2010	5,789,063
	WFP Tower A Co., L.P.
3,000,000	Term Loan, 5.10%, Maturing June 12, 2006	3,002,814
	Whitehall Street Real Estate, L.P.
12,013,859	Term Loan, 6.82%, Maturing September 11, 2006(2)	12,281,768
		$407,109,318

Business Equipment and Services — 2.2%

	Allied Security Holdings, LLC
$8,176,191	Term Loan, 7.35%, Maturing June 30, 2010	$8,257,952
	Baker & Taylor, Inc.
7,992,000	Revolving Loan, 3.25%, Maturing May 6, 2011	7,912,080
4,650,000	Term Loan, 9.35%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
10,943,796	Term Loan, 5.16%, Maturing December 31, 2010	11,155,832
	DynCorp International, LLC
7,635,000	Term Loan, 6.06%, Maturing February 11, 2011	7,701,806
	Global Imaging Systems, Inc.
6,145,507	Term Loan, 4.48%, Maturing May 10, 2010	6,174,317
	Info USA, Inc.
5,154,762	Term Loan, 5.50%, Maturing March 25, 2009	5,180,536
2,689,250	Term Loan, 5.75%, Maturing June 4, 2010	2,709,419
	Iron Mountain, Inc.
20,017,758	Term Loan, 4.69%, Maturing April 2, 2011	20,270,482
25,415,000	Term Loan, 4.75%, Maturing April 2, 2011	25,759,170
	Language Line, Inc.
12,243,182	Term Loan, 7.10%, Maturing June 11, 2011	12,394,312
	Mitchell International, Inc.
5,743,306	Term Loan, 6.09%, Maturing August 13, 2011	5,843,814
	Protection One, Inc.
6,660,000	Term Loan, 6.07%, Maturing April 18, 2011	6,734,925
	Quintiles Transnational Corp.
$8,184,651	Term Loan, 4.84%, Maturing September 25, 2009	$8,225,574
	Williams Scotsman, Inc.
5,654,739	Term Loan, 5.97%, Maturing December 31, 2006	5,732,491
		$138,760,835

Cable and Satellite Television — 3.8%

	Adelphia Communications Corp.
$21,470,000	DIP Loan, 5.38%, Maturing March 31, 2006	$21,580,699
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 5.70%, Maturing February 10, 2011	10,172,165
	Bragg Communication, Inc.
7,685,639	Term Loan, 5.39%, Maturing August 31, 2011	7,772,103
	Bresnan Communications, LLC
3,312,528	Term Loan, 6.87%, Maturing September 30, 2009	3,351,864
3,000,000	Term Loan, 6.56%, Maturing September 30, 2010	3,047,343
	Canadian Cable Aquisition
6,651,575	Term Loan, 6.09%, Maturing July 30, 2011	6,736,802
	Cebridge Connections, Inc.
5,247,000	Term Loan, 6.16%, Maturing February 23, 2009	5,279,794
	Charter Communications Operating, LLC
12,000,000	Term Loan, 6.19%, Maturing April 27, 2010	11,841,132
58,582,437	Term Loan, 6.44%, Maturing April 27, 2011	58,014,949
	Insight Midwest Holdings, LLC
14,234,887	Term Loan, 5.75%, Maturing December 31, 2009	14,464,723
9,875,000	Term Loan, 5.75%, Maturing December 31, 2009	10,038,560
	MCC Iowa, LLC
2,530,750	Term Loan, 4.51%, Maturing March 31, 2010	2,522,841
9,922,513	Term Loan, 5.36%, Maturing September 30, 2010	9,955,842
	Mediacom Illinois, LLC
16,408,875	Term Loan, 4.99%, Maturing March 31, 2013	16,624,241
	NTL, Inc.
11,300,000	Term Loan, 6.41%, Maturing April 13, 2012	11,413,000
	Telewest Global Finance, LLC
2,915,000	Term Loan, 5.39%, Maturing December 22, 2012	2,952,653
2,225,000	Term Loan, 5.89%, Maturing December 22, 2013	2,249,337
	UGS Corp.
27,481,156	Term Loan, 4.87%, Maturing March 31, 2012	28,030,779
	UPC Broadband Holdings B.V.
17,930,000	Term Loan, 5.75%, Maturing September 30, 2012	17,958,168
		$244,006,995

See notes to financial statements

18

Principal Amount	Borrower/Tranche Description	Value

Chemicals and Plastics — 3.7%

	Brenntag AG
$16,680,000	Term Loan, 5.88%, Maturing December 9, 2011	$16,922,561
	Hercules, Inc.
8,544,415	Term Loan, 4.87%, Maturing October 8, 2010	8,667,241
	Huntsman International, LLC
21,724,690	Term Loan, 5.50%, Maturing December 31, 2010	22,110,303
	Huntsman, LLC
11,000,000	Term Loan, 6.05%, Maturing March 31, 2010	11,181,500
	Innophos, Inc.
13,875,456	Term Loan, 5.36%, Maturing August 13, 2010	14,022,883
	Invista B.V.
14,803,412	Term Loan, 5.88%, Maturing April 29, 2011	15,094,861
6,422,707	Term Loan, 5.88%, Maturing April 29, 2011	6,549,157
	ISP Chemco, Inc.
12,548,250	Term Loan, 5.03%, Maturing March 27, 2011	12,712,946
	Kraton Polymer
10,760,093	Term Loan, 5.78%, Maturing December 23, 2010	10,948,394
	Mosaic Co.
12,095,000	Term Loan, 4.57%, Maturing February 21, 2012	12,223,509
	Nalco Co.
3,272,971	Term Loan, 5.68%, Maturing November 4, 2009	3,321,555
33,306,320	Term Loan, 5.00%, Maturing November 4, 2010	33,842,352
	Niagara Acquisition, Inc.
7,295,000	Term Loan, 5.13%, Maturing February 11, 2012	7,386,188
	Professional Paint, Inc.
3,301,671	Term Loan, 6.04%, Maturing September 30, 2011	3,347,069
	Resolution Specialty Materials
6,766,000	Term Loan, 5.69%, Maturing August 2, 2010	6,846,346
	Rockwood Specialties Group, Inc.
27,925,000	Term Loan, 5.43%, Maturing December 10, 2012	28,282,803
	Solo Cup Co.
19,369,941	Term Loan, 5.08%, Maturing February 27, 2011	19,626,593
	Wellman, Inc.
4,750,000	Term Loan, 6.74%, Maturing February 10, 2009	4,846,981
	Westlake Chemical Corp.
303,125	Term Loan, 5.44%, Maturing July 31, 2010	307,104
		$238,240,346

Clothing/Textiles — 0.4%

	Propex Fabrics, Inc.
$10,897,063	Term Loan, 5.04%, Maturing December 31, 2011	$10,978,790
	SI Corp.
469,019	Revolving Loan, 1.18%, Maturing December 2, 2009	458,466
9,105,404	Term Loan, 7.10%, Maturing December 9, 2009	9,259,058
	St. John Knits International, Inc.
5,200,000	Term Loan, 5.60%, Maturing March 23, 2012	5,252,000
	The William Carter Co.
558,379	Term Loan, 5.06%, Maturing September 30, 2008	566,755
		$26,515,069

Conglomerates — 1.8%

	Amsted Industries, Inc.
$19,161,625	Term Loan, 5.90%, Maturing October 15, 2010	$19,469,016
	Blount, Inc.
7,721,180	Term Loan, 5.86%, Maturing August 9, 2010	7,845,043
	Gentek, Inc.
5,505,000	Term Loan, 5.81%, Maturing February 25, 2011	5,495,537
	Goodman Global Holdings, Inc.
10,508,663	Term Loan, 5.50%, Maturing December 23, 2011	10,685,996
	Johnson Diversey, Inc.
7,990,000	Term Loan, 4.64%, Maturing November 30, 2009	8,049,925
11,016,784	Term Loan, 4.98%, Maturing November 30, 2009	11,166,546
	Polymer Group, Inc.
13,101,667	Term Loan, 6.34%, Maturing April 27, 2010	13,374,614
2,500,000	Term Loan, 9.34%, Maturing April 27, 2011	2,562,500
	PP Acquisition Corp.
17,674,429	Term Loan, 5.35%, Maturing November 12, 2011	17,895,360
	Rexnord Corp.
8,893,044	Term Loan, 6.27%, Maturing November 25, 2009	8,929,176
	Roper Industries, Inc.
10,054,222	Term Loan, 4.25%, Maturing December 13, 2009	10,121,254
		$115,594,967

See notes to financial statements

19

Principal Amount	Borrower/Tranche Description	Value

Containers and Glass Products — 4.5%

	Ball Corp.
$2,178,520	Term Loan, 4.81%, Maturing December 31, 2009	$2,188,051
5,586,041	Term Loan, 4.81%, Maturing December 31, 2009	5,648,884
	Berry Plastics Corp.
16,937,682	Term Loan, 4.77%, Maturing June 30, 2010	17,223,505
	BWAY Corp.
8,392,908	Term Loan, 5.25%, Maturing June 30, 2011	8,522,301
	Celanese AG
7,250,000	Term Loan, 2.87%, Maturing June 4, 2011	7,374,613
	Celanese Holdings, LLC
25,344,002	Term Loan, 5.63%, Maturing April 6, 2009	25,823,156
	Consolidated Container Holding
5,582,813	Term Loan, 6.69%, Maturing December 15, 2008	5,656,087
	Dr. Pepper/Seven Up Bottling
26,173,305	Term Loan, 5.32%, Maturing December 19, 2010	26,637,881
	Graham Packaging Holdings Co.
30,658,163	Term Loan, 5.64%, Maturing October 7, 2011	31,101,602
1,500,000	Term Loan, 7.31%, Maturing April 7, 2012	1,539,188
	Graphic Packaging International, Inc.
1,370,769	Term Loan, 1.46%, Maturing August 8, 2007	1,335,928
39,048,604	Term Loan, 5.51%, Maturing August 8, 2009	39,648,977
	IPG (US), Inc.
10,497,250	Term Loan, 5.14%, Maturing July 28, 2011	10,641,587
	Kranson Industries, Inc.
4,118,875	Term Loan, 5.85%, Maturing July 30, 2011	4,180,658
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.53%, Maturing April 1, 2007	3,836,776
4,073,548	Term Loan, 5.73%, Maturing April 1, 2008	4,156,037
725,064	Term Loan, 5.85%, Maturing April 1, 2008	739,339
	Printpack Holdings, Inc.
11,356,435	Term Loan, 5.31%, Maturing March 31, 2009	11,512,586
	Silgan Holdings, Inc.
29,429,025	Term Loan, 4.87%, Maturing November 30, 2008	29,815,281
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 2.10%, Maturing November 1, 2010	3,284,448
27,707,980	Term Loan, 4.80%, Maturing November 1, 2011	28,178,434
10,161,898	Term Loan, 4.92%, Maturing November 1, 2011	10,334,437
	U.S. Can Corp.
7,868,019	Term Loan, 6.94%, Maturing January 15, 2010	7,907,359
		$287,287,115

Cosmetics/Toiletries — 0.8%

	American Safety Razor Co.
$3,610,000	Term Loan, 5.71%, Maturing February 28, 2012	$3,673,175
	Church & Dwight Co., Inc.
22,627,833	Revolving Loan, 4.81%, Maturing May 30, 2011	22,957,815
	Prestige Brands, Inc.
15,831,698	Term Loan, 5.39%, Maturing April 7, 2011	16,062,572
	Revlon Consumer Products Corp.
5,302,500	Term Loan, 9.24%, Maturing July 9, 2010	5,527,856
		$48,221,418

Drugs — 0.5%

	Warner Chilcott Corp.
$8,595,444	Term Loan, 5.72%, Maturing January 18, 2012	$8,681,398
3,970,853	Term Loan, 5.72%, Maturing January 18, 2012	4,010,561
21,331,227	Term Loan, 6.73%, Maturing January 18, 2012	21,544,540
		$34,236,499

Ecological Services and Equipment — 1.0%

	Alderwoods Group, Inc.
$6,194,356	Term Loan, 4.88%, Maturing September 29, 2009	$6,291,143
	Allied Waste Industries, Inc.
9,573,781	Term Loan, 4.87%, Maturing January 15, 2010	9,603,105
25,849,209	Term Loan, 5.14%, Maturing January 15, 2012	25,938,802
	Environmental Systems, Inc.
7,734,882	Term Loan, 6.51%, Maturing December 12, 2008	7,884,746
1,000,000	Term Loan, 13.08%, Maturing December 12, 2010	1,033,750
	IESI Corp.
6,867,647	Term Loan, 5.09%, Maturing January 20, 2012	6,966,369
	Sensus Metering Systems, Inc.
7,243,478	Term Loan, 5.43%, Maturing December 17, 2010	7,315,913
1,086,522	Term Loan, 5.43%, Maturing December 17, 2010	1,097,387
		$66,131,215

See notes to financial statements

20

Principal Amount	Borrower/Tranche Description	Value

Electronics/Electrical — 2.8%

	AMI Semiconductor, Inc.
$7,825,000	Term Loan, 4.36%, Maturing April 1, 2012	$7,878,797
	Amphenol Corp.
19,288,580	Term Loan, 4.33%, Maturing May 6, 2010	19,556,807
	Cellnet Technology, Inc.
4,015,000	Term Loan, 7.75%, Maturing April 26, 2012	4,015,000
	Communications & Power, Inc.
6,842,205	Term Loan, 5.25%, Maturing July 23, 2010	6,946,980
	Enersys Capital, Inc.
8,437,323	Term Loan, 4.99%, Maturing March 17, 2011	8,590,250
	Fairchild Semiconductor Corp.
10,078,434	Term Loan, 4.69%, Maturing June 19, 2008	10,198,116
7,541,100	Term Loan, 4.69%, Maturing December 31, 2010	7,663,643
	Invensys International Holding
18,670,574	Term Loan, 6.88%, Maturing September 5, 2009	18,962,302
	Memec Group Limited
9,700,000	Term Loan, 5.53%, Maturing June 15, 2009	9,700,000
	Panavision, Inc.
3,186,918	Term Loan, 9.64%, Maturing January 12, 2007	3,260,615
	Rayovac Corp.
26,205,000	Term Loan, 4.86%, Maturing February 1, 2015	26,688,168
	Seagate Technology Holdings
13,824,956	Term Loan, 5.26%, Maturing November 22, 2006	14,092,814
	Securityco, Inc.
7,071,563	Term Loan, 7.00%, Maturing June 28, 2010	7,159,957
	Telcordia Technologies, Inc.
13,355,000	Term Loan, 5.83%, Maturing September 15, 2012	13,296,572
	United Online, Inc.
1,663,458	Term Loan, 5.95%, Maturing December 13, 2008	1,686,331
	Vertafore, Inc.
7,006,188	Term Loan, 5.62%, Maturing December 22, 2010	7,102,523
	Viasystems, Inc.
8,977,500	Term Loan, 4.68%, Maturing September 30, 2009	9,071,019
		$175,869,894

Equipment Leasing — 0.7%

	Ashtead Group, PLC
$5,125,000	Term Loan, 5.31%, Maturing November 12, 2009	$5,198,672
	Maxim Crane Works, L.P.
10,771,556	Term Loan, 5.81%, Maturing January 28, 2010	10,953,326
	United Rentals, Inc.
4,998,149	Term Loan, 3.36%, Maturing February 14, 2011	5,071,562
24,572,114	Term Loan, 5.31%, Maturing February 14, 2011	24,940,696
		$46,164,256

Farming/Agriculture — 0.3%

	Central Garden & Pet Co.
$11,333,973	Term Loan, 4.75%, Maturing May 19, 2009	$11,461,480
	The Scotts Co.
5,549,123	Term Loan, 4.56%, Maturing September 30, 2010	5,622,949
		$17,084,429

Financial Intermediaries — 1.2%

	Coinstar, Inc.
$7,112,697	Term Loan, 5.13%, Maturing July 7, 2011	$7,246,060
	Corrections Corp. of America
5,941,745	Term Loan, 5.09%, Maturing March 31, 2008	5,971,454
	Fidelity National Information Solutions, Inc.
43,456,500	Term Loan, 4.66%, Maturing March 9, 2013	43,347,859
	Refco Group Ltd., LLC
18,578,625	Term Loan, 5.02%, Maturing August 5, 2011	18,764,411
	Wackenhut Corrections Corp.
2,056,789	Term Loan, 5.63%, Maturing July 9, 2009	2,087,641
		$77,417,425

See notes to financial statements

21

Principal Amount	Borrower/Tranche Description	Value

Food Products — 2.2%

	Acosta Sales Co., Inc.
$8,109,250	Term Loan, 5.48%, Maturing August 13, 2010	$8,220,752
	American Seafoods Holdings, LLC
741,130	Term Loan, 6.09%, Maturing September 30, 2007	744,372
4,797,708	Term Loan, 6.34%, Maturing March 31, 2009	4,874,174
	Atkins Nutritional, Inc.
1,842,539	Term Loan, 8.25%, Maturing November 26, 2009(4)	1,171,855
	Del Monte Corp.
5,500,000	Term Loan, 4.69%, Maturing February 8, 2012	5,583,188
	Doane Pet Care Co.
11,601,650	Term Loan, 6.70%, Maturing November 5, 2009	11,826,432
	Dole Food Company, Inc.
11,562,244	Term Loan, 4.57%, Maturing April 18, 2012	11,663,414
	Herbalife International, Inc.
9,503,688	Term Loan, 4.66%, Maturing December 21, 2010	9,675,942
	Interstate Brands Corp.
1,875,000	Term Loan, 6.95%, Maturing July 19, 2006	1,845,313
1,972,066	Term Loan, 6.82%, Maturing July 19, 2007	1,938,172
6,046,139	Term Loan, 7.22%, Maturing July 19, 2007	5,958,470
	Merisant Co.
13,976,063	Term Loan, 6.44%, Maturing January 11, 2010	14,013,910
	Michael Foods, Inc.
12,829,879	Term Loan, 5.07%, Maturing November 20, 2010	13,022,327
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011	6,386,000
	Nash-Finch Co.
6,300,000	Term Loan, 5.00%, Maturing November 12, 2010	6,402,375
	Pinnacle Foods Holdings Corp.
22,374,000	Term Loan, 6.35%, Maturing November 25, 2010	22,650,185
	Reddy Ice Group, Inc.
2,091,269	Term Loan, 5.56%, Maturing July 31, 2009	2,103,687
9,228,806	Term Loan, 5.56%, Maturing July 31, 2009	9,312,447
		$137,393,015

Food Service — 1.9%

	AFC Enterprises, Inc.
$3,468,468	Term Loan, 7.75%, Maturing May 23, 2007	$3,481,475
481,774	Term Loan, 7.50%, Maturing May 23, 2008	484,183
	Buffets, Inc.
227,273	Term Loan, 6.05%, Maturing June 28, 2009	229,167
11,017,713	Term Loan, 6.27%, Maturing June 28, 2009	11,109,524
	Carrols Corp.
8,408,925	Term Loan, 5.63%, Maturing December 31, 2010	8,554,332
	CKE Restaurants, Inc.
$3,898,253	Term Loan, 4.94%, Maturing July 2, 2010	$3,942,108
	Denny’s, Inc.
8,748,094	Term Loan, 6.33%, Maturing September 21, 2009	8,977,732
	Domino’s, Inc.
71,111	Revolving Loan, 0.67%, Maturing June 25, 2009	69,867
30,424,098	Term Loan, 4.88%, Maturing June 25, 2010	30,931,177
	Gate Gourmet Borrower, LLC
8,252,000	Term Loan, 9.51%, Maturing December 31, 2008	8,092,118
	Jack in the Box, Inc.
12,809,695	Term Loan, 4.85%, Maturing January 8, 2011	13,009,847
	Landry’s Restaurants, Inc.
8,034,863	Term Loan, 4.53%, Maturing December 28, 2010	8,135,298
	Maine Beverage Co., LLC
3,928,571	Term Loan, 4.62%, Maturing June 30, 2010	3,928,571
	Weight Watchers International, Inc.
514,287	Revolving Loan, 1.10%, Maturing March 31, 2009	514,287
12,183,875	Term Loan, 4.65%, Maturing March 31, 2010	12,326,024
4,527,250	Term Loan, 4.65%, Maturing March 31, 2010	4,580,069
		$118,365,779

Food/Drug Retailers — 1.7%

	Cumberland Farms, Inc.
$8,848,775	Term Loan, 5.65%, Maturing September 8, 2008	$8,898,549
	General Nutrition Centers, Inc.
4,435,232	Term Loan, 5.97%, Maturing December 5, 2009	4,488,823
	Giant Eagle, Inc.
5,391,711	Term Loan, 4.77%, Maturing August 6, 2009	5,486,066
14,261,849	Term Loan, 4.94%, Maturing August 6, 2009	14,511,431
	Rite Aid Corp.
18,674,449	Term Loan, 4.73%, Maturing September 22, 2009	18,802,836
	Roundy’s, Inc.
9,889,186	Term Loan, 4.84%, Maturing June 6, 2009	9,981,897
	The Jean Coutu Group (PJC), Inc.
29,806,484	Term Loan, 5.50%, Maturing July 30, 2011	30,297,814
	The Pantry, Inc.
8,395,431	Term Loan, 5.32%, Maturing March 12, 2011	8,542,351
	Winn-Dixie Stores, Inc.
4,550,327	DIP Loan, 1.11%, Maturing February 23, 2007	4,550,327
		$105,560,094

See notes to financial statements

22

Principal Amount	Borrower/Tranche Description	Value
			`
Forest Products — 1.3%

	Appleton Papers, Inc.
$13,995,198	Term Loan, 5.17%, Maturing June 11, 2010	$14,148,277
	Boise Cascade Holdings, LLC
21,531,299	Term Loan, 4.74%, Maturing October 29, 2010	21,763,061
	Buckeye Technologies, Inc.
10,362,126	Term Loan, 5.04%, Maturing April 15, 2010	10,534,831
	Koch Cellulose, LLC
2,909,025	Term Loan, 4.60%, Maturing May 7, 2011	2,961,751
9,580,027	Term Loan, 5.34%, Maturing May 7, 2011	9,753,665
	RLC Industries Co.
22,356,789	Term Loan, 4.59%, Maturing February 24, 2010	22,468,572
		$81,630,157

Healthcare — 6.2%

	Accredo Health, Inc.
$14,465,311	Term Loan, 4.82%, Maturing April 30, 2011	$14,524,083
	Advanced Medical Optics, Inc.
8,260,144	Term Loan, 4.84%, Maturing June 25, 2009	8,386,632
	Alliance Imaging, Inc.
9,134,603	Term Loan, 5.39%, Maturing December 29, 2011	9,260,204
	AMN Healthcare, Inc.
3,273,485	Term Loan, 6.10%, Maturing October 2, 2008	3,312,358
	AMR HoldCo, Inc.
8,355,000	Term Loan, 5.35%, Maturing February 10, 2012	8,469,881
	Ardent Health Services, Inc.
10,348,000	Term Loan, 5.25%, Maturing August 12, 2011	10,367,403
	Colgate Medical, Ltd.
4,078,526	Term Loan, 5.09%, Maturing December 30, 2008	4,129,507
	Community Health Systems, Inc.
44,516,908	Term Loan, 4.64%, Maturing August 19, 2011	45,068,740
	Concentra Operating Corp.
12,573,241	Term Loan, 5.15%, Maturing June 30, 2009	12,767,083
	Conmed Corp.
5,201,474	Term Loan, 5.02%, Maturing December 31, 2007	5,267,304
	Cross Country Healthcare, Inc.
1,731,102	Term Loan, 6.18%, Maturing June 5, 2009	1,748,413
	DJ Orthopedics, Inc.
11,736,385	Term Loan, 5.38%, Maturing May 15, 2009	11,963,777
	Encore Medical IHC, Inc.
8,048,125	Term Loan, 5.90%, Maturing October 4, 2010	8,163,817
	Envision Worldwide, Inc.
$7,836,667	Term Loan, 8.13%, Maturing September 30, 2010	$7,915,033
	Express Scripts, Inc.
10,593,000	Term Loan, 4.13%, Maturing February 13, 2010	10,718,792
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.91%, Maturing December 18, 2009	2,356,250
1,625,000	Term Loan, 11.91%, Maturing December 18, 2009	1,649,375
1,250,000	Term Loan, 11.85%, Maturing February 7, 2011	1,275,000
	Fisher Scientific International, Inc.
18,214,862	Term Loan, 4.59%, Maturing August 2, 2011	18,397,011
	Hanger Orthopedic Group, Inc.
2,100,000	Revolving Loan, 2.17%, Maturing September 30, 2008	2,063,250
4,686,170	Term Loan, 6.59%, Maturing September 30, 2009	4,744,747
	Healthcare Partners, LLC
4,810,000	Term Loan, 5.30%, Maturing March 2, 2011	4,840,063
	Healthsouth Corp.
9,150,000	Term Loan, 5.52%, Maturing June 14, 2007	9,208,615
2,520,000	Term Loan, 2.85%, Maturing March 21, 2010	2,536,143
	Iasis Healthcare, LLC
12,048,950	Term Loan, 5.37%, Maturing June 16, 2011	12,254,782
	Kinetic Concepts, Inc.
10,782,504	Term Loan, 4.85%, Maturing August 11, 2010	10,954,356
	Knowledge Learning Corp.
27,789,003	Term Loan, 5.56%, Maturing January 7, 2012	28,071,228
	Leiner Health Products, Inc.
8,287,375	Term Loan, 6.38%, Maturing May 27, 2011	8,442,763
	Lifepoint Hospitals, Inc.
25,540,000	Term Loan, 4.58%, Maturing April 15, 2012	25,619,813
	Magellan Health Services, Inc.
3,679,054	Term Loan, 5.03%, Maturing August 15, 2008	3,729,641
5,840,498	Term Loan, 5.26%, Maturing August 15, 2008	5,920,805
	Medcath Holdings Corp.
3,761,550	Term Loan, 5.55%, Maturing June 30, 2011	3,815,622
	National Mentor, Inc.
6,090,647	Term Loan, 5.27%, Maturing September 30, 2011	6,185,813
	Select Medical Holding Corp.
9,950,000	Term Loan, 4.63%, Maturing February 24, 2012	9,936,319
	SFBC International, Inc.
1,689,063	Term Loan, 6.10%, Maturing December 21, 2011	1,705,953
	Sunrise Medical Holdings, Inc.
7,434,148	Term Loan, 6.25%, Maturing May 13, 2010	7,443,441

See notes to financial statements

23

Principal Amount	Borrower/Tranche Description	Value

Healthcare (continued)

	Sybron Dental Management, Inc.
$6,173,998	Term Loan, 4.85%, Maturing June 6, 2009	$6,207,764
	Talecris Biotherapeutics, Inc.
6,635,000	Term Loan, 6.17%, Maturing March 31, 2010	6,668,175
	Team Health, Inc.
6,427,388	Term Loan, 5.85%, Maturing March 23, 2011	6,443,456
	The Cooper Companies, Inc.
5,500,000	Term Loan, 4.56%, Maturing November 15, 2009	5,572,188
	Triad Hospitals Holdings, Inc.
1,138,086	Term Loan, 5.07%, Maturing September 30, 2006	1,150,415
11,984,254	Term Loan, 5.32%, Maturing September 30, 2008	12,192,109
	Vanguard Health Holding Co., LLC
2,992,500	Term Loan, 6.35%, Maturing September 23, 2005	3,052,350
8,134,137	Term Loan, 6.34%, Maturing September 23, 2011	8,294,282
	Vicar Operating, Inc.
3,524,112	Term Loan, 4.88%, Maturing September 30, 2008	3,576,974
	VWR International, Inc.
9,432,967	Term Loan, 5.65%, Maturing April 7, 2011	9,592,148
		$395,963,878

Home Furnishings — 1.5%

	General Binding Corp.
$1,988,960	Term Loan, 7.44%, Maturing January 15, 2008	$1,992,689
	Interline Brands, Inc.
3,035,869	Term Loan, 5.34%, Maturing December 31, 2010	3,073,818
	Jarden Corp.
22,165,925	Term Loan, 5.09%, Maturing January 24, 2012	22,302,157
	Juno Lighting, Inc.
5,730,423	Term Loan, 5.56%, Maturing November 21, 2010	5,830,706
	Knoll, Inc.
16,167,755	Term Loan, 6.00%, Maturing September 30, 2011	16,379,957
	Oreck Corp.
3,886,500	Term Loan, 5.85%, Maturing February 2, 2012	3,935,081
	Sealy Mattress Co.
250,000	Revolving Loan, 0.34%, Maturing April 6, 2012	245,000
17,435,000	Term Loan, 4.94%, Maturing April 6, 2012	17,536,698
	Simmons Co.
19,445,791	Term Loan, 5.63%, Maturing December 19, 2011	19,761,785
	Termpur-Pedic, Inc.
6,023,814	Term Loan, 5.34%, Maturing June 30, 2009	6,091,582
		$97,149,473

Industrial Equipment — 1.2%

	Alliance Laundry Holdings, LLC
$4,405,500	Term Loan, 5.12%, Maturing January 27, 2012	$4,462,406
	Bucyrus International, Inc.
1,791,736	Term Loan, 5.07%, Maturing July 28, 2010	1,820,851
	Chart Industries, Inc.
3,908,854	Term Loan, 6.63%, Maturing September 15, 2009	3,918,626
	Colfax Corp.
2,043,602	Term Loan, 5.38%, Maturing May 30, 2009	2,067,445
	Douglas Dynamics Holdings, Inc.
4,799,047	Term Loan, 5.02%, Maturing December 16, 2010	4,835,040
	Flowserve Corp.
1,227,665	Term Loan, 5.63%, Maturing June 30, 2007	1,238,407
4,302,463	Term Loan, 5.83%, Maturing June 30, 2009	4,388,512
	Gleason Corp.
3,208,799	Term Loan, 5.85%, Maturing July 27, 2011	3,252,920
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
6,921,474	Term Loan, 4.75%, Maturing December 17, 2010	6,967,620
	Mainline, L.P.
7,971,111	Term Loan, 5.43%, Maturing December 17, 2011	8,070,750
	MTD Products, Inc.
10,452,563	Term Loan, 4.63%, Maturing June 1, 2010	10,504,825
	National Waterworks, Inc.
8,759,139	Term Loan, 5.60%, Maturing November 22, 2009	8,897,823
	SPX Corp.
15,581,613	Term Loan, 5.38%, Maturing September 30, 2009	15,677,050
	Terex Corp.
1,593,087	Term Loan, 4.89%, Maturing June 30, 2009	1,615,656
		$78,482,931

Insurance — 1.1%

	Alliant Resources Group, Inc.
$6,699,375	Term Loan, 6.88%, Maturing August 31, 2011	$6,741,246
	CCC Information Services Group
8,134,007	Term Loan, 5.81%, Maturing August 20, 2010	8,235,682
	Conseco, Inc.
27,470,100	Term Loan, 6.56%, Maturing June 22, 2010	28,008,047

See notes to financial statements

24

Principal Amount	Borrower/Tranche Description	Value

Insurance (continued)

	Hilb, Rogal & Hobbs Co.
$13,804,307	Term Loan, 5.38%, Maturing June 30, 2007	$14,002,744
	U.S.I. Holdings Corp.
6,862,651	Term Loan, 5.69%, Maturing August 11, 2008	6,899,112
7,765,538	Term Loan, 5.69%, Maturing August 11, 2008	7,806,796
		$71,693,627

Leisure Goods/Activities/Movies — 4.1%

	Alliance Atlantis Communications, Inc.
$6,602,000	Term Loan, 4.76%, Maturing December 31, 2011	$6,641,203
	AMF Bowling Worldwide, Inc.
5,280,009	Term Loan, 6.07%, Maturing August 27, 2009	5,314,662
	Cinemark, Inc.
20,297,481	Term Loan, 4.35%, Maturing March 31, 2011	20,684,412
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 4.01%, Maturing July 30, 2011	29,592,420
	Metro-Goldwyn-Mayer Holdings
67,315,000	Term Loan, 5.38%, Maturing April 8, 2012	67,472,786
	New England Sports Ventures
10,585,000	Term Loan, 4.47%, Maturing February 28, 2005	10,585,000
	Regal Cinemas Corp.
44,549,940	Term Loan, 4.84%, Maturing November 10, 2010	45,257,972
	Six Flags Theme Parks, Inc.
2,019,583	Revolving Loan, 3.35%, Maturing June 30, 2008	1,985,083
25,909,402	Term Loan, 5.38%, Maturing June 30, 2009	26,036,254
	Universal City Development Partners, Ltd.
15,486,187	Term Loan, 4.90%, Maturing June 9, 2011	15,728,159
	WMG Acquisition Corp.
27,019,612	Term Loan, 5.38%, Maturing February 28, 2011	27,272,921
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 5.35%, Maturing June 25, 2007	2,983,129
		$259,554,001

Lodging and Casinos — 3.2%

	Alliance Gaming Corp.
$14,707,364	Term Loan, 5.65%, Maturing September 5, 2009	$14,685,920
	Ameristar Casinos, Inc.
2,998,855	Term Loan, 5.06%, Maturing December 31, 2006	3,048,210
6,489,787	Term Loan, 5.06%, Maturing December 31, 2006	6,599,302
	Argosy Gaming Co.
$12,935,000	Term Loan, 4.85%, Maturing June 30, 2011	$13,037,406
	Aztar Corp.
1,985,000	Term Loan, 5.12%, Maturing July 27, 2009	2,002,369
	Boyd Gaming Corp.
25,283,938	Term Loan, 4.83%, Maturing June 30, 2011	25,623,703
	Choctaw Resort Development Enterprise
4,441,304	Term Loan, 5.35%, Maturing November 4, 2011	4,502,372
	CNL Hospitality Partners, L.P.
6,112,882	Term Loan, 5.39%, Maturing October 13, 2006	6,212,216
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 5.22%, Maturing August 18, 2006	7,700,000
	Globalcash Access, LLC
3,914,385	Term Loan, 5.31%, Maturing March 10, 2010	3,976,773
	Green Valley Ranch Gaming, LLC
1,987,518	Term Loan, 3.10%, Maturing December 31, 2010	2,018,573
	Herbst Gaming, Inc.
3,230,000	Term Loan, 5.62%, Maturing January 31, 2011	3,286,525
	Isle of Capri Casinos, Inc.
15,585,938	Term Loan, 4.61%, Maturing February 4, 2012	15,813,882
	Marina District Finance Co., Inc.
15,710,625	Term Loan, 4.99%, Maturing October 14, 2011	15,913,559
	Pinnacle Entertainment, Inc.
1,380,000	Revolving Loan, 3.40%, Maturing December 18, 2008	1,338,600
6,740,000	Term Loan, 6.07%, Maturing August 27, 2010	6,845,313
	Resorts International Holdings, LLC
7,096,457	Term Loan, 7.25%, Maturing March 24, 2012	7,158,551
	SCG Hotel DLP, L.P.
18,925,000	Term Loan, 4.56%, Maturing April 16, 2006	18,925,000
	Seminole Tribe of Florida
3,100,000	Term Loan, 5.38%, Maturing September 30, 2011	3,111,625
	United Auburn Indian Community
1,310,811	Term Loan, 7.06%, Maturing January 24, 2009	1,317,365
	Venetian Casino Resort, LLC
23,742,099	Term Loan, 4.81%, Maturing June 15, 2011	23,911,261
	Wyndham International, Inc.
5,875,303	Term Loan, 7.69%, Maturing June 30, 2006	5,891,213
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 5.17%, Maturing December 14, 2011	10,900,954
		$203,820,692

See notes to financial statements

25

Principal Amount	Borrower/Tranche Description	Value

Nonferrous Metals/Minerals — 1.8%

	Compass Minerals Group, Inc.
$1,739,107	Term Loan, 5.60%, Maturing November 28, 2009	$1,762,477
	Foundation Coal Corp.
11,550,000	Term Loan, 5.03%, Maturing July 30, 2011	11,732,871
	ICG, LLC
10,401,375	Term Loan, 5.88%, Maturing November 5, 2010	10,583,399
	International Mill Service, Inc.
15,635,813	Term Loan, 5.57%, Maturing December 31, 2010	15,850,805
3,000,000	Term Loan, 8.82%, Maturing October 26, 2011	3,056,250
	Magnequench, Inc.
9,938,608	Term Loan, 10.41%, Maturing September 30, 2009	10,013,147
1,600,000	Term Loan, 13.91%, Maturing December 31, 2009	1,612,000
	Murray Energy Corp.
5,310,000	Term Loan, 5.94%, Maturing January 28, 2010	5,329,913
	Novelis, Inc.
12,622,700	Term Loan, 4.50%, Maturing January 6, 2012	12,824,954
20,130,896	Term Loan, 4.50%, Maturing January 6, 2012	20,453,453
	Severstal North America, Inc.
2,328,561	Revolving Loan, 1.00%, Maturing April 7, 2007	2,324,195
	Stillwater Mining Co.
1,534,265	Revolving Loan, 1.00%, Maturing June 30, 2007	1,517,004
7,097,731	Term Loan, 6.38%, Maturing June 30, 2007	7,155,400
	Trout Coal Holdings, LLC
10,200,000	Term Loan, 7.25%, Maturing March 23, 2011	10,238,250
		$114,454,118

Oil and Gas — 3.4%

	Beldon & Blake Corp.
$6,611,199	Term Loan, 5.89%, Maturing July 21, 2011	$6,644,255
	Columbia Natural Resources, LLC
36,397,059	Revolving Loan, 4.86%, Maturing January 19, 2010	36,351,563
	Dresser Rand Group, Inc.
7,740,515	Term Loan, 5.35%, Maturing October 29, 2011	7,863,884
	Dresser, Inc.
5,485,881	Term Loan, 5.60%, Maturing March 31, 2007	5,599,027
	Dynegy Holdings, Inc.
17,403,488	Term Loan, 6.87%, Maturing May 28, 2010	17,539,461
	El Paso Corp.
12,382,375	Term Loan, 5.27%, Maturing November 23, 2009	12,466,649
21,202,549	Term Loan, 5.88%, Maturing November 23, 2009	21,380,714
	Getty Petroleum Marketing, Inc.
$13,472,418	Term Loan, 6.35%, Maturing May 19, 2010	$13,741,867
	LB Pacific, L.P.
8,090,000	Term Loan, 6.01%, Maturing March 3, 2012	8,165,844
	Lyondell-Citgo Refining, L.P.
13,617,125	Term Loan, 4.59%, Maturing May 21, 2007	13,829,892
	Magellan Midstream Holdings, L.P.
7,319,794	Term Loan, 5.09%, Maturing December 10, 2011	7,447,891
	Pride Offshore, Inc.
4,034,388	Term Loan, 4.64%, Maturing July 7, 2011	4,099,946
	Semgroup, L.P.
5,106,154	Term Loan, 5.35%, Maturing August 27, 2008	5,162,005
5,874,635	Term Loan, 7.50%, Maturing August 27, 2008	5,938,892
	Sprague Energy Corp.
9,226,929	Revolving Loan, 2.16%, Maturing August 10, 2007	9,203,861
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 4.61%, Maturing April 13, 2009	14,333,126
	Universal Compression, Inc.
8,060,000	Term Loan, 4.85%, Maturing February 15, 2012	8,180,900
	Williams Production RMT Co.
20,023,326	Term Loan, 5.46%, Maturing May 30, 2007	20,373,734
		$218,323,511

Publishing — 6.4%

	Advanstar Communications, Inc.
$1,284,496	Term Loan, 7.57%, Maturing November 17, 2007	$1,293,862
	Advertising Directory Solution
29,871,113	Term Loan, 5.07%, Maturing November 9, 2011	29,989,342
3,591,000	Term Loan, 6.82%, Maturing May 9, 2012	3,674,042
	American Media Operations, Inc.
76,877	Term Loan, 6.13%, Maturing April 1, 2006	76,780
3,205,555	Term Loan, 5.88%, Maturing April 1, 2007	3,259,148
18,219,812	Term Loan, 5.88%, Maturing April 1, 2008	18,530,113
	Ascend Media Holdings, LLC
2,500,000	Term Loan, 5.81%, Maturing January 31, 2012	2,518,750
	CBD Media, LLC
10,162,117	Term Loan, 5.63%, Maturing December 31, 2009	10,312,435
	Dex Media East, LLC
9,006,451	Term Loan, 4.72%, Maturing November 8, 2008	9,132,793
10,166,039	Term Loan, 4.64%, Maturing May 8, 2009	10,329,123

See notes to financial statements

26

Principal Amount		Borrower/Tranche Description	Value

Publishing (continued)

		Dex Media West, LLC
$7,436,448		Term Loan, 5.04%, Maturing September 9, 2009	$7,545,414
18,197,959		Term Loan, 4.76%, Maturing March 9, 2010	18,482,302
		Freedom Communications
972,000		Term Loan, 3.82%, Maturing May 18, 2011	973,215
24,235,000		Term Loan, 4.60%, Maturing May 18, 2012	24,315,775
		Herald Media, Inc.
3,483,675		Term Loan, 5.56%, Maturing July 22, 2011	3,533,753
748,750		Term Loan, 8.56%, Maturing January 22, 2012	761,853
		Journal Register Co.
32,849,600		Term Loan, 4.67%, Maturing August 12, 2012	33,147,316
		Lamar Media Corp.
8,608,678		Term Loan, 4.19%, Maturing March 7, 2009	8,673,244
23,754,403		Term Loan, 4.62%, Maturing June 30, 2010	24,069,885
		Liberty Group Operating, Inc.
10,135,000		Term Loan, 5.13%, Maturing February 28, 2012	10,289,133
		Medianews Group, Inc.
12,348,885		Term Loan, 4.57%, Maturing August 25, 2010	12,433,783
		Merrill Communications, LLC
16,783,070		Term Loan, 5.56%, Maturing February 9, 2009	17,003,348
		Morris Publishing Group, LLC
4,147,500		Term Loan, 4.63%, Maturing September 30, 2010	4,182,497
6,284,250		Term Loan, 4.88%, Maturing March 31, 2011	6,368,698
		Nebraska Book Co., Inc.
10,419,750		Term Loan, 5.88%, Maturing March 4, 2011	10,572,795
		Newspaper Holdings, Inc.
4,214,545		Revolving Loan, 4.22%, Maturing August 24, 2011	4,200,060
11,628,182		Term Loan, 5.15%, Maturing August 24, 2011	11,657,252
		R.H. Donnelley Corp.
3,621,843		Term Loan, 4.74%, Maturing December 31, 2009	3,663,041
39,259,298		Term Loan, 4.80%, Maturing June 30, 2011	39,803,589
		Source Media, Inc.
11,133,618		Term Loan, 5.34%, Maturing November 8, 2011	11,291,348
		SP Newsprint Co.
8,463,065		Term Loan, 5.83%, Maturing January 9, 2010	8,642,905
4,157,199		Term Loan, 6.06%, Maturing January 9, 2010	4,190,976
		Sun Media Corp.
9,206,067		Term Loan, 5.19%, Maturing February 7, 2009	9,357,580
		Transwestern Publishing Co., LLC
2,110,000		Term Loan, 4.56%, Maturing February 25, 2011	2,119,670
7,685,532		Term Loan, 5.47%, Maturing February 25, 2011	7,720,755
		Weekly Reader Corp.
$4,500,000		Term Loan, 8.06%, Maturing March 29, 2009	$4,508,438
		World Directories ACQI Corp.
3,506,198	EUR	Term Loan, 5.37%, Maturing November 29, 2013	4,572,399
		Xerox Corp.
12,750,000		Term Loan, 4.82%, Maturing September 30, 2008	12,920,761
		Yell Group, PLC
13,000,000		Term Loan, 4.07%, Maturing July 8, 2008	13,027,417
			$409,145,590

Radio and Television — 4.4%

		Adams Outdoor Advertising, L.P.
$16,878,135		Term Loan, 5.15%, Maturing October 15, 2011	$17,136,590
		ALM Media Holdings, Inc.
5,050,020		Term Loan, 5.36%, Maturing March 4, 2010	5,050,020
		Block Communications, Inc.
5,548,623		Term Loan, 5.35%, Maturing November 30, 2009	5,600,641
		CanWest Media, Inc.
12,325,832		Term Loan, 5.04%, Maturing August 15, 2009	12,479,905
		Cumulus Media, Inc.
5,840,709		Term Loan, 4.81%, Maturing March 28, 2009	5,899,117
1,741,250		Term Loan, 4.56%, Maturing March 28, 2010	1,756,486
10,647,948		Term Loan, 4.81%, Maturing March 28, 2010	10,820,977
		DirecTV Holdings, LLC
41,520,000		Term Loan, 4.45%, Maturing April 13, 2013	41,691,270
		Emmis Operating Co.
35,012,250		Term Loan, 4.66%, Maturing November 10, 2011	35,503,402
		Entravision Communications Co.
8,050,000		Term Loan, 4.31%, Maturing February 27, 2012	8,197,581
		Gray Television, Inc.
10,318,427		Term Loan, 4.90%, Maturing December 31, 2010	10,456,002
		NEP Supershooters, L.P.
2,992,500		Term Loan, 6.29%, Maturing February 3, 2011	3,044,869
5,074,500		Term Loan, 6.49%, Maturing February 3, 2011	5,166,475
		Nexstar Broadcasting, Inc.
12,052,514		Term Loan, 4.87%, Maturing October 1, 2012	12,137,882
12,722,486		Term Loan, 4.87%, Maturing October 1, 2012	12,812,599
		PanAmSat Corp.
1,554,834		Term Loan, 5.45%, Maturing August 20, 2010	1,568,792
724,889		Term Loan, 5.45%, Maturing August 20, 2010	735,693
27,189,439		Term Loan, 5.45%, Maturing August 20, 2011	27,594,670

See notes to financial statements

27

Principal Amount	Borrower/Tranche Description	Value

Radio and Television (continued)

	Radio One, Inc.
$2,971,162	Term Loan, 3.58%, Maturing June 30, 2007	$2,945,164
	Rainbow National Services, LLC
12,700,588	Term Loan, 5.69%, Maturing March 31, 2012	12,892,418
	Raycom National, LLC
16,350,000	Term Loan, 5.13%, Maturing April 6, 2012	16,574,813
	Sinclair Television Group, Inc.
1,922,625	Term Loan, 6.25%, Maturing June 30, 2009	1,933,440
3,239,475	Term Loan, 6.50%, Maturing December 31, 2009	3,272,544
	Spanish Broadcasting System
6,632,708	Term Loan, 6.32%, Maturing October 31, 2009	6,740,490
	Susquehanna Media Co.
16,800,000	Term Loan, 5.21%, Maturing March 31, 2012	16,957,500
		$278,969,340

Rail Industries — 0.6%

	Kansas City Southern Industries, Inc.
$14,335,197	Term Loan, 4.81%, Maturing March 30, 2008	$14,560,977
	Railamerica, Inc.
19,404,170	Term Loan, 4.88%, Maturing September 29, 2011	19,784,162
2,293,784	Term Loan, 4.88%, Maturing September 29, 2011	2,338,703
		$36,683,842

Retailers (Except Food and Drug) — 3.2%

	Advance Stores Company, Inc.
$9,567,451	Term Loan, 4.72%, Maturing September 30, 2010	$9,707,978
11,094,511	Term Loan, 4.78%, Maturing September 30, 2010	11,257,467
	Alimentation Couche-Tard, Inc.
5,510,991	Term Loan, 4.76%, Maturing December 17, 2010	5,597,100
	American Achievement Corp.
8,186,140	Term Loan, 5.25%, Maturing March 25, 2011	8,319,165
	Amscan Holdings, Inc.
7,741,500	Term Loan, 5.66%, Maturing April 30, 2012	7,789,884
	Coinmach Laundry Corp.
16,126,051	Term Loan, 6.04%, Maturing July 25, 2009	16,347,784
	CSK Auto, Inc.
21,334,500	Term Loan, 4.85%, Maturing June 20, 2009	21,574,513
	FTD, Inc.
9,125,529	Term Loan, 5.29%, Maturing February 28, 2011	9,273,819
	Harbor Freight Tools USA, Inc.
$14,915,050	Term Loan, 5.22%, Maturing July 15, 2010	$15,028,777
	Home Interiors & Gifts, Inc.
3,890,377	Term Loan, 8.38%, Maturing March 31, 2011	3,769,775
	Josten’s Corp.
1,446,000	Term Loan, 5.44%, Maturing October 4, 2010	1,460,913
26,996,650	Term Loan, 5.19%, Maturing October 4, 2011	27,421,280
	Musicland Group, Inc.
4,074,245	Revolving Loan, 2.38%, Maturing August 11, 2008	4,084,430
	Oriental Trading Co., Inc.
11,430,289	Term Loan, 5.63%, Maturing August 4, 2010	11,580,311
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.63%, Maturing February 9, 2007	539,219
	Rent-A-Center, Inc.
18,452,636	Term Loan, 4.46%, Maturing June 30, 2010	18,740,958
	Riddell Bell Holdings, Inc.
2,487,500	Term Loan, 5.61%, Maturing September 30, 2011	2,528,959
	Savers, Inc.
3,864,172	Term Loan, 6.58%, Maturing August 4, 2009	3,895,568
	Stewert Enterprises, Inc.
3,794,202	Term Loan, 4.64%, Maturing November 19, 2011	3,844,001
	Travelcenters of Ameria, Inc.
18,069,000	Term Loan, 4.51%, Maturing October 1, 2008	18,283,569
1,000,000	Term Loan, 4.51%, Maturing November 30, 2008	1,011,875
		$202,057,345

Surface Transport — 0.4%

	Horizon Lines, LLC
$5,855,750	Term Loan, 5.62%, Maturing July 7, 2011	$5,889,907
	NFIL Holdings Corp.
2,177,724	Term Loan, 4.08%, Maturing February 27, 2010	2,213,112
5,923,680	Term Loan, 4.91%, Maturing February 27, 2010	6,008,833
	Rural/Metro Operating Co., LLC
606,324	Term Loan, 5.37%, Maturing March 4, 2011	608,218
2,338,676	Term Loan, 5.43%, Maturing March 4, 2011	2,345,985
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 5.53%, Maturing December 10, 2010	10,505,603
		$27,571,658

See notes to financial statements

28

Principal Amount	Borrower/Tranche Description	Value

Telecommunications — 4.6%

	Alaska Communications Systems Holdings, Inc.
$15,150,000	Term Loan, 5.09%, Maturing February 1, 2012	$15,301,500
	American Tower, L.P.
27,467,438	Term Loan, 5.39%, Maturing August 31, 2011	27,868,709
	Cellular South, Inc.
9,331,987	Term Loan, 4.98%, Maturing May 4, 2011	9,489,465
	Centennial Cellular Operating Co., LLC
17,439,611	Term Loan, 5.45%, Maturing February 9, 2011	17,676,685
	Consolidated Communications, Inc.
1,193,443	Term Loan, 5.31%, Maturing October 14, 2010	1,196,426
14,158,655	Term Loan, 5.45%, Maturing October 14, 2011	14,255,996
	D&E Communications, Inc.
5,745,674	Term Loan, 4.92%, Maturing December 31, 2011	5,788,767
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.17%, Maturing February 8, 2012	22,062,759
	Iowa Telecommunications Service
7,248,000	Term Loan, 5.08%, Maturing November 23, 2011	7,329,540
	Nextel Partners Operation Corp.
16,800,000	Term Loan, 5.44%, Maturing May 31, 2011	17,073,000
	NTelos, Inc.
11,266,763	Term Loan, 5.57%, Maturing February 18, 2011	11,271,461
	Qwest Corp.
36,890,000	Term Loan, 7.39%, Maturing June 4, 2007	38,008,247
	SBA Senior Finance, Inc.
13,224,308	Term Loan, 5.96%, Maturing October 31, 2008	13,488,794
	Spectrasite Communications, Inc.
20,970,443	Term Loan, 4.52%, Maturing May 23, 2012	21,177,966
	Stratos Global Corp.
5,042,000	Term Loan, 5.34%, Maturing December 3, 2010	5,106,603
	Syniverse Holdings, Inc.
4,987,500	Term Loan, 5.01%, Maturing February 15, 2012	5,074,781
	Triton PCS, Inc.
12,306,625	Term Loan, 6.32%, Maturing November 18, 2009	12,469,688
	USA Mobility, Inc.
1,223,953	Term Loan, 5.47%, Maturing November 16, 2006	1,233,133
	Valor Telecom Enterprise, LLC
15,043,000	Term Loan, 5.07%, Maturing February 14, 2012	15,231,037
	Westcom Corp.
$4,971,055	Term Loan, 5.72%, Maturing December 17, 2010	$5,008,338
	Western Wireless Corp.
24,818,719	Term Loan, 6.01%, Maturing May 31, 2011	24,960,905
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(2)(4)	46,212
		$291,120,012

Utilities — 2.4%

	Allegheny Energy Supply Co., LLC
$18,908,452	Term Loan, 5.11%, Maturing October 28, 2011	$19,092,809
	Cogentrix Deleware Holdings, Inc.
12,650,000	Term Loan, 4.71%, Maturing April 14, 2012	12,694,275
	Coleto Creek WLE, L.P.
6,157,999	Term Loan, 5.31%, Maturing June 30, 2011	6,265,764
1,500,000	Term Loan, 5.31%, Maturing June 30, 2012	1,529,063
	KGen, LLC
5,830,000	Term Loan, 5.64%, Maturing August 5, 2011	5,713,400
	Northwestern Corp.
2,803,125	Term Loan, 4.61%, Maturing November 1, 2011	2,845,755
	NRG Energy, Inc.
11,971,890	Term Loan, 4.33%, Maturing December 24, 2011	12,123,035
15,527,968	Term Loan, 5.25%, Maturing December 24, 2011	15,724,008
	Pike Electric, Inc.
5,130,667	Term Loan, 5.19%, Maturing July 1, 2012	5,207,627
10,092,002	Term Loan, 5.19%, Maturing July 1, 2012	10,246,541
	Plains Resources, Inc.
7,259,037	Term Loan, 4.87%, Maturing July 23, 2010	7,361,121
	Reliant Energy, Inc.
15,765,488	Term Loan, 6.04%, Maturing December 22, 2010	15,785,194
	Texas Genco, LLC
24,037,506	Term Loan, 5.01%, Maturing December 14, 2011	24,252,834
11,889,310	Term Loan, 5.06%, Maturing December 14, 2011	11,995,815
		$150,837,241

Total Senior, Floating Rate Interests (identified cost $5,629,920,201)		$5,663,996,995

See notes to financial statements

29

Corporate Bonds & Notes — 1.2%

Principal Amount (000’s omitted)	Security	Value

Financial Intermediaries — 0.3%

	Alzette, Variable Rate
$1,180	8.691%, 12/15/20(5)	$1,180,000
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	4.82%, 2/24/19(5)	1,140,000
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	5.315%, 4/15/19(5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	4.941%, 1/15/19(5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	5.224%, 8/11/16(5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(5)	1,509,375
	General Motors Acceptance Corp., Variable Rate
4,620	4.395%, 10/20/05	4,610,635
1,165	3.695%, 5/18/06	1,142,203
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.337%, 3/21/17(5)	1,500,000
		$16,582,213

Publishing — 0.1%

	Advanstar Communications, Inc., Variable Rate
$5,910	10.294%, 8/15/08	$6,220,274
		$6,220,274

Radio and Television — 0.3%

	Echostar DBS Corp., Sr. Notes
$5,000	6.35%, 10/01/08	$5,137,500
	Paxson Communications Corp., Variable Rate
15,250	5.891%, 1/15/10(5)	15,173,750
		$20,311,250

Real Estate — 0.2%

	Assemblies of God, Variable Rate
$13,290	4.94%, 6/15/29(5)	$13,290,113
		$13,290,113

Telecommunications — 0.3%

	Rogers Wireless, Inc., Variable Rate
$6,589	6.135%, 12/15/10	$6,803,143
	Rural Cellular Corp., Variable Rate
11,000	7.51%, 3/15/10	11,165,000
		$17,968,143

Total Corporate Bonds & Notes (identified cost $73,834,039)		$74,371,993

Common Stocks — 0.0%

Shares	Security	Value

105,145	Hayes Lemmerz International(3)	$555,166
25	Knowledge Universe, Inc.(2)(3)(6)	39,956
86,020	Maxim Crane Works Holdings(3)	1,827,916
58,254	Thermadyne Holdings Corp.(3)	722,350

Total Common Stocks (identified cost, $3,186,578)		$3,145,388

Preferred Stocks — 0 . 0%

Shares	Security	Value

350	Hayes Lemmerz International(2)(3)(6)	$7,983

Total Preferred Stocks (identified cost, $17,500)		$7,983

Closed - End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$73,000

Total Closed-End Investment Companies (identified cost, $72,148)		$73,000

See notes to financial statements

30

Commercial Paper — 8 . 0%

Principal Amount	Maturity Date	Borrower	Rate	Amount

$67,573,000	05/02/05	Abbey National North America LLC	2.79%	$67,567,763
70,442,000	05/09/05	Barton Capital Corp.(7)	2.85%	70,397,387
34,783,000	05/19/05	Ciesco, LLC(7)	2.87%	34,733,087
15,821,000	05/11/05	Cortez Capital Corp.(7)	2.85%	15,808,476
126,886,000	05/02/05	General Electric Capital Corp.	2.94%	126,875,637
43,626,000	05/16/05	Kitty Hawk Funding Corp.(7)	2.91%	43,573,103
21,751,000	05/12/05	National Rural Utilities Corp.	2.85%	21,732,059
18,101,000	05/02/05	Prudential Funding, LLC	2.90%	18,099,542
50,115,000	05/05/05	Ranger Funding Co., LLC(7)	2.84%	50,099,186
34,865,000	05/02/05	Societe Generale N.A.	2.89%	34,862,201
25,890,000	05/09/05	Yorktown Capital, LLC(7)	2.84%	25,873,660

Total Commercial Paper (at amortized cost $509,622,101)				$509,622,101

Short - Term Investments — 0 . 0%

Principal Amount	Maturity Date	Borrower	Rate	Amount

$2,000,493	05/02/05	Investors Bank and Trust Company Time Deposit	2.96%	$2,000,493

Total Short-Term Investments (at amortized cost $2,000,493)				$2,000,493

Total Investments — 98.2% (identified cost $6,218,653,060)				$6,253,217,953

Other Assets, Less Liabilities — 1.8%				$112,550,540

Net Assets — 100.0%				$6,365,768,493

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $221,691,002 as of April 30, 2005.

EUR = Euro Currency

(1)          Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)          Non-income producing security.

(4)          Defaulted security.

(5)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $65,887,908 or 1.0% of the Portfolio’s net assets.

(6)          Restricted security.

(7)          A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

See notes to financial statements

31

Floating Rate Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets

Investments, at value (identified cost, $6,218,653,060)	$6,253,217,953
Cash	59,898,022
Receivable for investments sold	146,708
Receivable for open swap contracts	478,839
Interest receivable	22,881,002
Cash collateral segregated to cover open swap contracts	35,500,000
Prepaid expenses	624,687
Total assets	$6,372,747,211

Liabilities

Payable for investments purchased	$6,759,561
Payable to affiliate for Trustees’ fees	2,011
Payable for open forward foreign currency contracts	2,918
Accrued expenses	214,228
Total liabilities	$6,978,718
Net Assets applicable to investors’ interest in Portfolio	$6,365,768,493

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,330,908,479
Net unrealized appreciation (computed on the basis of identified cost)	34,860,014
Total	$6,365,768,493

Statement of Operations

For the Six Months Ended April 30, 2005

Investment Income

Interest	$137,083,864
Total investment income	$137,083,864

Expenses

Investment adviser fee	$14,900,004
Trustees’ fees and expenses	12,068
Custodian fee	426,158
Legal and accounting services	221,631
Miscellaneous	258,755
Total expenses	$15,818,616

Deduct — Reduction of custodian fee	$11,853
Total expense reductions	$11,853

Net expenses	$15,806,763

Net investment income	$121,277,101

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —	$(4,140,780)
Investment transactions (identified cost basis)
Swap contracts	318,645
Net realized loss	$(3,822,135)
Change in unrealized appreciation (depreciation) —	$5,885,595
Investments (identified cost basis)
Swap contracts	393,634
Foreign currency and forward foreign currency exchange contracts	107
Net change in unrealized appreciation (depreciation)	$6,279,336

Net realized and unrealized gain	$2,457,201

Net increase in net assets from operations	$123,734,302

See notes to financial statements

32

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(Unaudited)
From operations —
Net investment income	$121,277,101	$124,003,812
Net realized loss from investment transactions, and swap contracts	(3,822,135)	(6,500,801)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward currency exchange contracts	6,279,336	25,631,911
Net increase in net assets from operations	$123,734,302	$143,134,922
Capital transactions —
Contributions	$1,788,333,210	$4,091,382,871
Withdrawals	(935,937,320)	(1,062,753,539)
Net increase in net assets from capital transactions	$852,395,890	$3,028,629,332
Net increase in net assets	$976,130,192	$3,171,764,254

Net Assets

At beginning of period	$5,389,638,301	$2,217,874,047
At end of period	$6,365,768,493	$5,389,638,301

See notes to financial statements

33

Supplementary Data

	Six Months Ended
	April 30, 2005		Year Ended October 31,
Ratios/Supplemental Data†	(Unaudited)		2004	2003	2002	2001	2000(1)
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net expenses after custodian fee reduction	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net investment income	4.18	%(2)	3.27%	4.05%	4.72%	6.45%	8.49	%(2)
Portfolio Turnover	32%		67%	64%	76%	52%	3%
Total Return(3)	2.20%		3.93%	6.91%	2.19%	—	—
Net assets, end of period (000’s omitted)	$6,365,768		$5,389,638	$2,217,874	$1,326,128	$1,387,728	$145,896

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%	0.79	%(2)
Expenses after custodian fee reduction	0.61%	0.79	%(2)
Net investment income	6.41%	7.74	%(2)

(1)   For the period from start of business, September 5, 2000, to October 31, 2000.

(2)   Annualized.

(3)   Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.

See notes to financial statements

34

Floating Rate Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1                 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 67.5%, 26.8% and 2.2% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Portfolio’s investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund’s investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower’s debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps

35

will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Fees associated with amendments are paid/recognized immediately.

C Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

E Interest Rate Swaps — The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

F Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract. When the Portfolio is the seller of a credit default swap contract, it receives a stream of payments, but is obligated to pay par value of the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

36

G Expense Reduction — Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio’s custodian fees are reported as a reduction of total expenses in the Statement of Operations.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Other — Investment transactions are accounted for on a trade date basis.

K Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2                 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the fee was equivalent to 0.514% (annualized) of the Portfolio’s average net assets for such period and amounted to $14,900,004.

Except as to Trustees of the Portfolio who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3                 Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2005 aggregated $2,846,148,861, $1,481,111,902 and $198,796,378, respectively.

4                 Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank’s base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.09% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2005, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

37

5                 Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,218,653,060
Gross unrealized appreciation	$41,396,112
Gross unrealized depreciation	(6,831,219)
Net unrealized appreciation	$34,564,893

6                 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

38

Forward Foreign Currency Exchange Contracts

Sales Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
5/31/05	Euro 3,570,581	United States Dollar 4,609,941	(2,918)
			$(2,918)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)

4,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(99,636)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(35,718)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	(3,343)

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	329,598

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flag Theme Parks.	$68,479

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	14,100

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	12,098

3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	9,436

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7                 Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$39,956
			$25,000	$39,956
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$7,983
			$17,500	$7,983
			$42,500	$47,939

8                 Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

40

Eaton Vance Floating-Rate Fund as of April 30, 2005

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Floating Rate Portfolio (the “Portfolio”) and its investment adviser, Boston

Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•                  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•                  An independent report comparing the expense ratio of the Eaton Vance Floating-Rate Fund to those of comparable funds;

•                  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•                  The economic outlook and the general investment outlook in relevant investment markets;

•                  Eaton Vance Management’s (“Eaton Vance”) results and financial condition and the overall organization of the investment adviser;

•                  The procedures and processes used to determine the fair value of Fund assets, including, in particular, the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•                  Eaton Vance’s management of the relationship with the custodian, subcustodians and fund accountants;

•                  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•                  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•                  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser’s portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser’s experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex.

The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund’s investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund’s expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser’s profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits

41

from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

42

INVESTMENT MANAGEMENT

Eaton Vance Floating - Rate Fund

Officers

Thomas E. Faust Jr.

President

William H. Ahern, Jr.

Vice President

Cynthia J.Clemson

Vice President

Thomas J. Fetter

Vice President

Michael R. Mach

Vice President

Robert B. MacIntosh

Vice President

Duncan W. Richardson

Vice President

Walter A. Row, III

Vice President

Judith A. Saryan

Vice President

Susan Schiff

Vice President

James L. O’Connor

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

Floating Rate Portfolio

Officers

Payson F. Swaffield

President

Scott H. Page

Vice President and Portfolio Manager

Barbara E. Campbell

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

43

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/05	FRSRC

Semiannual Report April 30, 2005

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•         Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•         None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•         Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•         We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Six Months

•        The Fund’s Class A shares distributed $0.215 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $10.30 net asset value on April 30, 2005, the Fund had a distribution rate of 4.59%.(1) The Class A SEC 30-day yield at April 30, 2005 was 4.44%.(2)

•        The Fund’s Class B shares distributed $0.166 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.68 net asset value on April 30, 2005, the Fund had a distribution rate of 3.84%.(1) The Class B SEC 30-day yield at April 30, 2005 was 3.76%.(2)

•        The Fund’s Class C shares distributed $0.166 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.68 net asset value on April 30, 2005, the Fund had a distribution rate of 3.83%.(1) The Class C SEC 30-day yield at April 30, 2005 was 3.76%.(2)

•        The Fund’s Institutional Class shares distributed $0.215 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.69 net asset value on April 30, 2005, the Fund had a distribution rate of 4.85%.(1) The Institutional Class SEC 30-day yield at April 30, 2005 was 4.80%.(2)

•        The Fund’s Advisers Class shares distributed $0.202 in income dividends during the six months ended April 30, 2005. Based on the Fund’s most recent distribution and a $9.69 net asset value on April 30, 2005, the Fund had a distribution rate of 4.59%.(1) The Advisers Class SEC 30-day yield at April 30, 2005 was 4.54%.(2)

The Fund’s Investments

•        Floating Rate Portfolio’s investments included 442 borrowers at April 30, 2005 and reflected a continuing increase in the number of issuers and an effort to diversify further. The Portfolio’s average loan size was just 0.20% of net assets, and no industry constituted more than 7.0% of the Portfolio. Publishing, health care, building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others), telecommunications, and containers and glass products were the Portfolio’s largest sector weightings.

•        Due to relatively stable credit conditions and continuing strong technical factors, credit spreads in the loan market were at historical lows and prices remained above par during the six-month period. Late in the period, loan pricing eased in response to significant spread widening in the high-yield bond market. Once again, the loan market demonstrated lower volatility relative to the high-yield bond and equity markets.

•        The Portfolio includes publishing, chemical and container and glass products. The Portfolio’s publishing included publishers of newspapers, magazines and yellow page directories that rely primarily on more stable local advertising revenues. Chemical and container and glass producers benefited from stronger demand and an ability to pass along higher costs.

•        For the six months ended April 30, 2005, the Fund’s Class I shares had a total return of 2.02% versus the 2.19% total return of the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans.(3) No specific sectors significantly underperformed within the Portfolio. At this point in the credit cycle, we currently expect to maintain a relatively high quality portfolio, especially given the heightened liquidity and general loosening of credit standards.

•        While the Fund’s investment in High Income Portfolio provided an attractive yield enhancement during the period, the Fund lowered its weighting to the high-yield bond sector near the end of 2004. This action helped mitigate the adverse impact on the Fund of the volatility experienced by the high-yield market in early 2005.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

FUND PERFORMANCE

				Institutional	Advisers
Performance(1)	Class A	Class B	Class C	Class	Class
Average Annual Total Returns (at net asset value)
One year	3.98%	3.10%	3.20%	4.24%	3.98%
Life of Fund†	4.46	3.79	3.79	4.74	4.51
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One year	1.61%	-1.90%	2.20%	4.24%	3.98%
Life of Fund†	3.96	3.42	3.79	4.74	4.51

†Inception Dates Class A: 5/7/03; Class B: 9/5/00; Class C: 9/5/00; Institutional Class: 9/15/00; Advisers Class: 9/7/00

(1) Average annual total returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charge was deducted, the performance would be reduced. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Institutional Class shares redeemed or exchanged within three months of settlement of purchase are subject to a 1% redemption fee. Institutional Class and Advisers Class shares do not have a sales charge.

Diversification by Sectors(2)

By total investments

(2)  Diversification by Sectors breakdown reflects the Fund’s investments in Floating Rate Portfolio and High Income Portfolio as of April 30, 2005. Sectors are shown as a percentage of the Fund’s total investments. Statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate & High Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,019.00	$5.26
Class B	$1,000.00	$1,015.10	$8.99
Class C	$1,000.00	$1,015.10	$8.99
Institutional Class	$1,000.00	$1,020.20	$4.01
Advisers Class	$1,000.00	$1,018.90	$5.26

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.60	$5.26
Class B	$1,000.00	$1,015.90	$9.00
Class C	$1,000.00	$1,015.90	$9.00
Institutional Class	$1,000.00	$1,020.80	$4.01
Advisers Class	$1,000.00	$1,019.60	$5.26

* Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares and 1.80% for Class C shares, 0.80% for Institutional shares and 1.05% for Advisers shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolios.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets

Investment in Floating Rate Portfolio, at value (identified cost, $1,697,297,590)	$1,705,245,231
Investment in High Income Portfolio, at value (identified cost, $244,470,832)	242,836,915
Receivable for Fund shares sold	14,199,188
Total assets	$1,962,281,334

Liabilities

Payable for Fund shares redeemed	$10,404,869
Dividends payable	2,030,354
Payable to affiliate for distribution and service fees	336,947
Payable to affiliate for Trustees’ fees	217
Accrued expenses	277,885
Total liabilities	$13,050,272
Net Assets	$1,949,231,062

Sources of Net Assets

Paid-in capital	$1,970,839,742
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(27,436,401)
Accumulated distributions in excess of net investment income	(486,004)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	6,313,725
Total	$1,949,231,062

Advisers Shares

Net Assets	$656,034,405
Shares Outstanding	67,729,236
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.69

Class A Shares

Net Assets	$506,151,303
Shares Outstanding	49,143,386
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.30
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.30)	$10.54

Class B Shares

Net Assets	$177,685,686
Shares Outstanding	18,352,922
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.68

Class C Shares

Net Assets	$567,561,871
Shares Outstanding	58,636,576
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.68

Institutional Shares

Net Assets	$41,797,797
Shares Outstanding	4,312,969
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.69
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Statement of Operations

For the Six Months Ended April 30, 2005

Investment Income

Interest allocated from Portfolios	$46,344,038
Dividends allocated from Portfolio (Note 8)	18,733
Miscellaneous income allocated from Portfolio (Note 8)	24,391
Expenses allocated from Portfolios	(4,882,829)
Net investment income from Portfolios	$41,504,333

Expenses

Administration fee	$1,335,356
Trustees’ fees and expenses	1,303
Distribution and service fees
Advisers	692,551
Class A	592,929
Class B	896,573
Class C	2,697,279
Transfer and dividend disbursing agent fees	591,642
Printing and postage	144,664
Registration fees	136,129
Legal and accounting services	29,869
Custodian fee	16,048
Miscellaneous	11,314
Total expenses	$7,145,657
Net investment income	$34,358,676

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,579,031
Swap contracts	85,361
Foreign currency transactions	(33,830)
Net realized gain	$1,630,562
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(6,405,080)
Swap contracts	100,499
Foreign currency and forward foreign currency exchange contracts	(9,351)
Net change in unrealized appreciation (depreciation)	$(6,313,932)
Net realized and unrealized loss	$(4,683,370)
Net increase in net assets from operations	$29,675,306

See notes to financial statements

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations —
Net investment income	$34,358,676	$33,396,121
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency transactions	1,630,562	(1,258,898)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(6,313,932)	11,236,784
Net increase in net assets from operations	$29,675,306	$43,374,007
Distributions to shareholders —
From net investment income
Advisers	$(11,677,737)	$(8,508,736)
Class A	(9,945,059)	(8,161,845)
Class B	(3,083,407)	(5,016,477)
Class C	(9,273,803)	(11,731,160)
Institutional	(745,192)	(383,651)
Total distributions to shareholders	$(34,725,198)	$(33,801,869)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers	$312,703,437	$476,534,349
Class A	195,031,615	448,467,252
Class B	12,302,836	51,686,906
Class C	117,062,936	297,151,276
Institutional	23,439,704	25,154,520
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers	8,266,378	6,812,134
Class A	7,298,909	5,768,281
Class B	1,932,341	3,038,792
Class C	6,303,559	7,820,760
Institutional	633,670	305,432
Cost of shares redeemed
Advisers	(137,238,626)	(79,563,049)
Class A	(126,909,967)	(65,830,754)
Class B	(17,537,212)	(34,024,936)
Class C	(67,926,721)	(98,569,752)
Institutional	(5,753,694)	(5,307,655)
Net asset value of shares exchanged
Advisers
Class A	701,350	1,838,607
Class B	(701,350)	(1,838,607)
Redemption fees	75,106	87,827

Net increase in net assets from Fund share transactions	$329,684,271	$1,039,531,383
Net increase in net assets	$324,634,379	$1,049,103,521

Net Assets

At beginning of period	$1,624,596,683	$575,493,162
At end of period	$1,949,231,062	$1,624,596,683

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(486,004)	$(119,482)

See notes to financial statements

Financial Highlights

	Advisers
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)(2)	2000(1)(3)
Net asset value — Beginning of period	$9.710		$9.610	$9.140	$9.550	$9.930	$10.000

Income (loss) from operations

Net investment income	$0.201		$0.347	$0.407	$0.472	$0.725	$0.115
Net realized and unrealized gain (loss)	(0.019)		0.103	0.486	(0.408)	(0.383)	(0.070)
Total income from operations	$0.182		$0.450	$0.893	$0.064	$0.342	$0.045

Less distributions

From net investment income	$(0.202)		$(0.350)	$(0.423)	$(0.474)	$(0.722)		$(0.115)
Total distributions	$(0.202)		$(0.350)	$(0.423)	$(0.474)	$(0.722)		$(0.115)
Redemption fees	$0.000	(7)	$0.000 (7)	$0.000 (7)	$—	$—	$—

Net asset value — End of period	$9.690		$9.710	$9.610	$9.140	$9.550	$9.930

Total Return(4)	1.89%		4.76%	9.98%	0.62%	3.49%	0.44%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$656,034		$474,219	$68,258	$30,960	$33,773	$7,074
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.05	%(6)	1.06%	1.12%	1.15%	1.03%	0.08	%(6)
Net expenses after custodian fee reduction(5)	1.05	%(6)	1.06%	1.12%	1.15%	1.03%	0.09	%(6)
Net investment income	4.16	%(6)	3.59%	4.32%	4.98%	6.94%	7.31	%(6)
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	64%	76%	52%	3%
Portfolio Turnover of the High Income Portfolio	31%		80%	118%	88%	83%	41%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.16%	1.68	%(6)
Expenses after custodian fee reduction(5)	1.16%	1.68	%(6)
Net investment income	6.81%	5.71	%(6)
Net investment income per share	$0.711	$0.090

(1)          Net investment income per share was computed using average shares outstanding.

(2)          The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.01% to 4.98%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)          For the period from the start of business, September 7, 2000, to October 31, 2000.

(4)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)          Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)          Annualized.

(7)          Amounts represent less than $0.0005 per share.

See notes to financial statements

	Class A
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.320		$10.220	$10.000

Income (loss) from operations

Net investment income	$0.213		$0.363	$0.179
Net realized and unrealized gain (loss)	(0.018)		0.109	0.241
Total income from operations	$0.195		$0.472	$0.420

Less distributions

From net investment income	$(0.215)		$(0.372)	$(0.200)
Total distributions	$(0.215)		$(0.372)	$(0.200)

Redemption fees	$0.000	(6)	$0.000 (6)	$—

Net asset value — End of period	$10.300		$10.320	$10.220

Total Return(3)	1.90%		4.69%	4.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$506,151		$431,257	$39,128
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.05	%(5)	1.07%	1.12	%(5)
Expenses after custodian fee reduction(4)	1.05	%(5)	1.07%	1.12	%(5)
Net investment income	4.15	%(5)	3.52%	3.68	%(5)
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	64%
Portfolio Turnover of the High Income Portfolio	31%		80%	118%

(1)          Net investment income per share was computed using average shares outstanding.

(2)          For the period from the start of business, May 7, 2003, to October 31, 2003.

(3)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)          Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)          Annualized.

(6)          Amounts represent less than $0.005 per share.

See notes to financial statements

	Class B
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)(3)
Net asset value — Beginning of period	$9.700		$9.600	$9.140	$9.550	$9.930	$10.000

Income (loss) from operations

Net investment income	$0.164		$0.275	$0.348	$0.400	$0.664	$0.125
Net realized and unrealized gain (loss)	(0.018)		0.102	0.465	(0.407)	(0.382)	(0.070)
Total income (loss) from operations	$0.146		$0.377	$0.813	$(0.007)	$0.282	$0.055

Less distributions

From net investment income	$(0.166)		$(0.277)	$(0.353)	$(0.403)	$(0.662)		$(0.125)
Total distributions	$(0.166)		$(0.277)	$(0.353)	$(0.403)	$(0.662)		$(0.125)
Redemption fees	$0.000	(7)	$0.000 (7)	$—	$—	$—	$—

Net asset value — End of period	$9.680		$9.700	$9.600	$9.140	$9.550	$9.930

Total Return(4)	1.51%		3.98%	9.05%	(0.13)%	2.86%	0.55%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$177,686		$182,045	$161,457	$165,834	$202,557	$20,008
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.80	%(6)	1.82%	1.87%	1.90%	1.71%	0.12	%(6)
Net expenses after custodian fee reduction(5)	1.80	%(6)	1.82%	1.87%	1.90%	1.71%	0.12	%(6)
Net investment income	3.40	%(6)	2.84%	3.71%	4.22%	6.18%	7.29	%(6)
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	64%	76%	52%	3%
Portfolio Turnover of the High Income Portfolio	31%		80%	118%	88%	83%	41%

†       The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.92%	2.41	%(6)
Expenses after custodian fee reduction(5)	1.92%	2.41	%(6)
Net investment income	5.97%	4.99	%(6)
Net investment income per share	$0.641	$0.086

(1)          Net investment income per share was computed using average shares outstanding.

(2)          The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.25% to 4.22%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)          For the period from the start of business, September 5, 2000, to October 31, 2000.

(4)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)          Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)          Annualized.

(7)          Amounts represent less than $0.0005 per share.

See notes to financial statements

	Class C
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)(3)
Net asset value — Beginning of period	$9.700		$9.600	$9.140	$9.540	$9.930	$10.000

Income (loss) from operations

Net investment income	$0.164		$0.273	$0.346	$0.401	$0.665	$0.126
Net realized and unrealized gain (loss)	(0.018)		0.104	0.467	(0.398)	(0.393)	(0.069)
Total income from operations	$0.146		$0.377	$0.813	$0.003	$0.272	$0.057

Less distributions

From net investment income	$(0.166)		$(0.277)	$(0.353)	$(0.403)	$(0.662)	$(0.127)
Total distributions	$(0.166)		$(0.277)	$(0.353)	$(0.403)	$(0.662)	$(0.127)
Redemption fees	$0.000	(7)	$0.000 (7)	$—	$—	$—	$—

Net asset value — End of period	$9.680		$9.700	$9.600	$9.140	$9.540	$9.930

Total Return(4)	1.51%		3.98%	9.06%	(0.03)%	2.75%	0.57%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$567,562		$513,459	$303,297	$279,061	$176,884	$84,092
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.80	%(6)	1.82%	1.87%	1.91%	1.66%	0.10	%(6)
Net expenses after custodian fee reduction(5)	1.80	%(6)	1.82%	1.87%	1.91%	1.66%	0.10	%(6)
Net investment income	3.40	%(6)	2.83%	3.69%	4.23%	6.35%	8.16	%(6)
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	64%	76%	52%	3%
Portfolio Turnover of the High Income Portfolio	31%		80%	118%	88%	83%	41%

†        The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.89%	2.41	%(6)
Expenses after custodian fee reduction(5)	1.89%	2.41	%(6)
Net investment income	6.12%	5.85	%(6)
Net investment income per share	$0.641	$0.090

(1)          Net investment income per share was computed using average shares outstanding.

(2)          The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.26% to 4.23%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)          For the period from the start of business, September 5, 2000, to October 31, 2000.

(4)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)          Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)          Annualized.

(7)          Amounts represent less than $0.0005 per share.

See notes to financial statements

	Institutional
	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)(3)
Net asset value — Beginning of period	$9.710		$9.610	$9.150	$9.550	$9.940	$10.000

Income (loss) from operations

Net investment income	$0.213		$0.373	$0.432	$0.500	$0.750	$0.097
Net realized and unrealized gain (loss)	(0.018)		0.102	0.476	(0.402)	(0.398)	(0.061)
Total income from operations	$0.195		$0.475	$0.908	$0.098	$0.352	$0.036

Less distributions

From net investment income	$(0.215)		$(0.375)	$(0.448)	$(0.498)	$(0.742)		$(0.096)
Total distributions	$(0.215)		$(0.375)	$(0.448)	$(0.498)	$(0.742)		$(0.096)
Redemption fees	$0.000	(7)	$0.000 (7)	$—	$—	$—	$—

Net asset value — End of period	$9.690		$9.710	$9.610	$9.150	$9.550	$9.940

Total Return(4)	2.02%		5.02%	10.14%	0.98%	3.58%	0.36%

Ratios/Supplemental Data†

Net assets, end of period (000’s omitted)	$41,798		$23,618	$3,355	$1,681	$7,440	$45,852
Ratios (As a percentage of average daily net assets):
Net expenses(5)	0.80	%(6)	0.82%	0.87%	0.94%	0.58%	0.08	%(6)
Net expenses after custodian fee reduction(5)	0.80	%(6)	0.82%	0.87%	0.94%	0.58%	0.08	%(6)
Net investment income	4.41	%(6)	3.85%	4.59%	5.24%	7.95%	8.87	%(6)
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	64%	76%	52%	3%
Portfolio Turnover of the High Income Portfolio	31%		80%	118%	88%	83%	41%

†        The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.71%	1.45	%(6)
Expenses after custodian fee reduction(5)	0.71%	1.45	%(6)
Net investment income	7.82%	7.50	%(6)
Net investment income per share	$0.738	$0.082

(1)          Net investment income per share was computed using average shares outstanding.

(2)          The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.27% to 5.24%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)          For the period from the start of business, September 15, 2000, to October 31, 2000.

(4)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)          Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)          Annualized.

(7)          Amounts represent less than $0.0005 per share.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1       Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. The Advisers and Institutional Classes of shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within three months of the settlement of the purchase. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within three months of the settlement of the purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (the Portfolios), New York trusts having the same investment objectives as the Fund. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Portfolio (26.8% and 20.9% at April 30, 2005, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors, Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio’s valuation policies are as follows: fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Other investments listed on securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market system are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — The Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $28,859,017 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($9,059), October 31, 2009 ($7,397,085), October 31, 2010 ($16,168,986), October 31, 2011 ($2,993,864) and October 31, 2012 ($2,290,023).

D Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

F Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2       Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3       Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Advisers	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	32,115,337	49,274,671
Issued to shareholders electing to receive payments of distributions in Fund shares	849,600	703,812
Redemptions	(14,096,965)	(8,222,041)
Net increase	18,867,972	41,756,442

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	18,835,256	43,621,913
Issued to shareholders electing to receive payments of distributions in Fund shares	705,432	560,535
Redemptions	(12,260,779)	(6,396,729)
Exchange from Class B shares	67,729	179,651
Net increase	7,347,638	37,965,370

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	1,263,849	5,347,185
Issued to shareholders electing to receive payments of distributions in Fund shares	198,652	314,193
Redemptions	(1,801,650)	(3,518,733)
Exchange to Class A shares	(71,976)	(189,925)
Net increase (decrease)	(411,125)	1,952,720

Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	12,028,301	30,739,947
Issued to shareholders electing to receive payments of distributions in Fund shares	648,284	808,641
Redemptions	(6,980,894)	(10,194,182)
Net increase	5,695,691	21,354,406

	Six Months Ended	Year Ended
	April 30, 2005	October 31,
Institutional	(Unaudited)	2004
Sales	2,405,663	2,600,023
Issued to shareholders electing to receive payments of distributions in Fund shares	65,089	31,534
Redemptions	(590,471)	(547,877)
Net increase	1,880,281	2,083,680

Redemptions or exchanges of Advisers, Class A or Institutional Class shares made within three months of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2005 the Fund received $22,360, $47,234, and $5,513 in redemption fees on Advisers, Class A and Institutional Class shares, respectively.

4       Transactions with Affiliates

The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund’s business. The fee is computed at the annual rate of 0.15% (annualized) of the Fund’s average daily net assets. For the six months ended April 30, 2005, the fee amounted to $1,335,356. The Portfolios have engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio’s Notes to Financial Statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2005, EVM earned $36,541 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. The Fund was informed that EVD, a subsidiary of EVM and the Fund’s principal underwriter, received $71,309 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

5       Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for the Advisers shares (Advisers Plan) and Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. For the six months ended April 30, 2005, the Fund paid or accrued $672,430 and $2,022,959, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $8,831,000 and $43,352,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund’s average daily net assets attributable to the Advisers Class, Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $692,551, $592,929, $224,143, and $674,320 for Advisers Class, Class A, Class B, and Class C shares, respectively.

6       Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class’ Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $52,000, $278,000, and $143,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2005.

7       Investment Transactions

Increases and decreases in the Fund’s investment in the Floating Rate Portfolio for the six months ended April 30, 2005, aggregated $343,809,202 and $37,315,553, respectively. Increases and decreases in the Fund’s investment in the High Income Portfolio for the six months ended April 30, 2005, aggregated $49,467,513 and $65,968,634, respectively.

8       Investment in Portfolios

For the six months ended April 30, 2005, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Floating Rate	High Income
	Portfolio	Portfolio	Total
Dividend income	$—	$18,733	$18,733
Interest income	36,729,711	9,614,327	46,344,038
Miscellaneous income	—	24,391	24,391
Expenses	(4,231,986)	(650,843)	(4,882,829)
Net investment income	$32,497,725	$9,006,608	$41,504,333
Net realized gain (loss)—
Investments (identified cost basis)	$(1,107,664)	$2,686,695	$1,579,031
Swap contracts	85,361	—	85,361
Foreign currency and forward foreign currency exchange contracts	—	(33,830)	(33,830)
Net realized gain (loss) on investments	$(1,022,303)	$2,652,865	$1,630,562
Change in unrealized appreciation (depreciation)
Investment transactions	$1,498,172	$(7,903,252)	$(6,405,080)
Swap contracts	100,499	—	100,499
Foreign currency, and forward foreign currency exchange contracts	29	(9,380)	(9,351)
Net change in unrealized appreciation (depreciation)	$1,598,700	$(7,912,632)	$(6,313,932)

9          Meeting of Shareholders

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	172,693,930	1,315,942
James B. Hawkes	172,730,555	1,279,317
Samuel L. Hayes, III	172,717,319	1,292,553
William H. Park	172,743,740	1,266,132
Ronald A. Pearlman	172,722,136	1,287,736
Norton H. Reamer	172,696,876	1,312,996
Lynn A. Stout	172,700,680	1,309,192
Ralph F. Verni	172,696,489	1,313,383

Each nominee was also elected a Trustee of the Portfolio.

Floating Rate Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 89. 0% (1)

Principal
Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.7%

	Alliant Techsystems, Inc.
$13,831,924	Term Loan, 4.69%, Maturing March 31, 2011	$14,073,983
	CACI International, Inc.
9,335,725	Term Loan, 4.96%, Maturing May 3, 2011	9,481,596
	Ceradyne, Inc.
6,701,325	Term Loan, 4.88%, Maturing August 18, 2011	6,810,222
	DRS Technologies, Inc.
8,720,310	Term Loan, 4.97%, Maturing November 4, 2010	8,838,854
	Hexcel Corp.
9,580,000	Term Loan, 4.83%, Maturing March 1, 2012	9,698,256
	K&F Industries, Inc.
9,992,100	Term Loan, 5.57%, Maturing November 18, 2012	10,172,168
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 5.59%, Maturing August 24, 2012	9,516,525
	Transdigm, Inc.
16,716,658	Term Loan, 4.94%, Maturing July 22, 2010	16,983,088
	United Defense Industries, Inc.
6,955,304	Term Loan, 5.07%, Maturing August 31, 2009	6,969,792
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 5.02%, Maturing December 17, 2011	4,060,000
7,656,941	Term Loan, 5.57%, Maturing December 22, 2011	7,776,581
	Wyle Laboratories, Inc.
4,515,000	Term Loan, 5.50%, Maturing January 28, 2011	4,594,012
		$108,975,077

Air Transport — 0.3%

	United Airlines, Inc.
$16,134,261	DIP Loan, 7.50%, Maturing June 30, 2005	$16,241,828
		$16,241,828

Automotive — 4.1%

	Accuride Corp.
$15,121,292	Term Loan, 5.31%, Maturing January 31, 2012	$15,133,888
	Affina Group, Inc.
6,041,858	Term Loan, 5.44%, Maturing November 30, 2011	6,121,912
	Citation Corp.
922,222	Revolving Loan, 2.44%, Maturing March 31, 2005	917,611
	Collins & Aikman Products Co.
500,000	Revolving Loan, 7.36%, Maturing December 31, 2005	500,937
12,477,121	Revolving Loan, 7.94%, Maturing August 31, 2011	12,388,745
	CSA Acquisition Corp.
$3,955,669	Term Loan, 5.13%, Maturing December 23, 2011	$3,973,798
4,010,615	Term Loan, 5.13%, Maturing December 23, 2011	4,028,996
	Dayco Products, LLC
12,681,131	Term Loan, 6.24%, Maturing June 23, 2011	12,918,902
	Dura Operating Corp.
3,878,806	Term Loan, 7.25%, Maturing March 31, 2007	3,907,091
	Exide Technologies
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,527,369
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,555,873
	Federal-Mogul Corp.
5,137,364	Term Loan, 6.81%, Maturing December 31, 2005	5,150,207
4,754,768	Revolving Loan, 4.57%, Maturing December 31, 2005	4,361,311
4,108,827	Term Loan, 5.31%, Maturing December 31, 2005	3,696,917
6,000,000	Term Loan, 5.56%, Maturing December 31, 2005	5,469,378
11,908,128	Revolving Loan, 6.30%, Maturing December 31, 2005	11,937,899
	Goodyear Tire & Rubber Co.
5,890,000	Term Loan, 4.67%, Maturing April 30, 2010	5,908,406
19,720,000	Term Loan, 5.89%, Maturing April 30, 2010	19,589,710
1,000,000	Term Loan, 6.64%, Maturing March 1, 2011	952,500
	HLI Operating Co., Inc.
9,153,891	Term Loan, 6.52%, Maturing June 3, 2009	9,153,891
4,550,000	Term Loan, 8.69%, Maturing June 3, 2010	4,538,625
	Key Automotive Group
5,394,537	Term Loan, 5.86%, Maturing June 29, 2010	5,428,253
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.19%, Maturing October 30, 2009	11,663,164
	Meridian Automotive Systems, Inc.
981,413	Term Loan, 7.85%, Maturing April 27, 2010	969,146
	Metaldyne Corp.
9,394,986	Term Loan, 7.62%, Maturing December 31, 2009	9,230,573
	Plastech Engineered Products, Inc.
6,573,103	Term Loan, 7.85%, Maturing March 31, 2010	6,476,564
	R.J. Tower Corp.
3,060,000	DIP Loan, 2.47%, Maturing February 2, 2007	3,056,175
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 5.12%, Maturing December 12, 2009	12,107,828
4,505,755	Term Loan, 5.11%, Maturing December 12, 2010	4,599,624
	TI Automotive, Ltd.
7,565,000	Term Loan, 6.03%, Maturing June 30, 2011	7,508,262

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Automotive (continued)

	Trimas Corp.
$8,490,230	Term Loan, 6.90%, Maturing December 31, 2009	$8,624,656
	TRW Automotive, Inc.
10,900,000	Term Loan, 5.34%, Maturing June 30, 2009	11,013,545
14,064,750	Term Loan, 3.88%, Maturing October 31, 2010	14,130,686
21,921,264	Term Loan, 4.38%, Maturing June 30, 2012	21,995,248
	United Components, Inc.
7,599,505	Term Loan, 5.29%, Maturing June 30, 2010	7,703,998
		$260,241,688

Beverage and Tobacco — 1.2%

	Constellation Brands, Inc.
$32,799,860	Term Loan, 4.99%, Maturing November 30, 2011	$33,125,300
	Culligan International Co.
7,150,000	Term Loan, 5.41%, Maturing September 30, 2011	7,255,763
	DS Waters, L.P.
1,670,683	Term Loan, 7.49%, Maturing November 7, 2009	1,605,944
	National Dairy Holdings, L.P.
8,470,000	Term Loan, 4.97%, Maturing March 15, 2012	8,581,169
	Southern Wine & Spirits of America, Inc.
21,397,961	Term Loan, 5.35%, Maturing July 2, 2008	21,718,930
	Sunny Delight Beverages Co.
4,838,235	Term Loan, 6.82%, Maturing August 20, 2010	4,835,211
		$77,122,317

Building and Development — 6.4%

	AIMCO Properties, L.P.
$29,843,750	Term Loan, 4.75%, Maturing November 2, 2009	$30,366,016
	Contech Construction Products, Inc.
3,161,078	Term Loan, 5.63%, Maturing December 7, 2010	3,216,396
	DMB/CHII, LLC
2,312,083	Term Loan, 5.42%, Maturing March 3, 2007	2,317,863
	Empire Hawkeye Partners, L.P.
6,966,857	Term Loan, 2.65%, Maturing December 1, 2009	6,975,566
	Formica Corp.
2,588,966	Term Loan, 7.75%, Maturing June 10, 2010	2,614,856
1,324,017	Term Loan, 7.76%, Maturing June 10, 2010	1,337,257
3,780,319	Term Loan, 7.76%, Maturing June 10, 2010	3,818,122
1,068,362	Term Loan, 7.76%, Maturing June 10, 2010	1,079,045
	FT-FIN Acquisition, LLC
7,290,566	Term Loan, 7.38%, Maturing November 17, 2007	7,308,792
	General Growth Properties, Inc.
$5,735,946	Term Loan, 5.11%, Maturing November 12, 2007	$5,770,304
54,053,519	Term Loan, 5.10%, Maturing November 12, 2008	54,495,515
	Landsource Communities, LLC
18,000,000	Term Loan, 5.50%, Maturing March 31, 2010	18,247,500
	LNR Property Corp.
33,711,829	Term Loan, 5.81%, Maturing March 8, 2008	33,893,030
	LNR Property Holdings
5,650,000	Term Loan, 7.31%, Maturing March 8, 2008	5,678,250
	MAAX Corp.
6,606,359	Term Loan, 5.70%, Maturing June 4, 2011	6,680,681
	Macerich Partnership, L.P.
8,697,700	Revolving Loan, 3.48%, Maturing July 30, 2008	8,697,700
	Mueller Group, Inc.
14,531,780	Term Loan, 5.78%, Maturing April 23, 2011	14,704,345
	NCI Building Systems, Inc.
9,062,900	Term Loan, 4.75%, Maturing June 18, 2010	9,184,687
	Newkirk Master, L.P.
12,075,647	Term Loan, 7.56%, Maturing November 24, 2006	12,256,781
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.59%, Maturing May 25, 2006	5,442,131
3,333,333	Term Loan, 9.09%, Maturing May 25, 2006	3,358,333
	Nortek, Inc.
16,957,288	Term Loan, 5.59%, Maturing August 27, 2011	17,201,049
	Panolam Industries Holdings
6,141,504	Term Loan, 6.13%, Maturing December 3, 2010	6,225,950
	Ply Gem Industries, Inc.
1,310,335	Term Loan, 5.28%, Maturing February 12, 2011	1,313,611
3,345,832	Term Loan, 5.60%, Maturing February 12, 2011	3,354,197
8,917,630	Term Loan, 5.60%, Maturing February 12, 2011	8,939,925
	South Edge, LLC
11,312,500	Term Loan, 4.44%, Maturing October 31, 2007	11,369,062
3,437,500	Term Loan, 4.69%, Maturing October 31, 2009	3,482,617
	St. Marys Cement, Inc.
16,220,537	Term Loan, 5.09%, Maturing December 4, 2010	16,423,294
	Stile Acquisition Corp.
6,074,826	Term Loan, 7.25%, Maturing April 6, 2013	6,084,320
	Stile U.S. Acquisition Corp.
6,085,174	Term Loan, 7.25%, Maturing April 6, 2013	6,094,686
	Sugarloaf Mills, L.P.
5,975,000	Term Loan, 4.75%, Maturing April 7, 2007	5,975,000
12,000,000	Term Loan, 4.75%, Maturing April 7, 2007	12,063,060

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Building and Development (continued)

	The Macerich Partnership, L.P.
$9,310,000	Term Loan, 6.35%, Maturing April 25, 2006	$9,321,637
8,280,000	Term Loan, 6.25%, Maturing April 25, 2010	8,280,000
	The Woodlands Community Property Co.
9,888,000	Term Loan, 5.11%, Maturing November 30, 2007	10,011,600
4,090,000	Term Loan, 7.11%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
10,937,333	Term Loan, 4.19%, Maturing January 7, 2008	10,992,020
	Tower Financing, LLC
7,300,000	Term Loan, 6.35%, Maturing July 9, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 4.89%, Maturing April 8, 2010	5,789,063
	WFP Tower A Co., L.P.
3,000,000	Term Loan, 5.10%, Maturing June 12, 2006	3,002,814
	Whitehall Street Real Estate, L.P.
12,013,859	Term Loan, 6.82%, Maturing September 11, 2006(2)	12,281,768
		$407,109,318

Business Equipment and Services — 2.2%

	Allied Security Holdings, LLC
$8,176,191	Term Loan, 7.35%, Maturing June 30, 2010	$8,257,952
	Baker & Taylor, Inc.
7,992,000	Revolving Loan, 3.25%, Maturing May 6, 2011	7,912,080
4,650,000	Term Loan, 9.35%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
10,943,796	Term Loan, 5.16%, Maturing December 31, 2010	11,155,832
	DynCorp International, LLC
7,635,000	Term Loan, 6.06%, Maturing February 11, 2011	7,701,806
	Global Imaging Systems, Inc.
6,145,507	Term Loan, 4.48%, Maturing May 10, 2010	6,174,317
	Info USA, Inc.
5,154,762	Term Loan, 5.50%, Maturing March 25, 2009	5,180,536
2,689,250	Term Loan, 5.75%, Maturing June 4, 2010	2,709,419
	Iron Mountain, Inc.
20,017,758	Term Loan, 4.69%, Maturing April 2, 2011	20,270,482
25,415,000	Term Loan, 4.75%, Maturing April 2, 2011	25,759,170
	Language Line, Inc.
12,243,182	Term Loan, 7.10%, Maturing June 11, 2011	12,394,312
	Mitchell International, Inc.
5,743,306	Term Loan, 6.09%, Maturing August 13, 2011	5,843,814
	Protection One, Inc.
6,660,000	Term Loan, 6.07%, Maturing April 18, 2011	6,734,925
	Quintiles Transnational Corp.
$8,184,651	Term Loan, 4.84%, Maturing September 25, 2009	$8,225,574
	Williams Scotsman, Inc.
5,654,739	Term Loan, 5.97%, Maturing December 31, 2006	5,732,491
		$138,760,835

Cable and Satellite Television — 3.8%

	Adelphia Communications Corp.
$21,470,000	DIP Loan, 5.38%, Maturing March 31, 2006	$21,580,699
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 5.70%, Maturing February 10, 2011	10,172,165
	Bragg Communication, Inc.
7,685,639	Term Loan, 5.39%, Maturing August 31, 2011	7,772,103
	Bresnan Communications, LLC
3,312,528	Term Loan, 6.87%, Maturing September 30, 2009	3,351,864
3,000,000	Term Loan, 6.56%, Maturing September 30, 2010	3,047,343
	Canadian Cable Aquisition
6,651,575	Term Loan, 6.09%, Maturing July 30, 2011	6,736,802
	Cebridge Connections, Inc.
5,247,000	Term Loan, 6.16%, Maturing February 23, 2009	5,279,794
	Charter Communications Operating, LLC
12,000,000	Term Loan, 6.19%, Maturing April 27, 2010	11,841,132
58,582,437	Term Loan, 6.44%, Maturing April 27, 2011	58,014,949
	Insight Midwest Holdings, LLC
14,234,887	Term Loan, 5.75%, Maturing December 31, 2009	14,464,723
9,875,000	Term Loan, 5.75%, Maturing December 31, 2009	10,038,560
	MCC Iowa, LLC
2,530,750	Term Loan, 4.51%, Maturing March 31, 2010	2,522,841
9,922,513	Term Loan, 5.36%, Maturing September 30, 2010	9,955,842
	Mediacom Illinois, LLC
16,408,875	Term Loan, 4.99%, Maturing March 31, 2013	16,624,241
	NTL, Inc.
11,300,000	Term Loan, 6.41%, Maturing April 13, 2012	11,413,000
	Telewest Global Finance, LLC
2,915,000	Term Loan, 5.39%, Maturing December 22, 2012	2,952,653
2,225,000	Term Loan, 5.89%, Maturing December 22, 2013	2,249,337
	UGS Corp.
27,481,156	Term Loan, 4.87%, Maturing March 31, 2012	28,030,779
	UPC Broadband Holdings B.V.
17,930,000	Term Loan, 5.75%, Maturing September 30, 2012	17,958,168
		$244,006,995

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Chemicals and Plastics — 3.7%

	Brenntag AG
$16,680,000	Term Loan, 5.88%, Maturing December 9, 2011	$16,922,561
	Hercules, Inc.
8,544,415	Term Loan, 4.87%, Maturing October 8, 2010	8,667,241
	Huntsman International, LLC
21,724,690	Term Loan, 5.50%, Maturing December 31, 2010	22,110,303
	Huntsman, LLC
11,000,000	Term Loan, 6.05%, Maturing March 31, 2010	11,181,500
	Innophos, Inc.
13,875,456	Term Loan, 5.36%, Maturing August 13, 2010	14,022,883
	Invista B.V.
14,803,412	Term Loan, 5.88%, Maturing April 29, 2011	15,094,861
6,422,707	Term Loan, 5.88%, Maturing April 29, 2011	6,549,157
	ISP Chemco, Inc.
12,548,250	Term Loan, 5.03%, Maturing March 27, 2011	12,712,946
	Kraton Polymer
10,760,093	Term Loan, 5.78%, Maturing December 23, 2010	10,948,394
	Mosaic Co.
12,095,000	Term Loan, 4.57%, Maturing February 21, 2012	12,223,509
	Nalco Co.
3,272,971	Term Loan, 5.68%, Maturing November 4, 2009	3,321,555
33,306,320	Term Loan, 5.00%, Maturing November 4, 2010	33,842,352
	Niagara Acquisition, Inc.
7,295,000	Term Loan, 5.13%, Maturing February 11, 2012	7,386,188
	Professional Paint, Inc.
3,301,671	Term Loan, 6.04%, Maturing September 30, 2011	3,347,069
	Resolution Specialty Materials
6,766,000	Term Loan, 5.69%, Maturing August 2, 2010	6,846,346
	Rockwood Specialties Group, Inc.
27,925,000	Term Loan, 5.43%, Maturing December 10, 2012	28,282,803
	Solo Cup Co.
19,369,941	Term Loan, 5.08%, Maturing February 27, 2011	19,626,593
	Wellman, Inc.
4,750,000	Term Loan, 6.74%, Maturing February 10, 2009	4,846,981
	Westlake Chemical Corp.
303,125	Term Loan, 5.44%, Maturing July 31, 2010	307,104
		$238,240,346

Clothing/Textiles — 0.4%

	Propex Fabrics, Inc.
$10,897,063	Term Loan, 5.04%, Maturing December 31, 2011	$10,978,790
	SI Corp.
469,019	Revolving Loan, 1.18%, Maturing December 2, 2009	458,466
9,105,404	Term Loan, 7.10%, Maturing December 9, 2009	9,259,058
	St. John Knits International, Inc.
5,200,000	Term Loan, 5.60%, Maturing March 23, 2012	5,252,000
	The William Carter Co.
558,379	Term Loan, 5.06%, Maturing September 30, 2008	566,755
		$26,515,069

Conglomerates — 1.8%

	Amsted Industries, Inc.
$19,161,625	Term Loan, 5.90%, Maturing October 15, 2010	$19,469,016
	Blount, Inc.
7,721,180	Term Loan, 5.86%, Maturing August 9, 2010	7,845,043
	Gentek, Inc.
5,505,000	Term Loan, 5.81%, Maturing February 25, 2011	5,495,537
	Goodman Global Holdings, Inc.
10,508,663	Term Loan, 5.50%, Maturing December 23, 2011	10,685,996
	Johnson Diversey, Inc.
7,990,000	Term Loan, 4.64%, Maturing November 30, 2009	8,049,925
11,016,784	Term Loan, 4.98%, Maturing November 30, 2009	11,166,546
	Polymer Group, Inc.
13,101,667	Term Loan, 6.34%, Maturing April 27, 2010	13,374,614
2,500,000	Term Loan, 9.34%, Maturing April 27, 2011	2,562,500
	PP Acquisition Corp.
17,674,429	Term Loan, 5.35%, Maturing November 12, 2011	17,895,360
	Rexnord Corp.
8,893,044	Term Loan, 6.27%, Maturing November 25, 2009	8,929,176
	Roper Industries, Inc.
10,054,222	Term Loan, 4.25%, Maturing December 13, 2009	10,121,254
		$115,594,967

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Containers and Glass Products — 4.5%

	Ball Corp.
$2,178,520	Term Loan, 4.81%, Maturing December 31, 2009	$2,188,051
5,586,041	Term Loan, 4.81%, Maturing December 31, 2009	5,648,884
	Berry Plastics Corp.
16,937,682	Term Loan, 4.77%, Maturing June 30, 2010	17,223,505
	BWAY Corp.
8,392,908	Term Loan, 5.25%, Maturing June 30, 2011	8,522,301
	Celanese AG
7,250,000	Term Loan, 2.87%, Maturing June 4, 2011	7,374,613
	Celanese Holdings, LLC
25,344,002	Term Loan, 5.63%, Maturing April 6, 2009	25,823,156
	Consolidated Container Holding
5,582,813	Term Loan, 6.69%, Maturing December 15, 2008	5,656,087
	Dr. Pepper/Seven Up Bottling
26,173,305	Term Loan, 5.32%, Maturing December 19, 2010	26,637,881
	Graham Packaging Holdings Co.
30,658,163	Term Loan, 5.64%, Maturing October 7, 2011	31,101,602
1,500,000	Term Loan, 7.31%, Maturing April 7, 2012	1,539,188
	Graphic Packaging International, Inc.
1,370,769	Term Loan, 1.46%, Maturing August 8, 2007	1,335,928
39,048,604	Term Loan, 5.51%, Maturing August 8, 2009	39,648,977
	IPG (US), Inc.
10,497,250	Term Loan, 5.14%, Maturing July 28, 2011	10,641,587
	Kranson Industries, Inc.
4,118,875	Term Loan, 5.85%, Maturing July 30, 2011	4,180,658
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.53%, Maturing April 1, 2007	3,836,776
4,073,548	Term Loan, 5.73%, Maturing April 1, 2008	4,156,037
725,064	Term Loan, 5.85%, Maturing April 1, 2008	739,339
	Printpack Holdings, Inc.
11,356,435	Term Loan, 5.31%, Maturing March 31, 2009	11,512,586
	Silgan Holdings, Inc.
29,429,025	Term Loan, 4.87%, Maturing November 30, 2008	29,815,281
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 2.10%, Maturing November 1, 2010	3,284,448
27,707,980	Term Loan, 4.80%, Maturing November 1, 2011	28,178,434
10,161,898	Term Loan, 4.92%, Maturing November 1, 2011	10,334,437
	U.S. Can Corp.
7,868,019	Term Loan, 6.94%, Maturing January 15, 2010	7,907,359
		$287,287,115

Cosmetics/Toiletries — 0.8%

	American Safety Razor Co.
$3,610,000	Term Loan, 5.71%, Maturing February 28, 2012	$3,673,175
	Church & Dwight Co., Inc.
22,627,833	Revolving Loan, 4.81%, Maturing May 30, 2011	22,957,815
	Prestige Brands, Inc.
15,831,698	Term Loan, 5.39%, Maturing April 7, 2011	16,062,572
	Revlon Consumer Products Corp.
5,302,500	Term Loan, 9.24%, Maturing July 9, 2010	5,527,856
		$48,221,418

Drugs — 0.5%

	Warner Chilcott Corp.
$8,595,444	Term Loan, 5.72%, Maturing January 18, 2012	$8,681,398
3,970,853	Term Loan, 5.72%, Maturing January 18, 2012	4,010,561
21,331,227	Term Loan, 6.73%, Maturing January 18, 2012	21,544,540
		$34,236,499

Ecological Services and Equipment — 1.0%

	Alderwoods Group, Inc.
$6,194,356	Term Loan, 4.88%, Maturing September 29, 2009	$6,291,143
	Allied Waste Industries, Inc.
9,573,781	Term Loan, 4.87%, Maturing January 15, 2010	9,603,105
25,849,209	Term Loan, 5.14%, Maturing January 15, 2012	25,938,802
	Environmental Systems, Inc.
7,734,882	Term Loan, 6.51%, Maturing December 12, 2008	7,884,746
1,000,000	Term Loan, 13.08%, Maturing December 12, 2010	1,033,750
	IESI Corp.
6,867,647	Term Loan, 5.09%, Maturing January 20, 2012	6,966,369
	Sensus Metering Systems, Inc.
7,243,478	Term Loan, 5.43%, Maturing December 17, 2010	7,315,913
1,086,522	Term Loan, 5.43%, Maturing December 17, 2010	1,097,387
		$66,131,215

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Electronics/Electrical — 2.8%

	AMI Semiconductor, Inc.
$7,825,000	Term Loan, 4.36%, Maturing April 1, 2012	$7,878,797
	Amphenol Corp.
19,288,580	Term Loan, 4.33%, Maturing May 6, 2010	19,556,807
	Cellnet Technology, Inc.
4,015,000	Term Loan, 7.75%, Maturing April 26, 2012	4,015,000
	Communications & Power, Inc.
6,842,205	Term Loan, 5.25%, Maturing July 23, 2010	6,946,980
	Enersys Capital, Inc.
8,437,323	Term Loan, 4.99%, Maturing March 17, 2011	8,590,250
	Fairchild Semiconductor Corp.
10,078,434	Term Loan, 4.69%, Maturing June 19, 2008	10,198,116
7,541,100	Term Loan, 4.69%, Maturing December 31, 2010	7,663,643
	Invensys International Holding
18,670,574	Term Loan, 6.88%, Maturing September 5, 2009	18,962,302
	Memec Group Limited
9,700,000	Term Loan, 5.53%, Maturing June 15, 2009	9,700,000
	Panavision, Inc.
3,186,918	Term Loan, 9.64%, Maturing January 12, 2007	3,260,615
	Rayovac Corp.
26,205,000	Term Loan, 4.86%, Maturing February 1, 2015	26,688,168
	Seagate Technology Holdings
13,824,956	Term Loan, 5.26%, Maturing November 22, 2006	14,092,814
	Securityco, Inc.
7,071,563	Term Loan, 7.00%, Maturing June 28, 2010	7,159,957
	Telcordia Technologies, Inc.
13,355,000	Term Loan, 5.83%, Maturing September 15, 2012	13,296,572
	United Online, Inc.
1,663,458	Term Loan, 5.95%, Maturing December 13, 2008	1,686,331
	Vertafore, Inc.
7,006,188	Term Loan, 5.62%, Maturing December 22, 2010	7,102,523
	Viasystems, Inc.
8,977,500	Term Loan, 4.68%, Maturing September 30, 2009	9,071,019
		$175,869,894

Equipment Leasing — 0.7%

	Ashtead Group, PLC
$5,125,000	Term Loan, 5.31%, Maturing November 12, 2009	$5,198,672
	Maxim Crane Works, L.P.
10,771,556	Term Loan, 5.81%, Maturing January 28, 2010	10,953,326
	United Rentals, Inc.
4,998,149	Term Loan, 3.36%, Maturing February 14, 2011	5,071,562
24,572,114	Term Loan, 5.31%, Maturing February 14, 2011	24,940,696
		$46,164,256

Farming/Agriculture — 0.3%

	Central Garden & Pet Co.
$11,333,973	Term Loan, 4.75%, Maturing May 19, 2009	$11,461,480
	The Scotts Co.
5,549,123	Term Loan, 4.56%, Maturing September 30, 2010	5,622,949
		$17,084,429

Financial Intermediaries — 1.2%

	Coinstar, Inc.
$7,112,697	Term Loan, 5.13%, Maturing July 7, 2011	$7,246,060
	Corrections Corp. of America
5,941,745	Term Loan, 5.09%, Maturing March 31, 2008	5,971,454
	Fidelity National Information Solutions, Inc.
43,456,500	Term Loan, 4.66%, Maturing March 9, 2013	43,347,859
	Refco Group Ltd., LLC
18,578,625	Term Loan, 5.02%, Maturing August 5, 2011	18,764,411
	Wackenhut Corrections Corp.
2,056,789	Term Loan, 5.63%, Maturing July 9, 2009	2,087,641
		$77,417,425

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Food Products — 2.2%

	Acosta Sales Co., Inc.
$8,109,250	Term Loan, 5.48%, Maturing August 13, 2010	$8,220,752
	American Seafoods Holdings, LLC
741,130	Term Loan, 6.09%, Maturing September 30, 2007	744,372
4,797,708	Term Loan, 6.34%, Maturing March 31, 2009	4,874,174
	Atkins Nutritional, Inc.
1,842,539	Term Loan, 8.25%, Maturing November 26, 2009(4)	1,171,855
	Del Monte Corp.
5,500,000	Term Loan, 4.69%, Maturing February 8, 2012	5,583,188
	Doane Pet Care Co.
11,601,650	Term Loan, 6.70%, Maturing November 5, 2009	11,826,432
	Dole Food Company, Inc.
11,562,244	Term Loan, 4.57%, Maturing April 18, 2012	11,663,414
	Herbalife International, Inc.
9,503,688	Term Loan, 4.66%, Maturing December 21, 2010	9,675,942
	Interstate Brands Corp.
1,875,000	Term Loan, 6.95%, Maturing July 19, 2006	1,845,313
1,972,066	Term Loan, 6.82%, Maturing July 19, 2007	1,938,172
6,046,139	Term Loan, 7.22%, Maturing July 19, 2007	5,958,470
	Merisant Co.
13,976,063	Term Loan, 6.44%, Maturing January 11, 2010	14,013,910
	Michael Foods, Inc.
12,829,879	Term Loan, 5.07%, Maturing November 20, 2010	13,022,327
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011	6,386,000
	Nash-Finch Co.
6,300,000	Term Loan, 5.00%, Maturing November 12, 2010	6,402,375
	Pinnacle Foods Holdings Corp.
22,374,000	Term Loan, 6.35%, Maturing November 25, 2010	22,650,185
	Reddy Ice Group, Inc.
2,091,269	Term Loan, 5.56%, Maturing July 31, 2009	2,103,687
9,228,806	Term Loan, 5.56%, Maturing July 31, 2009	9,312,447
		$137,393,015

Food Service — 1.9%

	AFC Enterprises, Inc.
$3,468,468	Term Loan, 7.75%, Maturing May 23, 2007	$3,481,475
481,774	Term Loan, 7.50%, Maturing May 23, 2008	484,183
	Buffets, Inc.
227,273	Term Loan, 6.05%, Maturing June 28, 2009	229,167
11,017,713	Term Loan, 6.27%, Maturing June 28, 2009	11,109,524
	Carrols Corp.
8,408,925	Term Loan, 5.63%, Maturing December 31, 2010	8,554,332
	CKE Restaurants, Inc.
$3,898,253	Term Loan, 4.94%, Maturing July 2, 2010	$3,942,108
	Denny’s, Inc.
8,748,094	Term Loan, 6.33%, Maturing September 21, 2009	8,977,732
	Domino’s, Inc.
71,111	Revolving Loan, 0.67%, Maturing June 25, 2009	69,867
30,424,098	Term Loan, 4.88%, Maturing June 25, 2010	30,931,177
	Gate Gourmet Borrower, LLC
8,252,000	Term Loan, 9.51%, Maturing December 31, 2008	8,092,118
	Jack in the Box, Inc.
12,809,695	Term Loan, 4.85%, Maturing January 8, 2011	13,009,847
	Landry’s Restaurants, Inc.
8,034,863	Term Loan, 4.53%, Maturing December 28, 2010	8,135,298
	Maine Beverage Co., LLC
3,928,571	Term Loan, 4.62%, Maturing June 30, 2010	3,928,571
	Weight Watchers International, Inc.
514,287	Revolving Loan, 1.10%, Maturing March 31, 2009	514,287
12,183,875	Term Loan, 4.65%, Maturing March 31, 2010	12,326,024
4,527,250	Term Loan, 4.65%, Maturing March 31, 2010	4,580,069
		$118,365,779

Food/Drug Retailers — 1.7%

	Cumberland Farms, Inc.
$8,848,775	Term Loan, 5.65%, Maturing September 8, 2008	$8,898,549
	General Nutrition Centers, Inc.
4,435,232	Term Loan, 5.97%, Maturing December 5, 2009	4,488,823
	Giant Eagle, Inc.
5,391,711	Term Loan, 4.77%, Maturing August 6, 2009	5,486,066
14,261,849	Term Loan, 4.94%, Maturing August 6, 2009	14,511,431
	Rite Aid Corp.
18,674,449	Term Loan, 4.73%, Maturing September 22, 2009	18,802,836
	Roundy’s, Inc.
9,889,186	Term Loan, 4.84%, Maturing June 6, 2009	9,981,897
	The Jean Coutu Group (PJC), Inc.
29,806,484	Term Loan, 5.50%, Maturing July 30, 2011	30,297,814
	The Pantry, Inc.
8,395,431	Term Loan, 5.32%, Maturing March 12, 2011	8,542,351
	Winn-Dixie Stores, Inc.
4,550,327	DIP Loan, 1.11%, Maturing February 23, 2007	4,550,327
		$105,560,094

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Forest Products — 1.3%

	Appleton Papers, Inc.
$13,995,198	Term Loan, 5.17%, Maturing June 11, 2010	$14,148,277
	Boise Cascade Holdings, LLC
21,531,299	Term Loan, 4.74%, Maturing October 29, 2010	21,763,061
	Buckeye Technologies, Inc.
10,362,126	Term Loan, 5.04%, Maturing April 15, 2010	10,534,831
	Koch Cellulose, LLC
2,909,025	Term Loan, 4.60%, Maturing May 7, 2011	2,961,751
9,580,027	Term Loan, 5.34%, Maturing May 7, 2011	9,753,665
	RLC Industries Co.
22,356,789	Term Loan, 4.59%, Maturing February 24, 2010	22,468,572
		$81,630,157

Healthcare — 6.2%

	Accredo Health, Inc.
$14,465,311	Term Loan, 4.82%, Maturing April 30, 2011	$14,524,083
	Advanced Medical Optics, Inc.
8,260,144	Term Loan, 4.84%, Maturing June 25, 2009	8,386,632
	Alliance Imaging, Inc.
9,134,603	Term Loan, 5.39%, Maturing December 29, 2011	9,260,204
	AMN Healthcare, Inc.
3,273,485	Term Loan, 6.10%, Maturing October 2, 2008	3,312,358
	AMR HoldCo, Inc.
8,355,000	Term Loan, 5.35%, Maturing February 10, 2012	8,469,881
	Ardent Health Services, Inc.
10,348,000	Term Loan, 5.25%, Maturing August 12, 2011	10,367,403
	Colgate Medical, Ltd.
4,078,526	Term Loan, 5.09%, Maturing December 30, 2008	4,129,507
	Community Health Systems, Inc.
44,516,908	Term Loan, 4.64%, Maturing August 19, 2011	45,068,740
	Concentra Operating Corp.
12,573,241	Term Loan, 5.15%, Maturing June 30, 2009	12,767,083
	Conmed Corp.
5,201,474	Term Loan, 5.02%, Maturing December 31, 2007	5,267,304
	Cross Country Healthcare, Inc.
1,731,102	Term Loan, 6.18%, Maturing June 5, 2009	1,748,413
	DJ Orthopedics, Inc.
11,736,385	Term Loan, 5.38%, Maturing May 15, 2009	11,963,777
	Encore Medical IHC, Inc.
8,048,125	Term Loan, 5.90%, Maturing October 4, 2010	8,163,817
	Envision Worldwide, Inc.
$7,836,667	Term Loan, 8.13%, Maturing September 30, 2010	$7,915,033
	Express Scripts, Inc.
10,593,000	Term Loan, 4.13%, Maturing February 13, 2010	10,718,792
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.91%, Maturing December 18, 2009	2,356,250
1,625,000	Term Loan, 11.91%, Maturing December 18, 2009	1,649,375
1,250,000	Term Loan, 11.85%, Maturing February 7, 2011	1,275,000
	Fisher Scientific International, Inc.
18,214,862	Term Loan, 4.59%, Maturing August 2, 2011	18,397,011
	Hanger Orthopedic Group, Inc.
2,100,000	Revolving Loan, 2.17%, Maturing September 30, 2008	2,063,250
4,686,170	Term Loan, 6.59%, Maturing September 30, 2009	4,744,747
	Healthcare Partners, LLC
4,810,000	Term Loan, 5.30%, Maturing March 2, 2011	4,840,063
	Healthsouth Corp.
9,150,000	Term Loan, 5.52%, Maturing June 14, 2007	9,208,615
2,520,000	Term Loan, 2.85%, Maturing March 21, 2010	2,536,143
	Iasis Healthcare, LLC
12,048,950	Term Loan, 5.37%, Maturing June 16, 2011	12,254,782
	Kinetic Concepts, Inc.
10,782,504	Term Loan, 4.85%, Maturing August 11, 2010	10,954,356
	Knowledge Learning Corp.
27,789,003	Term Loan, 5.56%, Maturing January 7, 2012	28,071,228
	Leiner Health Products, Inc.
8,287,375	Term Loan, 6.38%, Maturing May 27, 2011	8,442,763
	Lifepoint Hospitals, Inc.
25,540,000	Term Loan, 4.58%, Maturing April 15, 2012	25,619,813
	Magellan Health Services, Inc.
3,679,054	Term Loan, 5.03%, Maturing August 15, 2008	3,729,641
5,840,498	Term Loan, 5.26%, Maturing August 15, 2008	5,920,805
	Medcath Holdings Corp.
3,761,550	Term Loan, 5.55%, Maturing June 30, 2011	3,815,622
	National Mentor, Inc.
6,090,647	Term Loan, 5.27%, Maturing September 30, 2011	6,185,813
	Select Medical Holding Corp.
9,950,000	Term Loan, 4.63%, Maturing February 24, 2012	9,936,319
	SFBC International, Inc.
1,689,063	Term Loan, 6.10%, Maturing December 21, 2011	1,705,953
	Sunrise Medical Holdings, Inc.
7,434,148	Term Loan, 6.25%, Maturing May 13, 2010	7,443,441

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Healthcare (continued)

	Sybron Dental Management, Inc.
$6,173,998	Term Loan, 4.85%, Maturing June 6, 2009	$6,207,764
	Talecris Biotherapeutics, Inc.
6,635,000	Term Loan, 6.17%, Maturing March 31, 2010	6,668,175
	Team Health, Inc.
6,427,388	Term Loan, 5.85%, Maturing March 23, 2011	6,443,456
	The Cooper Companies, Inc.
5,500,000	Term Loan, 4.56%, Maturing November 15, 2009	5,572,188
	Triad Hospitals Holdings, Inc.
1,138,086	Term Loan, 5.07%, Maturing September 30, 2006	1,150,415
11,984,254	Term Loan, 5.32%, Maturing September 30, 2008	12,192,109
	Vanguard Health Holding Co., LLC
2,992,500	Term Loan, 6.35%, Maturing September 23, 2005	3,052,350
8,134,137	Term Loan, 6.34%, Maturing September 23, 2011	8,294,282
	Vicar Operating, Inc.
3,524,112	Term Loan, 4.88%, Maturing September 30, 2008	3,576,974
	VWR International, Inc.
9,432,967	Term Loan, 5.65%, Maturing April 7, 2011	9,592,148
		$395,963,878

Home Furnishings — 1.5%

	General Binding Corp.
$1,988,960	Term Loan, 7.44%, Maturing January 15, 2008	$1,992,689
	Interline Brands, Inc.
3,035,869	Term Loan, 5.34%, Maturing December 31, 2010	3,073,818
	Jarden Corp.
22,165,925	Term Loan, 5.09%, Maturing January 24, 2012	22,302,157
	Juno Lighting, Inc.
5,730,423	Term Loan, 5.56%, Maturing November 21, 2010	5,830,706
	Knoll, Inc.
16,167,755	Term Loan, 6.00%, Maturing September 30, 2011	16,379,957
	Oreck Corp.
3,886,500	Term Loan, 5.85%, Maturing February 2, 2012	3,935,081
	Sealy Mattress Co.
250,000	Revolving Loan, 0.34%, Maturing April 6, 2012	245,000
17,435,000	Term Loan, 4.94%, Maturing April 6, 2012	17,536,698
	Simmons Co.
19,445,791	Term Loan, 5.63%, Maturing December 19, 2011	19,761,785
	Termpur-Pedic, Inc.
6,023,814	Term Loan, 5.34%, Maturing June 30, 2009	6,091,582
		$97,149,473

Industrial Equipment — 1.2%

	Alliance Laundry Holdings, LLC
$4,405,500	Term Loan, 5.12%, Maturing January 27, 2012	$4,462,406
	Bucyrus International, Inc.
1,791,736	Term Loan, 5.07%, Maturing July 28, 2010	1,820,851
	Chart Industries, Inc.
3,908,854	Term Loan, 6.63%, Maturing September 15, 2009	3,918,626
	Colfax Corp.
2,043,602	Term Loan, 5.38%, Maturing May 30, 2009	2,067,445
	Douglas Dynamics Holdings, Inc.
4,799,047	Term Loan, 5.02%, Maturing December 16, 2010	4,835,040
	Flowserve Corp.
1,227,665	Term Loan, 5.63%, Maturing June 30, 2007	1,238,407
4,302,463	Term Loan, 5.83%, Maturing June 30, 2009	4,388,512
	Gleason Corp.
3,208,799	Term Loan, 5.85%, Maturing July 27, 2011	3,252,920
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
6,921,474	Term Loan, 4.75%, Maturing December 17, 2010	6,967,620
	Mainline, L.P.
7,971,111	Term Loan, 5.43%, Maturing December 17, 2011	8,070,750
	MTD Products, Inc.
10,452,563	Term Loan, 4.63%, Maturing June 1, 2010	10,504,825
	National Waterworks, Inc.
8,759,139	Term Loan, 5.60%, Maturing November 22, 2009	8,897,823
	SPX Corp.
15,581,613	Term Loan, 5.38%, Maturing September 30, 2009	15,677,050
	Terex Corp.
1,593,087	Term Loan, 4.89%, Maturing June 30, 2009	1,615,656
		$78,482,931

Insurance — 1.1%

	Alliant Resources Group, Inc.
$6,699,375	Term Loan, 6.88%, Maturing August 31, 2011	$6,741,246
	CCC Information Services Group
8,134,007	Term Loan, 5.81%, Maturing August 20, 2010	8,235,682
	Conseco, Inc.
27,470,100	Term Loan, 6.56%, Maturing June 22, 2010	28,008,047

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Insurance (continued)

	Hilb, Rogal & Hobbs Co.
$13,804,307	Term Loan, 5.38%, Maturing June 30, 2007	$14,002,744
	U.S.I. Holdings Corp.
6,862,651	Term Loan, 5.69%, Maturing August 11, 2008	6,899,112
7,765,538	Term Loan, 5.69%, Maturing August 11, 2008	7,806,796
		$71,693,627

Leisure Goods/Activities/Movies — 4.1%

	Alliance Atlantis Communications, Inc.
$6,602,000	Term Loan, 4.76%, Maturing December 31, 2011	$6,641,203
	AMF Bowling Worldwide, Inc.
5,280,009	Term Loan, 6.07%, Maturing August 27, 2009	5,314,662
	Cinemark, Inc.
20,297,481	Term Loan, 4.35%, Maturing March 31, 2011	20,684,412
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 4.01%, Maturing July 30, 2011	29,592,420
	Metro-Goldwyn-Mayer Holdings
67,315,000	Term Loan, 5.38%, Maturing April 8, 2012	67,472,786
	New England Sports Ventures
10,585,000	Term Loan, 4.47%, Maturing February 28, 2005	10,585,000
	Regal Cinemas Corp.
44,549,940	Term Loan, 4.84%, Maturing November 10, 2010	45,257,972
	Six Flags Theme Parks, Inc.
2,019,583	Revolving Loan, 3.35%, Maturing June 30, 2008	1,985,083
25,909,402	Term Loan, 5.38%, Maturing June 30, 2009	26,036,254
	Universal City Development Partners, Ltd.
15,486,187	Term Loan, 4.90%, Maturing June 9, 2011	15,728,159
	WMG Acquisition Corp.
27,019,612	Term Loan, 5.38%, Maturing February 28, 2011	27,272,921
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 5.35%, Maturing June 25, 2007	2,983,129
		$259,554,001

Lodging and Casinos — 3.2%

	Alliance Gaming Corp.
$14,707,364	Term Loan, 5.65%, Maturing September 5, 2009	$14,685,920
	Ameristar Casinos, Inc.
2,998,855	Term Loan, 5.06%, Maturing December 31, 2006	3,048,210
6,489,787	Term Loan, 5.06%, Maturing December 31, 2006	6,599,302
	Argosy Gaming Co.
$12,935,000	Term Loan, 4.85%, Maturing June 30, 2011	$13,037,406
	Aztar Corp.
1,985,000	Term Loan, 5.12%, Maturing July 27, 2009	2,002,369
	Boyd Gaming Corp.
25,283,938	Term Loan, 4.83%, Maturing June 30, 2011	25,623,703
	Choctaw Resort Development Enterprise
4,441,304	Term Loan, 5.35%, Maturing November 4, 2011	4,502,372
	CNL Hospitality Partners, L.P.
6,112,882	Term Loan, 5.39%, Maturing October 13, 2006	6,212,216
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 5.22%, Maturing August 18, 2006	7,700,000
	Globalcash Access, LLC
3,914,385	Term Loan, 5.31%, Maturing March 10, 2010	3,976,773
	Green Valley Ranch Gaming, LLC
1,987,518	Term Loan, 3.10%, Maturing December 31, 2010	2,018,573
	Herbst Gaming, Inc.
3,230,000	Term Loan, 5.62%, Maturing January 31, 2011	3,286,525
	Isle of Capri Casinos, Inc.
15,585,938	Term Loan, 4.61%, Maturing February 4, 2012	15,813,882
	Marina District Finance Co., Inc.
15,710,625	Term Loan, 4.99%, Maturing October 14, 2011	15,913,559
	Pinnacle Entertainment, Inc.
1,380,000	Revolving Loan, 3.40%, Maturing December 18, 2008	1,338,600
6,740,000	Term Loan, 6.07%, Maturing August 27, 2010	6,845,313
	Resorts International Holdings, LLC
7,096,457	Term Loan, 7.25%, Maturing March 24, 2012	7,158,551
	SCG Hotel DLP, L.P.
18,925,000	Term Loan, 4.56%, Maturing April 16, 2006	18,925,000
	Seminole Tribe of Florida
3,100,000	Term Loan, 5.38%, Maturing September 30, 2011	3,111,625
	United Auburn Indian Community
1,310,811	Term Loan, 7.06%, Maturing January 24, 2009	1,317,365
	Venetian Casino Resort, LLC
23,742,099	Term Loan, 4.81%, Maturing June 15, 2011	23,911,261
	Wyndham International, Inc.
5,875,303	Term Loan, 7.69%, Maturing June 30, 2006	5,891,213
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 5.17%, Maturing December 14, 2011	10,900,954
		$203,820,692

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Nonferrous Metals/Minerals — 1.8%

	Compass Minerals Group, Inc.
$1,739,107	Term Loan, 5.60%, Maturing November 28, 2009	$1,762,477
	Foundation Coal Corp.
11,550,000	Term Loan, 5.03%, Maturing July 30, 2011	11,732,871
	ICG, LLC
10,401,375	Term Loan, 5.88%, Maturing November 5, 2010	10,583,399
	International Mill Service, Inc.
15,635,813	Term Loan, 5.57%, Maturing December 31, 2010	15,850,805
3,000,000	Term Loan, 8.82%, Maturing October 26, 2011	3,056,250
	Magnequench, Inc.
9,938,608	Term Loan, 10.41%, Maturing September 30, 2009	10,013,147
1,600,000	Term Loan, 13.91%, Maturing December 31, 2009	1,612,000
	Murray Energy Corp.
5,310,000	Term Loan, 5.94%, Maturing January 28, 2010	5,329,913
	Novelis, Inc.
12,622,700	Term Loan, 4.50%, Maturing January 6, 2012	12,824,954
20,130,896	Term Loan, 4.50%, Maturing January 6, 2012	20,453,453
	Severstal North America, Inc.
2,328,561	Revolving Loan, 1.00%, Maturing April 7, 2007	2,324,195
	Stillwater Mining Co.
1,534,265	Revolving Loan, 1.00%, Maturing June 30, 2007	1,517,004
7,097,731	Term Loan, 6.38%, Maturing June 30, 2007	7,155,400
	Trout Coal Holdings, LLC
10,200,000	Term Loan, 7.25%, Maturing March 23, 2011	10,238,250
		$114,454,118

Oil and Gas — 3.4%

	Beldon & Blake Corp.
$6,611,199	Term Loan, 5.89%, Maturing July 21, 2011	$6,644,255
	Columbia Natural Resources, LLC
36,397,059	Revolving Loan, 4.86%, Maturing January 19, 2010	36,351,563
	Dresser Rand Group, Inc.
7,740,515	Term Loan, 5.35%, Maturing October 29, 2011	7,863,884
	Dresser, Inc.
5,485,881	Term Loan, 5.60%, Maturing March 31, 2007	5,599,027
	Dynegy Holdings, Inc.
17,403,488	Term Loan, 6.87%, Maturing May 28, 2010	17,539,461
	El Paso Corp.
12,382,375	Term Loan, 5.27%, Maturing November 23, 2009	12,466,649
21,202,549	Term Loan, 5.88%, Maturing November 23, 2009	21,380,714
	Getty Petroleum Marketing, Inc.
$13,472,418	Term Loan, 6.35%, Maturing May 19, 2010	$13,741,867
	LB Pacific, L.P.
8,090,000	Term Loan, 6.01%, Maturing March 3, 2012	8,165,844
	Lyondell-Citgo Refining, L.P.
13,617,125	Term Loan, 4.59%, Maturing May 21, 2007	13,829,892
	Magellan Midstream Holdings, L.P.
7,319,794	Term Loan, 5.09%, Maturing December 10, 2011	7,447,891
	Pride Offshore, Inc.
4,034,388	Term Loan, 4.64%, Maturing July 7, 2011	4,099,946
	Semgroup, L.P.
5,106,154	Term Loan, 5.35%, Maturing August 27, 2008	5,162,005
5,874,635	Term Loan, 7.50%, Maturing August 27, 2008	5,938,892
	Sprague Energy Corp.
9,226,929	Revolving Loan, 2.16%, Maturing August 10, 2007	9,203,861
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 4.61%, Maturing April 13, 2009	14,333,126
	Universal Compression, Inc.
8,060,000	Term Loan, 4.85%, Maturing February 15, 2012	8,180,900
	Williams Production RMT Co.
20,023,326	Term Loan, 5.46%, Maturing May 30, 2007	20,373,734
		$218,323,511

Publishing — 6.4%

	Advanstar Communications, Inc.
$1,284,496	Term Loan, 7.57%, Maturing November 17, 2007	$1,293,862
	Advertising Directory Solution
29,871,113	Term Loan, 5.07%, Maturing November 9, 2011	29,989,342
3,591,000	Term Loan, 6.82%, Maturing May 9, 2012	3,674,042
	American Media Operations, Inc.
76,877	Term Loan, 6.13%, Maturing April 1, 2006	76,780
3,205,555	Term Loan, 5.88%, Maturing April 1, 2007	3,259,148
18,219,812	Term Loan, 5.88%, Maturing April 1, 2008	18,530,113
	Ascend Media Holdings, LLC
2,500,000	Term Loan, 5.81%, Maturing January 31, 2012	2,518,750
	CBD Media, LLC
10,162,117	Term Loan, 5.63%, Maturing December 31, 2009	10,312,435
	Dex Media East, LLC
9,006,451	Term Loan, 4.72%, Maturing November 8, 2008	9,132,793
10,166,039	Term Loan, 4.64%, Maturing May 8, 2009	10,329,123

See notes to financial statements

Principal Amount		Borrower/Tranche Description	Value

Publishing (continued)

		Dex Media West, LLC
$7,436,448		Term Loan, 5.04%, Maturing September 9, 2009	$7,545,414
18,197,959		Term Loan, 4.76%, Maturing March 9, 2010	18,482,302
		Freedom Communications
972,000		Term Loan, 3.82%, Maturing May 18, 2011	973,215
24,235,000		Term Loan, 4.60%, Maturing May 18, 2012	24,315,775
		Herald Media, Inc.
3,483,675		Term Loan, 5.56%, Maturing July 22, 2011	3,533,753
748,750		Term Loan, 8.56%, Maturing January 22, 2012	761,853
		Journal Register Co.
32,849,600		Term Loan, 4.67%, Maturing August 12, 2012	33,147,316
		Lamar Media Corp.
8,608,678		Term Loan, 4.19%, Maturing March 7, 2009	8,673,244
23,754,403		Term Loan, 4.62%, Maturing June 30, 2010	24,069,885
		Liberty Group Operating, Inc.
10,135,000		Term Loan, 5.13%, Maturing February 28, 2012	10,289,133
		Medianews Group, Inc.
12,348,885		Term Loan, 4.57%, Maturing August 25, 2010	12,433,783
		Merrill Communications, LLC
16,783,070		Term Loan, 5.56%, Maturing February 9, 2009	17,003,348
		Morris Publishing Group, LLC
4,147,500		Term Loan, 4.63%, Maturing September 30, 2010	4,182,497
6,284,250		Term Loan, 4.88%, Maturing March 31, 2011	6,368,698
		Nebraska Book Co., Inc.
10,419,750		Term Loan, 5.88%, Maturing March 4, 2011	10,572,795
		Newspaper Holdings, Inc.
4,214,545		Revolving Loan, 4.22%, Maturing August 24, 2011	4,200,060
11,628,182		Term Loan, 5.15%, Maturing August 24, 2011	11,657,252
		R.H. Donnelley Corp.
3,621,843		Term Loan, 4.74%, Maturing December 31, 2009	3,663,041
39,259,298		Term Loan, 4.80%, Maturing June 30, 2011	39,803,589
		Source Media, Inc.
11,133,618		Term Loan, 5.34%, Maturing November 8, 2011	11,291,348
		SP Newsprint Co.
8,463,065		Term Loan, 5.83%, Maturing January 9, 2010	8,642,905
4,157,199		Term Loan, 6.06%, Maturing January 9, 2010	4,190,976
		Sun Media Corp.
9,206,067		Term Loan, 5.19%, Maturing February 7, 2009	9,357,580
		Transwestern Publishing Co., LLC
2,110,000		Term Loan, 4.56%, Maturing February 25, 2011	2,119,670
7,685,532		Term Loan, 5.47%, Maturing February 25, 2011	7,720,755
		Weekly Reader Corp.
$4,500,000		Term Loan, 8.06%, Maturing March 29, 2009	$4,508,438
		World Directories ACQI Corp.
3,506,198	EUR	Term Loan, 5.37%, Maturing November 29, 2013	4,572,399
		Xerox Corp.
12,750,000		Term Loan, 4.82%, Maturing September 30, 2008	12,920,761
		Yell Group, PLC
13,000,000		Term Loan, 4.07%, Maturing July 8, 2008	13,027,417
			$409,145,590

Radio and Television — 4.4%

		Adams Outdoor Advertising, L.P.
$16,878,135		Term Loan, 5.15%, Maturing October 15, 2011	$17,136,590
		ALM Media Holdings, Inc.
5,050,020		Term Loan, 5.36%, Maturing March 4, 2010	5,050,020
		Block Communications, Inc.
5,548,623		Term Loan, 5.35%, Maturing November 30, 2009	5,600,641
		CanWest Media, Inc.
12,325,832		Term Loan, 5.04%, Maturing August 15, 2009	12,479,905
		Cumulus Media, Inc.
5,840,709		Term Loan, 4.81%, Maturing March 28, 2009	5,899,117
1,741,250		Term Loan, 4.56%, Maturing March 28, 2010	1,756,486
10,647,948		Term Loan, 4.81%, Maturing March 28, 2010	10,820,977
		DirecTV Holdings, LLC
41,520,000		Term Loan, 4.45%, Maturing April 13, 2013	41,691,270
		Emmis Operating Co.
35,012,250		Term Loan, 4.66%, Maturing November 10, 2011	35,503,402
		Entravision Communications Co.
8,050,000		Term Loan, 4.31%, Maturing February 27, 2012	8,197,581
		Gray Television, Inc.
10,318,427		Term Loan, 4.90%, Maturing December 31, 2010	10,456,002
		NEP Supershooters, L.P.
2,992,500		Term Loan, 6.29%, Maturing February 3, 2011	3,044,869
5,074,500		Term Loan, 6.49%, Maturing February 3, 2011	5,166,475
		Nexstar Broadcasting, Inc.
12,052,514		Term Loan, 4.87%, Maturing October 1, 2012	12,137,882
12,722,486		Term Loan, 4.87%, Maturing October 1, 2012	12,812,599
		PanAmSat Corp.
1,554,834		Term Loan, 5.45%, Maturing August 20, 2010	1,568,792
724,889		Term Loan, 5.45%, Maturing August 20, 2010	735,693
27,189,439		Term Loan, 5.45%, Maturing August 20, 2011	27,594,670

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Radio and Television (continued)

	Radio One, Inc.
$2,971,162	Term Loan, 3.58%, Maturing June 30, 2007	$2,945,164
	Rainbow National Services, LLC
12,700,588	Term Loan, 5.69%, Maturing March 31, 2012	12,892,418
	Raycom National, LLC
16,350,000	Term Loan, 5.13%, Maturing April 6, 2012	16,574,813
	Sinclair Television Group, Inc.
1,922,625	Term Loan, 6.25%, Maturing June 30, 2009	1,933,440
3,239,475	Term Loan, 6.50%, Maturing December 31, 2009	3,272,544
	Spanish Broadcasting System
6,632,708	Term Loan, 6.32%, Maturing October 31, 2009	6,740,490
	Susquehanna Media Co.
16,800,000	Term Loan, 5.21%, Maturing March 31, 2012	16,957,500
		$278,969,340

Rail Industries — 0.6%

	Kansas City Southern Industries, Inc.
$14,335,197	Term Loan, 4.81%, Maturing March 30, 2008	$14,560,977
	Railamerica, Inc.
19,404,170	Term Loan, 4.88%, Maturing September 29, 2011	19,784,162
2,293,784	Term Loan, 4.88%, Maturing September 29, 2011	2,338,703
		$36,683,842

Retailers (Except Food and Drug) — 3.2%

	Advance Stores Company, Inc.
$9,567,451	Term Loan, 4.72%, Maturing September 30, 2010	$9,707,978
11,094,511	Term Loan, 4.78%, Maturing September 30, 2010	11,257,467
	Alimentation Couche-Tard, Inc.
5,510,991	Term Loan, 4.76%, Maturing December 17, 2010	5,597,100
	American Achievement Corp.
8,186,140	Term Loan, 5.25%, Maturing March 25, 2011	8,319,165
	Amscan Holdings, Inc.
7,741,500	Term Loan, 5.66%, Maturing April 30, 2012	7,789,884
	Coinmach Laundry Corp.
16,126,051	Term Loan, 6.04%, Maturing July 25, 2009	16,347,784
	CSK Auto, Inc.
21,334,500	Term Loan, 4.85%, Maturing June 20, 2009	21,574,513
	FTD, Inc.
9,125,529	Term Loan, 5.29%, Maturing February 28, 2011	9,273,819
	Harbor Freight Tools USA, Inc.
$14,915,050	Term Loan, 5.22%, Maturing July 15, 2010	$15,028,777
	Home Interiors & Gifts, Inc.
3,890,377	Term Loan, 8.38%, Maturing March 31, 2011	3,769,775
	Josten’s Corp.
1,446,000	Term Loan, 5.44%, Maturing October 4, 2010	1,460,913
26,996,650	Term Loan, 5.19%, Maturing October 4, 2011	27,421,280
	Musicland Group, Inc.
4,074,245	Revolving Loan, 2.38%, Maturing August 11, 2008	4,084,430
	Oriental Trading Co., Inc.
11,430,289	Term Loan, 5.63%, Maturing August 4, 2010	11,580,311
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.63%, Maturing February 9, 2007	539,219
	Rent-A-Center, Inc.
18,452,636	Term Loan, 4.46%, Maturing June 30, 2010	18,740,958
	Riddell Bell Holdings, Inc.
2,487,500	Term Loan, 5.61%, Maturing September 30, 2011	2,528,959
	Savers, Inc.
3,864,172	Term Loan, 6.58%, Maturing August 4, 2009	3,895,568
	Stewert Enterprises, Inc.
3,794,202	Term Loan, 4.64%, Maturing November 19, 2011	3,844,001
	Travelcenters of Ameria, Inc.
18,069,000	Term Loan, 4.51%, Maturing October 1, 2008	18,283,569
1,000,000	Term Loan, 4.51%, Maturing November 30, 2008	1,011,875
		$202,057,345

Surface Transport — 0.4%

	Horizon Lines, LLC
$5,855,750	Term Loan, 5.62%, Maturing July 7, 2011	$5,889,907
	NFIL Holdings Corp.
2,177,724	Term Loan, 4.08%, Maturing February 27, 2010	2,213,112
5,923,680	Term Loan, 4.91%, Maturing February 27, 2010	6,008,833
	Rural/Metro Operating Co., LLC
606,324	Term Loan, 5.37%, Maturing March 4, 2011	608,218
2,338,676	Term Loan, 5.43%, Maturing March 4, 2011	2,345,985
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 5.53%, Maturing December 10, 2010	10,505,603
		$27,571,658

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Telecommunications — 4.6%

	Alaska Communications Systems Holdings, Inc.
$15,150,000	Term Loan, 5.09%, Maturing February 1, 2012	$15,301,500
	American Tower, L.P.
27,467,438	Term Loan, 5.39%, Maturing August 31, 2011	27,868,709
	Cellular South, Inc.
9,331,987	Term Loan, 4.98%, Maturing May 4, 2011	9,489,465
	Centennial Cellular Operating Co., LLC
17,439,611	Term Loan, 5.45%, Maturing February 9, 2011	17,676,685
	Consolidated Communications, Inc.
1,193,443	Term Loan, 5.31%, Maturing October 14, 2010	1,196,426
14,158,655	Term Loan, 5.45%, Maturing October 14, 2011	14,255,996
	D&E Communications, Inc.
5,745,674	Term Loan, 4.92%, Maturing December 31, 2011	5,788,767
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.17%, Maturing February 8, 2012	22,062,759
	Iowa Telecommunications Service
7,248,000	Term Loan, 5.08%, Maturing November 23, 2011	7,329,540
	Nextel Partners Operation Corp.
16,800,000	Term Loan, 5.44%, Maturing May 31, 2011	17,073,000
	NTelos, Inc.
11,266,763	Term Loan, 5.57%, Maturing February 18, 2011	11,271,461
	Qwest Corp.
36,890,000	Term Loan, 7.39%, Maturing June 4, 2007	38,008,247
	SBA Senior Finance, Inc.
13,224,308	Term Loan, 5.96%, Maturing October 31, 2008	13,488,794
	Spectrasite Communications, Inc.
20,970,443	Term Loan, 4.52%, Maturing May 23, 2012	21,177,966
	Stratos Global Corp.
5,042,000	Term Loan, 5.34%, Maturing December 3, 2010	5,106,603
	Syniverse Holdings, Inc.
4,987,500	Term Loan, 5.01%, Maturing February 15, 2012	5,074,781
	Triton PCS, Inc.
12,306,625	Term Loan, 6.32%, Maturing November 18, 2009	12,469,688
	USA Mobility, Inc.
1,223,953	Term Loan, 5.47%, Maturing November 16, 2006	1,233,133
	Valor Telecom Enterprise, LLC
15,043,000	Term Loan, 5.07%, Maturing February 14, 2012	15,231,037
	Westcom Corp.
$4,971,055	Term Loan, 5.72%, Maturing December 17, 2010	$5,008,338
	Western Wireless Corp.
24,818,719	Term Loan, 6.01%, Maturing May 31, 2011	24,960,905
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(2)(4)	46,212
		$291,120,012

Utilities — 2.4%

	Allegheny Energy Supply Co., LLC
$18,908,452	Term Loan, 5.11%, Maturing October 28, 2011	$19,092,809
	Cogentrix Deleware Holdings, Inc.
12,650,000	Term Loan, 4.71%, Maturing April 14, 2012	12,694,275
	Coleto Creek WLE, L.P.
6,157,999	Term Loan, 5.31%, Maturing June 30, 2011	6,265,764
1,500,000	Term Loan, 5.31%, Maturing June 30, 2012	1,529,063
	KGen, LLC
5,830,000	Term Loan, 5.64%, Maturing August 5, 2011	5,713,400
	Northwestern Corp.
2,803,125	Term Loan, 4.61%, Maturing November 1, 2011	2,845,755
	NRG Energy, Inc.
11,971,890	Term Loan, 4.33%, Maturing December 24, 2011	12,123,035
15,527,968	Term Loan, 5.25%, Maturing December 24, 2011	15,724,008
	Pike Electric, Inc.
5,130,667	Term Loan, 5.19%, Maturing July 1, 2012	5,207,627
10,092,002	Term Loan, 5.19%, Maturing July 1, 2012	10,246,541
	Plains Resources, Inc.
7,259,037	Term Loan, 4.87%, Maturing July 23, 2010	7,361,121
	Reliant Energy, Inc.
15,765,488	Term Loan, 6.04%, Maturing December 22, 2010	15,785,194
	Texas Genco, LLC
24,037,506	Term Loan, 5.01%, Maturing December 14, 2011	24,252,834
11,889,310	Term Loan, 5.06%, Maturing December 14, 2011	11,995,815
		$150,837,241

Total Senior, Floating Rate Interests (identified cost $5,629,920,201)		$5,663,996,995

See notes to financial statements

Corporate Bonds & Notes — 1.2%

Principal Amount (000’s omitted)	Security	Value

Financial Intermediaries — 0.3%

	Alzette, Variable Rate
$1,180	8.691%, 12/15/20(5)	$1,180,000
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	4.82%, 2/24/19(5)	1,140,000
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	5.315%, 4/15/19(5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	4.941%, 1/15/19(5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	5.224%, 8/11/16(5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(5)	1,509,375
	General Motors Acceptance Corp., Variable Rate
4,620	4.395%, 10/20/05	4,610,635
1,165	3.695%, 5/18/06	1,142,203
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.337%, 3/21/17(5)	1,500,000
		$16,582,213

Publishing — 0.1%

	Advanstar Communications, Inc., Variable Rate
$5,910	10.294%, 8/15/08	$6,220,274
		$6,220,274

Radio and Television — 0.3%

	Echostar DBS Corp., Sr. Notes
$5,000	6.35%, 10/01/08	$5,137,500
	Paxson Communications Corp., Variable Rate
15,250	5.891%, 1/15/10(5)	15,173,750
		$20,311,250
Real Estate — 0.2%

	Assemblies of God, Variable Rate
$13,290	4.94%, 6/15/29(5)	$13,290,113
		$13,290,113

Telecommunications — 0.3%

	Rogers Wireless, Inc., Variable Rate
$6,589	6.135%, 12/15/10	$6,803,143
	Rural Cellular Corp., Variable Rate
11,000	7.51%, 3/15/10	11,165,000
		$17,968,143

Total Corporate Bonds & Notes (identified cost $73,834,039)		$74,371,993

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International(3)	$555,166
25	Knowledge Universe, Inc.(2)(3)(6)	39,956
86,020	Maxim Crane Works Holdings(3)	1,827,916
58,254	Thermadyne Holdings Corp.(3)	722,350

Total Common Stocks (identified cost, $3,186,578)		$3,145,388

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International(2)(3)(6)	$7,983

Total Preferred Stocks (identified cost, $17,500)
		$7,983

Closed - End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,000

Total Closed-End Investment Companies (identified cost, $72,148)		$73,000

See notes to financial statements

Commercial Paper — 8.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$67,573,000	05/02/05	Abbey National North America LLC	2.79%	$67,567,763
70,442,000	05/09/05	Barton Capital Corp.(7)	2.85%	70,397,387
34,783,000	05/19/05	Ciesco, LLC(7)	2.87%	34,733,087
15,821,000	05/11/05	Cortez Capital Corp.(7)	2.85%	15,808,476
126,886,000	05/02/05	General Electric Capital Corp.	2.94%	126,875,637
43,626,000	05/16/05	Kitty Hawk Funding Corp.(7)	2.91%	43,573,103
21,751,000	05/12/05	National Rural Utilities Corp.	2.85%	21,732,059
18,101,000	05/02/05	Prudential Funding, LLC	2.90%	18,099,542
50,115,000	05/05/05	Ranger Funding Co., LLC(7)	2.84%	50,099,186
34,865,000	05/02/05	Societe Generale N.A.	2.89%	34,862,201
25,890,000	05/09/05	Yorktown Capital, LLC(7)	2.84%	25,873,660

Total Commercial Paper (at amortized cost $509,622,101)				$509,622,101

Short - Term Investments — 0.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,493	05/02/05	Investors Bank and Trust Company Time Deposit	2.96%	$2,000,493

Total Short-Term Investments (at amortized cost $2,000,493)				$2,000,493

Total Investments — 98.2% (identified cost $6,218,653,060)				$6,253,217,953

Other Assets, Less Liabilities — 1.8%				$112,550,540

Net Assets — 100.0%				$6,365,768,493

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $221,691,002 as of April 30, 2005.

EUR = Euro Currency

(1)          Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)          Non-income producing security.

(4)          Defaulted security.

(5)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $65,887,908 or 1.0% of the Portfolio’s net assets.

(6)          Restricted security.

(7)          A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $6,218,653,060)	$6,253,217,953
Cash	59,898,022
Receivable for investments sold	146,708
Receivable for open swap contracts	478,839
Interest receivable	22,881,002
Cash collateral segregated to cover open swap contracts	35,500,000
Prepaid expenses	624,687
Total assets	$6,372,747,211

Liabilities
Payable for investments purchased	$6,759,561
Payable to affiliate for Trustees’ fees	2,011
Payable for open forward foreign currency contracts	2,918
Accrued expenses	214,228
Total liabilities	$6,978,718
Net Assets applicable to investors’ interest in Portfolio	$6,365,768,493

Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,330,908,479
Net unrealized appreciation (computed on the basis of identified cost)	34,860,014
Total	$6,365,768,493

Statement of Operations

For the Six Months Ended April 30, 2005

Investment Income
Interest	$137,083,864
Total investment income	$137,083,864

Expenses
Investment adviser fee	$14,900,004
Trustees’ fees and expenses	12,068
Custodian fee	426,158
Legal and accounting services	221,631
Miscellaneous	258,755
Total expenses	$15,818,616

Deduct —
Reduction of custodian fee	$11,853
Total expense reductions	$11,853

Net expenses	$15,806,763

Net investment income	$121,277,101

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(4,140,780)
Swap contracts	318,645
Net realized loss	$(3,822,135)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$5,885,595
Swap contracts	393,634
Foreign currency and forward foreign currency exchange contracts	107
Net change in unrealized appreciation (depreciation)	$6,279,336

Net realized and unrealized gain	$2,457,201

Net increase in net assets from operations	$123,734,302

See notes to financial statements

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations —
Net investment income	$121,277,101	$124,003,812
Net realized loss from investment transactions, and swap contracts	(3,822,135)	(6,500,801)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward currency exchange contracts	6,279,336	25,631,911
Net increase in net assets from operations	$123,734,302	$143,134,922
Capital transactions —
Contributions	$1,788,333,210	$4,091,382,871
Withdrawals	(935,937,320)	(1,062,753,539)
Net increase in net assets from capital transactions	$852,395,890	$3,028,629,332
Net increase in net assets	$976,130,192	$3,171,764,254

Net Assets
At beginning of period	$5,389,638,301	$2,217,874,047
At end of period	$6,365,768,493	$5,389,638,301

See notes to financial statements

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
Ratios/Supplemental Data†	(Unaudited)		2004	2003	2002	2001	2000(1)
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net expenses after custodian fee reduction	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net investment income	4.18	%(2)	3.27%	4.05%	4.72%	6.45%	8.49	%(2)
Portfolio Turnover	32%		67%	64%	76%	52%	3%
Total Return(3)	2.20%		3.93%	6.91%	2.19%	—	—
Net assets, end of period (000’s omitted)	$6,365,768		$5,389,638	$2,217,874	$1,326,128	$1,387,728	$145,896

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%	0.79	%(2)
Expenses after custodian fee reduction	0.61%	0.79	%(2)
Net investment income	6.41%	7.74	%(2)

(1) For the period from start of business, September 5, 2000, to October 31, 2000.

(2) Annualized.

(3) Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 67.5%, 26.8% and 2.2% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Portfolio’s investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund’s investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower’s debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Fees associated with amendments are paid/recognized immediately.

C Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

E Interest Rate Swaps — The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

F Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreedupon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract. When the Portfolio is the seller of a credit default swap contract, it receives a stream of payments, but is obligated to pay par value of the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G Expense Reduction — Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio’s custodian fees are reported as a reduction of total expenses in the Statement of Operations.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Other — Investment transactions are accounted for on a trade date basis.

K Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the fee was equivalent to 0.514% (annualized) of the Portfolio’s average net assets for such period and amounted to $14,900,004.

Except as to Trustees of the Portfolio who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2005 aggregated $2,846,148,861, $1,481,111,902 and $198,796,378, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank’s base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.09% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2005, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,218,653,060
Gross unrealized appreciation	$41,396,112
Gross unrealized depreciation	(6,831,219)
Net unrealized appreciation	$34,564,893

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales
Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
5/31/05	Euro	United States Dollar
	3,570,581	4,609,941	(2,918)
$(2,918)

Credit Default Swaps

			Net
			Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)

4,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(99,636)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(35,718)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	(3,343)

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	329,598

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flag Theme Parks.	$68,479

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	14,100

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	12,098

3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	9,436

7  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$39,956
			$25,000	$39,956
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$7,983
			$17,500	$7,983
			$42,500	$47,939

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is a fund of funds that invests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (together, the “Portfolios”), for which Boston Management and Research serves as investment adviser. The investment advisory agreements between the investment adviser and the Portfolios each provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements between the Portfolios and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•   An independent report comparing the advisory fees of each Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management’s (“Eaton Vance”) results and financial condition and the overall organization of the investment adviser;

•   The procedures and processes used to determine the fair value of Fund assets, including, in particular, the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•   Eaton Vance’s management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•   The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

The Special Committee also considered the investment adviser’s portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser’s experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio’s investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. In addition, for High Income Portfolio, the Special Committee considered the investment adviser’s high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers’ financial resources, operating history and sensitivity to economic conditions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolios and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolios.

In its review of comparative information with respect to the Fund’s investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund’s expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser’s profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with each Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2005

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate & High Income Fund

Officers

Thomas E. Faust Jr.

President

William H. Ahern, Jr.

Vice President

Thomas J. Fetter

Vice President

Michael R. Mach

Vice President

Robert B. MacIntosh

Vice President

Duncan W. Richardson

Vice President

Walter A. Row, III

Vice President

Judith A. Saryan

Vice President

Susan Schiff

Vice President

James L. O’Connor

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

Floating Rate Portfolio

Officers

Payson F. Swaffield

President

Scott H. Page

Vice President and

Portfolio Manager

Barbara E. Campbell

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio

Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter

Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate & High Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

811-6/05	FRHSRC

Semiannual Report April 30, 2005

EATON VANCE
GOVERNMENT
OBLIGATIONS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. The Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Government Obligations Fund as of April 30, 2005

INVESTMENT UPDATE

Susan Schiff
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 1.60% during the six months ended April 30, 2005.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.77 on April 30, 2005 from $8.97 on October 31, 2004, and the reinvestment of $0.340 in dividends.

•                  The Fund’s Class B shares had a total return of 1.06% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $7.56 on April 30, 2005 from $7.74 on October 31, 2004, and the reinvestment of $0.260 in dividends.

•                  The Fund’s Class C shares had a total return of 0.94% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $7.55 on April 30, 2005 from $7.73 on October 31, 2004, and the reinvestment of $0.250 in dividends.

•                  In comparison, the Lehman Intermediate Government Bond Index – a broad-based, unmanaged market index of intermediate-maturity U.S. Government bonds – had a total return of 0.09% during the six months ended April 30, 2005.(2) The Fund’s outperformance was the result of its overweighting in seasoned mortgage-backed securities and a significant spread tightening within that segment of the market. For comparison with the Fund’s peer group, the Lipper Short/Intermediate U.S. Government Bond Fund Classification had an average total return of 0.05% during the same period.(2)

Recent Fund Developments

•                  The Portfolio’s main investment focus remained on the seasoned segment of the mortgage-backed securities (MBS) market. Five-year Treasury yields rose 58 basis points (0.58%) during the six-month period, a reaction, in part, to the Federal Reserve’s continued campaign to raise short-term rates and fight inflation. The Fed raised its Federal Funds rate – a key short-term interest rate benchmark – on seven occasions from June 2004 though April 2005.

•                    Prepayment rates for the Portfolio’s seasoned MBS declined significantly over the course of the year, falling to around 20% by April 30, 2005 from around 25% at the end of October 2004 and dramatically below their peak of around 50% in 2003. Mortgage rates did not rise appreciably during the period. However, amid the Fed tightening, mortgage refinancing was less attractive to homebuyers. As a result, seasoned MBS fared quite well. Yield spreads on the Portfolio’s seasoned MBS tightened by approximately 100 basis points (1.00%), offsetting some of the rise in rates, and contributing to the outperformance of MBS over Treasuries. MBS spreads were around 185 basis points (1.85%) at October 31, 2004.

•                  The Portfolio’s duration was 3.0 years at April 30, 2005, up only slightly from October 31, 2004. Duration is an indicator of price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument shall normally have less exposure to interest rate risk than longer duration instruments.

•                  The Portfolio also had small investments in U.S. Treasury obligations, holdings that represented high quality and very high liquidity.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index or Classification. The Index’s and Classification’s total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

2

Eaton Vance Government Obligations Fund as of April 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.42%	2.55%	2. 42%
Five Years	5.51	4.71	4.66
Ten Years	5.48	4.71	4.60
Life of Fund†	7.49	4.36	4.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.54%	-2.26%	1.46%
Five Years	4.48	4.40	4.66
Ten Years	4.97	4.71	4.60
Life of Fund†	7.23	4.36	4.23

†Inception dates: Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Diversification by Sectors(2)

(2)          Sectors are shown as a percentage of the market value of the Portfolio’s total investments as of April 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Government Obligations Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Government Obligations Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,016.00	$5.90
Class B	$1,000.00	$1,010.60	$9.62
Class C	$1,000.00	$1,009.40	$9.62

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.90	$5.91
Class B	$1,000.00	$1,015.20	$9.64
Class C	$1,000.00	$1,015.20	$9.64

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A shares, 1.93% for Class B shares and 1.93% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Government Obligations Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Government Obligations Portfolio, at value (identified cost, $854,795,026)	$855,603,120
Receivable for Fund shares sold	1,171,896
Total assets	$856,775,016
Liabilities
Payable for Fund shares redeemed	$2,223,940
Dividends payable	2,015,925
Payable to affiliate for distribution and service fees	154,488
Payable to affiliate for Trustees' fees	217
Accrued expenses	221,912
Total liabilities	$4,616,482
Net Assets	$852,158,534
Sources of Net Assets
Paid-in capital	$1,062,790,231
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(196,248,471)
Accumulated distributions in excess of net investment income	(15,191,320)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	808,094
Total	$852,158,534
Class A Shares
Net Assets	$303,920,639
Shares Outstanding	34,663,049
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.77
Maximum Offering Price Per Share (100 ÷ 95.25 of $8.77)	$9.21
Class B Shares
Net Assets	$329,754,061
Shares Outstanding	43,603,681
Net Asset Value, Offering Price and Redemption Price Per Share (Note 7) (net assets ÷ shares of beneficial interest outstanding)	$7.56
Class C Shares
Net Assets	$218,483,834
Shares Outstanding	28,922,337
Net Asset Value, Offering Price and Redemption Price Per Share (Note 7) (net assets ÷ shares of beneficial interest outstanding)	$7.55
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest allocated from Portfolio	$20,475,137
Security lending income allocated from Portfolio	2,230,849
Expenses allocated from Portfolio	(3,544,225)
Net investment income from Portfolio	$19,161,761
Expenses
Trustees' fees and expenses	$1,286
Distribution and service fees Class A	398,748
Class B	1,778,896
Class C	1,192,124
Transfer and dividend disbursing agent fees	491,743
Printing and postage	82,220
Legal and accounting services	30,342
Custodian fee	20,575
Registration fees	6,027
Miscellaneous	43,516
Total expenses	$4,045,477
Net investment income	$15,116,284
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$664,654
Financial futures contracts	142,323
Net realized gain	$806,977
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(9,020,287)
Financial futures contracts	1,070,437
Net change in unrealized appreciation (depreciation)	$(7,949,850)
Net realized and unrealized loss	$(7,142,873)
Net increase in net assets from operations	$7,973,411

See notes to financial statements

5

Eaton Vance Government Obligations Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations - Net investment income	$15,116,284	$27,275,388	$23,602,159
Net realized gain (loss) from investment transactions and financial futures contracts	806,977	(5,978,757)	(6,833,832)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,949,850)	(5,134,128)	(32,650,257)
Net increase (decrease) in net assets from operations	$7,973,411	$16,162,503	$(15,881,930)
Distributions to shareholders - From net investment income Class A	$(11,417,734)	$(22,877,236)	$(34,620,580)
Class B	(11,276,781)	(23,337,831)	(36,850,819)
Class C	(7,584,396)	(17,455,753)	(31,409,859)
Tax return of capital Class A			$(251,788)
Class B			(267,683)
Class C			(228,475)
Total distributions to shareholders	$(30,278,911)	$(63,670,820)	$(103,629,204)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$23,323,867	$59,326,321	$340,265,998
Class B	7,644,141	24,182,938	237,654,294
Class C	19,040,454	27,483,957	310,242,531
Net asset value of shares issued to shareholders in payment of distributions declared Class A	6,923,802	12,940,413	19,628,532
Class B	6,519,879	12,330,542	18,519,333
Class C	3,990,882	8,955,280	16,268,812
Cost of shares redeemed Class A	(75,044,601)	(170,491,093)	(362,386,019)
Class B	(64,216,229)	(150,428,848)	(239,728,258)
Class C	(70,636,633)	(187,801,480)	(323,939,061)
Net asset value of shares exchanged Class A	2,427,002	33,395,407
Class B	(2,427,002)	(33,395,407)
Net increase (decrease) in net assets from Fund share transactions	$(142,454,438)	$(363,501,970)	$16,526,162
Net decrease in net assets	$(164,759,938)	$(411,010,287)	$(102,984,972)
Net Assets
At beginning of period	$1,016,918,472	$1,427,928,759	$1,530,913,731
At end of period	$852,158,534	$1,016,918,472	$1,427,928,759
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(15,191,320)	$(28,693)	$(3,463,671)

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

6

Eaton Vance Government Obligations Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30,2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31,2004(1)(2)		2003(1)	2002(1)		2001(1)(3)	2000(1)	1999(1)
Net asset value - Beginning of period	$8.970		$9.330		$10.000	$9.950		$9.810	$9.700	$10.400
Income (loss) from operations
Net investment income	$0.166		$0.249		$0.184	$0.401		$0.549	$0.717	$0.745
Net realized and unrealized gain (loss)	(0.058)		(0.076)		(0.214)	0.350		0.311	0.127	(0.689)
Total income (loss) from operations	$0.108		$0.173		$(0.030)	$0.751		$0.860	$0.844	$0.056
Less distributions
From net investment income	$(0.308)		$(0.533)		$(0.635)	$(0.674)		$(0.720)	$(0.718)	$(0.743)
From tax return of capital	-		-		(0.005)	(0.027)		-	(0.016)	(0.013)
Total distributions	$(0.308)		$(0.533)		$(0.640)	$(0.701)		$(0.720)	$(0.734)	$(0.756)
Net asset value - End of period	$8.770		$8.970		$9.330	$10.000		$9.950	$9.810	$9.700
Total Return(4)	1.60	%(5)	1.91%		(0.35)%	7.84%		9.06%	9.12%	0.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$303,921		$354,083		$435,022	$474,595		$291,249	$183,657	$195,162
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.18	%(8)	1.13	%(7)	1.06%	1.11%		1.25%	1.21%	1.23%
Expenses after custodian fee reduction(6)	1.18	%(8)	1.13	%(7)	1.06%	1.11%		1.25%	1.21%	1.23%
Interest expense(6)	0.00	%(7)(8)	0.00	%(6)(7)	0.01%	0.00	%(7)	0.02%	0.02%	0.02%
Net investment income	3.80	%(8)	3.27	%(7)	1.90%	4.03%		5.50%	7.44%	7.43%
Portfolio Turnover of the Portfolio	2%		5%		67%	41%		21%	22%	18%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease if $0.161 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.32% due to the change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements

7

Eaton Vance Government Obligations Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30,2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31,2004(1)(2)		2003(1)	2002(1)		2001(1)(3)	2000(1)	1999(1)
Net asset value - Beginning of period	$7.740		$8.040		$8.610	$8.570		$8.450	$8.350	$8.950
Income (loss) from operations
Net investment income	$0.115		$0.166		$0.096	$0.282		$0.409	$0.557	$0.576
Net realized and unrealized gain (loss)	(0.060)		(0.060)		(0.179)	0.297		0.266	0.109	(0.594)
Total income (loss) from operations	$0.055		$0.106		$(0.083)	$0.579		$0.675	$0.666	$(0.018)
Less distributions
From net investment income	$(0.235)		$(0.406)		$(0.483)	$(0.512)		$(0.555)	$(0.550)	$(0.569)
From tax return of capital	-		-		(0.004)	(0.027)		-	(0.016)	(0.013)
Total distributions	$(0.235)		$(0.406)		$(0.487)	$(0.539)		$(0.555)	$(0.566)	$(0.582)
Net asset value - End of period	$7.560		$7.740		$8.040	$8.610		$8.570	$8.450	$8.350
Total Return(4)	1.06	%(5)	1.35%		(1.03)%	7.00%		8.23%	8.33%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$329,754		$390,836		$555,947	$583,804		$240,472	$120,557	$116,913
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.93	%(8)	1.88	%(7)	1.81%	1.86%		1.99%	1.95%	1.98%
Expenses after custodian fee reduction(6)	1.93	%(8)	1.88	%(7)	1.81%	1.86%		1.99%	1.95%	1.98%
Interest expense(6)	0.00	%(7)(8)	0.00	%(6)(7)	0.01%	0.00	%(7)	0.02%	0.02%	0.02%
Net investment income	3.05	%(8)	2.52	%(7)	1.15%	3.29%		4.75%	6.72%	6.68%
Portfolio Turnover of the Portfolio	2%		5%		67%	41%		21%	22%	18%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.138 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return in not computed on an annualized basis.

(5)  Total return reflects an increase of 0.28% due to the change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements

8

Eaton Vance Government Obligations Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30,2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31,2004(1)(2)		2003(1)	2002(1)		2001(1)(3)	2000(1)	1999(1)
Net asset value - Beginning of period	$7.730		$8.040		$8.610	$8.570		$8.450	$8.360	$8.960
Income (loss) from operations
Net investment income	$0.115		$0.166		$0.096	$0.282		$0.392	$0.551	$0.576
Net realized and unrealized gain (loss)	(0.060)		(0.070)		(0.179)	0.297		0.283	0.105	(0.594)
Total income (loss) from operations	$0.055		$0.096		$(0.083)	$0.579		$0.675	$0.656	$(0.018)
Less distributions
From net investment income	$(0.235)		$(0.406)		$(0.483)	$(0.512)		$(0.555)	$(0.550)	$(0.569)
From tax return of capital	-		-		(0.004)	(0.027)		-	(0.016)	(0.013)
Total distributions	$(0.235)		$(0.406)		$(0.487)	$(0.539)		$(0.555)	$(0.566)	$(0.582)
Net asset value - End of period	$7.550		$7.730		$8.040	$8.610		$8.570	$8.450	$8.360
Total Return(4)	0.94	%(5)	1.22%		(1.02)%	6.99%		8.18%	8.19%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$218,484		$272,000		$436,960	$472,515		$133,176	$32,837	$30,833
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.93	%(8)	1.88	%(8)	1.81%	1.85%		1.99%	2.04%	1.98%
Expenses after custodian fee reduction(6)	1.93	%(8)	1.88	%(8)	1.81%	1.85%		1.99%	2.04%	1.98%
Interest expense(6)	0.00	%(7)(8)	0.00	%(7)(8)	0.01%	0.00	%(7)	0.02%	0.02%	0.02%
Net investment income	3.06	%(8)	2.52	%(8)	1.15%	3.29%		4.55%	6.64%	6.67%
Portfolio Turnover of the Portfolio	2%		5%		67%	41%		21%	22%	18%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.139 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.12% due to the change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements

9

Eaton Vance Government Obligations Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Effective August 1, 2003, the Fund began offering Class R shares although none were issued as of April 30, 2005. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (92.9% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $195,282,636 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax or excise tax. Such capital loss carryovers will expire on October 31, 2005 ($4,786,337), October 31, 2006 ($3,525,680), October 31, 2007 ($16,400,527), October 31, 2008 ($4,071,870), October 31, 2010 ($21,056,795), October 31, 2011 ($78,339,789), and October 31, 2012 ($67,101,638).

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2005, there were no credits earned by the Fund.

E  Other - Investment transactions are accounted for on a trade-date basis.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

10

Eaton Vance Government Obligations Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities, expired capital loss carryforwards, futures transactions, mixed straddle adjustments and premium amortization.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	2,649,892	6,371,126	34,711,549
Issued to shareholders electing to receive payments of distributions in Fund shares	785,894	1,417,267	2,030,568
Redemptions	(8,508,615)	(18,619,533)	(37,601,087)
Exchange to Class XYZ shares	275,932	3,689,501
Net decrease	(4,796,897)	(7,141,639)	(858,970)
Class B	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	1,005,622	3,067,546	28,099,509
Issued to shareholders electing to receive payments of distributions in Fund shares	858,268	1,565,493	2,223,770
Redemptions	(8,457,770)	(18,961,798)	(28,980,488)
Exchange to Class XYZ shares	(319,507)	(4,264,548)
Net decrease	(6,913,387)	(18,593,307)	1,342,791
Class C	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	2,512,913	3,480,694	36,700,073
Issued to shareholders electing to receive payments of distributions in Fund shares	526,069	1,137,242	1,955,754
Redemptions	(9,311,628)	(23,799,107)	(39,180,872)
Net decrease	(6,272,646)	(19,181,171)	(525,045)

(1)  For the ten-month period ended October 31, 2004.

4  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2005 aggregated $50,316,277, and $228,459,573, respectively.

11

Eaton Vance Government Obligations Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $39,010 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $22,258 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

6  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,334,172 and $894,093 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $17,044,000 and $53,422,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2005 amounted to $398,748, $444,724 and $298,031 for Class A, Class B, and Class C shares, respectively.

7  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $2,000, $952,000, and $18,000 of CDSC paid by shareholders for Class A shares, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2005.

8  Fiscal Year End Change

Effective October 15, 2004 the Fund changed its fiscal year-end to October 31, 2004.

12

Eaton Vance Government Obligations Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	97,081,458	866,820
James B. Hawkes	97,075,734	872,543
Samuel L. Hayes, III	97,096,161	852,117
William H. Park	97,125,515	822,762
Ronald A. Pearlman	97,098,032	850,246
Norton H. Reamer	97,096,872	851,406
Lynn A. Stout	97,098,913	849,365
Ralph F. Verni	97,070,497	877,781

Each nominee was also elected a Trustee of the Portfolio.

13

Government Obligations Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs - 119.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$9	$8,765
6.00%, with various maturities to 2026	1,872	1,939,052
6.25%, with maturity at 2008	4	3,882
6.50%, with various maturities to 2024	38,864	40,774,353
6.87%, with maturity at 2024	849	903,748
7.00%, with various maturities to 2026	29,182	31,055,052
7.09%, with maturity at 2023	2,386	2,553,379
7.25%, with maturity at 2022	3,650	3,921,952
7.31%, with maturity at 2027	956	1,024,897
7.50%, with various maturities to 2028	15,295	16,500,909
7.63%, with maturity at 2019	1,554	1,680,166
7.75%, with various maturities to 2018	123	131,077
7.78%, with maturity at 2022	405	440,991
7.85%, with maturity at 2020	1,356	1,476,834
8.00%, with various maturities to 2028	46,475	50,226,555
8.13%, with maturity at 2019	2,457	2,691,699
8.15%, with various maturities to 2021	935	1,010,823
8.25%, with various maturities to 2017	1,599	1,678,613
8.50%, with various maturities to 2027	18,266	19,950,336
8.75%, with various maturities to 2016	1,152	1,201,044
9.00%, with various maturities to 2027	36,865	41,032,791
9.25%, with various maturities to 2017	2,163	2,324,585
9.50%, with various maturities to 2026	10,739	12,038,931
9.75%, with various maturities to 2018	776	828,264
10.00%, with various maturities to 2025	11,779	13,468,813
10.50%, with various maturities to 2021	6,835	7,918,869
10.75%, with maturity at 2011	278	302,035
11.00%, with various maturities to 2021	10,383	12,017,163
11.25%, with maturity at 2014	244	271,293
11.50%, with various maturities to 2017	953	1,091,973
11.75%, with maturity at 2011	163	181,498
12.00%, with various maturities to 2019	2,026	2,386,149
12.25%, with various maturities to 2019	225	260,047
12.50%, with various maturities to 2019	4,353	5,094,411
12.75%, with various maturities to 2015	54	64,319
13.00%, with various maturities to 2019	630	753,332
13.25%, with various maturities to 2019	79	94,707
13.50%, with various maturities to 2019	1,112	1,306,447
14.00%, with various maturities to 2016	254	303,102
14.50%, with various maturities to 2014	27	33,482
14.75%, with maturity at 2010	72	82,689
15.00%, with various maturities to 2013	495	601,279
15.25%, with maturity at 2012	30	36,960
15.50%, with maturity at 2011	11	13,318
16.00%, with maturity at 2012	37	45,629
16.25%, with various maturities to 2012	20	24,608
		$281,750,821

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$6	$6,008
3.567%, with maturity at 2036(1)	5,607	5,699,749
4.15%, with maturity at 2036(1)	2,246	2,293,428
5.25%, with maturity at 2006	4	4,281
5.50%, with maturity at 2006	2	2,307
6.00%, with various maturities to 2024	1,565	1,615,768
6.50%, with various maturities to 2026(2)	128,374	134,712,483
7.00%, with various maturities to 2029	65,256	69,518,066
7.25%, with various maturities to 2023	395	416,161
7.50%, with various maturities to 2029	32,281	34,574,668
7.75%, with maturity at 2008	68	70,289
7.875%, with maturity at 2021	2,202	2,404,718
7.979%, with maturity at 2030	211	229,791
8.00%, with various maturities to 2027	38,770	42,199,801
8.25%, with various maturities to 2025	2,139	2,286,016
8.33%, with maturity at 2020	1,115	1,228,342
8.50%, with various maturities to 2027	19,551	21,380,869
8.679%, with maturity at 2021	903	995,240
8.75%, with various maturities to 2017	1,289	1,356,880
8.91%, with maturity at 2010	344	366,963
9.00%, with various maturities to 2030	8,249	9,017,240
9.125%, with maturity at 2011	217	234,208
9.25%, with various maturities to 2016	394	420,926
9.50%, with various maturities to 2030	10,109	11,272,025
9.75%, with maturity at 2019	78	89,430
9.851%, with maturity at 2021	286	324,768
9.892%, with maturity at 2025	212	240,263
10.00%, with various maturities to 2027	9,433	10,761,386
10.151%, with maturity at 2021	213	245,740
10.153%, with maturity at 2023	370	427,959
10.388%, with maturity at 2020	334	379,484
10.406%, with maturity at 2021	435	502,016
10.50%, with various maturities to 2025	2,942	3,355,953
10.646%, with maturity at 2025	229	264,714
11.00%, with various maturities to 2025	4,779	5,506,320
11.243%, with maturity at 2019	264	307,865
11.50%, with various maturities to 2020	3,241	3,740,743
11.591%, with maturity at 2018	618	717,618
11.75%, with various maturities to 2017	420	490,040
12.00%, with various maturities to 2020	7,170	8,423,093
12.061%, with maturity at 2025	198	233,904
12.25%, with various maturities to 2015	416	487,400
12.406%, with maturity at 2021	278	325,798
12.50%, with various maturities to 2021	2,071	2,437,176
12.697%, with maturity at 2015	562	669,385
12.75%, with various maturities to 2015	468	547,815
13.00%, with various maturities to 2019	1,299	1,516,016
13.25%, with various maturities to 2015	382	449,359
13.50%, with various maturities to 2015	1,003	1,210,132
13.75%, with maturity at 2011	12	14,341
14.00%, with maturity at 2014	30	35,981
14.50%, with maturity at 2014	33	41,274
14.75%, with maturity at 2012	769	927,897

See notes to financial statements

14

Government Obligations Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
15.00%, with various maturities to 2013	$818	$1,000,218
15.50%, with maturity at 2012	111	138,048
15.75%, with maturity at 2011	4	4,678
16.00%, with maturity at 2012	398	492,804
		$388,615,845
Government National Mortgage Assn.:
6.50%, with various maturities to 2026(2)	$141,844	$148,914,089
7.00%, with various maturities to 2025(2)	69,203	73,634,747
7.25%, with various maturities to 2022	229	245,132
7.50%, with various maturities to 2024	15,699	16,912,762
8.00%, with various maturities to 2027	43,765	47,602,845
8.25%, with various maturities to 2019	444	485,417
8.30%, with maturity at 2020	192	211,824
8.50%, with various maturities to 2018	7,696	8,438,104
9.00%, with various maturities to 2027	26,375	29,521,090
9.50%, with various maturities to 2026(2)	19,364	21,728,100
10.00%, with various maturities to 2025	6,672	7,535,613
10.50%, with various maturities to 2020	6,453	7,453,726
11.00%, with various maturities to 2020	2,278	2,659,245
11.50%, with maturity at 2013	37	42,549
12.00%, with various maturities to 2015	2,132	2,502,962
12.50%, with various maturities to 2019	846	996,298
13.00%, with various maturities to 2014	221	262,594
13.50%, with maturity at 2011	8	9,852
14.50%, with maturity at 2014	8	9,013
15.00%, with various maturities to 2013	197	244,478
16.00%, with various maturities to 2012	49	60,638
		$369,471,078
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$1,598	$1,627,328
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,520	3,622,964
Federal Home Loan Mortgage Corp., Series 1671, Class HA, 4.01%, due 2024(3)	2,500	2,508,579
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	5,549	5,843,946
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,964	3,061,093
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	8,972	9,281,212
Federal Home Loan Mortgage Corp., Series 2149, Class QL, 6.00%, due 2029	10,000	10,335,302
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,062	1,115,592
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,103	2,229,702
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,762	1,887,497
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,407	1,477,602
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	4,397	4,707,302

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	$3,571	$3,852,194
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	5,533	5,863,265
		$57,413,578
Total Mortgage Pass-Throughs (identified cost $1,098,676,963)		$1,097,251,322
U.S. Treasury Obligations - 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,835,160
Total U.S. Treasury Obligations (identified cost, $6,265,747)		$7,835,160
Commercial Paper - 0.9%
Security	Principal Amount (000's omitted)	Value
Broadhollow Funding, LLC, 3.10%, 5/2/05	$8,500	$8,499,268
Total Commercial Paper (at amortized cost, $8,499,268)		$8,499,268
Total Investments - 120.9% (identified cost $1,113,441,978)		$1,113,585,750
Other Assets, Less Liabilities - (20.9)%		$(192,637,053)
Net Assets - 100.0%		$920,948,697

(1)  Adjustable rate mortgage.

(2)  All or a portion of these securities were on loan at April 30, 2005.

(3)  Floating-rate secuirty

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

15

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value including $186,742,708 of securities on loan (identified cost, $1,113,441,978)	$1,113,585,750
Cash	51,746
Receivable for investments sold	1,339,277
Interest receivable	6,925,549
Receivable for daily variation margin on open financial futures contracts	125,000
Total assets	$1,122,027,322
Liabilities
Collateral for securities loaned	$191,324,124
Payable for investments purchased	9,608,416
Payable to affiliate for Trustees' fees	1,705
Accrued expenses	144,380
Total liabilities	$201,078,625
Net Assets applicable to investors' interest in Portfolio	$920,948,697
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$920,935,960
Net unrealized appreciation (computed on the basis of identified cost)	12,737
Total	$920,948,697

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$22,054,537
Security lending income, net	2,345,409
Total investment income	$24,399,946
Expenses
Investment adviser fee	$3,496,771
Trustees' fees and expenses	10,243
Custodian fee	164,843
Legal and accounting services	33,473
Interest expense	12,741
Miscellaneous	8,177
Total expenses	$3,726,248
Deduct - Reduction of custodian fee	$197
Total expense reductions	$197
Net expenses	$3,726,051
Net investment income	$20,673,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$187,542
Financial futures contracts	155,856
Net realized gain	$343,398
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(9,278,486)
Financial futures contracts	1,177,193
Net change in unrealized appreciation (depreciation)	$(8,101,293)
Net realized and unrealized loss	$(7,757,895)
Net increase in net assets from operations	$12,916,000

See notes to financial statements

16

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations - Net investment income	$20,673,895	$37,609,133	$40,618,952
Net realized gain (loss) from investment transactions and financial futures contracts	343,398	(6,370,748)	(7,567,531)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(8,101,293)	(5,127,037)	(34,142,719)
Net increase (decrease) in net assets from operations	$12,916,000	$26,111,348	$(1,091,298)
Capital transactions - Contributions	$87,500,355	$116,763,308	$984,539,314
Withdrawals	(240,269,059)	(603,360,924)	(1,034,972,621)
Net decrease in net assets from capital transactions	$(152,768,704)	$(486,597,616)	$(50,433,307)
Net decrease in net assets	$(139,852,704)	$(460,486,268)	$(51,524,605)
Net Assets
At beginning of period	$1,060,801,401	$1,521,287,669	$1,572,812,274
At end of period	$920,948,697	$1,060,801,401	$1,521,287,669

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

17

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended April 30, 2005
Cash Flows From (Used For) Operating Activities - Purchase of investments	$(17,937,100)
Proceeds from sales of investments and principal repayments	192,331,062
Interest received, including net securities lending income	40,143,192
Interest paid	(18,411)
Operating expenses paid	(3,712,708)
Net purchase of short-term investments	(6,499,479)
Financial futures contracts transactions	(231,644)
Payment of collateral for securities loaned, net	(52,452,090)
Decrease in unrealized loss from futures transactions	1,177,193
Net cash from operating activities	$152,800,015
Cash Flows From (Used For) Financing Activities - Proceeds from capital contributions	$89,927,357
Payments for capital withdrawals	(242,696,061)
Net cash used for financing activities	$(152,768,704)
Net increase (decrease) in cash	$31,311
Cash at beginning of period	$20,435
Cash at end of period	$51,746
Reconciliation of Net Increase (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$12,916,000
Decrease in receivable for investments sold	578,484
Increase in payable for investments purchased	9,608,416
Decrease in interest receivable	1,218,292
Decrease in payable for daily variation margin	(387,500)
Increase in payable to affiliate	7
Decrease in accrued expenses	(5,075)
Decrease in collateral for securities loaned	(52,452,090)
Net decrease in investments	181,323,481
Net cash from operating activities	$152,800,015

See notes to financial statements

18

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30,2005		Period Ended		Year Ended December 31,
	(Unaudited)		October 31,2004(1)		2003	2002		2001(2)	2000	1999
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.77	%(4)	0.75	%(4)	0.70%	0.75%		0.81%	0.84%	0.83%
Expenses after custodian fee reduction	0.77	%(4)	0.75	%(4)	0.70%	0.75%		0.81%	0.84%	0.83%
Interest expense	0.00	%(3)(4)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%	0.02%	0.02%
Net investment income	4.29	%(4)	3.63	%(4)	2.26%	4.41%		5.91%	7.77%	7.79%
Portfolio Turnover	2%		5%		67%	41%		21%	22%	18%
Total Return(5)	1.81%		2.23%		0.01%	8.24%		9.52%	-	-
Net assets, end of period (000's omitted)	$920,949		$1,060,801		$1,521,288	$1,572,812		$675,520	$339,990	$345,200

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

19

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2005, the Eaton Vance Government Obligations Fund had a 92.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2005, $197 in credit balances were used to reduce the Portfolio's custodian fee.

E  Written Options - Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options - Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying

20

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts - Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Statement of Cash Flows - The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2005.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $27,545,516 and $191,752,578, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions are intended to continue indefinitely. For the six months ended April 30, 2005, the fee was equivalent to 0.73% (annualized) of the Portfolio's average net assets for

21

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

such period and amounted to $3,496,771. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended April 30, 2005 was $969,061 and the average interest rate was 2.65%.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $2,716,834 for the six months ended April 30, 2005. At April 30, 2005, the value of the securities loaned and the value of the collateral amounted to $186,742,708 and $191,324,124, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,113,514,166
Gross unrealized appreciation	$7,571,950
Gross unrealized depreciation	(7,500,366)
Net unrealized appreciation	$71,584

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	500 U.S. Treasury Five Year Note	Short	$(54,095,530)	$(54,226,565)	$(131,035)

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8  Fiscal Year End Change

Effective October 15, 2004 the Portfolio changed its fiscal year-end to October 31, 2004.

22

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

23

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Government Obligations Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i)  by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Government Obligations Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the use of valuation by matrix pricing and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees paid by the Portfolio and the Fund's expense ratio, the Special Committee concluded that, taking into account the impact of the Portfolio's use of leverage, the fees paid by the Portfolio and the Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

24

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

25

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Government Obligations Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President and Portfolio Manager Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/05  GOSRC

Semiannual Report April 30, 2005

EATON VANCE
HIGH
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Income Fund as of April 30, 2005

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 1.62% for the six months ended April 30, 2005.(1) This return resulted from a decrease in net asset value per share (NAV) to $5.09 on April 30, 2005 from $5.21 on October 31, 2004, and the reinvestment of $0.207 in dividends.

•                  The Fund’s Class B shares had a total return of 1.55% for the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $5.08 on April 30, 2005 from $5.20 on October 31, 2004, and the reinvestment of $0.204 in dividends.

•                  The Fund’s Class C shares had a total return of 1.39% for the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $6.70 on April 30, 2005 from $6.86 on October 31, 2004, and the reinvestment of $0.259 in dividends.

•                  In comparison, the Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market – had a return of 0.00% for the six months ended April 30, 2005.(2)

•                  Based on the Fund’s most recent dividends and NAVs on April 30, 2005 of $5.09 per share for Class A, $5.08 for Class B and $6.70 for Class C, the Fund’s distribution rates were 8.21%, 7.44% and 7.45%, respectively.(3) The SEC 30-day yields for Class A, Class B and Class C were 7.19%, 6.78% and 6.79%, respectively.(4)

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Recent Fund Developments

•                  The high-yield market performed strongly in late 2004 and early 2005, characterized by strong new issuances, low default rates and narrowing credit spreads – as low as 290 basis points (2.90%) over Treasuries. Market sentiment weakened in March, however, amid a decline in the Treasury market, rumors of an imminent ratings downgrade in Ford and General Motors bonds and increasing concerns about the state of the economy. As a result, spreads rose back to around 425 basis points (4.25%) at April 30, 2005.

•                  Management positioned the Portfolio defensively during the six months ended April 30, 2005. This strategy included maintaining a shorter duration – 3.5 years at April 30, 2005 – and avoiding the more speculative segments of the high-yield market – bonds with less stringent credit standards. The Portfolio focused on 2- and 3-year bonds and issues nearing their call dates – a strategy that shortened duration and insulated the Portfolio somewhat from interest rate increases and widening credit spreads. From a sector standpoint, the Portfolio emphasized high-coupon issues in non-cyclical areas and companies with excellent liquidity.

•                  The Portfolio’s investments in the non-automotive transportation and wireless telecom sectors were among its best performers. Selected transportation segments fared well, including shipping, railway components and transport services for the energy industry. Wireless service providers continued to generate impressive cash flow from expanding subscriber bases. Having completed the construction of their networks, many companies have lower prospective borrowing needs and have thus managed to improve their balance sheets in the past year.

•                  No particular sector in the Portfolio dramatically underperformed during the period. However, the Fund’s performance was constrained somewhat by the Portfolio’s underweighting in the home building sector, an area that fared especially well during the period due to relatively low interest rates and continuing strong demand among home builders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charge was deducted, performance would be reduced.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(4)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

2

Eaton Vance High Income Fund as of April 30, 2005

P E R F O R M A N C E

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	6.51%	6.08%	5.78%
Five Years	N.A.	3.08	3.04
Ten Years	N.A.	6.34	6.24
Life of Fund†	6.03	7.35	6.15

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.43%	1.18%	4.80%
Five Years	N.A.	2.83	3.04
Ten Years	N.A.	6.34	6.24
Life of Fund†	1.61	7.35	6.15

†                  Inception dates: Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charge was deducted, performance would be reduced. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares redeemed or exchanged within three months of settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Credit Quality Ratings(2)

(2)          Credit Quality ratings are those provided by Standard & Poor’s, a nationally recognized bond rating service. As of April 30, 2005. Ratings are shown as a percentage of the Portfolio’s total investments as of April 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

3

Eaton Vance High Income Fund as of April 30, 2005

F U N D  E X P E N S E S

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,016.20	$4.85
Class B	$1,000.00	$1,015.50	$8.60
Class C	$1,000.00	$1,013.90	$8.59

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.00	$4.86
Class B	$1,000.00	$1,016.30	$8.60
Class C	$1,000.00	$1,016.30	$8.60

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.97% for Class A shares, 1.72% for Class B shares and 1.72%for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in High Income Portfolio, at value (identified cost, $749,348,972)	$781,417,342
Receivable for Fund shares sold	939,867
Total assets	$782,357,209
Liabilities
Dividends payable	$2,825,561
Payable for Fund shares redeemed	2,600,878
Payable to affiliate for distribution and service fees	141,916
Payable to affiliate for Trustees' fees	218
Accrued expenses	174,828
Total liabilities	$5,743,401
Net Assets	$776,613,808
Sources of Net Assets
Paid-in capital	$1,159,100,842
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(410,155,320)
Accumulated distributions in excess of net investment income	(4,400,084)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	32,068,370
Total	$776,613,808
Class A Shares
Net Assets	$155,377,422
Shares Outstanding	30,514,854
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.09
Maximum Offering Price Per Share (100 ÷ 95.25 of $5.09)	$5.34
Class B Shares
Net Assets	$411,573,225
Shares Outstanding	81,053,716
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.08
Class C Shares
Net Assets	$209,663,161
Shares Outstanding	31,276,136
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.70
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest allocated from Portfolio	$35,461,983
Dividends allocated from Portfolio	103,783
Miscellaneous income allocated from Portfolio	71,442
Expenses allocated from Portfolio	(2,399,561)
Net investment income from Portfolio	$33,237,647
Expenses
Trustees' fees and expenses	$1,304
Distribution and service fees Class A	193,219
Class B	2,275,504
Class C	1,166,996
Transfer and dividend disbursing agent fees	438,141
Printing and postage	74,143
Registration fees	44,988
Custodian fee	21,581
Legal and accounting services	17,712
Miscellaneous	28,201
Total expenses	$4,261,789
Net investment income	$28,975,858
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,026,387
Foreign currency and forward foreign currency exchange contract transactions	(164,802)
Net realized gain	$9,861,585
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(25,927,639)
Foreign currency and forward foreign currency exchange contracts	1,363
Net change in unrealized appreciation (depreciation)	$(25,926,276)
Net realized and unrealized loss	$(16,064,691)
Net increase in net assets from operations	$12,911,167

See notes to financial statements

5

Eaton Vance High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$28,975,858	$69,688,293
Net realized gain from investments, foreign currency and forward foreign currency exchange contract transactions	9,861,585	8,805,018
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(25,926,276)	21,766,517
Net increase in net assets from operations	$12,911,167	$100,259,828
Distributions to shareholders - From net investment income Class A	$(6,117,693)	$(7,024,416)
Class B	(16,344,050)	(45,097,631)
Class C	(8,391,971)	(21,645,396)
Total distributions to shareholders	$(30,853,714)	$(73,767,443)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$12,308,575	$23,508,122
Class B	14,128,548	49,016,203
Class C	17,055,223	51,931,667
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,504,716	3,047,338
Class B	7,357,875	18,955,270
Class C	3,659,660	9,874,150
Cost of shares redeemed Class A	(18,350,153)	(23,457,203)
Class B	(62,753,965)	(127,275,169)
Class C	(45,566,148)	(111,372,869)
Net asset value of shares exchanged Class A	12,673,925	146,072,121
Class B	(12,673,925)	(146,072,121)
Redemption Fees	852	7,011
Net decrease in net assets from Fund share transactions	$(69,654,817)	$(105,765,480)
Net decrease in net assets	$(87,597,364)	$(79,273,095)
Net Assets
At beginning of period	$864,211,172	$943,484,267
At end of period	$776,613,808	$864,211,172
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(4,400,084)	$(2,522,228)

See notes to financial statements

6

Eaton Vance High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005 (Unaudited)(1)		Period Ended October 31, 2004(1)(2)
Net asset value - Beginning of period	$5.210		$5.230
Income (loss) from operations
Net investment income	$0.196		$0.262
Net realized and unrealized loss	(0.109)		(0.001)
Total income from operations	$0.087		$0.261
Less distributions
From net investment income	$(0.207)		$(0.281)
Total distributions	$(0.207)		$(0.281)
Redemption fees	$0.000	(3)	$0.000	(3)
Net asset value - End of period	$5.090		$5.210
Total Return(4)	1.62%		5.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$155,377		$150,042
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.97	%(6)	0.96	%(6)
Expenses after custodian fee reduction(5)	0.97	%(6)	0.96	%(6)
Net investment income	7.48	%(6)	7.98	%(6)
Portfolio Turnover of the Portfolio	31%		80%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class A shares, March 11, 2004, to October 31, 2004.

(3)  Amounts represent less than $.005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

7

Eaton Vance High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,						Year Ended March 31,
	(Unaudited)(2)		2004(2)	2003	2002(1)	2001	2000(2)(3)		2000(2)
Net asset value - Beginning of period	$5.200		$5.050	$4.150	$4.860	$6.180	$7.270		$7.510
Income (loss) from operations
Net investment income	$0.176		$0.392	$0.416	$0.431	$0.601	$0.418		$0.702
Net realized and unrealized gain (loss)	(0.109)		0.169	0.904	(0.672)	(1.206)	(1.090)		(0.242)
Total income (loss) from operations	$0.067		$0.561	$1.320	$(0.241)	$(0.605)	$(0.672)		$0.460
Less distributions
From net investment income	$(0.187)		$(0.411)	$(0.420)	$(0.429)	$(0.670)	$(0.418)		$(0.700)
From tax return of capital	-		-	-	(0.040)	(0.045)	-		-
Total distributions	$(0.187)		$(0.411)	$(0.420)	$(0.469)	$(0.715)	$(0.418)		$(0.700)
Redemption fees	$0.000	(4)	$0.000 (4)	$-	$-	$-	$-		$-
Net asset value - End of period	$5.080		$5.200	$5.050	$4.150	$4.860	$6.180		$7.270
Total Return(5)	1.55	%(6)	11.55%	33.26%	(5.46)%	(10.39)%	(9.70)%		6.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$411,573		$474,861	$662,381	$530,326	$648,544	$721,339		$758,686
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.72	%(8)	1.71%	1.80%	1.79%	1.83%	1.78	%(8)	1.74%
Expenses after custodian fee reduction(7)	1.72	%(8)	1.71%	1.80%	1.79%	1.83%	1.78	%(8)	1.74%
Net investment income	6.74	%(8)	7.60%	8.96%	9.30%	10.91%	10.37	%(8)	9.49%
Portfolio Turnover of the Portfolio	31%		80%	122%	88%	83%	41%		113%

(1)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%. Per-share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4)  Amounts represent less than $.005.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.33% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Annualized.

See notes to financial statements

8

Eaton Vance High Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,						Year Ended March 31,
	(Unaudited)(2)		2004(2)	2003	2002(1)	2001	2000(2)(3)		2000(2)
Net asset value - Beginning of period	$6.860		$6.670	$5.480	$6.410	$8.130	$9.560		$9.880
Income (loss) from operations
Net investment income	$0.233		$0.514	$0.551	$0.567	$0.796	$0.551		$0.915
Net realized and unrealized gain (loss)	(0.146)		0.218	1.193	(0.878)	(1.590)	(1.435)		(0.321)
Total income (loss) from operations	$0.087		$0.732	$1.744	$(0.311)	$(0.794)	$(0.884)		$0.594
Less distributions
From net investment income	$(0.247)		$(0.542)	$(0.554)	$(0.572)	$(0.864)	$(0.546)		$(0.914)
From tax return of capital	-		-	-	(0.047)	(0.062)	-		-
Total distributions	$(0.247)		$(0.542)	$(0.554)	$(0.619)	$(0.926)	$(0.546)		$(0.914)
Redemption fees	$0.000	(4)	$0.000 (4)	$-	$-	$-	$-		$-
Net asset value - End of period	$6.700		$6.860	$6.670	$5.480	$6.410	$8.130		$9.560
Total Return(5)	1.39	%(6)	11.38%	33.24%	(5.37)%	(10.31)%	(9.70)%		6.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$209,663		$239,308	$281,103	$195,037	$202,906	$191,027		$36,851
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.72	%(8)	1.71%	1.80%	1.79%	1.82%	1.82	%(8)	1.78%
Expenses after custodian fee reduction(7)	1.72	%(8)	1.71%	1.80%	1.79%	1.82%	1.82	%(8)	1.78%
Net investment income	6.75	%(8)	7.56%	8.93%	9.28%	10.85%	10.40	%(8)	9.42%
Portfolio Turnover of the Portfolio	31%		80%	122%	88%	83%	41%		113%

(1)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%. Per-share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4)  Amounts represent less than $.005.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Annualized.

See notes to financial statements

9

Eaton Vance High Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (67.2% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $415,727,377, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($235,765,703), October 31, 2008 ($30,521,427), October 31, 2007 ($3,342,613), and March 31, 2005 ($2,817,176), respectively.

D  Other - Investment transactions are accounted for on a trade-date basis.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

H  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the

10

Eaton Vance High Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are ordinarily paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)
Sales	2,335,087	4,554,886
Issued to shareholders electing to receive payments of distributions in Fund shares	477,288	593,070
Redemptions	(3,482,686)	(4,583,780)
Exchange from Class B shares	2,400,462	28,220,527
Net increase	1,730,151	28,784,703
Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	2,684,134	9,505,307
Issued to shareholders electing to receive payments of distributions in Fund shares	1,403,285	3,685,269
Redemptions	(11,956,169)	(24,732,586)
Exchange to Class A shares	(2,404,226)	(28,277,719)
Net decrease	(10,272,976)	(39,819,729)

Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	2,456,808	7,605,996
Issued to shareholders electing to receive payments of distributions in Fund shares	528,896	1,452,783
Redemptions	(6,576,919)	(16,352,168)
Net decrease	(3,591,215)	(7,293,389)

(1)  For the period from the start of business, March 11, 2004 to October 31, 2004.

Redemptions or exchanges made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended April 30, 2005 the Fund received redemption fees of $852 on Class A shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2005, EVM earned $29,274 in sub-transfer agent fees. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,983 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B Shares (the Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's

11

Eaton Vance High Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,706,628 and $875,247 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005 representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $23,970,000 and $35,053,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $193,219, $568,876 and $291,749 for Class A, Class B, and Class C Shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $21,000, $778,000 and $30,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2005, aggregated $100,824,454 and $254,131,439, respectively.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	132,015,474	1,490,896
James B. Hawkes	132,097,719	1,408,651
Samuel L. Hayes, III	131,974,484	1,531,886
William H. Park	132,045,135	1,461,235
Ronald A. Pearlman	131,978,610	1,527,759
Norton H. Reamer	131,974,308	1,532,062
Lynn A. Stout	132,031,607	1,474,762
Ralph F. Verni	132,034,810	1,471,560

Each nominee was also elected a Trustee of the Portfolio.

12

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans(1) - 0.5%
Security	Principal Amount	Value
Beverage, Food and Tobacco - 0.4%
New World Pasta, Term Loan B, 14.00%, Maturing 1/28/06	$4,277,546	$4,245,464
		$4,245,464
Utilities - 0.1%
Mirant Corp., Revolving Term Loan, 364 day credit agreement with trade date 7/17/2001(2)	$2,100,000	$1,515,150
		$1,515,150
Total Senior, Floating Rate Loans (identified cost $5,927,845)		$5,760,614
Corporate Bonds & Notes - 92.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense - 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,693,125
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	795,000
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14(3)	395	406,850
		$2,894,975
Airlines - 1.7%
American Airlines, 7.80%, 10/1/06	$7,968	$7,175,500
American Airlines, 7.858%, 10/1/11	260	268,767
American Airlines, 8.608%, 4/1/11	570	514,280
AMR Corp., 9.00%, 8/1/12	7,880	5,910,000
Continental Airlines, 7.033%, 6/15/11	4,042	3,323,082
Delta Air Lines, 7.779%, 11/18/05	217	161,919
Delta Air Lines, 8.30%, 12/15/29	1,005	266,325
Delta Air Lines, 9.50%, 11/18/08(3)	2,358	1,921,770
Northwest Airlines, Inc., 8.875%, 6/1/06	540	415,800
		$19,957,443

Security	Principal Amount (000's omitted)	Value
Apparel - 1.3%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,305	$1,194,075
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,004,300
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,356,750
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,741,525
William Carter, Series B, 10.875%, 8/15/11	5,778	6,384,690
		$14,681,340
Auto and Parts - 1.8%
Delphi Corp., 6.55%, 6/15/06	$4,570	$4,295,800
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,200,975
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(3)	3,115	2,663,325
Rexnord Corp., 10.125%, 12/15/12	1,195	1,284,625
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,340,612
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14(3)	2,965	2,720,387
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,313,360
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,544,750
		$20,363,834
Broadcast Media - 2.7%
CanWest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12(3)	$19,508	$20,044,314
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,200	2,365,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,875	8,938,125
		$31,347,439
Broadcasting and Cable - 7.2%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$9,200	$7,912,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	6,523,100
Century Communications, Sr. Notes, 8.75%, 10/1/07(2)	1,040	998,400
Century Communications, Sr. Notes, 8.875%, 1/15/07(2)	2,915	2,827,550
Century Communications, Sr. Notes, 9.50%, 3/1/05(2)	5	4,745,000

See notes to financial statements

13

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)		Value
Broadcasting and Cable (continued)
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12		$520	$300,300
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11		885	623,925
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10		780	782,925
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10		1,315	1,045,425
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07		15	15,412
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16		540	592,650
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14		480	511,200
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		16,345	16,181,550
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08		1,255	1,145,187
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)		7,785	8,252,100
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13		2,760	2,025,150
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09		2,640	2,230,800
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13		6,345	4,885,650
Nextmedia Operating, Inc., 10.75%, 7/1/11		3,260	3,524,875
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	1,840	2,577,253
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,017	5,700,566
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(4)	EUR	1,935	2,773,794
Paxson Communications Corp., 10.75%, 7/15/08		1,560	1,548,300
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09		1,980	1,851,300
Rogers Cable, Inc., 6.75%, 3/15/15		1,935	1,867,275
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)		2,450	2,082,500
			$83,524,187
Building and Construction-Miscellaneous - 1.3%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08		$1,440	$1,418,400
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12(3)		1,850	1,776,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11		2,828	3,209,780
National Waterworks, Inc., Series B, 10.50%, 12/1/12		2,925	3,312,562
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14		2,585	2,300,650
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12		3,430	2,984,100
			$15,001,492

Security	Principal Amount (000's omitted)	Value
Building Materials - 0.4%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12(3)	$1,325	$1,238,875
Koppers, Inc., 9.875%, 10/15/13	60	64,500
Owens Corning, 7.70%, 5/1/08(2)	1,095	844,519
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	3,120	3,010,800
		$5,158,694
Business Services - 2.4%
Advanstar Communications, Inc., 10.75%, 8/15/10	$6,120	$6,732,000
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,853,150
Carriage Services, Inc., 7.875%, 1/15/15(3)	1,010	1,020,100
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	571,200
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,430,475
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,065	5,368,900
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12(3)	2,105	2,147,100
United Rentals North America, Inc., 6.50%, 2/15/12	930	890,475
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	2,705	2,448,025
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(3)	1,365	894,075
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,698,675
		$28,054,175
Cargo Transport - 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13(3)	$2,745	$2,134,237
		$2,134,237
Chemicals - 6.5%
Avecia Group PLC, 11.00%, 7/1/09	$391	$408,595
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	3,783	4,189,672
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(3)	2,130	2,140,650
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14(3)	3,465	2,269,575
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,368,000
Hercules, Inc., 11.125%, 11/15/07	5,300	6,081,750
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10(3)	735	841,575

See notes to financial statements

14

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	$1,960	$2,116,800
Huntsman LLC, 11.625%, 10/15/10	2,645	3,068,200
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	7,110,000
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(3)	875	910,000
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,958,129
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,342,575
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	4,680	5,417,100
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	3,310	3,409,300
OM Group, Inc., 9.25%, 12/15/11	10,260	10,413,900
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	31,725
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,030	3,355,725
PQ Corp., 7.50%, 2/15/13(3)	1,305	1,272,375
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	10,015	10,665,975
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,274,081
		$75,645,702
Computer Software & Services - 1.1%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(3)	$11,955	$12,851,625
		$12,851,625
Consumer Products - 0.9%
Fedders North America, Inc., 9.875%, 3/1/14	$2,982	$1,938,300
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,007,400
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15(3)	3,205	3,124,875
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,621,275
		$10,691,850
Containers and Packaging - 1.5%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,625	$1,763,125
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,603,862
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,065	2,727,850
Pliant Corp., 11.125%, 9/1/09	1,140	1,043,100
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,975	3,855,750
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	500	512,500
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,238,300
		$17,744,487

Security	Principal Amount (000's omitted)	Value
Electronic Equipment - 0.2%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	$3,125	$2,875,000
		$2,875,000
Electronics / Electrical - 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15(3)	$1,545	$1,483,200
		$1,483,200
Energy Services - 1.0%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.01%, 12/15/11(3)	$1,635	$1,496,025
Port Arthur Finance Corp., 12.50%, 1/15/09	8,717	9,894,067
		$11,390,092
Entertainment - 2.5%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$2,700	$2,713,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14(3)	7,285	7,030,025
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14(3)	7,210	4,542,300
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	515	579,375
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	805	708,400
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	10,920,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10(3)	270	275,400
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.493%, 5/1/10(3)	2,160	2,251,800
		$29,020,800
Financial Services - 1.5%
Ford Motor Credit Co., 7.875%, 6/15/10	$10,690	$10,298,596
General Motors Acceptance Corp., 6.125%, 9/15/06	6,800	6,761,634
		$17,060,230
Food, Beverages and Tobacco - 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	$1,290	$1,380,300
		$1,380,300

See notes to financial statements

15

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Foods - 1.8%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,165	$6,596,550
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11(3)	5,130	3,462,750
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,015	4,187,525
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	4,904,900
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,607,520
		$20,759,245
Health Services - 4.3%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	$5,645	$6,864,884
Healthsouth Corp., 7.625%, 6/1/12	4,070	3,927,550
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	6,310	6,278,450
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(3)	1,580	1,655,050
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11(3)	1,420	1,579,750
Pacificare Health System, 10.75%, 6/1/09	3,127	3,486,605
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,130,275
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,701,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,798,250
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,740,200
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,248,337
		$49,410,351
Healthcare - 0.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(3)	$4,020	$4,241,100
		$4,241,100
Household Products - 0.2%
Del Laboratories, Inc., Sr. Sub. Notes, 8.00%, 2/1/12(3)	$2,065	$1,961,750
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	748,725
		$2,710,475
Information Technology - 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	$868	$850,640
		$850,640

Security	Principal Amount (000's omitted)	Value
Investment Services - 1.2%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$2,875	$2,961,250
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12(3)	9,755	10,584,175
		$13,545,425
Lodging - 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	$1,660	$1,709,800
Host Marriott L.P., Sr. Notes, 6.375%, 3/15/15(3)	510	487,688
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,890	6,213,950
		$8,411,438
Lodging and Gaming - 5.4%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(3)	$7,220	$8,808,400
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06(2)	$1,175	$979,656
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,180	4,921,950
Kerzner International, 8.875%, 8/15/11	5,600	6,020,000
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,583,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,675,975
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,555	2,797,725
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,224,350
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	561,000
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,385	2,373,075
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06(2)	6,815	6,508,325
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10(2)	7,780	8,441,300
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(3)	10,376	11,050,440
		$62,945,446
Machinery - 2.4%
Altra Industrial Motion, 9.00%, 12/1/11(3)	$770	$768,075
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(3)	3,720	3,813,000
Flowserve Corp., 12.25%, 8/15/10	3,470	3,764,950
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	658,208
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,508,875
Terex Corp., 10.375%, 4/1/11	4,395	4,790,550
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,270,060
		$27,573,718

See notes to financial statements

16

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Manufacturing - 3.5%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$1,905	$1,924,050
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	7,765	8,347,375
Dresser, Inc., 9.375%, 4/15/11	8,975	9,423,750
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,725,000
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,899,800
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	2,663,250
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	445	378,250
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09(3)	11,485	11,772,125
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,811	42,874
		$40,176,474
Medical Products - 1.9%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15(3)	$4,835	$2,538,375
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,677,850
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	2,850	3,063,750
Medquest, Inc., 11.875%, 8/15/12	6,185	6,277,775
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,510,925
Warner Chilcott Corp., 8.75%, 2/1/15(3)	3,095	3,048,575
		$22,117,250
Metals-Aluminum - 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	$3,880	$3,773,300
		$3,773,300
Metals-Industrial - 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$1,430	$1,522,950
Ryerson Tull, Inc., 9.125%, 7/15/06	760	771,400
		$2,294,350
Metals-Steel - 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,344,963
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,443,850
		$4,788,813
Mining-Coal - 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12(3)	$1,665	$1,856,475
		$1,856,475

Security	Principal Amount (000's omitted)	Value
Music / Entertainment - 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 7.385%, 12/15/11(3)	$3,625	$3,751,875
		$3,751,875
Oil and Gas-Equipment and Services - 4.7%
ANR Pipeline Co., 8.875%, 3/15/10	$1,600	$1,743,598
Coastal Corp., 7.50%, 8/15/06	410	419,225
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,067,200
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(3)	4,340	4,491,900
Giant Industries, 8.00%, 5/15/14	2,845	2,873,450
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	8,658,650
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,233,950
Northwest Pipeline Corp., 8.125%, 3/1/10	825	892,031
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,784,575
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,739,900
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,385	1,495,800
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,855,110
SESI, LLC, 8.875%, 5/15/11	1,798	1,932,850
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,310,280
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12(3)	975	887,250
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,082,400
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,515	3,462,275
United Refining Co., Sr. Notes, 10.50%, 8/15/12(3)	660	650,100
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,461,075
		$55,041,619
Oil and Gas-Exploration and Production - 0.3%
El Paso Production Holding Co., 7.75%, 6/1/13	$630	$637,875
Petrobras International Finance Co., 7.75%, 9/15/14	670	680,050
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,117,500
		$3,435,425
Other Energy - 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14(3)	$4,700	$4,488,500
		$4,488,500
Paper - 0.2%
JSG Funding PLC, Sr. Sub Notes, 7.75%, 4/1/15(3)	$2,295	$1,916,325
		$1,916,325

See notes to financial statements

17

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Paper and Forest Products - 2.9%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 6.016%, 10/15/12(3)	$1,845	$1,835,775
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,630	5,545,550
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,735,344
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,262,750
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	3,760	3,741,200
Mercer International, Inc., Sr. Notes, 9.25%, 2/15/13	2,000	1,850,000
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	3,290	3,257,100
NewPage Corp., 10.00%, 5/1/12(3)	8,810	8,633,800
		$33,861,519
Printing and Business Products - 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	$1,780	$1,896,157
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,745,304
		$10,641,461
Printing and Publishing - 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(3)	$1,655	$1,510,188
		$1,510,188
Publishing - 2.4%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$6,254	$6,441,620
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,787,900
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,610,963
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	6,976	7,778,240
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	6,425	6,521,375
		$28,140,098
Recycling - 0.2%
IMCO Recycling Escrow, Inc., Sr. Notes, 9.00%, 11/15/14(3)	$2,335	$2,393,375
		$2,393,375
Retail - 0.1%
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	$1,260	$1,423,800
		$1,423,800

Security	Principal Amount (000's omitted)	Value
Retail-Food and Drug - 0.5%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	$3,900	$3,997,500
Rite Aid Corp., 7.125%, 1/15/07	1,865	1,865,000
		$5,862,500
Satellite Communications - 1.7%
Inmarsat Finance PLC, 7.625%, 6/30/12	$5,276	$5,434,280
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.805%, 1/15/12(3)	6,315	6,362,362
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11(3)	2,525	2,569,188
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12(3)	3,365	3,381,825
PanAmSat Corp., 9.00%, 8/15/14	2,245	2,346,025
		$20,093,680
Semiconductors - 2.0%
Advanced Micro Devices, Inc., 7.75%, 11/1/12(3)	$7,775	$7,464,000
Amkor Technologies, Inc., 5.75%, 6/1/06	2,380	2,124,150
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	3,415	2,697,850
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,870	8,573,713
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11(3)	2,730	2,593,500
		$23,453,213
Services-Movers - 0.3%
Amerco, Inc., 9.00%, 3/15/09	$3,725	$3,939,188
		$3,939,188
Telecommunication Equipment - 1.3%
Nortel Networks Ltd., 4.25%, 9/1/08	15,980	$14,521,825
		$14,521,825
Textiles and Apparel - 1.3%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$6,090	$6,485,850
Levi Strauss & Co., Sr. Notes, Variable Rate, 7.73%, 4/1/12(3)	3,020	2,793,500
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,709,600
		$14,988,950

See notes to financial statements

18

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Transportation - 1.6%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(3)	$5,190	$5,241,900
Horizon Lines, LLC, 9.00%, 11/1/12(3)	3,600	3,807,000
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,285,200
Petroleum Helicopters, Series B, 9.375%, 5/1/09	220	231,000
Progress Rail Services Corp./Progress Metal Reclamation Co., Sr. Notes, 7.75%, 4/1/12(3)	3,140	3,140,000
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	1,840	1,775,600
Quality Distribution LLC/QD Capital, Variable Rate, 7.641%, 1/15/12(3)	2,100	2,037,000
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,483,500
		$19,001,200
Utilities - 1.4%
El Paso Corp., 6.95%, 12/15/07	$2,380	$2,385,950
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(3)	1,721	1,746,815
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,788,000
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,233,000
Reliant Energy, Inc., 9.50%, 7/15/13	3,300	3,440,250
		$16,594,015
Utility-Electric Power Generation - 2.8%
AES Corp., Sr. Notes, 8.75%, 6/15/08	$5,550	$5,883,000
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	3,535	3,844,313
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	494,703
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,735,575
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	3,853,305
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,566	2,926,545
Calpine Corp., 8.75%, 7/15/13(3)	5,645	3,923,275
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	2,400	1,668,000
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	3,750	3,356,250
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	310,750
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,586,363
		$32,582,079
Waste Management - 1.0%
Allied Waste North America, Series B, 8.875%, 4/1/08	$4,935	$5,095,388
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	515	517,575
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,000	1,077,500

Security	Principal Amount (000's omitted)	Value
Waste Management (continued)
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(3)	$4,810	$4,797,975
		$11,488,438
Wireless Communication Services - 6.4%
AirGate PCS, Inc., Variable Rate, 6.891%, 10/15/11(3)	$1,350	$1,387,125
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	2,270	2,485,650
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	360	374,400
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	6,010	6,738,713
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,219	2,332,724
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	401	415,035
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,970	14,234,575
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11	1,465	1,545,575
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	160	172,000
IWO Escrow Co., Variable Rate, 6.891%, 1/15/12(3)	675	678,375
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,405	8,605,575
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	420	449,400
Rogers Wireless, Inc., 7.50%, 3/15/15	5,600	5,775,000
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,658,300
Rogers Wireless, Inc., Variable Rate, 6.135%, 12/15/10	3,870	3,995,775
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,170	2,773,750
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,101,050
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,432,563
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	10,310	11,830,725
		$73,986,310
Wireline Communication Services - 2.3%
Qwest Capital Funding, Inc., 7.00%, 8/3/09	$1,160	$1,052,700
Qwest Capital Funding, Inc., 7.75%, 8/15/06	9,590	9,685,900
Qwest Capital Funding, Inc., 7.90%, 8/15/10	880	814,000
Qwest Services Corp., 13.50%, 12/15/07(3)	5,480	6,014,300

See notes to financial statements

19

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Wireline Communication Services (continued)
Qwest Services Corp., 14.00%, 12/15/10(3)	$7,290	$8,237,700
U.S. West Communications, Debs., 7.20%, 11/10/26	585	517,725
		$26,322,325
Total Corporate Bonds & Notes (identified cost $1,053,266,884)		$1,078,153,510
Convertible Bonds - 0.4%
Security	Principal Amount (000's omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24(3)	$2,720	$2,934,200
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,102,875
Total Convertible Bonds (identified cost, $3,966,699)		$4,037,075
Common Stocks - 1.7%
Security	Shares	Value
Broadcasting and Cable - 0.6%
Telewest Global, Inc.(5)	381,958	$7,081,501
		$7,081,501
Lodging and Gaming - 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)	25,351	$152,107
		$152,107
Wireless Communication Services - 1.1%
Crown Castle International Corp.(5)	42,992	$691,741
IWO Holdings, Inc.(5)	234,063	8,426,268
NTL, Inc.(5)	54,115	3,462,278
		$12,580,287
Total Common Stocks (identified cost $15,516,165)		$19,813,895

Convertible Preferred Stocks - 1.1%
Security	Shares	Value
Energy Services - 0.1%
NRG Energy, Inc.(3)	865	$844,024
		$844,024
Oil and Gas-Equipment and Services - 0.4%
Chesapeake Energy Corp.	11,225	$1,459,250
Williams Holdings of Delaware(3)	45,592	3,863,922
		$5,323,172
Wireless Communication Services - 0.6%
Crown Castle International Corp., (PIK)	138,027	$6,677,056
		$6,677,056
Total Convertible Preferred Stocks (identified cost $10,383,866)		$12,844,252
Warrants - 0.1%
Security	Shares	Value
Exercise Equipment - 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$0
		$0
Manufacturing - 0.0%
Mueller Holdings, Inc., Exp. 4/15/14(3)(5)	2,325	$186,581
		$186,581
Printing and Business Products - 0.0%
Merrill Corp., Class A, Exp. 1/1/10(4)(5)	9,547	$0
		$0
Restaurants - 0.0%
New World Coffee, Exp. 6/15/06(5)(6)	1,244	$13
		$13
Semiconductors - 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	5,660	$2,943
		$2,943

See notes to financial statements

20

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Transportation - 0.0%
Quality Distribution, Inc., Exp.1/15/07(4)(5)	3,266	$38,866
		$38,866
Wireless Communication Services - 0.1%
American Tower Corp., Exp. 8/1/08(3)(5)	5,070	$1,234,560
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	3,370	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	9,690	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	3,390	0
		$1,234,560
Total Warrants (identified cost $1,182,468)		$1,462,963
Commercial Paper - 1.1%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$13,017	$13,015,937
Total Commercial Paper (at amortized cost, $13,015,937)		$13,015,937
Short-Term Investments - 0.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 97.8% (identified cost $1,105,259,864)		$1,137,088,246
Other Assets, Less Liabilities - 2.2%		$25,508,876
Net Assets - 100.0%		$1,162,597,122

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $298,283,532 or 25.7% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

21

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $1,105,259,864)	$1,137,088,246
Cash	6,965,850
Receivable for investments sold	8,918,655
Interest and dividends receivable	24,610,080
Receivable for open forward foreign currency contracts	14,794
Total assets	$1,177,597,625
Liabilities
Payable for investments purchased	$14,925,894
Payable to affiliate for Trustees' fees	1,706
Accrued expenses	72,903
Total liabilities	$15,000,503
Net Assets applicable to investors' interest in Portfolio	$1,162,597,122
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,130,751,956
Net unrealized appreciation (computed on the basis of identified cost)	31,845,166
Total	$1,162,597,122

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$51,153,901
Dividends	98,727
Miscellaneous	101,169
Total investment income	$51,353,797
Expenses
Investment adviser fee	$3,230,119
Trustees' fees and expenses	10,244
Custodian fee	169,884
Legal and accounting services	40,550
Miscellaneous	9,675
Total expenses	$3,460,472
Deduct - Reduction of custodian fee	$1,622
Total expense reductions	$1,622
Net expenses	$3,458,850
Net investment income	$47,894,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$14,427,254
Foreign currency and forward foreign currency exchange contract transactions	(229,582)
Net realized gain	$14,197,672
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(38,151,849)
Foreign currency and forward foreign currency exchange contracts	(9,282)
Net change in unrealized appreciation (depreciation)	$(38,161,131)
Net realized and unrealized loss	$(23,963,459)
Net increase in net assets from operations	$23,931,488

See notes to financial statements

22

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$47,894,947	$105,551,363
Net realized gain from investments, foreign currency and forward foreign currency exchange contract transactions	14,197,672	13,246,595
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(38,161,131)	27,536,858
Net increase in net assets from operations	$23,931,488	$146,334,816
Capital transactions - Contributions	$100,824,454	$289,846,419
Withdrawals	(254,131,439)	(308,251,669)
Net decrease in net assets from capital transactions	$(153,306,985)	$(18,405,250)
Net increase (decrease) in net assets	$(129,375,497)	$127,929,566
Net Assets
At beginning of period	$1,291,972,619	$1,164,043,053
At end of period	$1,162,597,122	$1,291,972,619

See notes to financial statements

23

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,						Year Ended March 31,
	(Unaudited)		2004	2003	2002(1)	2001	2000(2)		2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.57	%(3)	0.59%	0.66%	0.64%	0.67%	0.67	%(3)	0.64%
Expenses after custodian fee reduction	0.57	%(3)	0.59%	0.66%	0.64%	0.67%	0.67	%(3)	0.64%
Net investment income	7.85	%(3)	8.61%	10.04%	10.38%	11.96%	11.46	%(3)	10.54%
Portfolio Turnover	31%		80%	122%	88%	83%	41%		113%
Total Return(4)	2.13%		12.79%	34.76%	(4.36)%	-	-		-
Net assets, end of period (000's omitted)	$1,162,597		$1,291,973	$1,164,043	$889,653	$1,186,751	$1,163,806		$1,184,998

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the seven-month period ended October 31, 2000.

(3)  Annualized.

(4)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

24

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 67.2%, 20.9% and 5.0% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

25

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

K  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2005, the fee was equivalent to 0.55% of the Portfolio's average daily net assets and amounted to $3,230,119. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $361,984,428 and $404,210,706, respectively, for the six months ended April 30, 2005.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate.

26

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In exchange for (in United States Dollars)	Net Unrealized Appreciation
5/31/05	Euro 4,386,430	$5,681,655	$14,794
		$5,681,655	$14,794

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover any commitments under these contracts.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,108,425,746
Gross unrealized appreciation	$55,137,355
Gross unrealized depreciation	(26,474,855)
Net unrealized appreciation	$28,662,500

7  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 06/15/06	9/15/02 - 7/15/02 9/30/02	1,244	$0	$13
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	23,351	0	152,107
			$0	$152,120

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

27

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between High Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance High Income Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also

28

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

29

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weilheimer
President and Co-Portfolio Manager
Thomas P. Huggins
Vice President and Co-Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

30

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Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/05  HISRC

Semiannual Report April 30, 2005

EATON VANCE
LOW
DURATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/
broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Low Duration Fund as of April 30, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Susan Schiff
Co-Portfolio Manager

Christine Johnston
Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•             The Fund’s Class A shares had a total return of 0.92% during the six months ended April 30, 2005. (1) This return resulted from a decrease in net asset value per share (NAV) to $9.34 on April 30, 2005 from $9.42 on October 31, 2004, and the reinvestment of $0.165 in dividends.

•             The Fund’s Class B shares had a total return of 0.54% during the six months ended April 30, 2005. (1) This return resulted from a decrease in NAV to $9.34 on April 30, 2005 from $9.42 on October 31, 2004, and the reinvestment of $0.130 in dividends.

•             The Fund’s Class C shares had a total return of 0.61% during the six months ended April 30, 2005. (1) This return resulted from a decrease in NAV to $9.34 on April 30, 2005 from $9.42 on October 31, 2004, and the reinvestment of $0.137 in dividends.

•             In comparison, the Merrill Lynch 1-3 Year Treasury Index – an unmanaged market index of short-term U.S. Treasury securities – had a total return of 0.01% during the six months ended April 30, 2005. (2)

Recent Fund Developments

•             Low Duration Fund seeks total return. The Fund invests primarily in investment-grade securities and its dollar-weighted average duration will not exceed 3 years. Duration is an indicator of price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. The Fund‘s average duration was 1.4 years at April 30, 2005, slightly longer than its duration at October 31, 2004.

•             The Fund remained invested in three market sectors: mortgage-backed securities (including fixed-rate MBS and an increased position in adjustable-rate mortgages and floating-rate collateralized mortgage obligations), representing 81% of total investments as of April 30, 2005; senior floating-rate loans, representing 10% of total investments as of April 30, 2005; and asset-backed commercial paper and other short-term investments, representing 9% of total investments as of April 30, 2005. Participation in these market sectors was achieved through the Fund’s investments in Government Obligations Portfolio, Investment Portfolio and Floating Rate Portfolio.

•             Prepayment rates for the Portfolio's seasoned MBS – those which have been outstanding for many years and have been characterized by relatively stable prepayment rates – declined significantly over the course of the year, falling to a low of around 20% by April 30, 2005 from around 25% at the end of October 2004 and dramatically below their peak of around 50% in 2003. With the Federal Reserve increasing its benchmark Federal Funds rate on eight occasions in the past year, mortgage refinancing was less attractive to homeowners. As a result, seasoned MBS fared quite well. Yield spreads on Government Obligation Portfolio’s seasoned MBS tightened by approximately 100 basis points, offsetting some of the rise in rates, and contributing to the outperformance of MBS over Treasuries. Income returns for floating-rate mortgage products and floating-rate loans increased with the Federal Reserve’s rate hikes, benefiting from reset provisions that adjust loan rates to reflect changes in overall rate conditions.

•             The Fund benefited from its lack of exposure to corporate bonds during the period ended April 30, 2005. High-grade corporate bond spreads widened during the period, having tightened significantly in 2004. The Fund retains the ability to participate in the corporate bond and asset-backed markets if, in the opinion of management, market conditions favor such investments.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns do not include the 2.25% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

2

Eaton Vance Low Duration Fund as of April 30, 2005 Fund

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One year	1.97%	1.21%	1.36%
Life of Fund†	1.09	0.33	0.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One year	-0.34%	1.75%	0.37%
Life of Fund†	0.21	-0.40	0.48

†Inception Dates – Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule:  3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC

Diversification by Sectors(2)

(2)     The Diversification by Sectors breakdown reflects the Fund’s investment in Government Obligations Portfolio, Investment Portfolio and Floating Rate Portfolio, as of April 30, 2005. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Portfolios’ current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.  For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance Low Duration Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Low Duration Fund

	Beginning Account Value (11/1/04)	Ending Account Value (4/30/05)	Expenses Paid During Period * (11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,009.20	$6.13
Class B	$1,000.00	$1,005.40	$9.85
Class C	$1,000.00	$1,006.10	$9.10

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.70	$6.16
Class B	$1,000.00	$1,015.00	$9.89
Class C	$1,000.00	$1,015.70	$9.15

*            Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Class A shares, 1.98% for Class B shares and 1.83% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of the Fund and the Portfolios.

4

Eaton Vance Low Duration Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Investment Portfolio, at value (identified cost $42,576,738)	$42,188,715
Investment in Government Obligations Portfolio, at value (identified cost, $17,363,016)	16,355,295
Investment in Floating Rate Portfolio, at value (identified cost, $6,528,117)	6,550,794
Receivable for Fund shares sold	70,405
Total assets	$65,165,209
Liabilities
Payable for Fund shares redeemed	$173,526
Dividends payable	69,361
Payable to affiliate for distribution and service fees	10,215
Payable to affiliate for Trustees' fees	109
Accrued expenses	40,851
Total liabilities	$294,062
Net Assets	$64,871,147
Sources of Net Assets
Paid-in capital	$74,280,449
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(7,707,647)
Accumulated net investment loss	(328,588)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(1,373,067)
Total	$64,871,147
Class A Shares
Net Assets	$25,063,658
Shares Outstanding	2,683,198
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.34
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.34)	$9.55
Class B Shares
Net Assets	$11,391,709
Shares Outstanding	1,219,593
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$9.34
Class C Shares
Net Assets	$28,415,780
Shares Outstanding	3,041,546
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$9.34
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

Six Months Ended
April 31, 2005

Investment Income
Interest allocated from Portfolios	$1,329,944
Dividends allocated from Portfolios	18,572
Security lending income allocated from Portfolios, net	41,888
Expenses allocated from Portfolios	(238,845)
Net investment income from Portfolios	$1,151,559
Expenses
Advisory and administration fee	$52,582
Trustees' fees and expenses	542
Distribution and service fees Class A	33,219
Class B	61,505
Class C	132,761
Registration fees	32,569
Transfer and dividend disbursing agent fees	25,699
Legal and accounting services	16,689
Custodian fee	16,356
Printing and postage	7,400
Miscellaneous	4,809
Total expenses	$384,131
Deduct - Reduction of advisory and administration fee	$52,582
Total expense reductions	$52,582
Net expenses	$331,549
Net investment income	$820,010
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) - Investment transactions (identified cost basis)	$(1,892)
Financial futures contracts	2,538
Swap contracts	389
Net realized gain (loss)	$1,035
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(353,841)
Financial futures contracts	20,101
Swap contracts	677
Net change in unrealized appreciation (depreciation)	$(333,063)
Net realized and unrealized loss	$(332,028)
Net increase in net assets from operations	$487,982

See notes to financial statements

5

Eaton Vance Low Duration Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations - Net investment income	$820,010	$1,262,234	$943,378
Net realized gain (loss) from investment transactions, financial futures contracts and swaps contracts	1,035	(364,127)	(698,481)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swaps contracts	(333,063)	26,434	(1,272,184)
Net increase (decrease) in net assets from operations	$487,982	$924,541	$(1,027,287)
Distributions to shareholders - From net investment income
Class A	$(475,978)	$(1,421,359)	$(2,576,212)
Class B	(172,849)	(363,491)	(594,040)
Class C	(462,312)	(1,079,571)	(1,733,870)
Total distributions to shareholders	$(1,111,139)	$(2,864,421)	$(4,904,122)
Transactions in shares of beneficial interest - Proceeds from sale of shares
Class A	$3,070,740	$13,883,724	$108,397,413
Class B	1,243,977	4,784,196	21,510,475
Class C	3,483,103	5,435,107	69,606,722
Net asset value of shares issued to shareholders in payment of distributions declared Class A	290,985	870,521	1,611,573
Class B	99,592	222,589	384,597
Class C	295,494	646,755	1,031,021
Cost of shares redeemed Class A	(17,122,761)	(41,096,625)	(70,522,597)
Class B	(2,945,517)	(6,621,592)	(14,266,314)
Class C	(9,585,394)	(25,854,783)	(31,632,195)
Net asset value of shares exchanged Class A	921,806	1,636,117	-
Class B	(921,806)	(1,636,117)	-
Net increase (decrease) in net assets from Fund share transactions	$(21,169,781)	$(47,730,108)	$86,120,695
Net increase (decrease) in net assets	$(21,792,938)	$(49,669,988)	$80,189,286
Net Assets
At beginning of period	$86,664,085	$136,334,073	$56,144,787
At end of period	$64,871,147	$86,664,085	$136,334,073
Accumulated net investment income (loss) included in net assets
At end of period	(328,588)	$(37,459)	$8,172

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

6

Eaton Vance Low Duration Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value - Beginning of period	$9.420		$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.127		$0.142		$0.098	$0.056
Net realized and unrealized gain (loss)	(0.042)		(0.027)		(0.120)	0.035
Total income (loss) from operations	$0.085		$0.115		$(0.022)	$0.091
Less distributions
From net investment income	$(0.165)		$(0.285)		$(0.378)	$(0.101)
Total distributions	$(0.165)		$(0.285)		$(0.378)	$(0.101)
Net asset value - End of period	$9.340		$9.420		$9.590	$9.990
Total Return(4)	0.92%		1.22%		(0.23)%	0.91%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$25,064		$38,147		$63,709	$27,033
Ratios (As a percentage of average daily net assets): Net expenses(5)	1.23	%(6)	1.20	%(6)	1.21%	1.16	%(6)
Net expenses after custodian fee reduction(5)	1.23	%(6)	1.20	%(6)	1.21%	1.16	%(6)
Net investment income	2.74	%(6)	1.80	%(6)	1.00%	2.18	%(6)
Portfolio Turnover of the Investment Portfolio	35%		92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	32%		67%		-	-

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets): Expenses(5)	1.38	%(6)	1.31	%(6)	1.23%	2.20	%(6)
Expenses after custodian fee reduction(5)	1.38	%(6)	1.31	%(6)	1.23%	2.20	%(6)
Net investment income	2.59	%(6)	1.69	%(6)	0.98%	1.14	%(6)
Net investment income per share	$0.120		$0.134		$0.096	$0.030

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

7

Eaton Vance Low Duration Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value - Beginning of period	$9.420		$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.092		$0.083		$0.024	$0.039
Net realized and unrealized gain (loss)	(0.042)		(0.028)		(0.121)	0.033
Total income (loss) from operations	$0.050		$0.055		$(0.097)	$0.072
Less distributions
From net investment income	$(0.130)		$(0.225)		$(0.303)	$(0.082)
Total distributions	$(0.130)		$(0.225)		$(0.303)	$(0.082)
Net asset value - End of period	$9.340		$9.420		$9.590	$9.990
Total Return(4)	0.54%		0.58%		(0.98)%	0.72%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11,392		$14,022		$17,547	$10,725
Ratios (As a percentage of average daily net assets): Net expenses(5)	1.98	%(6)	1.95	%(6)	1.96%	1.91	%(6)
Net expenses after custodian fee reduction(5)	1.98	%(6)	1.95	%(6)	1.96%	1.91	%(6)
Net investment income	1.99	%(6)	1.05	%(6)	0.25%	1.49	%(6)
Portfolio Turnover of the Investment Portfolio	35%		92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	32%		67%		-	-

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets): Expenses(5)	2.13	%(6)	2.06	%(6)	1.98%	2.95	%(6)
Expenses after custodian fee reduction(5)	2.13	%(6)	2.06	%(6)	1.98%	2.95	%(6)
Net investment income	1.84	%(6)	0.94	%(6)	0.23%	0.45	%(6)
Net investment income per share	$0.085		$0.074		$0.023	$0.013

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

8

Eaton Vance Low Duration Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Period Ended		Year Ended December 31,
	(Unaudited)(1)		October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value - Beginning of period	$9.420		$9.590		$9.980	$10.000
Income (loss) from operations
Net investment income	$0.100		$0.095		$0.040	$0.041
Net realized and unrealized gain (loss)	(0.043)		(0.028)		(0.112)	0.025
Total income (loss) from operations	$0.057		$0.067		$(0.072)	$0.066
Less distributions
From net investment income	$(0.137)		$(0.237)		$(0.318)	$(0.086)
Total distributions	$(0.137)		$(0.237)		$(0.318)	$(0.086)
Net asset value - End of period	$9.340		$9.420		$9.590	$9.980
Total Return(4)	0.61%		0.71%		(0.74)%	0.66%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$28,416		$34,495		$55,078	$18,387
Ratios (As a percentage of average daily net assets): Net expenses(5)	1.83	%(6)	1.80	%(6)	1.81%	1.76	%(6)
Net expenses after custodian fee reduction(5)	1.83	%(6)	1.80	%(6)	1.81%	1.76	%(6)
Net investment income	2.14	%(6)	1.20	%(6)	0.41%	1.56	%(6)
Portfolio Turnover of the Investment Portfolio	35%		92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	32%		67%		-	-

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets): Expenses(5)	1.98	%(6)	1.91	%(6)	1.83%	2.80	%(6)
Expenses after custodian fee reduction(5)	1.98	%(6)	1.91	%(6)	1.83%	2.80	%(6)
Net investment income	1.99	%(6)	1.09	%(6)	0.39%	0.52	%(6)
Net investment income per share	$0.093		$0.086		$0.038	$0.015

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Low Duration Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in three Portfolios, Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio (the Portfolios), which are New York Trusts. Consistent with its investment objectives and policies, the Fund may also invest in Cash Management Portfolio and Investment Grade Portfolio, which are also New York Trusts. The Fund does not currently invest in these portfolios. The investment objectives and policies of the Fund are the same as the Portfolios. Each of Government Obligations Portfolio and Floating Rate Portfolio has an investment objective and investment policies that are similar to or complementary to those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio, Government Obligations Portfolio and the Floating Rate Portfolio, (99.8%, 1.5% and 0.1%, respectively, at April 30, 2005). A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - The valuation policies of the Investment Portfolio and Government Obligations Portfolio are as follows: Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that

10

Eaton Vance Low Duration Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $7,785,737 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2012 ($3,697,770), October 31, 2011 ($4,082,489) and October 31, 2010 ($5,478).

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

11

Eaton Vance Low Duration Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2005, there were no credits earned by the Fund.

H  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	328,126	1,441,186	10,992,365
Issued to shareholders electing to receive payments of distributions in Fund shares	31,088	91,629	165,077
Redemptions	(1,824,200)	(4,312,919)	(7,221,795)
Exchange from Class B shares	98,636	188,030	-
Net increase (decrease)	(1,366,350)	(2,592,074)	3,935,647
Class B	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	133,231	504,480	2,179,780
Issued to shareholders electing to receive payments of distributions in Fund shares	10,641	23,458	39,350
Redemptions	(314,583)	(681,260)	(1,462,954)
Exchange to Class A shares	(98,601)	(187,926)	-
Net increase (decrease)	(269,312)	(341,248)	756,176
Class C	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
Sales	371,650	571,485	7,044,115
Issued to shareholders electing to receive payments of distributions in Fund shares	31,572	68,127	105,670
Redemptions	(1,023,402)	(2,720,460)	(3,248,823)
Net increase (decrease)	(620,180)	(2,080,848)	3,900,962

(1)  For the ten-months ended October 31, 2004.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and

12

Eaton Vance Low Duration Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. Effective March 15, 2004, Eaton Vance agreed to waive its 0.15% fee in its entirety, such agreement being memorialized in a Fee Waiver Agreement between EVM and the Fund. For the six months ended April 30, 2005, the advisory and administration fee amounted to $52,582. Pursuant to the waiver, EVM waived $52,582 of the Fund's investment advisory and administrative fee for the six months ended April 30, 2005. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $2,592 in sub-transfer agent fees. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, received $936 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $46,129 and $93,714 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 75% (annualized) and 0.60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $790,000, and $4,134,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2005 amounted to $33,219, $15,376 and $39,047 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $3,150, $33,000, and $1,000 of CDSC paid by shareholders for Class A, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2005.

13

Eaton Vance Low Duration Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended April 30, 2005 aggregated $18,032,958, and $34,510,728, respectively. Increases and decreases in the Fund's investment in the Government Obligations Portfolio for the six months ended April 30, 2005 aggregated $5,159,031, and $8,231,929, respectively. Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2005 aggregated $245,598 and $3,006,723, respectively.

8  Investment in Portfolios

For the six months ended April 30, 2005, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Investment Portfolio	Government Obligations Portfolio	Floating Rate Portfolio	Total
Dividend & interest income	$782,108	$398,917	$167,491	$1,348,516
Security lending income	-	41,888	-	41,888
Expenses	(152,817)	(66,618)	(19,410)	(238,845)
Net investment income	$629,291	$374,187	$148,081	$1,151,559
Net realized gain (loss) -
Investment transactions (identified cost basis)	$-	$3,294	$(5,186)	$(1,892)
Financial futures contracts	-	2,538	-	2,538
Swap contracts	-	-	389	389
Net realized gain (loss)	$-	$5,832	$(4,797)	$1,035
Change in unrealized appreciation (depreciation)
Investments	$(205,255)	$(160,655)	$12,069	$(353,841)
Financial futures contracts	-	20,101	-	20,101
Swap contracts	-	-	677	677
Net change in unrealized appreciation (depreciation)	$(205,255)	$(140,554)	$12,746	$(333,063)

9  Fiscal Year End Change

Effective October 15, 2004 the Fund changed its fiscal year end to October 31, 2004.

10  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	6,518,305	49,840
James B. Hawkes	6,518,305	49,840
Samuel L. Hayes, III	6,518,305	49,840
William H. Park	6,515,304	52,841
Ronald A. Pearlman	6,518,305	49,840
Norton H. Reamer	6,518,305	49,840
Lynn A. Stout	6,519,367	48,778
Ralph F. Verni	6,519,367	48,778

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

14

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Low Duration Fund (the "Fund") is a fund of funds that may invest in five Portfolios, Cash Management, Floating Rate, Government Obligations, Investment Grade Income and Investment Portfolios (together, the "Portfolios"), for which Boston Management and Research serves as investment adviser. Eaton Vance Management ("Eaton Vance") serves as the investment adviser to the Fund. The investment advisory agreement between Eaton Vance and the Fund and the investment advisory agreements between Boston Management and Research and the Portfolios each provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund or Portfolio, as applicable, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or Portfolio, as applicable, or by vote of a majority of the outstanding interests of the Fund or Portfolio, as applicable.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio and the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio and the Fund for the services described therein.

The Special Committee also considered each investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio's investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund, each Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available to each investment adviser were appropriate to fulfill its duties on behalf of the applicable Portfolio.

In its review of comparative information with respect to Fund investment performance the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio and the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and taking into consideration the voluntary elimination of the advisory and administration fee paid by the Fund to Eaton Vance prior to March 15, 2004, the Fund's expense ratio is reasonable.

15

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of each investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee noted in particular that effective March 15, 2004, Eaton Vance and the Fund entered into a contractual agreement pursuant to which Eaton Vance agreed to eliminate the annual administration fee previously payable by the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each of the Floating Rate Portfolio, Government Obligations Portfolio and Investment Grade Income Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with such Portfolios and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

16

Investment Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs - 103.3%
Security	Principal Amount (000's omitted)	Value
FHLMC:
3.21%, with maturity at 2025(1)	$1,708	$1,743,591
8.00%, with various maturities to 2025	2,404	2,483,668
9.25%, with maturity at 2017	547	577,936
		$4,805,195
FNMA:
3.157%, with maturity at 2018(1)	$312	$316,233
3.567%, with maturity at 2036(1)	1,869	1,899,916
4.15%, with maturity at 2036(1)	2,152	2,197,494
9.00%, with maturity at 2011	1,866	1,984,103
9.50%, with maturity at 2009	2,405	2,591,771
9.50%, with maturity at 2022	2,202	2,482,267
15.00%, with maturity at 2013	2,298	2,832,472
		$14,304,256
GNMA:
11.00%, with maturity at 2016	$220	$251,673
		$251,673
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	$2,150	$2,317,407
FHLMC, Series 1577, Class PH, 6.30%, due 2023	1,758	1,790,061
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,867	1,921,465
FHLMC, Series 1671, Class HA, 4.01%, due 2024(2)	2,500	2,508,579
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	851	869,990
FHLMC, Series 2791, Class FI, 3.30375%, due 2031(2)	2,765	2,769,200
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,075,138
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,674	1,759,050
FNMA, Series G97-4, Class FA, 3.64375%, due 2027(2)	708	717,847
GNMA, Series 2002-5, Class FP, 3.52%, due 2032(2)	7,587	7,590,822
		$24,319,559
Total Mortgage Pass-Throughs (identified cost $44,069,366)		$43,680,683

Auction-Rate Securities - 2.3%(3)
Security	Shares	Value
Calamos Convertible Opportunities and Income Fund	40	$1,000,000
Total Auction-Rate Securities (identified cost $1,000,000)		$1,000,000
Commercial Paper - 11.4%
Security	Principal Amount (000's omitted)	Value
Broadhollow Funding, LLC, 3.10%, 5/2/05	$1,900	$1,899,834
Asset One Securitization, LLC, 2.93%, 5/6/05	400	399,838
Bavaria TRR Corp., 2.85%, 5/3/05	470	469,926
Hilton Managers Acceptance Corp., 2.94%, 5/3/05	550	549,910
Main Street Warehouse, LLC, 3.00%, 5/4/05	680	679,830
Orchid Funding Corp., 2.95%, 5/9/05	500	499,672
Total Fina Elf Capital, 2.83%, 5/2/05	312	311,976
Total Commercial Paper (at amortized cost, $4,810,986)		$4,810,986
Total Investments - 117.0% (identified cost $49,880,352)		$49,491,669
Other Assets, Less Liabilities - (17.0)%		$(7,199,871)
Net Assets - 100.0%		$42,291,798

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

(1)  Adjustable rate mortgage.

(2)  Floating-rate security

(3)  Represents preferred shares of a closed-end management investment company. Dividend rates reset every seven days.

See notes to financial statements

1

Investment Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $49,880,352)	$49,491,669
Cash	49,740
Receivable for investments sold	32,424
Interest receivable	192,638
Total assets	$49,766,471
Liabilities
Payable for investments purchased	$7,452,553
Payable to affiliate for Trustees' fees	488
Accrued expenses	21,632
Total liabilities	$7,474,673
Net Assets applicable to investors' interest in Portfolio	$42,291,798
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$42,680,481
Net unrealized depreciation (computed on the basis of identified cost)	(388,683)
Total	$42,291,798

Statement of Operations

Six Months Ended
April 30, 2005

Investment Income
Interest	$765,238
Dividends	18,612
Total investment income	$783,850
Expenses
Investment adviser fee	$115,829
Trustees' fees and expenses	2,945
Custodian fee	23,830
Legal and accounting services	7,989
Miscellaneous	2,869
Total expenses	$153,462
Deduct - Reduction of custodian fee	$305
Total expense reductions	$305
Net expenses	$153,157
Net investment income	$630,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$-
Net realized loss	$-
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(205,686)
Net change in unrealized appreciation (depreciation)	$(205,686)
Net realized and unrealized loss	$(205,686)
Net increase in net assets from operations	$425,007

See notes to financial statements

2

Investment Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations - Net investment income	$630,693	$819,651	$671,832
Net realized loss from investment transactions	-	(70,967)	(26,460)
Net change in unrealized appreciation (depreciation) from investments	(205,686)	(45,773)	(137,263)
Net increase in net assets from operations	$425,007	$702,911	$508,109
Capital transactions - Contributions	$18,032,958	$75,179,725	$244,906,169
Withdrawals	(34,510,728)	(89,695,225)	(198,315,283)
Net increase (decrease) in net assets from capital transactions	$(16,477,770)	$(14,515,500)	$46,590,886
Net increase (decrease) in net assets	$(16,052,763)	$(13,812,589)	$47,098,995
Net Assets
At beginning of period	$58,344,561	$72,157,150	$25,058,155
At end of period	$42,291,798	$58,344,561	$72,157,150

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

3

Investment Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Period Ended		Year Ended December 31,
	(Unaudited)		October 31, 2004(1)		2003	2002(2)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.67	%(3)	0.62	%(3)	0.59%	0.50	%(3)
Net expenses after custodian fee reduction	0.66	%(3)	0.62	%(3)	0.59%	0.50	%(3)
Net investment income	2.73	%(3)	1.51	%(3)	0.92%	0.84	%(3)
Portfolio Turnover	35%		92%		43%	0%
Total Return	0.95%		1.29%		0.74%	0.23%
Net assets, end of period (000's omitted)	$42,292		$58,345		$72,157	$25,058

†  The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.07	%(3)
Expenses after custodian fee reduction	1.07	%(3)
Net investment income	0.27	%(3)

(1)  For the ten-month period ended October 31, 2004.

(2)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

See notes to financial statements

4

Investment Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Low Duration Fund held an approximate 99.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by an independent pricing service. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2005, $305 in credit balances were used to reduce the Portfolio's custodian fee.

G  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

H  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

5

Investment Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the six months ended April 30, 2005, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such period and amounted to $115,829. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $21,727,528 and $12,819,228, respectively.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$49,880,352
Gross unrealized appreciation	$37,638
Gross unrealized depreciation	(426,321)
Net unrealized depreciation	$(388,683)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2005, there were no outstanding obligations under these financial instruments.

7  Fiscal Year End Change

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

6

Investment Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Investment Portfolio and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

Investment Portfolio is one of five underlying funds (each a "Portfolio") in which Eaton Vance Low Duration Income Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to each Portfolio. Eaton Vance Management ("Eaton Vance") serves as the investment adviser to the Fund. Each of the Fund and the Portfolios has entered into an investment advisory agreement with its investment adviser.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio and the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio and the Fund for the services described therein.

The Special Committee also considered each investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund, each Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available to each investment adviser were appropriate to fulfill its duties on behalf of the applicable Portfolio.

In its review of comparative information with respect to Fund investment performance the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio and the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and taking into consideration the voluntary elimination of the administration fee paid by the Fund to Eaton Vance prior to March 15, 2004, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of each investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

7

Investment Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

8

Eaton Vance Low Duration Fund

INVESTMENT MANAGEMENT

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Portfolio

Officers
Mark S. Venezia
President
Christine Johnston
Vice President and Co-Portfolio Manager
Susan Schiff
Vice President and Co-Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

17

Fund Investment Adviser and Administrator
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Mutual Funds Trust

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1560-6/05  LDSRC

Semiannual Report April 30, 2005

EATON VANCE
STRATEGIC
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call
1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Strategic Income Fund as of April 30, 2005

INVESTMENT UPDATE

Mark S. Venezia

Portfolio Manager

The Fund

Performance for the Past Six Months

•    The Fund’s Class A shares had a total return of 3.02% for the six months ended April 30, 2005.(1) This return resulted from a decrease in net asset value share (NAV) to $7.98 on April 30, 2005 from $8.03 on October 31, 2004, and the reinvestment of $0.292 in dividends.

•    The Fund’s Class B shares had a total return of 2.61% for the six months ended April 30, 2005. (1) This return resulted from a decrease in NAV to $7.55 on April 30, 2005 from $7.60 on October 31, 2004, and the reinvestment of $0.249 in dividends.

•    The Fund’s Class C shares had a total return of 2.82% for the six months ended April 30, 2005. (1) This return resulted from a decrease in NAV to $9.55 on April 30, 2005 from $9.61 on October 31, 2004, and the reinvestment of $0.331 in dividends.

•    In comparison, the Lehman Brothers Aggregate Bond Index – an unmanaged index composed of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities – had a return of 0.98% for the six months ended April 30, 2005. (2)

Recent Fund Developments

•    The Fund seeks to provide a high level of income and total return by investing in a global portfolio consisting primarily of high-grade debt securities. The Fund will also invest in income-producing securities and derivative instruments in different countries and currencies, and with various credit ratings, including those below investment-grade quality. At April 30, 2005, the Fund was invested in Strategic Income Portfolio, High Income Portfolio and Floating Rate Portfolio.

•    Although credit spreads over Treasuries remained historically narrow through February, they widened dramatically in the last two months of the period. The Federal Reserve continued its anti-inflation posture. In May 2005, the Fed again raised the Federal Funds rate – its main policy instrument – the eighth such rate hike since June 2004. Given the low yields available in the market and the Fed’s hawkishness, the Fund’s domestic exposures were kept to a minimum. Management adjusted the Fund’s asset allocation during the period in response to declining spreads, lowering its exposure to domestic below-investment-grade bonds and their equivalent swaps from 22.3% to 15.1%, and to mortgage-backed securities (MBS), from 53.8% to 42.7%.(3) With lowered exposures to fixed-rate corporates, the Fund found better value in collateralized syndicated loans, increasing its investments in Floating Rate Portfolio. At April 30, 2005, the Fund’s investment in Floating Rate Portfolio represented 19.2% of the Fund’s net assets. (3)

•    MBS again outpaced the Treasury bond market. Seasoned MBS spreads tightened roughly 100 basis points (1.00%), and prepayment rates declined – both contributing to the relatively strong performance of the MBS sector, in which the Fund was overweighted.

•    The Fund again benefited from selected foreign exchange positions. Although Strategic Income Portfolio cut back its successful position in the Turkish lira, it maintained positions in the Slovak koruna and the Polish zloty. The Portfolio benefited from attractive spreads over the euro in those countries. The koruna and zloty positions were cross-hedged against the euro, which declined roughly 3% during the period. Currency positions in Asia generally fared well, with the exception of the declining Indonesian rupiah.

•    The Fund’s performance benefited from its relatively low exposure to high-yield bonds. High-yield spreads rose 50 basis points (0.50%) during the period, ending at around 425 basis points (4.25%) over Treasuries at April 30, 2005. We have maintained our conservative positioning because the combination of pristine corporate balance sheets, liberal bank lending, low interest rates and moderate economic growth cannot, in our view, be sustained. If that is the case, it could result in further spread widening.

•    The Fund had a short duration – 1.62 years at April 30, 2005. Duration is a measure of the Fund’s responsiveness to changes in interest rates.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1) These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were reflected, performance would have been lower. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (3) Fund allocations are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Strategic Income Fund as of April 30, 2005

P E R F O R M A N C E

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	7.25%	6.44%	6.59%
Five Years	6.44	5.61	5.66
Ten Years	N.A.	7.44	7.32
Life of Fund †	5.82	6.09	7.05

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.14%	1.46%	5.60%
Five Years	5.40	5.33	5.66
Ten Years	N.A.	7.44	7.32
Life of Fund †	5.11	6.09	7.05

†Inception Dates – Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

(1)  Returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Fund Sector Breakdown (2)

(2)  The Fund Sector Breakdown reflects the Fund’s investment in Strategic Income Portfolio, High Income Portfolio and Floating Rate Portfolio as of 4/30/05. In addition to Sector net assets, the Global position includes the notional value of long forward currency contracts, long equity derivatives, and short credit default swap positions; and the U.S. Corporate Obligations position includes the notional value of long high yield total return swap positions. All of the aforementioned derivatives are added to the net assets of the Fund to get the gross assets of the Fund. Then each sector is divided by the amount of gross assets to calculate its percentage allocation in the Fund Sector Breakdown. Fund Statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Foreign Positions

By total net assets. Positions are in Local Currency unless otherwise noted.

Slovakia	7.1%
Indonesia**	6.1
Poland	2.7
India	2.6
Taiwan	2.5
Romania	2.3
Iceland	1.9
New Zealand	1.9
Thailand	1.5
Colombia	1.1
Germany*	1.0
Turkey	0.9
Japan*	0.4
Philippines	0.1
Morocco*	0.1
Korea	0.1

*Position is in Hard Currency.

** Position is in Local Currency and Hard

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Strategic Income Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Strategic Income Fund

	Beginning Account Value (11/1/04)	Ending Account Value (4/30/05)	Expenses Paid During Period * (11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,030.20	$5.24
Class B	$1,000.00	$1,027.50	$9.00
Class C	$1,000.00	$1,028.20	$9.00

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.60	$5.21
Class B	$1,000.00	$1,015.90	$8.95
Class C	$1,000.00	$1,015.90	$8.95

*            Expenses are equal to the Fund’s annualized expense ratio of 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of the Fund and the Portfolios.

4

Eaton Vance Strategic Income Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Strategic Income Portfolio, at value (identified cost, $381,141,507)	$370,888,920
Investment in High Income Portfolio, at value (identified cost, $56,581,728)	58,513,494
Investment in Floating Rate Portfolio, at value (identified cost, $99,544,297)	99,751,226
Receivable for Fund shares sold	2,117,437
Total assets	$531,271,077
Liabilities
Payable for Fund shares redeemed	$8,690,172
Dividends payable	1,634,318
Payable to affiliate for distribution and service fees	97,503
Payable to affiliate for Trustees' fees	218
Accrued expenses	125,442
Total liabilities	$10,547,653
Net Assets	$520,723,424
Sources of Net Assets
Paid-in capital	$561,587,785
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(24,477,038)
Overdistributed net investment income	(8,273,431)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(8,113,892)
Total	$520,723,424
Class A Shares
Net Assets	$195,126,514
Shares Outstanding	24,442,733
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.98
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.98)	$8.38
Class B Shares
Net Assets	$196,170,825
Shares Outstanding	25,966,082
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$7.55
Class C Shares
Net Assets	$129,426,085
Shares Outstanding	13,553,047
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$9.55
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest allocated from Portfolios (net of foreign taxes, $33,853)	$11,911,716
Dividends allocated from Portfolios	97,134
Expenses allocated from Portfolios	(1,591,056)
Net investment income from Portfolios	$10,417,794
Expenses
Trustees' fees and expenses	$1,304
Distribution and service fees Class A	241,429
Class B	972,712
Class C	580,501
Transfer and dividend disbursing agent fees	217,621
Registration fees	52,974
Printing and postage	43,802
Legal and accounting services	37,107
Custodian fee	23,190
Miscellaneous	12,397
Total expenses	$2,183,037
Net investment income	$8,234,757
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) - Investment transactions (identified cost basis)	$885,592
Financial futures contracts	(245,589)
Swap contracts	3,774,015
Foreign currency and forward foreign currency exchange contract transactions	9,286,062
Net realized gain	$13,700,080
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,463,742)
Financial futures contracts	(1,226,132)
Swap contracts	(1,054,390)
Foreign currency and forward foreign currency exchange contracts	(3,024,860)
Net change in unrealized appreciation (depreciation)	$(8,769,124)
Net realized and unrealized gain	$4,930,956
Net increase in net assets from operations	$13,165,713

See notes to financial statements

5

Eaton Vance Strategic Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$8,234,757	$12,664,174
Net realized gain from investments, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	13,700,080	13,471,073
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(8,769,124)	(214,745)
Net increase in net assets from operations	$13,165,713	$25,920,502
Distributions to shareholders - From net investment income Class A	$(7,010,422)	$(8,741,465)
Class B	(6,371,207)	(14,413,024)
Class C	(3,805,231)	(6,339,755)
Total distributions to shareholders	$(17,186,860)	$(29,494,244)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$76,983,067	$90,770,693
Class B	23,771,004	58,964,653
Class C	35,126,866	45,837,605
Net asset value of shares issued to shareholders in payment of	distributions declared
Class A	3,719,733	4,726,882
Class B	2,410,068	5,416,182
Class C	1,832,035	3,087,539
Cost of shares redeemed Class A	(47,368,956)	(30,475,986)
Class B	(19,017,717)	(38,918,733)
Class C	(9,853,931)	(18,888,221)
Net asset value of shares exchanged
Class A	1,503,252	49,615,502
Class B	(1,503,252)	(49,615,502)
Net increase in net assets from Fund share transactions	$67,602,169	$120,520,614
Net increase in net assets	$63,581,022	$116,946,872

Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
At beginning of period	$457,142,402	$340,195,530
At end of period	$520,723,424	$457,142,402
(Overdistributed) net investment income
At end of period	$(8,273,431)	$678,672

See notes to financial statements

6

Eaton Vance Strategic Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$8.030		$8.100	$7.550	$8.030	$8.360	$9.110
Income (loss) from operations
Net investment income	$0.149		$0.286	$0.336	$0.504	$0.705	$0.795
Net realized and unrealized gain (loss)	0.093		0.273	0.883	(0.286)	(0.250)	(0.698)
Total income from operations	$0.242		$0.559	$1.219	$0.218	$0.455	$0.097
Less distributions
From net investment income	$(0.292)		$(0.629)	$(0.669)	$(0.670)	$(0.723)	$(0.847)
From paid-in capital	-		-	-	(0.028)	(0.062)	-
Total distributions	$(0.292)		$(0.629)	$(0.669)	$(0.698)	$(0.785)	$(0.847)
Net asset value - End of period	$7.980		$8.030	$8.100	$7.550	$8.030	$8.360
Total Return(3)	3.02%		7.18%	16.65%	2.68%	5.69%	0.88%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$195,127		$162,022	$48,738	$17,418	$12,352	$10,350
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.04	%(5)	1.06%	1.11%	1.17%	1.21%	1.19%
Expenses after custodian fee reduction(4)	1.04	%(5)	1.06%	1.11%	1.17%	1.21%	1.19%
Net investment income	3.72	%(5)	3.57%	4.19%	6.39%	8.63%	8.83%
Portfolio Turnover of the Strategic Income Portfolio	35%		55%	71%	63%	54%	49%
Portfolio Turnover of the High Income Portfolio	31%		80%	122%	88%	-	-
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.095, decrease net realized and unrealized loss per share by $0.095 and decrease the ratio of net investment income to average net assets from 7.58% to 6.39%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Strategic Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$7.600		$7.660	$7.150	$7.600	$7.910	$8.610
Income (loss) from operations
Net investment income	$0.114		$0.224	$0.269	$0.425	$0.607	$0.674
Net realized and unrealized gain (loss)	0.085		0.254	0.817	(0.272)	(0.241)	(0.651)
Total income from operations	$0.199		$0.478	$1.086	$0.153	$0.366	$0.023
Less distributions
From net investment income	$(0.249)		$(0.538)	$(0.576)	$(0.575)	$(0.614)	$(0.723)
From paid-in capital	-		-	-	(0.028)	(0.062)	-
Total distributions	$(0.249)		$(0.538)	$(0.576)	$(0.603)	$(0.676)	$(0.723)
Net asset value - End of period	$7.550		$7.600	$7.660	$7.150	$7.600	$7.910
Total Return(3)	2.61%		6.47%	15.61%	1.96%	4.82%	0.07%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$196,171		$191,765	$217,341	$173,780	$163,261	$152,535
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.79	%(5)	1.81%	1.86%	1.93%	1.96%	1.98%
Expenses after custodian fee reduction(4)	1.79	%(5)	1.81%	1.86%	1.93%	1.96%	1.98%
Net investment income	2.99	%(5)	2.95%	3.57%	5.68%	7.83%	7.99%
Portfolio Turnover of the Strategic Income Portfolio	35%		55%	71%	63%	54%	49%
Portfolio Turnover of the High Income Portfolio	31%		80%	122%	88%	-	-
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.090, decrease net realized and unrealized loss per share by $0.090 and decrease the ratio of net investment income to average net assets from 6.86% to 5.68%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Strategic Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$9.610		$9.690	$9.040	$9.610	$9.990	$10.870
Income (loss) from operations
Net investment income	$0.143		$0.277	$0.337	$0.538	$0.773	$0.850
Net realized and unrealized gain (loss)	0.112		0.324	1.041	(0.346)	(0.304)	(0.826)
Total income from operations	$0.255		$0.601	$1.378	$0.192	$0.469	$0.024
Less distributions
From net investment income	$(0.315)		$(0.681)	$(0.728)	$(0.734)	$(0.787)	$(0.904)
From paid-in capital	-		-	-	(0.028)	(0.062)	-
Total distributions	$(0.315)		$(0.681)	$(0.728)	$(0.762)	$(0.849)	$(0.904)
Net asset value - End of period	$9.550		$9.610	$9.690	$9.040	$9.610	$9.990
Total Return(3)	2.82	%(4)	6.45%	15.68%	1.95%	4.90%	0.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$129,426		$103,355	$74,117	$45,414	$44,603	$40,023
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.79	%(6)	1.81%	1.86%	1.93%	1.96%	2.00%
Expenses after custodian fee reduction(5)	1.79	%(6)	1.81%	1.86%	1.93%	1.96%	2.00%
Net investment income	2.97	%(6)	2.89%	3.53%	5.69%	7.89%	7.94%
Portfolio Turnover of the Strategic Income Portfolio	35%		55%	71%	63%	54%	49%
Portfolio Turnover of the High Income Portfolio	31%		80%	122%	88%	-	-
Portfolio Turnover of the Floating Rate Portfolio	32%		67%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.113, decrease net realized and unrealized loss per share by $0.113 and decrease the ratio of net investment income to average net assets from 6.88% to 5.69%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Strategic Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund is structured as a fund-of-funds and as of April 30, 2005, invested all of its investable assets in interests in three Portfolios: Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (the Portfolios), which are New York Trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (99.9%, 5.0%, and 1.6%, respectively, at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio and Floating Rate Portfolio. A copy of the financial statements of High Income Portfolio and Floating Rate Portfolio are available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Strategic Income Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Investments listed on securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or

10

Eaton Vance Strategic Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2004, the Fund, for Federal income tax purposes, had a capital loss carryover of $37,557,182 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006 ($1,984,147), October 31, 2007 ($7,933,008), October 31, 2009 ($9,854,300), October 31, 2010 ($14,208,464), October 31, 2011 ($1,234,272) and October 31, 2012 ($2,342,991). At October 31, 2004, the amount of the tax basis capital loss carryforward differed from the accumulated net realized loss due primarily to the timing of recording gain/loss on certain futures contracts.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2005, no credits were used to reduce the Fund's custodian fee.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles

11

Eaton Vance Strategic Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	9,514,546	11,264,577
Issued to shareholders electing to receive payments of distributions in Fund shares	459,601	590,344
Redemptions	(5,895,151)	(3,805,406)
Exchange from Class B shares	185,860	6,108,174
Net increase	4,264,856	14,157,689
Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	3,102,042	7,732,706
Issued to shareholders electing to receive payments of distributions in Fund shares	314,566	711,284
Redemptions	(2,483,362)	(5,121,629)
Exchange to Class A shares	(196,255)	(6,452,600)
Net increase (decrease)	736,991	(3,130,239)
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	3,623,872	4,752,598
Issued to shareholders electing to receive payments of distributions in Fund shares	189,166	321,344
Redemptions	(1,017,879)	(1,966,332)
Net increase	2,795,159	3,107,610

12

Eaton Vance Strategic Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations (see Note 5). EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2005, EVM earned $15,760 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $40,347 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD, amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 2005, the Fund paid or accrued $729,534 and $435,376, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $34,405,000 and $9,380,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for the fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales and commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2005 amounted to $241,429, $243,178, and $145,125 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund has been informed that EVD received approximately $100, $299,000 and $21,000 of CDSC paid by shareholders of Class A, Class B and Class C shares, respectively, during the six months ended April 30, 2005.

13

Eaton Vance Strategic Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 2005, aggregated $135,715,844 and $100,816,925, respectively. Decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2005 aggregated $15,000,000. Increases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2005 aggregated $36,000,000.

8  Investment in Portfolios

For the six months ended April 30, 2005, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Strategic Income Portfolio	High Income Portfolio	Floating Rate Portfolio	Total
Interest income (net of foreign taxes of $33,853, $0, $0 and $33,853, respectively)	$7,279,919	$2,667,998	$1,963,799	$11,911,716
Dividend income	88,667	8,467		97,134
Expenses	(1,185,729)	(180,250)	(225,077)	(1,591,056)
Net investment income	$6,182,857	$2,496,215	$1,738,722	$10,417,794
Net realized gain (loss) -
Investment transactions	$182,113	$761,704	$(58,225)	$885,592
Financial futures contracts	(245,589)			(245,589)
Swap contracts	3,769,439		4,576	3,774,015
Foreign currency and forward foreign currency exchange contracts	9,302,366	(16,304)		9,286,062
Net realized gain (loss)	$13,008,329	$745,400	$(53,649)	$13,700,080
Change in unrealized appreciation (depreciation) Investments	$(1,836,163)	$(1,683,442)	$55,863	$(3,463,742)
Financial futures contracts	(1,226,132)			(1,226,132)
Swap contracts	(1,058,651)		4,261	(1,054,390)
Foreign currency and forward foreign currency exchange contracts	(3,024,557)	(305)	2	(3,024,860)
Net change in unrealized appreciation (depreciation)	$(7,145,503)	$(1,683,747)	$60,126	$(8,769,124)

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	57,024,355	570,681
James B. Hawkes	57,058,739	536,296
Samuel L. Hayes, III	57,060,635	534,401
William H. Park	57,066,045	528,991
Ronald A. Pearlman	57,067,877	527,159
Norton H. Reamer	57,062,568	532,468
Lynn A. Stout	57,070,300	524,736
Ralph F. Verni	57,047,475	547,561

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

14

Strategic Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS

Bonds & Notes - 73.7%
Security	Principal	U.S. $ Value
Colombia - 1.4%
Republic of Colombia, 11.75%, 3/1/10	12,139,000,000	$5,265,779
Total Colombia (identified cost $5,102,995)		$5,265,779
Indonesia - 1.9%
APP Finance VI, 0.00%, 11/18/12(1)(2)	$4,000,000	$170,000
APP Finance VII, 3.50%, 4/30/03(1)(2)	2,000,000	240,000
DGS International Finance, 10.00%, 6/1/07(2)	2,000,000	25,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes, 10.00%, 7/1/07(2)	1,000,000	450,000
Indah Kiat International Finance, 12.50%, 6/15/06(2)	1,000,000	710,000
Indonesia Recapital, 14.00%, 6/15/09	45,000,000,000	5,263,142
Total Indonesia (identified cost $12,162,625)		$6,858,142
Morocco - 0.1%
Snap Ltd., 11.50%, 1/29/09 DEM	716,595	465,895
Total Morocco (identified cost $366,705)		$465,895
New Zealand - 2.6%
New Zealand Government, 7.00%, 7/15/09	12,600,000	9,598,687
Total New Zealand (identified cost $8,931,768)		$9,598,687
Philippines - 0.2%
Bayan Telecommunications, 13.50%, 7/15/06(2)(3)	$2,000,000	$630,000
Total Philippines (identified cost $1,917,237)		$630,000
United States - 67.5%
Corporate Bonds & Notes - 1.7%
Baltimore Gas and Electric, 6.73%, 6/12/12	$400,000	$443,752
BellSouth Capital Funding, 6.04%, 11/15/26	300,000	319,347
Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	452,749
Eaton Corp., 8.875%, 6/15/19	500,000	663,221
Ford Holdings, 9.30%, 3/1/30	1,000,000	958,386
General Motors Acceptance Corp., 8.875%, 6/1/10	1,000,000	1,015,452

Security	Principal	U.S. $ Value
United States (continued)
Ingersoll-Rand Co., 6.48%, 6/1/25	$1,050,000	$1,212,189
US Bancorp, 7.50%, 6/1/26	840,000	1,086,322
Willamette Industries, 7.35%, 7/1/26	50,000	57,088
Total Corporate Bonds & Notes (identified cost, $5,765,601)		$6,208,506
Collateralized Mortgage Obligations - 17.5%
Federal Home Loan Mortgage Corp.,
Series 1548, Class Z, 7.00%, 7/15/23	$1,510,150	$1,591,472
Federal Home Loan Mortgage Corp.,
Series 1817, Class Z, 6.50%, 2/15/26	1,247,498	1,316,485
Federal Home Loan Mortgage Corp.,
Series 1927, Class ZA, 6.50%, 1/15/27	4,715,286	4,943,464
Federal Home Loan Mortgage Corp.,
Series 4, Class D, 8.00%, 12/25/22	1,190,041	1,288,730
Federal National Mortgage Association,
Series 1993-104, Class ZB, 6.50%, 7/25/23	1,655,986	1,739,956
Federal National Mortgage Association,
Series 1993-141, Class Z, 7.00%, 8/25/23	3,818,279	4,060,218
Federal National Mortgage Association,
Series 1993-16, Class Z, 7.50%, 2/25/23	5,015,125	5,373,109
Federal National Mortgage Association,
Series 1993-79, Class PL, 7.00%, 6/25/23	3,385,442	3,589,542
Federal National Mortgage Association,
Series 1994-63, Class PJ, 7.00%, 12/25/23	10,755,000	11,018,444
Federal National Mortgage Association,
Series 1994-79, Class Z, 7.00%, 4/25/24	4,446,682	4,731,139
Federal National Mortgage Association,
Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,841,862	3,082,592
Federal National Mortgage Association,
Series 1996-35, Class Z, 7.00%, 7/25/26	1,148,972	1,221,512
Federal National Mortgage Association,
Series 2000-49, Class A, 8.00%, 3/18/27	3,839,786	4,141,920
Federal National Mortgage Association,
Series 2001-37, Class GA, 8.00%, 7/25/16	1,425,394	1,524,693
Federal National Mortgage Association,
Series G93-1, Class K, 6.675%, 1/25/23	5,383,587	5,650,642
Government National Mortgage Association,
Series 2001-35, Class K, 6.45%, 10/25/23	1,175,000	1,232,321
Government National Mortgage Association,
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,206,133
Merrill Lynch Trust, Series 45,
Class Z, 9.10%, 9/20/20	2,976,727	3,029,185
Total Collateralized Mortgage Obligations (identified cost, $65,792,722)		$64,741,557

See notes to financial statements

15

Strategic Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Mortgage Pass-Throughs - 45.7%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$9,972,927	$10,328,751
6.50% with various maturities to 2024	7,189,567	7,544,993
7.00% with various maturities to 2024	5,032,901	5,361,661
7.31% with maturity at 2026	840,060	901,068
7.50% with various maturities to 2026	19,032,194	20,510,698
7.95% with maturity at 2022	1,293,302	1,416,142
8.00% with various maturities to 2021	592,636	624,204
8.15% with maturity at 2021	1,107,527	1,150,958
8.30% with maturity at 2021	693,025	764,999
8.47% with maturity at 2018	597,455	659,347
8.50% with various maturities to 2028	5,198,206	5,759,541
9.00% with various maturities to 2027	2,813,604	3,135,553
9.25% with various maturities to 2016	549,749	581,015
9.50% with various maturities to 2027	1,039,970	1,169,117
9.75% with various maturities to 2020	128,830	140,567
10.00% with various maturities to 2025	1,220,011	1,391,969
10.25% with maturity at 2013	331,810	355,851
10.50% with various maturities to 2021	1,633,560	1,905,286
11.00% with various maturities to 2019	2,865,937	3,324,610
11.25% with maturity at 2010	31,690	35,075
12.50% with various maturities to 2019	361,306	424,256
12.75% with maturity at 2013	25,948	29,471
13.25% with maturity at 2013	4,921	5,756
13.50% with maturity at 2019	36,276	42,158
		$67,563,046
Federal National Mortgage Association:
4.008% with maturity at 2023(4)	$1,005,195	$1,034,867
6.50% with various maturities to 2028	10,494,358	11,008,571
7.00% with various maturities to 2024	2,684,149	2,859,303
7.50% with various maturities to 2026	19,970,679	21,233,238
8.00% with various maturities to 2028	21,787,886	23,785,757
8.50% with various maturities to 2026	809,978	863,860
8.91% with maturity at 2010	343,118	366,233
9.00% with various maturities to 2024	2,186,676	2,412,571
9.03% with maturity at 2028	2,958,158	3,288,117
9.50% with various maturities to 2030	4,427,848	4,990,255
10.50% with maturity at 2020	319,720	374,610
11.00% with various maturities to 2025	285,097	328,889
11.50% with maturity at 2019	271,325	316,265
12.00% with maturity at 2015	172,440	202,267
12.50% with maturity at 2015	942,965	1,106,377
12.75% with maturity at 2014	26,579	32,250
13.00% with various maturities to 2015	368,593	439,057
13.50% with various maturities to 2015	168,776	198,935
14.75% with maturity at 2012	578,805	701,762
		$75,543,184

Security	Principal	U.S. $ Value
United States (continued)
Government National Mortgage Association:
7.00% with various maturities to 2024	$5,527,289	$5,885,324
7.50% with various maturities to 2028	6,836,837	7,375,621
7.75% with maturity at 2019	50,682	55,192
8.00% with various maturities to 2023	2,664,887	2,904,351
8.30% with various maturities to 2020	650,444	712,949
8.50% with various maturities to 2021	480,992	523,726
9.00% with various maturities to 2025	1,884,982	2,096,977
9.50% with various maturities to 2026	5,598,977	6,360,113
12.50% with maturity at 2019	423,135	495,871
13.50% with maturity at 2014	27,903	34,224
		$26,444,348
Total Mortgage Pass-Throughs (identified cost, $169,328,489)		$169,550,578
Auction Rate Certificates - 2.1%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.25%, 7/1/32(4)	$7,900,000	$7,900,000
Total Auction Rate Certificates (identified cost, $7,900,000)		$7,900,000
U.S. Treasury Obligations - 0.5%
United States Treasury Bond, 7.875%, 2/15/21(5) - (identified cost, $1,834,785)	$1,500,000	$2,060,744
Total United States (identified cost $250,621,597)		$250,461,385
Total Bonds & Notes (identified cost, $279,102,927)		$273,279,888
Common Stocks - 0.1%
Security	Shares	U.S. $ Value
Indonesia - 0.1%
Business Services - 0.1%
APP China(6)(7)	8,155	$310,000
		$310,000
Total Indonesia (identified cost $1,522,635)		$310,000
Total Common Stocks (identified cost $1,522,635)		$310,000

See notes to financial statements

16

Strategic Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Auction-Rate Preferred Stocks(8) - 4.8%
Security	Shares	Value
Calamos Convertible Opportunities and Income Fund, 3.07%	80	$2,000,000
Cohen & Steers Advantage Income Realty Fund, Inc., 3.11%	80	2,000,000
Cohen & Steers Premium Income Realty Fund, Inc., 3.25%	200	5,000,000
Cohen & Steers Quality Income Realty Fund, Inc., 3.18%	120	3,000,000
Cohen & Steers REIT & Preferred Income Fund, Inc., 3.28%	160	4,000,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc., 3.12%	80	2,000,000
Total Auction-Rate Preferred Stocks (at amortized cost, $18,000,000)		$18,000,000
Commercial Paper - 24.5%
Security	Principal Amount (000's omitted)	Value
Autobahn Funding Co., 2.88%, 5/5/05	$1,400	$1,399,440
Autobahn Funding Co., 2.99%, 5/13/05	3,294	3,290,443
Bavaria TRR Corp., 2.84%, 5/3/05	6,600	6,598,438
Bavaria TRR Corp., 2.85%, 5/3/05	5,900	5,898,599
Brahms Funding Corp., 3.00%, 5/5/05	2,915	2,913,785
Brahms Funding Corp., 3.01%, 5/6/05	1,103	1,102,447
Broadhollow Funding, LLC, 3.05%, 5/2/05	2,000	1,999,661
Check Point Charlie, Inc., 3.00%, 5/12/05	7,000	6,993,000
George Street Finance, LLC, 2.86%, 5/6/05	6,000	5,997,140
George Street Finance, LLC, 2.96%, 5/11/05	5,100	5,095,387
Gotham Funding Corp., 3.00%, 5/13/05	6,006	5,999,494
Hilton Managers Acceptance Corp., 2.94%, 5/3/05	814	813,801
Manhattan Asset Funding Co., 2.82%, 5/2/05	2,531	2,530,603
Maximillian Capital Corp., 2.96%, 5/9/05	2,515	2,513,139
Mortgage & Realty Trust, 2.90%, 5/5/05	6,000	5,997,583
Park Granada, LLC, 3.00%, 5/9/05	1,168	1,167,124
Rhineland Funding Capital Corp., 2.85%, 5/3/05	4,767	4,765,868
Rhineland Funding Capital Corp., 2.89%, 5/9/05	3,485	3,482,482
Southern Company, 2.77%, 5/2/05	4,500	4,499,308
World Omni Vehicle Leasing, 2.84%, 5/4/05	1,600	1,599,495
World Omni Vehicle Leasing, 2.88%, 5/4/05	8,000	7,997,440
World Omni Vehicle Leasing, 2.93%, 5/10/05	5,500	5,495,524
World Omni Vehicle Leasing, 3.00%, 5/10/05	2,700	2,697,750
Total Commercial Paper (at amortized cost, $90,847,951)		$90,847,951

Call Options Purchased - 0.1%
Security	Contracts	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$140,915
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	107,629
Total Call Options Purchased (at amortized cost, $641,472)		$248,544
Total Investments - 103.2% (identified cost $390,114,985)		$382,686,383
Other Assets, Less Liabilities - (3.2)%		$(11,797,449)
Net Assets - 100.0%		$370,888,934

COP - Colombian Peso

DEM - Deutsche Mark

IDR - Indonesian Rupiah

NZD - New Zealand Dollar

(1)  Convertible bond.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $630,000 or 0.2% of the net assets.

(4)  Adjustable rate securities. Rates shown are the rates at period end.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Non-income producing security.

(8)  Represents preferred shares of a closed-end management investment company. Dividend rates reset every seven days.

See notes to financial statements

17

Strategic Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $390,114,985)	$382,686,383
Receivable for investments sold	54,278
Receivable for open swap contracts	654,448
Interest receivable	2,120,506
Receivable for open forward foreign currency contracts	578,096
Total assets	$386,093,711
Liabilities
Payable for investments purchased	$12,191,301
Payable for open forward foreign currency contracts	2,122,640
Payable for open swap contracts	779,503
Payable for daily variation margin on open financial futures contracts	32,325
Due to bank	31,556
Payable to affiliate for Trustees' fees	1,184
Accrued expenses	46,268
Total liabilities	$15,204,777
Net Assets applicable to investors' interest in Portfolio	$370,888,934
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$381,141,521
Net unrealized depreciation (computed on the basis of identified cost)	(10,252,587)
Total	$370,888,934

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest (net of foreign taxes, $33,853)	$7,279,919
Dividends	88,667
Total investment income	$7,368,586
Expenses
Investment adviser fee	$786,449
Administration fee	268,926
Trustees' fees and expenses	7,115
Custodian fee	71,587
Legal and accounting services	47,752
Miscellaneous	4,301
Total expenses	$1,186,130
Deduct - Reduction of custodian fee	$401
Total expense reductions	$401
Net expenses	$1,185,729
Net investment income	$6,182,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$182,113
Financial futures contracts	(245,589)
Swap contracts	3,769,439
Foreign currency and forward foreign currency exchange contract transactions	9,302,366
Net realized gain	$13,008,329
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,836,163)
Financial futures contracts	(1,226,132)
Swap contracts	(1,058,651)
Foreign currency and forward foreign currency exchange contracts	(3,024,557)
Net change in unrealized appreciation (depreciation)	$(7,145,503)
Net realized and unrealized gain	$5,862,826
Net increase in net assets from operations	$12,045,683

See notes to financial statements

18

Strategic Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005	Year Ended October 31, 2004
From operations - Net investment income	$6,182,857	$9,677,972
Net realized gain from investments, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	13,008,329	12,666,844
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(7,145,503)	(1,734,244)
Net increase in net assets from operations	$12,045,683	$20,610,572
Capital transactions - Contributions	$135,715,844	$195,245,483
Withdrawals	(100,816,925)	(168,992,839)
Net increase in net assets from capital transactions	$34,898,919	$26,252,644
Net increase in net assets	$46,944,602	$46,863,216
Net Assets
At beginning of period	$323,944,332	$277,081,116
At end of period	$370,888,934	$323,944,332

See notes to financial statements

19

Strategic Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2005		2004	2003	2002(1)	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.66	%(2)	0.68%	0.71%	0.77%	0.79%	0.83%
Expenses after custodian fee reduction	0.66	%(2)	0.68%	0.71%	0.77%	0.79%	0.83%
Net investment income	3.45	%(2)	3.10%	3.36%	5.88%	8.10%	8.36%
Portfolio Turnover	35%		55%	71%	63%	54%	49%
Total Return(3)	3.59%		6.97%	12.97%	5.25%	-	-
Net assets, end of period (000's omitted)	$370,889		$323,944	$277,081	$190,453	$179,492	$154,712

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2005, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Most seasoned mortgage backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities (other than short-term obligations maturing in sixty days or less but including collateralized mortgage obligations and certain MBS), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Gains and Losses From Investment Transactions - Realized gains and losses from investment transactions are recorded on the basis of identified cost.

D  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

E  Financial Futures Contracts - Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and

21

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  When-Issued and Delayed Delivery Transactions - The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Written Options - The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options - Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

J  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

K  Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments.

22

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

L  Total Return Swaps - The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

M  Credit Default Swaps - The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, Investors Bank receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2005, $401 in credits were used to reduce the Portfolio's custodian fee.

O  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

P  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

Q  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

23

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. For the six months ended April 30, 2005, the fee was equivalent to 0.44% (annualized) of the Portfolio's average net assets for such period and amounted to $786,449. An administration fee, computed at an effective annual rate of 0.15% (annualized) of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $268,926 for the six months ended April 30, 2005.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2005, the Portfolio had invested approximately 3.60% of its net assets or approximately $13,220,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the six months ended April 30, 2005 were as follows:

Purchases
Investments (non-U.S. Government)	$80,138,044
U.S. Government Securities	28,046,076
$108,184,120
Sales
Investments (non-U.S. Government)	$59,093,701
U.S. Government Securities	34,457,439
$93,551,140

5  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. At April 30, 2005, the Portfolio had a payment due to IBT pursuant to the foregoing arrangement of $31,556.

6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various

24

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/18/05	Canadian Dollar 5,700,000	United States Dollar 4,558,979	$15,900
5/6/05	Euro 4,000,000	United States Dollar 5,137,200	(27,010)
5/9/05	Euro 3,838,948	United States Dollar 4,936,388	(20,289)
5/25/05	Euro 5,000,000	United States Dollar 6,458,700	189
5/2/05	Japanese Yen 3,970,949	United States Dollar 37,441	(408)
5/6/05	Japanese Yen 1,700,000,000	United States Dollar 15,731,127	(476,600)
5/4/05	New Zealand Dollar 13,385,886	United States Dollar 9,507,995	(290,793)
5/31/05	South African Rand 35,440,000	United States Dollar 5,827,126	18,899
			$(780,112)
Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/18/05	Canadian Dollar 5,700,000	United States Dollar 4,581,994	$(38,914)
5/18/05	Euro Dollar 7,830,145	Hungarian Forint 1,940,858,000	203,901

Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/17/05	Icelandic Krona 637,296,000	Euro 10,120,380	(59,990)
5/12/05	Indian Rupee 578,000,000	United States Dollar 13,155,798	115,762
5/12/05	Indonesian Rupiah 233,000,000,000	United States Dollar 24,464,511	(127,232)
5/16/05	Polish Zloty 30,458,280	Euro 9,662,678	(430,102)
5/31/05	Polish Zloty 15,722,000	Euro 4,817,565	(63,849)
5/9/05	Romanian Leu 144,520,000,000	United States Dollar 5,061,642	$90,413
5/25/05	Romanian Leu 184,106,000,000	United States Dollar 6,500,000	50,076
5/4/05	Slovakia Koruna 594,500,000	Euro 19,997,775	(359,017)
5/9/05	Slovakia Koruna 530,332,000	Euro 17,535,765	(228,436)
5/12/05	Taiwan Dollar 388,665,040	United States Dollar 12,388,520	65,268
5/12/05	Thai Baht 306,000,000	United States Dollar 7,738,998	17,688
			$(764,432)

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	35 Nikkei 225	Long	$2,065,875	$1,913,625	$(152,250)
06/05	36 DAX Index	Long	5,163,864	4,889,086	(274,778)
06/05	23 Japan 10 Year Bond	Short	(30,136,873)	(30,844,970)	(708,097)
					$(1,135,125)

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S.

25

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on May 1, 2005 is recorded as a payable for open swap contracts of $121,332 at April 30, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the notional amount of $20,000,000. In exchange, the Portfolio receives payments at a rate equal to the one-month LIBOR minus 1.00% on the same notional amount. The value of the contract, which terminates on July 1, 2005 is recorded as a receivable for open swap contracts of $225,998 at April 30, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.30% on the notional amount of $30,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on July 1, 2005 is recorded as a payable for open swap contracts of $356,497 at April 30, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.55% on the notional amount of $6,818,702. In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount. The value of the contract, which terminates on February 2, 2006 is recorded as a payable for open swap contracts of $227,285 at April 30, 2005.

			Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(46,881)
10,000,000 USD	4/1/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	228,320
5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(4,445)
4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(23,062)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	113,513
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	86,616

26

Strategic Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$391,509,268
Gross unrealized appreciation	$2,433,142
Gross unrealized depreciation	(11,256,027)
Net unrealized depreciation	$(8,822,885)

The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2005 on a federal income tax basis was $2,823,985.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

27

Strategic Income Portfolio as of April 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2005, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 23, 2005

28

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Strategic Income Fund (the "Fund") is a fund of funds that may invest in five Portfolios: Strategic Income, Boston Income, Floating Rate, High Income and Investment Grade Income Portfolios (together, the "Portfolios"), for which Boston Management and Research serves as investment adviser. The Fund will invest primarily (over 50% of net assets) in Strategic Income Portfolio. The investment advisory agreements between the investment adviser and the Portfolios each provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements between the Portfolios and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. In addition, for Boston Income Portfolio and High Income Portfolio, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. For the Floating Rate Portfolio, the Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio's investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolios and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolios.

In its review of comparative information with respect to the Fund's investment performance (including on a risk-adjusted basis) the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio are within the

29

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each of the Strategic Income Portfolio, Floating Rate Portfolio and Investment Grade Income Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with such Portfolios and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

30

Eaton Vance Strategic Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Strategic Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Strategic Income Portfolio

Officers Mark S. Venezia President and Portfolio Manager Susan Schiff Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

31

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Strategic Income Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

125 High Street

Boston, MA 02110

Eaton Vance Strategic Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-6/05  SISRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

INVESTMENT UPDATE

Edward R. Allen, III

Eagle Global Advisors

Portfolio Manager

Thomas N. Hunt, III

Eagle Global Advisors

Portfolio Manager

The Fund

The Past Six Months

• During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of 8.19%. This return was the result of an increase in net asset value (NAV) per share to $7.66 on April 30, 2005, from $7.08 on October 31, 2004.(1)

• The Fund’s Class B shares had a total return of 7.68% during the same period, the result of an increase in NAV per share to $7.29 from $6.77.(1)

• The Fund’s Class C shares had a total return of 7.84% during the same period, the result of an increase in NAV per share to $7.29 from $6.76.(1)

• For comparison, the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) — a broad-based, unmanaged market index of international stocks – had a total return of 8.71% for the six-month period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

• During the six months ended April 30, 2005, the international investment environment was mixed, as a late 2004 rally, spurred by lower oil prices and stabilizing economic conditions, gave way to more challenging conditions in 2005. Overall, however, European and Asian markets still outperformed their U.S. counterparts during the six month time frame. In April of 2005, international markets sold off as oil and commodity prices came in sharply.

• For the six months ending April 30, 2005, the Fund had positive returns, though modestly underperforming its benchmark index. The Fund’s performance was affected by its market capitalization and style focus: in an environment in which the value style of investing generally outperformed the growth style and small-capitalization companies generally outperformed large-cap companies, the Fund’s emphasis onlarge-cap growth stocks dampened returns somewhat. Further constraining relative returns were several underperforming stocks within the financials, telecom services, and consumer discretionary sectors.

• Individual stock selection made positive contributions to Fund returns over the period. Stocks adding relative value were to be found in mining, telecom, energy, industrials, and consumer staples.

• Management added a number of new holdings during the period. Recent purchases for the Portfolio were the stocks of a major Canadian railway operator, a Norwegian oil field service company, and a Brazilian iron ore mining company. In keeping with the Fund’s tax management strategies, we endeavor to purchase stocks primarily from a long-term perspective, emphasizing capital appreciation and stocks paying dividends that qualify for federal income taxation at long-term capital gains rates.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase. If sales charges were deducted, returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	12.65%	11.64%	11.81%
Five Years	-10.92%	-11.61%	-11.58%
Life of Fund†	-3.63%	-4.37%	-4.38
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	6.24%	6.64%	10.81
Five Years	-11.97%	-11.96%	-11.58%
Life of Fund†	-4.44%	-4.37%	-4.38

† Inception Dates – Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98

* Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5%  - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Global Weightings **

By net assets

Europe (non U.K.)	39.3%

United Kingdom	18.8%

Japan	18.4%

Other Asia	11.5%

Australia	3.8%

North America	3.2%

South America	3.2%

**  Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.  “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	12.65%	-10.92%	-3.63%
Return After Taxes on Distributions	12.83%	-10.78%	-3.54%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	-8.79%	-2.93%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	6.24%	-11.97%	-4.44%
Return After Taxes on Distributions	6.41%	-11.83%	-4.35%
Return After Taxes on Distributions and Sale of Fund Shares	4.23%	-9.60%	-3.59%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.81%	-11.58%	-4.38%
Return After Taxes on Distributions	12.00%	-11.47%	-4.30%
Return After Taxes on Distributions and Sale of Fund Shares	7.87%	-9.33%	-3.56%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.81%	-11.58%	-4.38%
Return After Taxes on Distributions	11.00%	-11.47%	-4.30%
Return After Taxes on Distributions and Sale of Fund Shares	7.22%	-9.33%	-3.56%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.64%	-11.61%	-4.37%
Return After Taxes on Distributions	11.83%	-11.49%	-4.29%
Return After Taxes on Distributions and Sale of Fund Shares	7.76%	-9.35%	-3.55%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	6.64%	-11.96%	-4.37%
Return After Taxes on Distributions	6.83%	-11.85%	-4.29%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	-9.62%	-3.55%

Class A, Class B, and Class C commenced operations on 4/22/98. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed International Equity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)
Actual
Class A	$1,000.00	$1,081.90	$9.91
Class B	$1,000.00	$1,076.80	$13.75
Class C	$1,000.00	$1,078.40	$13.76
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.30	$9.59
Class B	$1,000.00	$1,011.60	$13.32
Class C	$1,000.00	$1,011.60	$13.32

* Expenses are equal to the Fund’s annualized expense ratio of 1.92% for Class A shares, 2.67% for Class B shares, and 2.67% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $55,857,208)	$71,373,849
Receivable for Fund shares sold	43,967
Total assets	$71,417,816
Liabilities
Payable for Fund shares redeemed	$158,806
Payable to affiliate for distribution and service fees	13,069
Payable to affiliate for Trustees' fees	109
Accrued expenses	48,135
Total liabilities	$220,119
Net Assets	$71,197,697
Sources of Net Assets
Paid-in capital	$172,933,985
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(117,296,225)
Accumulated undistributed net investment income	43,296
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	15,516,641
Total	$71,197,697
Class A Shares
Net Assets	$26,590,547
Shares Outstanding	3,473,392
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.66
Maximum Offering Price Per Share (100 ÷ 94.25 of $7.66)	$8.13
Class B Shares
Net Assets	$27,181,022
Shares Outstanding	3,727,053
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.29
Class C Shares
Net Assets	$17,426,128
Shares Outstanding	2,391,768
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.29
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $67,788)	$990,241
Interest allocated from Portfolio	5,565
Expenses allocated from Portfolio	(431,930)
Net investment income from Portfolio	$563,876
Expenses
Trustees' fees and expenses	$652
Distribution and service fees
Class A	33,173
Class B	143,015
Class C	91,667
Transfer and dividend disbursing agent fees	97,745
Registration fees	38,853
Printing and postage	19,435
Custodian fee	9,464
Legal and accounting services	9,064
Miscellaneous	4,505
Total expenses	$447,573
Net investment income	$116,303
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,923,084
Foreign currency transactions	(69,591)
Net realized gain	$2,853,493
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$2,608,266
Foreign currency	888
Net change in unrealized appreciation (depreciation)	$2,609,154
Net realized and unrealized gain	$5,462,647
Net increase in net assets from operations	$5,578,950

See notes to financial statements

6

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income (loss)	$116,303	$(90,888)
Net realized gain from investments and foreign currency transactions	2,853,493	5,534,103
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,609,154	3,609,965
Net increase in net assets from operations	$5,578,950	$9,053,180
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$2,907,600	$5,098,878
Class B	1,086,896	1,673,520
Class C	1,376,955	2,262,001
Class D	-	399,664
Cost of shares redeemed Class A	(3,103,707)	(7,800,685)
Class B	(3,560,993)	(5,993,370)
Class C	(3,144,445)	(5,411,241)
Class D	-	(150,268)
Net asset value of shares exchanged Class A	63,903	398,494
Class B	(63,903)	(398,494)
Net asset value of shares merged Class B	-	1,007,215
Class D	-	(1,007,215)
Redemption Fees	88	1,465
Net decrease in net assets from Fund share transactions	$(4,437,606)	$(9,920,036)
Net increase (decrease) in net assets	$1,141,344	$(866,856)
Net Assets
At beginning of period	$70,056,353	$70,923,209
At end of period	$71,197,697	$70,056,353
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$43,296	$(73,007)

See notes to financial statements

7

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)		2000(1)
Net asset value - Beginning of period	$7.080		$6.210	$5.330	$7.350	$12.070		$12.160
Income (loss) from operations
Net investment income (loss)	$0.031		$0.026	$0.015	$(0.044)	$(0.045)		$0.025
Net realized and unrealized gain (loss)	0.549		0.844	0.865	(1.976)	(4.656)		(0.045)
Total income (loss) from operations	$0.580		$0.870	$0.880	$(2.020)	$(4.701)		$(0.020)
Less distributions
From net investment income	$-		$-	$-	$-	$(0.019)		$(0.070)
Total distributions	$-		$-	$-	$-	$(0.019)		$(0.070)
Redemption fees	$0.000	(6)	$0.000 (6)	$-	$-	$-		$-
Net asset value - End of period	$7.660		$7.080	$6.210	$5.330	$7.350		$12.070
Total Return(2)	8.19%		14.01%	16.51%	(27.48)%	(39.01)%		(0.21)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,591		$24,714	$23,857	$27,929	$51,419		$84,136
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.92	%(7)	2.08%	2.09%	1.82%	1.70%		1.62%
Expenses after custodian fee reduction(3)	1.92	%(7)	2.08%	2.09%	1.82%	1.70%		1.62%
Net investment income (loss)	0.82	%(7)	0.38%	0.28%	(0.64)%	(0.46)%		0.19%
Portfolio Turnover of the Portfolio	23%		62%	100%	128%	31	%(4)	-
Portfolio Turnover of the Fund(5)	-		-	-	-	90%		40%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

(6)  Amounts represent less than $0.0005 per share.

(7)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)		2000(1)
Net asset value - Beginning of period	$6.770		$5.980	$5.170	$7.190	$11.880		$12.030
Income (loss) from operations
Net investment income (loss)	$0.001		$(0.026)	$(0.024)	$(0.092)	$(0.115)		$(0.073)
Net realized and unrealized gain (loss)	0.519		0.816	0.834	(1.928)	(4.575)		(0.051)
Total income (loss) from operations	$0.520		$0.790	$0.810	$(2.020)	$(4.690)		$(0.124)
Less distributions
From net investment income	$-		$-	$-	$-	$-		$(0.026)
Total distributions	$-		$-	$-	$-	$-		$(0.026)
Redemption fees	$0.000	(6)	$0.000 (6)	$-	$-	$-		$-
Net asset value - End of period	$7.290		$6.770	$5.980	$5.170	$7.190		$11.880
Total Return(2)	7.68%		13.21%	15.67%	(28.10)%	(39.48)%		(1.05)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,181		$27,546	$27,764	$29,610	$50,444		$79,099
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.67	%(7)	2.83%	2.84%	2.57%	2.45%		2.38%
Expenses after custodian fee reduction(3)	2.67	%(7)	2.83%	2.84%	2.57%	2.45%		2.38%
Net investment income (loss)	0.03	%(7)	(0.40)%	(0.46)%	(1.38)%	(1.21)%		(0.56)%
Portfolio Turnover of the Portfolio	23%		62%	100%	128%	31	%(4)	-
Portfolio Turnover of the Fund(5)	-		-	-	-	90%		40%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

(6)  Amounts represent less than $0.0005 per share.

(7)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)		2000(1)
Net asset value - Beginning of period	$6.760		$5.970	$5.160	$7.180	$11.860		$12.000
Income (loss) from operations
Net investment income (loss)	$0.001		$(0.025)	$(0.023)	$(0.091)	$(0.113)		$(0.077)
Net realized and unrealized gain (loss)	0.529		0.815	0.833	(1.929)	(4.567)		(0.047)
Total income (loss) from operations	$0.530		$0.790	$0.810	$(2.020)	$(4.680)		$(0.124)
Less distributions
From net investment income	$-		$-	$-	$-	$-		$(0.016)
Total distributions	$-		$-	$-	$-	$-		$(0.016)
Redemption fees	$0.000	(6)	$0.000 (6)	$-	$-	$-		$-
Net asset value - End of period	$7.290		$6.760	$5.970	$5.160	$7.180		$11.860
Total Return(2)	7.84%		13.23%	15.70%	(28.13)%	(39.46)%		(1.05)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,426		$17,797	$18,616	$21,919	$37,263		$54,635
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.67	%(7)	2.83%	2.84%	2.57%	2.45%		2.40%
Expenses after custodian fee reduction(3)	2.67	%(7)	2.83%	2.84%	2.57%	2.45%		2.40%
Net investment income (loss)	0.03	%(7)	(0.39)%	(0.44)%	(1.38)%	(1.20)%		(0.59)%
Portfolio Turnover of the Portfolio	23%		62%	100%	128%	31	%(4)	-
Portfolio Turnover of the Fund(5)	-		-	-	-	90%		40%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

(6)  Amounts represent less than $0.0005 per share.

(7)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (formerly Eaton Vance Tax-Managed International Growth Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund previously offered Class D shares. Such offering was discontinued during the year ended October 31, 2004. At the close of business on September 10, 2004, the Class D shares were merged into Class B shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Equity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (51.8% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $119,947,637 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($30,881,099), October 31, 2010 ($49,131,487) and October 31, 2011 ($39,935,051).

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

E  Other - Investment transactions are accounted for on a trade-date basis.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Redemption Fee - Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	372,950	748,080
Redemptions	(399,362)	(1,157,419)
Exchange from Class B shares	8,404	58,278
Net decrease	(18,008)	(351,061)

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	146,551	257,121
Redemptions	(480,615)	(921,701)
Exchange to Class A shares	(8,809)	(60,698)
Merged from Class D shares	-	153,539
Net decrease	(342,873)	(571,739)
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	186,957	345,933
Redemptions	(427,181)	(829,636)
Net decrease	(240,224)	(483,703)
Class D	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004(1)
Sales	-	56,160
Redemptions	-	(20,688)
Merged to Class B shares	-	(140,156)
Net decrease	-	(104,684)

(1)  Offering of Class D shares was discontinued during the year ended October 31, 2004 (see note 1).

Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. For the six months ended April 30, 2005, the Fund received $88 in redemption fees on Class A shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,223 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005. EVM serves as the sub-transfer agent

12

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $9,019 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $107,261 and $68,750 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,536,000 and $6,222,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2005 amounted to $33,173, $35,754 and $22,917 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSCs received on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $45,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $5,343,774 and $10,269,951, respectively, for the six months ended April 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	7,793,292	69,779
James B. Hawkes	7,798,458	64,613
Samuel L. Hayes, III	7,794,217	68,853
William H. Park	7,795,253	67,817
Ronald A. Pearlman	7,798,340	64,731
Norton H. Reamer	7,794,217	68,854
Lynn A. Stout	7,798,340	64,731
Ralph F. Verni	7,793,036	70,034

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.2%
Security	Shares	Value
Aerospace and Defense - 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,470,840
		$1,470,840
Airport Operator / Development - 0.8%
BAA PLC	93,500	$1,038,479
		$1,038,479
Automobiles - 3.4%
Honda Motor Co., Ltd.	38,000	$1,827,645
Renault SA	7,500	630,640
Toyota Motor Corp.	60,000	2,175,781
		$4,634,066
Banking - 19.5%
ABN AMRO Holdings NV	41,176	$1,001,636
Anglo Irish Bank Corp. PLC	77,400	918,646
Australia and New Zealand Banking Group, Ltd.	68,500	1,156,324
Banco Bilbao Vizcaya Argentaria SA	126,700	1,968,600
Banco Santander Central Hispano SA	75,000	876,376
Bank of Ireland	66,500	1,013,898
Barclays PLC	300,000	3,098,229
BNP Paribas SA	15,000	993,033
Danske Bank A/S	26,700	784,598
DBS Group Holdings, Ltd.	172,000	1,505,603
HBOS PLC	90,000	1,336,180
HSBC Holdings PLC	151,780	2,429,929
Kasikornbank PCL	500,000	704,140
Mitsubishi Tokyo Financial Group, Inc.	375	3,239,177
Orix Corp.	8,300	1,126,066
Societe Generale	10,300	1,030,131
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	560,958
UBS AG	38,800	3,115,065
		$26,858,589
Beverages - 3.4%
Diageo PLC	90,000	$1,335,447
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,246,200
SABMiller PLC	76,000	1,128,314
		$4,709,961

Security	Shares	Value
Building Materials - 1.8%
Compagnie de Saint-Gobain	15,000	$850,407
Siam Cement Public Company, Ltd.	100,000	603,142
Wienerberger AG	24,000	1,019,758
		$2,473,307
Business Services - 2.9%
Mitsubishi Corp.	290,000	$3,971,234
		$3,971,234
Chemicals - 1.0%
BASF AG	20,000	$1,314,627
		$1,314,627
Computer Software - 0.3%
UbiSoft Entertainment SA(1)	10,000	$401,615
		$401,615
Consumer Electronics - 3.5%
Canon, Inc.	57,500	$2,988,919
Samsung Electronics Co., Ltd.	1,570	718,054
Siemens AG	16,000	1,179,729
		$4,886,702
Distribution / Wholesale / Retail - 0.7%
Esprit Holdings, Ltd.	130,000	$968,394
		$968,394
Drugs - 3.5%
Novartis AG	41,000	$2,003,636
Roche Holding AG	12,000	1,457,694
Schering AG	20,000	1,318,112
		$4,779,442
Engineering and Construction - 0.9%
Vinci SA	8,500	$1,281,586
		$1,281,586
Financial Services - 4.1%
Acom Co., Ltd.	9,600	$616,708
Fortis	35,000	973,645

See notes to financial statements

14

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
Grupo Financiero Banorte S.A. de C.V.	125,000	$804,852
ING Groep NV	117,439	3,246,325
		$5,641,530
Foods - 1.1%
Nestle SA	5,500	$1,453,201
		$1,453,201
Hotels and Motels - 1.0%
Shangri-La Asia, Ltd.	900,000	$1,370,527
		$1,370,527
Household Products / Food - 1.3%
Cadbury Schweppes PLC	180,000	$1,812,423
		$1,812,423
Industrial-Conglomerate - 2.5%
Keppel Corp., Ltd.	521,000	$3,421,251
		$3,421,251
Insurance - 2.3%
Aviva PLC	91,700	$1,037,365
AXA Company	85,900	2,152,393
		$3,189,758
Leisure Equipment & Products - 0.5%
Aruze Corp.	30,000	$666,363
		$666,363
Machinery - 1.4%
Komatsu, Ltd.	270,000	$1,899,950
		$1,899,950
Medical Products - 1.1%
Terumo Corp.	50,000	$1,481,901
		$1,481,901
Metals-Industrial - 4.7%
BHP Billiton, Ltd.	100,000	$1,264,970
Companhia Vale do Rio Doce ADR	55,000	1,276,000

Security	Shares	Value
Metals-Industrial (continued)
POSCO ADR	25,000	$1,138,250
Rio Tinto, Ltd.	62,500	2,032,887
WMC Resources, Ltd.	132,000	821,582
		$6,533,689
Oil and Gas-Integrated - 10.9%
BP PLC	253,264	$2,584,578
ENI SPA	75,000	1,891,992
Norsk Hydro ASA	15,000	1,197,996
Petroleo Brasileiro SA ADR	45,000	1,653,750
Repsol YPF, S.A.	50,000	1,272,040
Shell Transport & Trading Co. PLC	142,200	1,278,966
Total Fina Elf SA	23,000	5,130,996
		$15,010,318
Oil and Gas-Services - 1.1%
Stolt Offshore SA(1)	200,000	$1,478,350
		$1,478,350
Photo Equipment and Supplies - 1.3%
Fuji Photo Film Co., Ltd.	55,000	$1,813,205
		$1,813,205
Real Estate - 2.8%
Cheung Kong Holdings, Ltd.	160,000	$1,512,372
Sumitomo Realty & Development Co., Ltd.	78,000	886,931
Sun Hung Kai Properties, Ltd.	155,000	1,484,276
		$3,883,579
Telecommunication Equipment - 1.0%
Nokia Oyj	90,000	$1,439,547
		$1,439,547
Telecommunication Services - 8.8%
BT Group PLC	730,000	$2,795,212
Deutsche Telekom AG	95,000	1,800,994
Philippine Long Distance Telephone Co. ADR	55,300	1,425,081
Portugal Telecom, SGPS, SA(1)	175,000	1,932,903
Telecom Italia Mobile SPA	13,840	80,957
Telecom Italia SPA	370,972	1,261,791
Vodafone Group PLC	727,954	1,905,280

See notes to financial statements

15

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunication Services (continued)
Vodafone Group PLC ADR	36,000	$941,040
		$12,143,258
Tobacco - 1.6%
British American Tobacco PLC	50,000	$938,529
Japan Tobacco, Inc.	100	1,287,037
		$2,225,566
Transportation - 2.2%
Canadian Pacific Railway, Ltd.	41,000	$1,435,874
Cosco Corp., Ltd.(1)	800,000	855,359
Nippon Yusen Kabushiki Kaisha	130,000	771,062
		$3,062,295
Truck Manufacturer - 1.0%
Volvo AB	35,000	$1,420,495
		$1,420,495
Utilities-Electric - 2.6%
Enel SPA	152,000	$1,446,504
Iberdrola SA	29,000	757,951
RWE AG	24,000	1,437,644
		$3,642,099
Utilities-Electrical and Gas - 2.1%
E. ON AG	15,340	$1,304,329
Endesa SA	34,000	745,304
Scottish and Southern Energy PLC	44,500	800,546
		$2,850,179
Total Common Stocks (identified cost $109,658,818)		$135,228,326

Short-Term Investments - 1.2%

Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$1,672	$1,672,000
Total Short-Term Investments (at amortized cost, $1,672,000)		$1,672,000
Total Investments - 99.4% (identified cost $111,330,818)		$136,900,326
Other Assets, Less Liabilities - 0.6%		$893,658
Net Assets - 100.0%		$137,793,984

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

16

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Australia	3.8%	$5,275,763
Austria	0.7%	1,019,759
Belgium	0.7%	973,645
Brazil	3.2%	4,400,590
Canada	1.0%	1,435,874
Denmark	0.6%	784,598
Finland	1.0%	1,439,547
France	9.1%	12,470,799
Germany	6.1%	8,355,435
Hong Kong	3.9%	5,335,568
Ireland	1.4%	1,932,543
Italy	3.4%	4,681,244
Japan	18.4%	25,312,939
Mexico	2.2%	3,051,052
Netherlands	3.1%	4,247,961
Norway	0.9%	1,197,996
Philippines	1.0%	1,425,081
Portugal	1.4%	1,932,903
Republic of Korea	1.4%	1,856,304
Singapore	4.2%	5,782,214
Spain	4.1%	5,620,272
Sweden	1.0%	1,420,495
Switzerland	5.8%	8,029,596
Thailand	1.0%	1,307,283
United Kingdom	18.8%	25,938,865
Total Common Stocks	98.2%	$135,228,326
Short-Term Investments	1.2%	$1,672,000

See notes to financial statements

17

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $111,330,818)	$136,900,326
Cash	1,140
Foreign currency, at value (identified cost, $272,950)	272,318
Interest and dividends receivable	469,390
Tax reclaim receivable	179,002
Total assets	$137,822,176
Liabilities
Payable to affiliate for Trustees' fees	$618
Accrued expenses	27,574
Total liabilities	$28,192
Net Assets applicable to investors' interest in Portfolio	$137,793,984
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$112,215,778
Net unrealized appreciation (computed on the basis of identified cost)	25,578,206
Total	$137,793,984

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $196,371)	$1,893,040
Interest	10,590
Total investment income	$1,903,630
Expenses
Investment adviser fee	$706,342
Trustees' fees and expenses	3,727
Custodian fee	92,468
Legal and accounting services	15,371
Miscellaneous	4,183
Total expenses	$822,091
Net investment income	$1,081,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$5,549,687
Foreign currency transactions	(132,461)
Net realized gain	$5,417,226
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$4,770,512
Foreign currency	1,587
Net change in unrealized appreciation (depreciation)	$4,772,099
Net realized and unrealized gain	$10,189,325
Net increase in net assets from operations	$11,270,864

See notes to financial statements

18

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$1,081,539	$1,517,905
Net realized gain from investments and foreign currency transactions	5,417,226	8,799,001
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,772,099	6,269,258
Net increase in net assets from operations	$11,270,864	$16,586,164
Capital transactions - Contributions	$5,343,774	$27,502,487
Withdrawals	(10,835,733)	(20,527,595)
Net increase (decrease) in net assets from capital transactions	$(5,491,959)	$6,974,892
Net increase in net assets	$5,778,905	$23,561,056
Net Assets
At beginning of period	$132,015,079	$108,454,023
At end of period	$137,793,984	$132,015,079

See notes to financial statements

19

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.17	%(2)	1.21%	1.23%	1.20%	1.23	%(2)
Expenses after custodian fee reduction	1.17	%(2)	1.21%	1.23%	1.20%	1.23%
Net investment income (loss)	1.54	%(2)	1.24%	1.15%	(0.01)%	(0.59	)%(2)
Portfolio Turnover	23%		62%	100%	128%	31%
Total Return(3)	8.48%		15.04%	17.52%	(27.07)%	-
Net assets, end of period (000's omitted)	$137,794		$132,015	$108,454	$95,920	$139,518

(1)  For the period from the start of business July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (formerly Tax-Managed International Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 51.8% and 48.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for

21

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other - Investment transactions are accounted for on a trade date basis.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $706,342. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $31,817,871 and $37,443,235, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$111,330,818
Gross unrealized appreciation	$26,540,731
Gross unrealized depreciation	(971,223)
Net unrealized appreciation	$25,569,508

The net unrealized appreciation on foreign currency at April 30, 2005 was $8,698.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

23

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

24

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Tax-Managed International Equity Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Eagle Global Advisors, L.L.C. ("Eagle"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory and sub-advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed International Equity Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Eagle, where applicable, on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser and the sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively their duties on behalf of the Portfolio.

In its review of comparative information with regard to investment performance, the Special Committee noted that since assuming responsibility for day-to-day portfolio management in May 2004, Eagle has taken actions to improve the performance of the Fund, such as significantly restructuring portfolio holdings. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions.

With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

25

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Special Committee also concluded that, in light of its role as a sub-adviser not affiliated with the Portfolio's investment adviser, Eagle's profitability in managing the Portfolio was not a material factor. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structures, is in the interests of shareholders.

26

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed International Equity Portfolio

Officers Duncan W. Richardson President Edward R. Allen, III Vice President Thomas N. Hunt, III Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

27

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Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930

Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

038-6/05  IGSRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. The Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

INVESTMENT UPDATE

William R. Hackney, III
Charles B. Reed
Paul J. Marshall

The Fund

The Past Six Months

•                  During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of 1.60%. This return was the result of an increase in net asset value (NAV) per share to $11.45 on April 30, 2005, from $11.27 on October 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of 1.27% during the same period, the result of an increase in NAV per share to $11.19 from $11.05.(1)

•                  The Fund’s Class C shares had a total return of 1.27% during the same period, the result of an increase in NAV per share to $11.19 from $11.05.(1)

•                  For comparison, the S&P Midcap 400 Index had a total return of 5.68% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  The six months ended April 30, 2005, witnessed two distinct stock market environments. First came a strong post-election rally fueled by an abrupt decline in oil prices and rising earnings expectations. Early in the new year, however, investor enthusiasm toward stocks began to wane, as the Federal Reserve continued to push short term interest rates higher, oil prices rebounded, and signs of slower economic growth began to emerge. So far in 2005, stock prices have traced out a sideways trading pattern.

•                  Led by strong gains in the energy, consumer staples, and utilities sectors, the Fund’s benchmark, the S&P Midcap 400 Index, posted a return of 5.68% for the six months ended April 30, 2005. Every economic sector constituting the S&P Midcap 400 Index exhibited positive returns, except information technology and telecom services.(2)

•                  The Fund’s returns during the past six months were positive but were below the benchmark’s returns due to an emphasis on higher-quality stocks and adverse stock selection in the consumer discretionary and industrial sectors of the Portfolio. In keeping with its core investment style, the Portfolio maintained a broadly diversified strategy with representation in all 10 S&P Midcap 400 economic sectors. Stock selection was a positive contributor in both the energy and financial sectors of the Portfolio. The Fund was also positively impacted by an overweight position in health care and an underweight stance in financials. Portfolio holdings posting the strongest price gains over the past six months were primarily in exploration & production, health care services and electrical equipment. Holdings posting declines in price over the six months ended April 30, 2005 were found in air-freight & logistics and apparel.

•                  In an environment of rising interest rates and slower earnings growth, it is not unusual for investors to increase their preference for high-quality stocks and bonds. We certainly expected this to be the case in 2005 and recently have begun to witness a resurgence in high-quality securities. This was in spite of lower-quality stocks performing better than the market for most of this six-month period. Also, tighter monetary policy is halting the increase in energy and basic materials prices and signaling potentially slower economic growth ahead. Hence, we’ve seen a rebound in non-economically-sensitive sectors, like health care, and a correction in the energy and basic materials stocks.

•                  The Fund continues to emphasize high-quality companies that will benefit from a sustained expansion in the economy. As of April 30, 2005, the Fund maintained an overweight position in the health care and consumer staples sectors for their defensive characteristics, as many of these companies have been able to post consistent earnings growth even in the face of increasing interest rates. The industrial and information technology sectors have been de-emphasized, as we believe they will not perform as well in a rising interest rate environment.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	2.51%	1.73%	1.73%
Life of Fund†	4.36%	3.61%	3.61%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.38%	-3.27%	0.73%
Life of Fund†	2.43%	2.73%	3.61%

†Inception Dates – Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Current Allocations†† By net assets

Consumer Discretionary	16.7%
Health Care	14.7%
Information Technology	14.6%
Financials	14.5%
Industrials	12.8%
Energy	6.7%
Materials	6.5%
Consumer Staples	5.9%
Utilities	4.4%
Telecom Services	1.3%

††Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	2.51%	4.36%
Return After Taxes on Distributions	2.51%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	1.63%	3.73%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	-3.38%	2.43%
Return After Taxes on Distributions	-3.38%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	-2.19%	2.08%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	1.73%	3.61%
Return After Taxes on Distributions	1.73%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.12%	3.10%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	0.73%	3.61%
Return After Taxes on Distributions	0.73%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	0.47%	3.10%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	1.73%	3.61%
Return After Taxes on Distributions	1.73%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.12%	3.10%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	-3.27%	2.73%
Return After Taxes on Distributions	-3.27%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	-2.13%	2.33%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Mid-Cap Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 - 4/30/05)

Actual
Class A	$1,000.00	$1,015.97	$8.50
Class B	$1,000.00	$1,012.67	$12.23
Class C	$1,000.00	$1,012.67	$12.23

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.50
Class B	$1,000.00	$1,012.60	$12.23
Class C	$1,000.00	$1,012.60	$12.23

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.70% for Class A shares, 2.45% for Class B shares, and 2.45% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Mid-Cap Portfolio, at value (identified cost, $21,742,104)	$24,768,102
Receivable for Fund shares sold	9,172
Receivable from affiliate	35,355
Total assets	$24,812,629
Liabilities
Payable for Fund shares redeemed	$47,984
Payable to affiliate for distribution and service fees	4,588
Payable to affiliate for Trustees' fees	131
Accrued expenses	27,067
Total liabilities	$79,770
Net Assets	$24,732,859
Sources of Net Assets
Paid-in capital	$21,658,207
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	212,150
Accumulated net investment loss	(163,496)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,025,998
Total	$24,732,859
Class A Shares
Net Assets	$13,082,143
Shares Outstanding	1,142,313
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.45
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.45)	$12.15
Class B Shares
Net Assets	$6,082,030
Shares Outstanding	543,401
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.19
Class C Shares
Net Assets	$5,568,686
Shares Outstanding	497,720
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.19
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio	$85,057
Interest allocated from Portfolio	2,926
Expenses allocated from Portfolio	(112,759)
Net investment loss from Portfolio	$(24,776)
Expenses
Administration fee	$18,244
Trustees' fees and expenses	123
Distribution and service fees
Class A	15,556
Class B	30,915
Class C	28,488
Registration fees	39,536
Transfer and dividend disbursing agent fees	17,612
Legal and accounting services	8,589
Custodian fee	7,439
Printing and postage	6,088
Miscellaneous	1,485
Total expenses	$174,075
Deduct - Preliminary allocation of Fund expenses to affiliate	$35,355
Total expense reductions	$35,355
Net expenses	$138,720
Net investment loss	$(163,496)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$596,962
Net realized gain	$596,962
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(180,368)
Net change in unrealized appreciation (depreciation)	$(180,368)
Net realized and unrealized gain	$416,594
Net increase in net assets from operations	$253,098

See notes to financial statements

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(163,496)	$(256,168)
Net realized gain from investment transactions	596,962	324,603
Net change in unrealized appreciation (depreciation) of investments	(180,368)	898,590
Net increase in net assets from operations	$253,098	$967,025
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$2,373,704	$5,396,928
Class B	666,750	2,030,425
Class C	694,747	2,213,240
Cost of shares redeemed
Class A	(674,234)	(1,786,002)
Class B	(352,728)	(622,972)
Class C	(645,569)	(1,030,214)
Net asset value of shares exchanged
Class A	34,351	35,284
Class B	(34,351)	(35,284)
Net increase in net assets from Fund share transactions	$2,062,670	$6,201,405
Net increase in net assets	$2,315,768	$7,168,430
Net Assets
At beginning of period	$22,417,091	$15,248,661
At end of period	$24,732,859	$22,417,091
Accumulated net investment loss included in net assets
At end of period	$(163,496)	$-

See notes to financial statements

7

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Net asset value - Beginning of period	$11.270		$10.670	$8.530	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.058)		$(0.102)	$(0.087)	$(0.047)
Net realized and unrealized gain (loss)	0.238		0.702	2.227	(1.423)
Total income (loss) from operations	$0.180		$0.600	$2.140	$(1.470)
Net asset value - End of period	$11.450		$11.270	$10.670	$8.530
Total Return(3)	1.60%		5.62%	25.09%	(14.70)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$13,082		$11,226	$7,054	$4,394
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.70	%(5)	1.70%	1.70%	1.65	%(5)
Net investment loss	(0.98	)%(5)	(0.93)%	(0.93)%	(0.80	)%(5)
Portfolio Turnover of the Portfolio	25%		42%	50%	13%
†	The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.99	%(5)	1.92%	2.43%	4.78	%(5)
Net investment loss	(1.27	)%(5)	(1.15)%	(1.66)%	(3.93	)%(5)
Net investment loss per share	$(0.075)		$(0.126)	$(0.155)	$(0.231)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Net asset value - Beginning of period	$11.050		$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.099)		$(0.182)	$(0.158)	$(0.089)
Net realized and unrealized gain (loss)	0.239		0.692	2.208	(1.421)
Total income (loss) from operations	$0.140		$0.510	$2.050	$(1.510)
Net asset value - End of period	$11.190		$11.050	$10.540	$8.490
Total Return(3)	1.27%		4.84%	24.15%	(15.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,082		$5,741	$4,139	$1,254
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.45	%(5)	2.45%	2.45%	2.40	%(5)
Net investment loss	(1.72	)%(5)	(1.67)%	(1.69)%	(1.52	)%(5)
Portfolio Turnover of the Portfolio	25%		42%	50%	13%
†	The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.74	%(5)	2.67%	3.18%	5.53	%(5)
Net investment loss	(2.01	)%(5)	(1.89)%	(2.42)%	(4.65	)%(5)
Net investment loss per share	$(0.116)		$(0.206)	$(0.226)	$(0.272)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Net asset value - Beginning of period	$11.050		$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.099)		$(0.182)	$(0.157)	$(0.090)
Net realized and unrealized gain (loss)	0.239		0.692	2.207	(1.420)
Total income (loss) from operations	$0.140		$0.510	$2.050	$(1.510)
Net asset value - End of period	$11.190		$11.050	$10.540	$8.490
Total Return(3)	1.27%		4.84%	24.15%	(15.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$5,569		$5,450	$4,056	$1,575
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.45	%(5)	2.45%	2.45%	2.40	%(5)
Net investment loss	(1.72	)%(5)	(1.68)%	(1.70)%	(1.52	)%(5)
Portfolio Turnover of the Portfolio	25%		42%	50%	13%
†	The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.74	%(5)	2.67%	3.18%	5.53	%(5)
Net investment loss	(2.01	)%(5)	(1.90)%	(2.43)%	(4.65	)%(5)
Net investment loss per share	$(0.116)		$(0.206)	$(0.225)	$(0.275)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (35.0% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund did not have any undistributed long term gains. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $266,057 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2011.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course

11

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	200,022	494,987
Redemptions	(57,117)	(162,967)
Exchanges from Class B shares	2,904	3,292
Net increase	145,809	335,312

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	57,369	187,530
Redemptions	(30,485)	(57,282)
Exchanges to Class A shares	(2,967)	(3,341)
Net increase	23,917	126,907
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	60,190	203,749
Redemptions	(55,783)	(95,182)
Net increase	4,407	108,567

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $18,244. Pursuant to a voluntary expense reimbursement, EVM was allocated $35,355 of the Fund's operating expenses for the six months ended April 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned approximately $1,673 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,233 as its

12

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $23,186 and $21,366 for Class B and Class C shares, respectively, for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $170,000 and $266,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $15,556, $7,729 and $7,122 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $6,000 and $300 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

13

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2005 aggregated $3,730,378 and $1,800,187, respectively.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	1,767,199	6,524
James B. Hawkes	1,767,199	6,524
Samuel L. Hayes, III	1,767,199	6,524
William H. Park	1,767,199	6,524
Ronald A. Pearlman	1,767,199	6,524
Norton H. Reamer	1,767,199	6,524
Lynn A. Stout	1,767,199	6,524
Ralph F. Verni	1,767,199	6,524

Each nominee was also elected a Trustee of the Portfolio.

14

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.1%
Security	Shares	Value
Advertising Agencies - 1.0%
Omnicom Group	8,400	$696,360
		$696,360
Aerospace / Defense - 1.5%
Engineered Support Systems, Inc.	30,600	$1,080,792
		$1,080,792
Applications Software - 1.5%
Jack Henry & Associates, Inc. Class A	62,500	$1,074,375
		$1,074,375
Automobiles - 1.6%
Winnebago Industries	38,800	$1,130,632
		$1,130,632
Banks-Regional - 3.1%
City National Corp.	18,000	$1,269,000
Synovus Financial Corp.	32,900	922,187
		$2,191,187
Broadcasting and Radio - 3.0%
Cox Radio, Inc. Class A(1)	55,220	$868,058
Radio One, Inc., Class D(1)	94,490	1,234,984
		$2,103,042
Building Products - 2.7%
Florida Rock Industries, Inc.	21,500	$1,248,720
Valspar Corp.	15,500	640,615
		$1,889,335
Business Services-Miscellaneous - 3.6%
Fiserv, Inc.(1)	31,200	$1,319,760
SEI Investments Co.	36,700	1,204,127
		$2,523,887
Chemicals - 1.8%
Air Products and Chemicals, Inc.	22,200	$1,303,806
		$1,303,806

Security	Shares	Value
Cosmetics & Toiletries - 1.3%
Alberto-Culver Co.	20,750	$923,375
		$923,375
Distribution / Wholesale - 2.2%
CDW Corp.	29,200	$1,596,948
		$1,596,948
Electrical Equipment - 1.9%
Cooper Industries Ltd. Class A	21,100	$1,343,226
		$1,343,226
Electronics-Equipment / Instruments - 3.3%
Amphenol Corp. Class A	36,200	$1,427,728
National Instruments Corp.	43,450	935,913
		$2,363,641
Entertainment - 1.6%
International Speedway Corp. Class A	21,300	$1,133,160
		$1,133,160
Finance-Investment Management - 5.3%
Affiliated Managers Group, Inc.(1)	29,800	$1,863,394
Ambac Financial Group, Inc.	9,800	655,130
Legg Mason, Inc.	17,200	1,218,792
		$3,737,316
Food-Wholesale / Distribution - 3.0%
Dean Foods Co.(1)	41,800	$1,436,248
McCormick & Co., Inc.	19,400	671,046
		$2,107,294
Gas Distribution - 2.8%
AGL Resources, Inc.	20,600	$712,760
Piedmont Natural Gas Co., Inc.	55,200	1,266,840
		$1,979,600
Healthcare Services - 1.5%
Express Scripts, Inc.(1)	11,800	$1,057,752
		$1,057,752

See notes to financial statements

15

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products - 1.9%
Mohawk Industries, Inc.(1)	17,000	$1,322,770
		$1,322,770
Insurance - 3.0%
Ace Ltd.	21,700	$932,232
Markel Corp.(1)	3,400	1,166,540
		$2,098,772
Investment Services - 1.4%
A.G. Edwards, Inc.	25,800	$1,024,518
		$1,024,518
Manufacturing - 4.4%
Dover Corp.	25,400	$923,544
Jacobs Engineering Group, Inc.(1)	19,200	935,232
Pentair, Inc.	30,800	1,225,224
		$3,084,000
Medical-Hospitals - 1.0%
Health Management Associates, Inc. Class A	30,100	$744,373
		$744,373
Medical Devices - 2.0%
Varian Medical Systems, Inc.(1)	42,500	$1,433,950
		$1,433,950
Medical Products - 8.8%
Biomet, Inc.	31,140	$1,204,807
C.R. Bard, Inc.	15,800	1,124,486
Patterson Companies, Inc.(1)	22,400	1,132,320
Renal Care Group, Inc.(1)	36,050	1,375,308
Respironics, Inc.(1)	22,300	1,409,137
		$6,246,058
Medical Services / Supplies - 1.3%
DENTSPLY International, Inc.	17,300	$945,618
		$945,618
Multi-Utilities - 1.6%
Questar Corp.	19,800	$1,156,320
		$1,156,320

Security	Shares	Value
Office Electronics / Technology - 2.0%
Zebra Technologies Corp. Class A(1)	29,575	$1,412,502
		$1,412,502
Oil and Gas-Equipment and Services - 3.4%
Cooper Cameron Corp.(1)	16,500	$906,510
National Oilwell Varco, Inc.(1)	37,200	1,478,328
		$2,384,838
Oil and Gas-Exploration and Production - 3.4%
EOG Resources, Inc.	17,500	$832,125
Newfield Exploration Co.(1)	21,800	1,548,454
		$2,380,579
Personal Products - 1.6%
Estee Lauder Cos., Inc. (The), Class A	29,000	$1,113,890
		$1,113,890
Printing and Business Products - 2.5%
Avery Dennison Corp.	13,400	$701,490
Lexmark International, Inc., Class A(1)	15,300	1,062,585
		$1,764,075
Publishing - 2.0%
E.W. Scripps Co.	28,300	$1,441,319
		$1,441,319
Retail-Discount - 1.2%
Dollar General Corp.	43,700	$889,295
		$889,295
Retail-Restaurants - 1.3%
Sonic Corp.(1)	29,600	$948,384
		$948,384
Retail-Specialty and Apparel - 3.1%
Bed Bath and Beyond, Inc.(1)	38,900	$1,447,469
Columbia Sportswear Co.(1)	17,200	739,600
		$2,187,069

See notes to financial statements

16

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment - 2.1%
Microchip Technology, Inc.	51,350	$1,462,448
		$1,462,448
Specialty Chemicals and Materials - 2.0%
Ecolab, Inc.	43,100	$1,409,801
		$1,409,801
Telecommunications - 1.3%
CenturyTel, Inc.	29,000	$890,010
		$890,010
Transportation - 4.1%
C.H. Robinson Worldwide, Inc.	27,900	$1,439,640
Expeditors International of Washington, Inc.	29,200	1,434,012
		$2,873,652
Total Common Stocks (identified cost $60,291,282)		$69,449,969
Total Investments - 98.1% (identified cost $60,291,282)		$69,449,969
Other Assets, Less Liabilities - 1.9%		$1,320,521
Net Assets - 100.0%		$70,770,490

(1)  Non-income producing security.

See notes to financial statements

17

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $60,291,282)	$69,449,969
Cash	1,328,555
Dividends and interest receivable	16,811
Total assets	$70,795,335
Liabilities
Payable to affiliate for Trustees' fees	$475
Accrued expenses	24,370
Total liabilities	$24,845
Net Assets applicable to investors' interest in Portfolio	$70,770,490
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$61,611,803
Net unrealized appreciation (computed on the basis of identified cost)	9,158,687
Total	$70,770,490

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends	$249,724
Interest	8,542
Total investment income	$258,266
Expenses
Investment adviser fee	$288,881
Trustees' fees and expenses	1,830
Custodian fee	26,745
Legal and accounting services	14,167
Miscellaneous	1,488
Total expenses	$333,111
Deduct - Reduction of investment adviser fee	$3,402
Total expense reductions	$3,402
Net expenses	$329,709
Net investment loss	$(71,443)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,748,668
Net realized gain	$1,748,668
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(386,700)
Net change in unrealized appreciation (depreciation)	$(386,700)
Net realized and unrealized gain	$1,361,968
Net increase in net assets from operations	$1,290,525

See notes to financial statements

18

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(71,443)	$(89,595)
Net realized gain from investment transactions	1,748,668	914,226
Net change in unrealized appreciation (depreciation) of investments	(386,700)	2,644,478
Net increase in net assets from operations	$1,290,525	$3,469,109
Capital transactions - Contributions	$4,150,218	$21,164,553
Withdrawals	(1,800,187)	(3,615,999)
Net increase in net assets from capital transactions	$2,350,031	$17,548,554
Net increase in net assets	$3,640,556	$21,017,663
Net Assets
At beginning of period	$67,129,934	$46,112,271
At end of period	$70,770,490	$67,129,934

See notes to financial statements

19

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.92	%(2)	0.93%	0.99%	1.68	%(2)
Net investment loss	(0.20	)%(2)	(0.15)%	(0.22)%	(0.81	)%(2)
Portfolio Turnover	25%		42%	50%	13%
Total Return(3)	2.00%		6.43%	25.97%	(14.72)%
Net assets, end of period (000's omitted)	$70,770		$67,130	$46,112	$17,149
†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.93	%(2)	0.93%
Net investment loss	(0.21	)%(2)	(0.15)%

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

20

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Mid-Cap Core Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 35.0% and 64.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices, or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

21

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Other - Investment transactions are accounted for on a trade date basis.

K  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all

22

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $288,881. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $3,402 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $19,274,232 and $17,313,335, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$60,291,282
Gross unrealized appreciation	$10,849,230
Gross unrealized depreciation	(1,690,543)
Net unrealized appreciation	$9,158,687

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

23

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2005.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	100%	0%
James B. Hawkes	100%	0%
Samuel L. Hayes, III	100%	0%
William H. Park	100%	0%
Ronald A. Pearlman	100%	0%
Norton H. Reamer	100%	0%
Lynn A. Stout	100%	0%
Ralph F. Verni	100%	0%

Results are rounded to the nearest whole number.

24

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Tax-Managed Mid-Cap Core Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory and sub-advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital, where applicable, on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser and sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively their duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser and sub-adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates

25

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and Atlanta Capital, an affiliated sub-adviser, are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structures, is in the interests of shareholders.

26

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Mid-Cap Core Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
Paul J. Marshall
Vice President
Charles B. Reed
Vice President
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

27

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Investment Adviser of Tax-Managed Mid-Cap Core Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed Mid-Cap Core Portfolio
Atlanta Capital Management Company L.L.C.

1349 West Peachtree Street

Suite 1600

Atlanta, GA 30309

Administrator of Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Mid-Cap Core Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1301-6/05  TMMCCSRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
MULTI-CAP
OPPORTUNITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

I N V E S T M E N T  U P D A T E

Arieh Coll

Portfolio Manager

The Fund

The Past Six Months

•                  During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of -4.37%. This return was the result of a decrease in net asset value (NAV) per share to $9.61 on April 30, 2005, from $10.06 on October 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of -4.75% during the same period, the result of a decrease in NAV per share to $9.21 from $9.68.(1)

•                  The Fund’s Class C shares had a total return of -4.84% during the same period, the result of a decrease in NAV per share to $9.23 from $9.70.(1)

•                  For comparison, the Fund’s benchmark, the S&P 500 Index – a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance – had a total return of 3.28% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  Although markets remained choppy during the six months ending April 30, 2005, U.S. equities managed to post modestly positive returns. Increased market volatility was a reflection of investor anxiety over rising interest rates, inflation fears and record-level oil prices. Defensive stocks, such as those found in the energy and utilities sectors, continued to be the focus for investors dealing with corporate shake-ups and mixed earnings reports, while growth stocks, such as those found in the information technology sector, bore the brunt of market unrest.

•                  In keeping with these trends, the Fund underperformed its benchmark, the S&P 500 Index, for the period.(2) Generally, the Portfolio’s concentration in the technology sector, versus the Index, detracted from relative performance, as did its growth orientation during a period in which the value style of investing led the market.

•                  Specifically, however, individual stock selection tends to be the primary contributor to relative returns for the Fund; the six-month period ended April 30, 2005 was no exception. The Fund’s underperformance relative to the Index was attributable to the performance of several stocks held by the Portfolio.(2) Some of the holdings in the information technology, consumer discretionary, and industrials sectors were the primary drivers of underperformance. On the positive side, a technology stock held by the Portfolio, that of a semiconductor company, realized strong returns during the period.

•                  In some cases, management responded to stock price declines by selling shares purchased at higher levels in order to realize capital losses. Realizing losses when they are available allows us to build a cushion of capital losses with which we can offset capital gains, should we want to realize them at some later date. Harvesting available capital losses in a consistent and disciplined manner is an important component of Eaton Vance’s tax-managed strategy.

•                  The Fund continues to invest primarily in common stocks of growth companies that are attractive in their long-term investment prospects. “Growth companies” are companies that we expect, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. We are confident that our flexible investment approach to growth investing is a solid one that over time will serve shareholders well.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance. com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	-2.04%	-2.74%	-2.84%
Life of Fund†	-0.80%	-1.67%	-1.65%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-7.68%	-7.61%	-3.81%
Life of Fund†	-2.00%	-2.09%	-1.65%

†                  Inception Dates – Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

**Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

F U N D  P E R F O R M A N C E

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund

Return Before Taxes	-2.04%	-0.80%
Return After Taxes on Distributions	-2.04%	-0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-1.32%	-0.68%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund

Return Before Taxes	-7.68%	-2.00%
Return After Taxes on Distributions	-7.68%	-2.00%
Return After Taxes on Distributions and Sale of Fund Shares	-4.99%	-1.70%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund

Return Before Taxes	-2.74%	-1.67%
Return After Taxes on Distributions	-2.74%	-1.67%
Return After Taxes on Distributions and Sale of Fund Shares	-1.78%	-1.42%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund

Return Before Taxes	-7.61%	-2.09%
Return After Taxes on Distributions	-7.61%	-2.09%
Return After Taxes on Distributions and Sale of Fund Shares	-4.94%	-1.77%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund

Return Before Taxes	-2.84%	-1.65%
Return After Taxes on Distributions	-2.84%	-1.65%
Return After Taxes on Distributions and Sale of Fund Shares	-1.85%	-1.40%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund

Return Before Taxes	-3.81%	-1.65%
Return After Taxes on Distributions	-3.81%	-1.65%
Return After Taxes on Distributions and Sale of Fund Shares	-2.48%	-1.40%

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value(NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made duringthe period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

F U N D  E X P E N S E S

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$956.27	$7.32
Class B	$1,000.00	$952.49	$10.89
Class C	$1,000.00	$951.55	$10.89

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.30	$7.55
Class B	$1,000.00	$1,013.60	$11.23
Class C	$1,000.00	$1,013.60	$11.23

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.51% for Class A shares, 2.25% for Class B shares, and 2.25% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $51,173,836)	$56,732,680
Receivable for Fund shares sold	1,805
Total assets	$56,734,485
Liabilities
Payable for Fund shares redeemed	$184,828
Payable to affiliate for distribution and service fees	9,325
Accrued expenses	18,462
Total liabilities	$212,615
Net Assets	$56,521,870
Sources of Net Assets
Paid-in capital	$56,557,680
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(5,340,663)
Accumulated net investment loss	(253,991)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	5,558,844
Total	$56,521,870
Class A Shares
Net Assets	$21,372,131
Shares Outstanding	2,223,136
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.61
Maximum Offering Price Per Share (100 ÷ 94.25 of $9.61)	$10.20
Class B Shares
Net Assets	$18,395,803
Shares Outstanding	1,996,926
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.21
Class C Shares
Net Assets	$16,753,936
Shares Outstanding	1,815,561
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.23
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $145)	$353,172
Interest allocated from Portfolio	33,412
Expenses allocated from Portfolio	(243,795)
Net investment income from Portfolio	$142,789
Expenses
Administration fee	$48,437
Trustees' fees and expenses	326
Distribution and service fees
Class A	30,101
Class B	105,943
Class C	96,568
Transfer and dividend disbursing agent fees	60,480
Registration fees	25,560
Custodian fee	9,687
Legal and accounting services	9,059
Printing and postage	8,100
Miscellaneous	2,519
Total expenses	$396,780
Net investment loss	$(253,991)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,616,851
Foreign currency transactions	(3,956)
Net realized gain	$1,612,895
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(4,016,841)
Securities sold short	71,975
Foreign currency	(293)
Net change in unrealized appreciation (depreciation)	$(3,945,159)
Net realized and unrealized loss	$(2,332,264)
Net decrease in net assets from operations	$(2,586,255)

See notes to financial statements

6

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(253,991)	$(855,554)
Net realized gain from investment transactions, securities sold short, and foreign currency transactions	1,612,895	2,661,761
Net change in unrealized appreciation (depreciation) from investments, securities sold short, and foreign currency	(3,945,159)	181,532
Net increase (decrease) in net assets from operations	$(2,586,255)	$1,987,739
Transactions in shares of beneficial interest - Proceeds from sale of shares
Class A	$2,719,690	$12,212,157
Class B	901,042	9,372,568
Class C	1,323,602	5,772,811
Cost of shares redeemed
Class A	(3,965,720)	(9,746,606)
Class B	(2,517,888)	(9,698,744)
Class C	(2,115,069)	(3,791,111)
Net asset value of shares exchanged
Class A	64,911	239,982
Class B	(64,911)	(239,982)
Net increase (decrease) in net assets from Fund share transactions	$(3,654,343)	$4,121,075
Net increase (decrease) in net assets	$(6,240,598)	$6,108,814
Net Assets
At beginning of period	$62,762,468	$56,653,654
At end of period	$56,521,870	$62,762,468
Accumulated net investment loss included in net assets
At end of period	$(253,991)	$-

See notes to financial statements

7

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)(2)
Net asset value - Beginning of period	$10.060		$9.690	$7.250	$8.380	$11.340	$10.000
Income (loss) from operations
Net investment loss	$(0.017)		$(0.083)	$(0.116)	$(0.114)	$(0.065)	$(0.016)
Net realized and unrealized gain (loss)	(0.433)		0.453	2.556	(1.016)	(2.895)	1.356
Total income (loss) from operations	$(0.450)		$0.370	$2.440	$(1.130)	$(2.960)	$1.340
Net asset value - End of period	$9.610		$10.060	$9.690	$7.250	$8.380	$11.340
Total Return(3)	(4.37)%		3.82%	33.66%	(13.48)%	(26.10)%	13.40%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$21,372		$23,462	$19,884	$14,289	$10,637	$674
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.51	%(5)	1.52%	1.66%	1.60%	1.40%	1.48	%(5)
Net expenses after custodian fee reduction(4)	1.51	%(5)	1.52%	1.66%	1.60%	1.40%	1.40	%(5)
Net investment loss	(0.32	)%(5)	(0.84)%	(1.42)%	(1.35)%	(0.69)%	(0.43	)%(5)
Portfolio Turnover of the Portfolio	107%		239%	224%	225%	324%	90%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.52	%(5)	1.53%		1.67%	2.40%	12.00	%(5)
Expenses after custodian fee reduction(4)	1.52	%(5)	1.53%		1.67%	2.40%	11.92	%(5)
Net investment loss	(0.33	)%(5)	(0.85)%		(1.42)%	(1.69)%	(10.96	)%(5)
Net investment loss per share	$(0.017)		$(0.086)		$(0.120)	$(0.159)	$(0.408)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 30, 2000, to October 31, 2000.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)(2)
Net asset value - Beginning of period	$9.680		$9.390	$7.080	$8.260	$11.260	$10.000
Income (loss) from operations
Net investment loss	$(0.054)		$(0.153)	$(0.173)	$(0.175)	$(0.131)	$(0.027)
Net realized and unrealized gain (loss)	(0.416)		0.443	2.483	(1.005)	(2.869)	1.287
Total income (loss) from operations	$(0.470)		$0.290	$2.310	$(1.180)	$(3.000)	$1.260
Net asset value - End of period	$9.210		$9.680	$9.390	$7.080	$8.260	$11.260
Total Return(3)	(4.75)%		3.09%	32.63%	(14.29)%	(26.64)%	12.60%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$18,396		$20,928	$20,868	$11,939	$8,931	$714
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.26	%(5)	2.27%	2.41%	2.35%	2.15%	2.23	%(5)
Net expenses after custodian fee reduction(4)	2.26	%(5)	2.27%	2.41%	2.35%	2.15%	2.15	%(5)
Net investment loss	(1.06	)%(5)	(1.60)%	(2.16)%	(2.10)%	(1.43)%	(0.78	)%(5)
Portfolio Turnover of the Portfolio	107%		239%	224%	225%	324%	90%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.27	%(5)	2.28%		2.42%	3.15%	12.75	%(5)
Expenses after custodian fee reduction(4)	2.27	%(5)	2.28%		2.42%	3.15%	12.67	%(5)
Net investment loss	(1.07	)%(5)	(1.61)%		(2.17)%	(2.43)%	(11.30	)%(5)
Net investment loss per share	$(0.055)		$(0.154)		$(0.181)	$(0.223)	$(0.391)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, July 10, 2000, to October 31, 2000.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)(2)
Net asset value - Beginning of period	$9.700		$9.410	$7.090	$8.270	$11.260	$10.000
Income (loss) from operations
Net investment loss	$(0.054)		$(0.151)	$(0.172)	$(0.175)	$(0.133)	$(0.025)
Net realized and unrealized gain (loss)	(0.416)		0.441	2.492	(1.005)	(2.857)	1.285
Total income (loss) from operations	$(0.470)		$0.290	$2.320	$(1.180)	$(2.990)	$1.260
Net asset value - End of period	$9.230		$9.700	$9.410	$7.090	$8.270	$11.260
Total Return(3)	(4.84)%		3.08%	32.72%	(14.27)%	(26.55)%	12.60%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$16,754		$18,373	$15,902	$11,432	$8,670	$308
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.26	%(5)	2.27%	2.41%	2.35%	2.15%	2.23	%(5)
Net expenses after custodian fee reduction(4)	2.26	%(5)	2.27%	2.41%	2.35%	2.15%	2.15	%(5)
Net investment loss	(1.06	)%(5)	(1.57)%	(2.16)%	(2.10)%	(1.46)%	(0.72	)%(5)
Portfolio Turnover of the Portfolio	107%		239%	224%	225%	324%	90%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.27	%(5)	2.28%		2.42%	3.15%	12.75	%(5)
Expenses after custodian fee reduction(4)	2.27	%(5)	2.28%		2.42%	3.15%	12.67	%(5)
Net investment loss	(1.07	)%(5)	(1.58)%		(2.17)%	(2.46)%	(11.24	)%(5)
Net investment loss per share	$(0.055)		$(0.152)		$(0.181)	$(0.224)	$(0.390)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, July 10, 2000, to October 31, 2000.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (50.3%) at April 30, 2005. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $6,370,525 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Other - Investment transactions are accounted for on a trade-date basis.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated

11

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December ) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	253,347	1,237,539
Redemptions	(367,254)	(982,291)
Exchange from Class B shares	6,009	24,431
Net increase (decrease)	(107,898)	279,679

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	85,618	968,737
Redemptions	(244,238)	(1,003,357)
Exchange to Class A shares	(6,255)	(25,073)
Net decrease	(164,875)	(59,693)
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	127,072	602,389
Redemptions	(206,273)	(397,404)
Net increase (decrease)	(79,201)	204,985

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $48,437. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2005, EVM earned $5,580 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,115 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan)

12

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $79,457 and $72,426 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $794,000 and $941,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $30,101, $26,486, and $24,142 for Class A, Class B and Class C, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $36,000 and $500 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2005, aggregated $4,969,517 and $8,993,877, respectively.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	4,911,608	74,976
James B. Hawkes	4,914,229	72,175
Samuel L. Hayes, III	4,913,105	73,299
William H. Park	4,913,299	73,105
Ronald A. Pearlman	4,914,345	72,059
Norton H. Reamer	4,912,059	74,345
Lynn A. Stout	4,913,105	73,299
Ralph F. Verni	4,912,848	73,556

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 89.4%
Security	Shares	Value
Aerospace-Equipment - 1.3%
Precision Castparts Corp.	20,000	$1,473,200
		$1,473,200
Airlines - 0.5%
Westjet Airlines, Ltd.(1)	45,000	$530,698
		$530,698
Auto and Parts - 0.0%
Keystone Automotive Industries, Inc.(1)	1,000	$20,030
		$20,030
Banks - 1.1%
Banco Latinoamericano de Exportaciones SA	10,799	$203,993
Commerce Bancorp, Inc.	36,000	1,007,640
		$1,211,633
Broadcasting and Cable - 1.3%
Central European Media Enterprises Ltd.(1)	33,000	$1,518,000
		$1,518,000
Business Services - 3.0%
Coinstar, Inc.(1)	54,000	$925,560
Greenfield Online, Inc.(1)	50,806	915,524
Sotheby's Holdings, Inc., Class A(1)	92,000	1,506,960
		$3,348,044
Chemicals - 3.1%
Mosaic Co. (The)(1)	45,000	$578,250
Potash Corporation of Saskatchewan, Inc.	35,000	2,944,900
		$3,523,150
Computer Services - 0.8%
Kanbay International, Inc.(1)	45,278	$814,098
Syntel, Inc.	8,400	134,736
		$948,834

Security	Shares	Value
Computer Software - 0.5%
Magma Design Automation, Inc.(1)	100,000	$614,000
		$614,000
Computers-Integrated Systems - 1.8%
Research in Motion Ltd.(1)	31,200	$2,009,592
		$2,009,592
Computers and Business Equipment - 1.6%
PalmOne, Inc.(1)	85,000	$1,821,550
		$1,821,550
Consumer Services - 2.0%
Weight Watchers International, Inc.(1)	55,000	$2,296,250
		$2,296,250
Education - 5.0%
Corinthian Colleges, Inc.(1)	108,000	$1,534,680
Education Management Corp.(1)	61,000	1,708,000
ITT Educational Services, Inc.(1)	13,000	597,740
Laureate Education, Inc.(1)	29,400	1,305,948
Learning Tree International, Inc.(1)	40,000	510,400
		$5,656,768
Energy - 0.4%
British Energy Group PLC(1)	1,000	$5,997
Ormat Technologies, Inc.	31,700	496,105
		$502,102
Entertainment - 3.0%
Six Flags, Inc.(1)	140,000	$546,000
WMS Industries, Inc.(1)	109,300	2,776,220
		$3,322,220
Financial Services - 4.3%
Countrywide Financial Corp.	19,000	$687,610
E*Trade Financial Corp.(1)	192,000	2,133,120
MarketAxess Holdings, Inc.(1)	86,900	1,065,394
OptionsXpress Holdings, Inc.(1)	7,000	91,280

See notes to financial statements

14

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
SFE Corp., Ltd.	30,650	$217,777
Student Loan Corp., (The)	3,100	600,625
		$4,795,806
Food, Beverages and Tobacco - 1.1%
Loews Corp. - Carolina Group	38,000	$1,197,000
		$1,197,000
Gaming - 3.7%
Sportingbet PLC(1)	759,000	$4,164,840
		$4,164,840
Health Care Services - 3.2%
Caremark Rx, Inc.(1)	30,000	$1,201,500
DaVita, Inc.(1)	75	3,023
Laboratory Corporation of America Holdings(1)	24,000	1,188,000
LifePoint Hospitals, Inc.(1)	27,000	1,200,150
United Surgical Partners International, Inc.(1)	100	4,425
		$3,597,098
Insurance - 3.8%
Montpelier Re Holdings Ltd.	58,000	$1,925,020
Progressive Corp.	100	9,127
UnumProvident Corp.	142,000	2,374,240
		$4,308,387
Internet Services - 6.0%
Arbinet - Thexchange, Inc.(1)	10,300	$198,893
CheckFree Corp.(1)	38,600	1,415,848
Google, Inc., Class A(1)	10,000	2,200,000
PlanetOut, Inc.(1)	81,134	532,239
Yahoo!, Inc.(1)	70,000	2,415,700
		$6,762,680
Medical Products - 6.0%
Align Technology, Inc.(1)	255,000	$2,147,100
Biosite, Inc.(1)	9,300	530,100
Celgene Corp.(1)	47,000	1,781,770
Fisher Scientific International, Inc.(1)	20,000	1,187,600
I-Flow Corp.(1)	58,160	827,035
Shamir Optical Industry, Ltd.(1)	18,000	296,640
		$6,770,245

Security	Shares	Value
Mining - 0.2%
Gammon Lake Resources, Inc.(1)	45,000	$271,800
		$271,800
Oil and Gas-Equipment and Services - 1.2%
Input/Output, Inc.(1)	223,000	$1,346,920
		$1,346,920
Oil and Gas-Exploration and Production - 4.2%
Bankers Petroleum Ltd.(1)	1,000	$956
Niko Resources Ltd.	45,000	1,900,474
Southwestern Energy Co.(1)	20,000	1,175,000
Vintage Petroleum, Inc.	45,000	1,300,050
Williams Co., Inc. (The)	19,000	323,380
		$4,699,860
Personal Products - 0.9%
Gillette Co. (The)	20,000	$1,032,800
		$1,032,800
Pharmaceuticals - 2.7%
American Pharmaceutical Partners, Inc.(1)	37,179	$1,937,770
Taro Pharmaceutical Industries Ltd.(1)	37,500	1,089,750
		$3,027,520
Real Estate - 0.6%
HouseValues, Inc.(1)	42,023	$546,719
ZipRealty, Inc.(1)	10,000	139,900
		$686,619
Restaurants - 1.0%
McDonald's Corp.	38,000	$1,113,780
		$1,113,780
Retail-Food and Drug - 5.2%
CVS Corp.	55,000	$2,836,900
Triarc Cos., Inc., Class B	78,000	1,001,520
Walgreen Co.	47,000	2,023,820
		$5,862,240

See notes to financial statements

15

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retail-Specialty - 3.7%
Bed Bath and Beyond, Inc.(1)	18,000	$669,780
Nu Skin Enterprises, Inc., Class A	27,000	594,000
Pep Boys - Manny, Moe & Jack	1,000	14,180
PETsMART, Inc.	38,000	1,012,700
RONA, Inc.(1)	46,724	899,892
Tweeter Home Entertainment Group, Inc.(1)	262,000	958,920
		$4,149,472
Semiconductors - 9.7%
Atheros Communications, Inc.(1)	288,000	$2,096,640
Cirrus Logic, Inc.(1)	143,293	604,697
NVIDIA Corp.(1)	302,000	6,625,880
Sigmatel, Inc.(1)	60,000	1,571,400
		$10,898,617
Telecommunications-Services - 0.8%
IDT Corp.(1)	1,000	$13,460
PanAmSat Holding Corp.	51,093	901,791
Philippine Long Distance Telephone Co. ADR	1,000	25,770
		$941,021
Wireless Communications - 5.7%
NII Holdings, Inc., Class B(1)	97,000	$4,856,790
Novatel Wireless, Inc.(1)	175,000	1,568,000
		$6,424,790
Total Common Stocks (identified cost $92,318,889)		$100,847,566
Short-Term Investments - 3.8%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., Commercial Paper, 2.94%, 5/2/05	2,281	$2,280,813
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $4,280,813)		$4,280,813
Total Investments - 93.2% (identified cost $96,599,702)		$105,128,379

Securities Sold Short - (2.1)%
Security	Shares	Value
Yahoo!, Inc.	70,000	$(2,415,700)
Total Securities Sold Short (proceeds $1,144,289)		$(2,415,700)
Other Assets, Less Liabilities - 8.9%		$10,022,926
Net Assets - 100.0%		$112,735,605

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

16

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $96,599,702)	$105,128,379
Cash	10,940
Deposit with brokers for securities sold short	1,144,289
Receivable for investments sold	10,835,350
Interest and dividends receivable	5,321
Total assets	$117,124,279
Liabilities
Payable for securities sold short, at value (proceeds received of $1,144,289)	$2,415,700
Payable for investments purchased	1,953,001
Accrued expenses	19,973
Total liabilities	$4,388,674
Net Assets applicable to investors' interest in Portfolio	$112,735,605
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$105,478,699
Net unrealized appreciation (computed on the basis of identified cost)	7,256,906
Total	$112,735,605

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $261)	$643,336
Interest	61,918
Total investment income	$705,254
Expenses
Investment adviser fee	$380,253
Trustees' fees and expenses	1,783
Custodian fee	46,800
Legal and accounting services	14,755
Miscellaneous	2,535
Total expenses	$446,126
Deduct - Preliminary reduction of investment adviser fee	$6,993
Total expense reductions	$6,993
Net expenses	$439,133
Net investment income	$266,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,621,055
Foreign currency transactions	(7,306)
Net realized gain	$2,613,749
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(8,264,314)
Securities sold short	117,600
Foreign currency	(360)
Net change in unrealized appreciation (depreciation)	$(8,147,074)
Net realized and unrealized loss	$(5,533,325)
Net decrease in net assets from operations	$(5,267,204)

See notes to financial statements

17

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income (loss)	$266,121	$(69,550)
Net realized gain from investment transactions, securities sold short, and foreign currency transactions	2,613,749	3,049,822
Net change in unrealized appreciation (depreciation) from investments, securities sold short, and foreign currency	(8,147,074)	1,641,170
Net increase (decrease) in net assets from operations	$(5,267,204)	$4,621,442
Capital transactions - Contributions	$18,104,179	$41,277,097
Withdrawals	(8,995,171)	(23,993,091)
Net increase in net assets from capital transactions	$9,109,008	$17,284,006
Net increase in net assets	$3,841,804	$21,905,448
Net Assets
At beginning of period	$108,893,801	$86,988,353
At end of period	$112,735,605	$108,893,801

See notes to financial statements

18

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001	2000(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.75	%(2)	0.76%	0.79%	0.82%	1.09%	1.36	%(2)
Net expenses after custodian fee reduction	0.75	%(2)	0.76%	0.79%	0.82%	1.09%	1.28	%(2)
Net investment income (loss)	0.45	%(2)	(0.06)%	(0.54)%	(0.58)%	(0.36)%	(0.21	)%(2)
Portfolio Turnover	107%		239%	224%	225%	324%	90%
Total Return(3)	(4.37)%		4.60%	34.80%	(12.80)%	-	-
Net assets, end of period (000's omitted)	$112,736		$108,894	$86,988	$48,896	$34,392	$4,012
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(2)	0.77%
Expenses after custodian fee reduction	0.76	%(2)	0.77%
Net investment income (loss)	0.44	%(2)	(0.07)%

(1)  For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

19

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 50.3% and 49.6% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should

20

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

21

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $380,253. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $6,993 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $120,313,646 and $118,848,274, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$96,599,702
Gross unrealized appreciation	$14,329,319
Gross unrealized depreciation	(5,800,642)
Net unrealized appreciation	$8,528,677

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2005 there were no outstanding obligations under these financial instruments.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

22

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Multi-Cap Opportunity Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance, on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered its management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration

23

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Multi-Cap Opportunity Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser of Tax-Managed Multi-Cap Opportunity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

824-6/05  TMCAPSRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
SMALL-CAP

GROWTH FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

INVESTMENT UPDATE

Toni Shimura
Portfolio Manager

The Fund

The Past Six Months

•                  During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of -2.32%. This return was the result of a decrease in net asset value (NAV) per share to $9.25 on April 30, 2005, from $9.47 on October 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of -2.67% during the same period, the result of a decrease in NAV per share to $8.74 from $8.98.(1)

•                  The Fund’s Class C shares had a total return of -2.68% during the same period, the result of a decrease in NAV per share to $8.70 from $8.94.(1)

•                  For comparison, the Russell 2000 Growth Index – an unmanaged index of small-cap growth stocks – had a total return of -1.98%, while the S&P SmallCap 600 Index – a widely recognized, unmanaged index of both growth and value small-capitalization stocks – had a total return of 2.57% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  The six months ended April 30, 2005, witnessed two distinct stock market environments. First came a strong post-election rally fueled by an abrupt decline in oil prices and rising earnings expectations. Early in 2005, however, investor enthusiasm toward stocks began to wane, as the Federal Reserve continued to push short-term rates higher amid inflation fears, oil prices rebounded, and signs of slower economic growth began to emerge.

•                  During the six months ended April 30, 2005, the value style of investing generally outperformed the growth style, on the back of strong performance from more defensive sectors, such as energy and utilities. Small-capitalization companies generally outperformed large-cap companies late in 2004; however, towards the end of the six-month period ended April 30, 2005, investor preference began to shift toward large-cap stocks.

•                  The Fund’s returns during the past six months were below those of the benchmark indexes. Adverse stock selection in the information technology sector of Tax-Managed Small-Cap Growth Portfolio (the Portfolio), in which the Fund invests – especially among telecom equipment stocks – dampened Fund returns, as did stocks in the software group, due to product delays and order shortfalls in that industry during the period. Portfolio positions in health care, specifically generic drugs and medical devices, were a further drag on performance, due to slower-than-expected acceptance of new products.

•                  With tighter monetary policy slowing the increase in energy and basic materials prices and signaling potentially slower economic growth ahead, the market has seen a rebound in non-economically-sensitive areas, such as basic materials stocks. Accordingly, among the Portfolio’s strongest-performing areas were coal-related and mining equipment stocks, thanks to tight supply and strong pricing in that market.

•                  The Portfolio also found good performers among the more defensive areas of the health care sector: namely, health care services and some specialty pharmaceutical names. A significant underweighting in biotechnology stocks also proved beneficial to the Fund’s overall performance.

•                  Also contributing positively were stocks of wireless communications and satellite service providers, as well as an underweighting in financial stocks, which were hurt by the narrowing of interest rate spreads during the period.

•                  Effective July 1, 2005, Martha G. Locke will be the portfolio manager of Eaton Vance Tax-Managed Small-Cap Growth 1.1. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than five years and co-managed another Eaton Vance portfolio from 2001 to 2003.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	-1.39%	-2.13%	-2.25%
Five Years	-11.49%	-12.15%	-12.16%
Life of Fund†	-1.02%	-1.76%	-1.82%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-7.04%	-7.02%	-3.22%
Five Years	-12.53%	-12.50%	-12.16%
Life of Fund†	-1.79%	-1.76%	-1.82%

† Inception Dates – Class A: 9/25/97; Class B: 9/29/97; Class C:

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Health Care	26.5%
Consumer Discretionary	15.4%
Energy	13.2%
Information Technology	8.9%
Industrials	8.6%
Telecommunications Services	6.0%
Financials	3.0%
Consumer Staples	2.6%
Utilities	1.4%
Materials	0.6%

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.39%	-11.49%	-1.02%
Return After Taxes on Distributions	-1.39%	-11.49%	-1.02%
Return After Taxes on Distributions and Sale of Fund Shares	-0.90%	-9.36%	-0.86%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-7.04%	-12.53%	-1.79%
Return After Taxes on Distributions	-7.04%	-12.53%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-4.57%	-10.16%	-1.51%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-2.13%	-12.15%	-1.76%
Return After Taxes on Distributions	-2.13%	-12.15%	-1.76%
Return After Taxes on Distributions and Sale of Fund Shares	-1.38%	-9.87%	-1.48%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-7.02%	-12.50%	-1.76%
Return After Taxes on Distributions	-7.02%	-12.50%	-1.76%
Return After Taxes on Distributions and Sale of Fund Shares	-4.56%	-10.14%	-1.48%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-2.25%	-12.16%	-1.82%
Return After Taxes on Distributions	-2.25%	-12.16%	-1.82%
Return After Taxes on Distributions and Sale of Fund Shares	-1.46%	-9.88%	-1.53%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-3.22%	-12.16%	-1.82%
Return After Taxes on Distributions	-3.22%	-12.16%	-1.82%
Return After Taxes on Distributions and Sale of Fund Shares	-2.10%	-9.88%	-1.53%

Class A commenced operations on 9/25/97 and Class B and Class C commenced operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$976.80	$7.06
Class B	$1,000.00	$973.30	$10.72
Class C	$1,000.00	$973.20	$10.71

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.20
Class B	$1,000.00	$1,013.90	$10.94
Class C	$1,000.00	$1,013.90	$10.94

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A shares, 2.19% for Class B shares, and 2.19% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $84,062,038)	$95,052,897
Receivable for Fund shares sold	6,176
Total assets	$95,059,073
Liabilities
Payable for Fund shares redeemed	$390,072
Payable to affiliate for distribution and service fees	18,360
Payable to affiliate for Trustees' fees	204
Accrued expenses	75,460
Total liabilities	$484,096
Net Assets	$94,574,977
Sources of Net Assets
Paid-in capital	$225,359,593
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(140,561,663)
Accumulated net investment loss	(1,213,812)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	10,990,859
Total	$94,574,977
Class A Shares
Net Assets	$24,763,288
Shares Outstanding	2,676,677
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.25
Maximum Offering Price Per Share (100 ÷ 94.25 of $9.25)	$9.81
Class B Shares
Net Assets	$50,813,089
Shares Outstanding	5,816,904
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.74
Class C Shares
Net Assets	$18,998,600
Shares Outstanding	2,183,001
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.70
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $4,777)	$144,794
Interest allocated from Portfolio	58,421
Expenses allocated from Portfolio	(412,736)
Net investment loss from Portfolio	$(209,521)
Expenses
Distribution and service fees Class A	$35,914
Class B	297,565
Class C	116,470
Transfer and dividend disbursing agent fees	180,494
Registration fees	23,048
Printing and postage	15,876
Custodian fee	13,532
Legal and accounting services	9,819
Miscellaneous	6,301
Total expenses	$699,019
Net investment loss	$(908,540)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$6,533,964
Foreign currency transactions	(2,180)
Net realized gain	$6,531,784
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(6,968,045)
Foreign currency	(3,390)
Net change in unrealized appreciation (depreciation)	$(6,971,435)
Net realized and unrealized loss	$(439,651)
Net decrease in net assets from operations	$(1,348,191)

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(908,540)	$(2,330,552)
Net realized gain from investment transactions, payments by affiliate and foreign currency transactions	6,531,784	9,048,172
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(6,971,435)	(9,934,437)
Net decrease in net assets from operations	$(1,348,191)	$(3,216,817)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$327,793	$1,267,142
Class B	286,729	1,056,138
Class C	254,690	911,310
Cost of shares redeemed Class A	(5,808,444)	(12,769,324)
Class B	(10,793,425)	(17,339,046)
Class C	(6,351,178)	(10,616,048)
Net asset value of shares exchanged Class A	386,184	1,688,751
Class B	(386,184)	(1,688,751)
Net decrease in net assets from Fund share transactions	$(22,083,835)	$(37,489,828)
Net decrease in net assets	$(23,432,026)	$(40,706,645)
Net Assets
At beginning of period	$118,007,003	$158,713,648
At end of period	$94,574,977	$118,007,003
Accumulated net investment loss included in net assets
At end of period	$(1,213,812)	$(305,272)

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001	2000
Net asset value - Beginning of period	$9.470		$9.630		$7.620	$9.840	$16.490	$13.110
Income (loss) from operations
Net investment loss	$(0.053)		$(0.107)		$(0.100)	$(0.095)	$(0.110)	$(0.062)
Net realized and unrealized gain (loss)	(0.167)		(0.053)		2.110	(2.125)	(6.540)	3.442
Total income (loss) from operations	$(0.220)		$(0.160)		$2.010	$(2.220)	$(6.650)	$3.380
Net asset value - End of period	$9.250		$9.470		$9.630	$7.620	$9.840	$16.490
Total Return(2)	(2.32)%		(1.66	)%(3)	26.38%	(22.56)%	(40.33)%	25.78%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$24,763		$30,172		$40,514	$44,208	$81,608	$145,852
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.44	%(6)	1.37%		1.43%	1.24%	1.16%	1.07%
Net expenses after custodian fee reduction(4)	1.44	%(6)	1.37%		1.43%	1.24%	1.14%	1.07%
Net investment loss	(1.07	)%(6)	(1.12)%		(1.23)%	(1.00)%	(0.83)%	(0.49)%
Portfolio Turnover(5)	-		-		-	-	22%	77%
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%*	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.46	%(6)
Expenses after custodian fee reduction(4)	1.46	%(6)
Net investment loss	(1.09	)%(6)
Net investment loss per share	$(0.054)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

(6)  Annualized.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001	2000
Net asset value - Beginning of period	$8.980		$9.190		$7.330	$9.540	$16.120	$12.910
Income (loss) from operations
Net investment loss	$(0.086)		$(0.170)		$(0.155)	$(0.161)	$(0.197)	$(0.167)
Net realized and unrealized gain (loss)	(0.154)		(0.040)		2.015	(2.049)	(6.383)	3.377
Total income (loss) from operations	$(0.240)		$(0.210)		$1.860	$(2.210)	$(6.580)	$3.210
Net asset value - End of period	$8.740		$8.980		$9.190	$7.330	$9.540	$16.120
Total Return(2)	(2.67)%		(2.28	)%(3)	25.38%	(23.16)%	(40.82)%	24.86%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$50,813		$62,553		$82,345	$81,353	$132,892	$228,177
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.19	%(6)	2.12%		2.18%	1.99%	1.92%	1.82%
Net expenses after custodian fee reduction(4)	2.19	%(6)	2.12%		2.18%	1.99%	1.90%	1.82%
Net investment loss	(1.82	)%(6)	(1.87)%		(1.98)%	(1.75)%	(1.58)%	(1.24)%
Portfolio Turnover(5)	-		-		-	-	22%	77%
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%*	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(6)
Expenses after custodian fee reduction(4)	2.21	%(6)
Net investment loss	(1.84	)%(6)
Net investment loss per share	$(0.086)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

(6)  Annualized.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001	2000
Net asset value - Beginning of period	$8.940		$9.160		$7.310	$9.500	$16.050	$12.860
Income (loss) from operations
Net investment loss	$(0.085)		$(0.170)		$(0.154)	$(0.161)	$(0.198)	$(0.154)
Net realized and unrealized gain (loss)	(0.155)		(0.050)		2.004	(2.029)	(6.352)	3.344
Total income (loss) from operations	$(0.240)		$(0.220)		$1.850	$(2.190)	$(6.550)	$3.190
Net asset value - End of period	$8.700		$8.940		$9.160	$7.310	$9.500	$16.050
Total Return(2)	(2.68)%		(2.40	)%(3)	25.31%	(23.05)%	(40.81)%	24.80%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$18,999		$25,282		$35,855	$36,789	$66,550	$111,731
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.19	%(6)	2.12%		2.18%	1.99%	1.92%	1.85%
Net expenses after custodian fee reduction(4)	2.19	%(6)	2.12%		2.18%	1.99%	1.90%	1.85%
Net investment loss	(1.83	)%(6)	(1.87)%		(1.97)%	(1.75)%	(1.58)%	(1.27)%
Portfolio Turnover(5)	-		-		-	-	22%	77%
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%*	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.21	%(6)
Expenses after custodian fee reduction(4)	2.21	%(6)
Net investment loss	(1.84	)%(6)
Net investment loss per share	$(0.086)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

(6)  Annualized.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (61.4% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

E  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $149,420,597 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008, ($17,013,224), on October 31, 2009, ($76,461,635), and on October 31, 2010, ($55,945,738).

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires

11

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	32,905	133,211
Redemptions	(579,925)	(1,333,450)
Exchanges from Class B shares	38,770	177,497
Net decrease	(508,250)	(1,022,742)

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	30,368	115,435
Redemptions	(1,139,366)	(1,918,120)
Exchanges to Class A shares	(40,980)	(186,494)
Net decrease	(1,149,978)	(1,989,179)
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	26,926	98,653
Redemptions	(670,355)	(1,186,433)
Net decrease	(643,429)	(1,087,780)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $13,656 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,640 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

12

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The fund paid or accrued $223,174 and $87,352 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $5,880,000 and $8,306,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $35,914, $74,391 and $29,118 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $90,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $1,253,354 and $23,952,941, respectively for the six months ended April 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	8,786,518	121,170
James B. Hawkes	8,791,697	115,991
Samuel L. Hayes, III	8,787,459	120,229
William H. Park	8,792,018	115,670
Ronald A. Pearlman	8,790,939	116,749
Norton H. Reamer	8,787,256	120,432
Lynn A. Stout	8,792,404	115,284
Ralph F. Verni	8,789,376	118,312

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 86.2%
Security	Shares	Value
Aerospace & Defense - 1.9%
Aviall, Inc.(1)	21,500	$628,875
DRS Technologies, Inc.(1)	26,500	1,172,625
Innovative Solutions and Support, Inc.(1)	14,500	457,620
Teledyne Technologies, Inc.(1)	21,500	654,030
		$2,913,150
Air Freight & Logistics - 0.3%
HUB Group, Inc., Class A(1)	8,100	$445,500
		$445,500
Beverages - 1.3%
Hansen Natural Corp.(1)	23,200	$1,314,976
PepsiAmericas, Inc.	29,800	735,762
		$2,050,738
Biotechnology - 2.8%
Affymetrix, Inc.(1)	16,800	$774,648
Invitrogen Corp.(1)	8,600	630,122
QIAGEN NV(1)(2)	34,200	444,600
Transkaryotic Therapies, Inc.(1)	35,500	1,202,740
United Therapeutics Corp.(1)	26,800	1,286,132
		$4,338,242
Capital Markets - 1.2%
Affiliated Managers Group, Inc.(1)	7,900	$493,987
Greenhill & Co., Inc.	40,800	1,285,200
		$1,779,187
Commercial Banks - 0.2%
PrivateBancorp, Inc.	8,300	$259,375
		$259,375
Commercial Services & Supplies - 1.9%
Harland (John H.) Co.	13,200	$475,200
Healthcare Services Group, Inc.	22,900	578,225
Labor Ready, Inc.(1)	44,400	741,036
Miller (Herman), Inc.	16,600	474,760
Navigant Consulting, Inc.(1)	15,300	359,091
Rollins, Inc.	18,000	355,320
		$2,983,632

Security	Shares	Value
Communications Equipment - 0.2%
ECI Telecom, Ltd.(1)(2)	44,100	$307,377
		$307,377
Computers & Peripherals - 0.7%
Logitech International SA ADR(1)	7,700	$446,215
PalmOne, Inc.(1)	10,600	227,158
SanDisk Corp.(1)	18,700	443,190
		$1,116,563
Consumer Finance - 0.5%
Metris Companies, Inc.(1)	50,100	$607,212
Student Loan Corp., (The)	1,200	232,500
		$839,712
Containers & Packaging - 0.5%
Owens-Illinois, Inc.(1)	34,600	$848,392
		$848,392
Diversified Telecommunication Services - 0.4%
PanAmSat Holding Corp.	37,892	$668,794
		$668,794
Electric Utilities - 0.6%
Allegheny Energy, Inc.(1)	35,000	$855,400
		$855,400
Electrical Equipment - 0.7%
AMETEK, Inc.	8,100	$306,747
Evergreen Solar, Inc.(1)	138,400	756,356
		$1,063,103
Electronic Equipment & Instruments - 1.2%
Nam Tai Electronics, Inc.(2)	43,600	$1,009,340
Trimble Navigation, Ltd.(1)	22,300	767,566
		$1,776,906
Energy Equipment & Services - 1.6%
Cal Dive International, Inc.(1)	7,400	$329,152
Dril-Quip, Inc.(1)	15,500	451,825
Hydril Co.(1)	24,700	1,299,220
Pride International, Inc.(1)	17,000	379,100
		$2,459,297

See notes to financial statements

14

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 0.6%
Central European Distribution Corp.(1)	13,500	$501,120
Longs Drugstores Corp.	13,500	490,725
		$991,845
Food Products - 0.2%
Pilgrim's Pride Corp.	8,900	$321,201
		$321,201
Gas Utilities - 0.3%
UGI Corp.	9,600	$482,208
		$482,208
Health Care Equipment & Supplies - 13.0%
ArthroCare Corp.(1)	12,300	$361,374
Aspect Medical Systems, Inc.(1)	21,200	530,636
Bausch & Lomb, Inc.	6,700	502,500
Cantel Medical Corp.(1)	18,800	500,268
CONMED Corp.(1)	23,400	695,448
Dade Behring Holdings, Inc.(1)	11,800	727,706
DexCom, Inc.(1)	13,598	135,980
DJ Orthopedics, Inc.(1)	32,800	824,920
Foxhollow Technologies, Inc.(1)	15,500	480,345
Haemonetics Corp.(1)	48,000	2,052,960
Hologic, Inc.(1)	36,500	1,298,670
Immucor, Inc.(1)	137,775	4,111,206
Integra LifeSciences Holdings Corp.(1)	16,500	584,595
Intermagnetics General Corp.(1)	23,800	584,528
Intralase Corp.(1)	14,478	242,072
Intuitive Surgical, Inc.(1)	18,100	777,214
Kyphon, Inc.(1)	33,000	862,950
Respironics, Inc.(1)	11,900	751,961
Shamir Optical Industry, Ltd.(1)(2)	27,800	458,144
SonoSite, Inc.(1)	17,400	506,427
Sybron Dental Specialties, Inc.(1)	31,600	1,177,100
Syneron Medical, Ltd.(1)(2)	23,100	669,900
Ventana Medical Systems, Inc.(1)	30,400	1,210,528
		$20,047,432
Health Care Providers & Services - 10.0%
Community Health Systems, Inc.(1)	48,800	$1,778,760
Covance, Inc.(1)	10,700	488,348
Coventry Health Care, Inc.(1)	18,600	1,272,798
Genesis HealthCare Corp.(1)	17,000	678,300

Security	Shares	Value
Health Care Providers & Services (continued)
Gentiva Health Services(1)	24,200	$473,836
Health Net, Inc.(1)	22,200	755,466
Healthtronics, Inc.(1)	58,000	719,200
Kindred Healthcare, Inc.(1)	20,300	667,870
LCA-Vision, Inc.	13,900	544,741
LifePoint Hospitals, Inc.(1)	39,800	1,769,110
Lincare Holdings, Inc.(1)	13,800	588,984
Option Care, Inc.	28,300	402,709
Pharmaceutical Product Development, Inc.(1)	10,500	476,490
PRA International(1)	20,200	516,918
Psychiatric Solutions, Inc.(1)	21,700	933,534
Triad Hospitals, Inc.(1)	32,200	1,650,250
United Surgical Partners International, Inc.(1)	27,000	1,194,750
VCA Antech, Inc.(1)	23,100	537,768
		$15,449,832
Hotels, Restaurants & Leisure - 9.9%
Ameristar Casinos, Inc.	26,200	$1,291,660
Boyd Gaming Corp.	27,900	1,472,562
Cheesecake Factory, Inc. (The)(1)	38,800	1,190,772
Choice Hotels International, Inc.	22,100	1,337,492
Gaylord Entertainment Co.(1)	33,600	1,344,000
Hilton Hotels Corp.	27,700	604,691
Jack in the Box, Inc.(1)	17,500	639,800
Mikohn Gaming Corp.(1)	58,700	828,844
Orient-Express Hotels, Ltd.(2)	19,300	507,011
P.F. Chang's China Bistro, Inc.(1)	20,000	1,110,400
Panera Bread Co.(1)	10,900	545,218
Penn National Gaming, Inc.(1)	36,304	1,143,576
Sonic Corp.(1)	33,800	1,082,952
Station Casinos, Inc.	30,900	1,993,977
Texas Roadhouse, Inc., Class A(1)	10,766	280,131
		$15,373,086
Household Durables - 0.5%
Jarden Corp.(1)	16,500	$737,055
		$737,055
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	16,300	$558,764
		$558,764

See notes to financial statements

15

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services - 1.7%
CryptoLogic, Inc.(2)	25,800	$753,102
Digital Insight Corp.(1)	30,600	614,142
eCollege.com, Inc.(1)	37,400	416,636
Greenfield Online, Inc.(1)	20,713	373,248
Websense, Inc.(1)	9,900	525,195
		$2,682,323
IT Services - 2.3%
CACI International, Inc., Class A(1)	5,500	$341,660
Cognizant Technology Solutions Corp.(1)	11,700	491,517
Euronet Worldwide, Inc.(1)	24,500	724,220
Global Payments, Inc.	8,300	537,508
SRA International, Inc., Class A(1)	23,300	1,522,655
		$3,617,560
Machinery - 2.7%
Astec Industries, Inc.(1)	17,000	$396,100
Bucyrus International, Inc.	20,500	798,270
Joy Global, Inc.	71,400	2,418,318
Stewart & Stevenson Services, Inc.	22,400	537,600
		$4,150,288
Media - 1.9%
Central European Media Enterprises, Ltd.(1)(2)	64,400	$2,962,400
		$2,962,400
Metals-Industrial - 0.1%
Formation Capital Corp.(1)(2)(3)(4)	400,000	$133,870
		$133,870
Multi-Utilities - 0.5%
CMS Energy Corp.(1)	61,900	$799,748
		$799,748
Oil, Gas & Consumable Fuels - 11.2%
Bankers Petroleum, Ltd.(1)(2)	80,300	$76,784
CONSOL Energy, Inc.	46,400	2,006,336
Denbury Resources, Inc.(1)	66,000	2,094,840
Frontier Oil Corp.	13,300	559,664
Kinder Morgan Management LLC(1)	10,785	474,338
Massey Energy Co.	52,100	1,881,331

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Niko Resources, Ltd.(2)	12,500	$527,910
Peabody Energy Corp.	46,200	2,022,174
Plains Exploration & Production Co.(1)	43,700	1,406,266
Quicksilver Resources, Inc.(1)	19,800	1,016,334
Range Resources Corp.	24,600	557,190
Southwestern Energy Co.(1)	27,600	1,621,500
St. Mary Land and Exploration Co.	25,300	549,010
Tesoro Corp.(1)	12,400	470,456
Vintage Petroleum, Inc.	73,700	2,129,193
		$17,393,326
Personal Products - 0.8%
Chattem, Inc.(1)	30,415	$1,251,273
		$1,251,273
Pharmaceuticals - 0.7%
Connetics Corp.(1)	22,200	$482,406
Penwest Pharmaceuticals Co.(1)	52,100	666,880
		$1,149,286
Real Estate - 1.1%
Trammell Crow Co.(1)	34,700	$739,110
Trizec Properties, Inc.	31,100	621,689
ZipRealty, Inc.(1)	19,100	267,209
		$1,628,008
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group, Ltd.(1)(2)	9,000	$301,320
NVIDIA Corp.(1)	18,000	394,920
Sigmatel, Inc.(1)	14,000	366,660
Tessera Technologies, Inc.(1)	34,600	918,976
		$1,981,876
Software - 1.7%
Intellisync Corp.(1)	123,200	$332,640
Kronos, Inc.(1)	13,300	519,365
MICROS Systems, Inc.(1)	10,900	432,185
NAVTEQ, Corp.(1)	15,900	579,078
VASCO Data Security International, Inc.(1)	40,300	290,160
Witness Systems, Inc.(1)	27,300	480,753
		$2,634,181

See notes to financial statements

16

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail - 2.8%
Advance Auto Parts, Inc.(1)	11,700	$624,195
American Eagle Outfitters	44,300	1,161,546
Bebe Stores, Inc.	14,000	452,480
Chico's FAS, Inc.(1)	20,800	533,104
Hot Topic, Inc.(1)	15,900	317,841
Pacific Sunwear of California, Inc.(1)	22,400	506,464
Urban Outfitters, Inc.(1)	16,000	708,800
		$4,304,430
Textiles, Apparel & Luxury Goods - 0.7%
Quiksilver, Inc.(1)	37,400	$1,030,370
		$1,030,370
Trading Companies & Distributors - 0.4%
Watsco, Inc.	12,800	$555,392
		$555,392
Wireless Telecommunication Services - 5.4%
Nextel Partners, Inc., Class A(1)	72,000	$1,693,440
NII Holdings, Inc., Class B(1)	117,400	5,878,218
Spectrasite, Inc.(1)	10,400	583,752
UbiquiTel, Inc.(1)	27,041	195,506
		$8,350,916
Total Common Stocks (identified cost $116,943,557)		$133,292,038
Special Warrants - 0.1%
Security	Shares	Value
Metals-Gold - 0.1%
Western Exploration and Development, Ltd.(1)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements - 0.0%
Security	Shares	Value
Metals-Gold - 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000
Commercial Paper - 10.5%
Security	Principal Amount (000's omitted)	Value
Abbey National North America LLC, 2.79%, 5/2/05	$6,000	$5,999,070
General Electric Capital Corp., 2.94%, 5/2/05	6,195	6,193,988
Pfizer, Inc., 2.76%, 5/3/05	4,000	3,999,080
Total Commercial Paper (at amortized cost, $16,192,138)		$16,192,138
Short-Term Investments - 1.3%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 98.1% (identified cost $135,695,695)		$151,720,176
Other Assets, Less Liabilities - 1.9%		$3,015,683
Net Assets - 100.0%		$154,735,859

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Restricted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

See notes to financial statements

17

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	94.6%	$143,568,419
Bermuda	2.5%	3,770,731
Canada	1.0%	1,491,665
Israel	0.9%	1,435,421
Virgin Islands (Br)	0.7%	1,009,340
Netherlands	0.3%	444,600
Total	100%	$151,720,176

See notes to financial statements

18

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $135,695,695)	$151,720,176
Cash	81,037
Foreign currency, at value (identified cost, $362,602)	357,950
Receivable for investments sold	9,834,160
Dividends and interest receivable	6,809
Tax reclaim receivable	1,032
Total assets	$162,001,164
Liabilities
Payable for investments purchased	$7,222,291
Payable to affiliate for Trustees' fees	738
Accrued expenses	42,276
Total liabilities	$7,265,305
Net Assets applicable to investors' interest in Portfolio	$154,735,859
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$138,716,586
Net unrealized appreciation (computed on the basis of identified cost)	16,019,273
Total	$154,735,859

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $7,747)	$226,581
Interest	93,131
Total investment income	$319,712
Expenses
Investment adviser fee	$552,787
Custodian fee	78,909
Legal and accounting services	22,456
Miscellaneous	2,600
Total expenses	$656,752
Deduct - Reduction of investment adviser fee	$7,967
Total expense reductions	$7,967
Net expenses	$648,785
Net investment loss	$(329,073)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,215,473
Foreign currency transactions	(3,485)
Net realized gain	$10,211,988
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(11,658,648)
Foreign currency	(5,304)
Net change in unrealized appreciation (depreciation)	$(11,663,952)
Net realized and unrealized loss	$(1,451,964)
Net decrease in net assets from operations	$(1,781,037)

See notes to financial statements

19

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(329,073)	$(1,027,824)
Net realized gain from investment transactions, payments by affiliate and foreign currency transactions	10,211,988	10,299,688
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(11,663,952)	(11,832,647)
Net decrease in net assets from operations	$(1,781,037)	$(2,560,783)
Capital transactions - Contributions	$5,856,460	$14,945,367
Withdrawals	(30,116,974)	(58,309,543)
Net decrease in net assets from capital transactions	$(24,260,514)	$(43,364,176)
Net decrease in net assets	$(26,041,551)	$(45,924,959)
Net Assets
At beginning of period	$180,777,410	$226,702,369
At end of period	$154,735,859	$180,777,410

See notes to financial statements

20

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(2)	0.75%		0.73%	0.73%	0.70	%(2)
Net expenses after custodian fee reduction	0.74	%(2)	0.75%		0.73%	0.73%	0.68	%(2)
Net investment loss	(0.38	)%(2)	(0.50)%		(0.53)%	(0.49)%	(0.48	)%(2)
Portfolio Turnover	120%		282%		248%	131%	38%
Total Return(3)	(1.97)%		(1.05	)%(4)	27.24%	(22.16)%	-
Net assets, end of period (000's omitted)	$154,736		$180,777		$226,702	$209,074	$307,838

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.75	%(2)
Expenses after custodian fee reduction	0.75	%(2)
Net investment loss	(0.38	)%(2)

(1)  For the period from the start of business, March 1, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

21

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Tax-Managed Small-Cap Growth Fund 1.1, the Tax-Managed Small-Cap Growth Fund 1.2 and the Tax-Managed Equity Asset Allocation Fund held 61.4%, 21.4% and 17.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The

22

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade-date basis.

K  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended

23

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

April 30, 2005, the advisory fee amounted to $552,787. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2005, EVM waived $7,967 of its advisory fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $201,632,599 and $242,037,238, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$135,695,695
Gross unrealized appreciation	$19,930,030
Gross unrealized depreciation	(3,905,549)
Net unrealized appreciation	$16,024,481

The unrealized depreciation on foreign currency is $5,208.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

24

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$133,870
			$88,260	$133,870
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

25

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Small-Cap Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's results ("Eaton Vance") and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered its management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that, in light of improvements in the Fund's performance in 2004, it is appropriate to allow reasonable time to evaluate the investment adviser's performance. It was also noted that Eaton Vance hired a new portfolio manager in June 2003 and allocated increased analytical resources to the Fund during 2004. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

26

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

27

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

Officers
Thomas E. Faust, Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer
Alan R. Dynner
Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Toni Y. Shimura Vice President and Portfolio Manager Michelle A. Green Treasurer Paul M. O'Neil Chief Compliance Officer Alan R. Dynner Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlmen Norton H. Reamer Lynn A. Stout Ralph F. Verni

28

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

130-6/05  MGSRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
SMALL-CAP
GROWTH FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

INVESTMENT UPDATE

Toni Shimura
Portfolio Manager

The Fund

The Past Six Months

•                  During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of -2.48%. This return was the result of a decrease in net asset value (NAV) per share to $7.48 on April 30, 2005, from $7.67 on October 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of -2.82% during the same period, the result of a decrease in NAV per share to $7.25 from $7.46.(1)

•                  The Fund’s Class C shares had a total return of -2.82% during the same period, the result of a decrease in NAV per share to $7.25 from $7.46.(1)

•                  For comparison, the Russell 2000 Growth Index – an unmanaged index of small-cap growth stocks – had a total return of -1.98%, while the S&P SmallCap 600 Index – a widely recognized, unmanaged index of both growth and value small-capitalization stocks – had a total return of 2.57% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  The six months ended April 30, 2005 witnessed two distinct stock market environments. First came a strong post-election rally fueled by an abrupt decline in oil prices and rising earnings expectations. Early in 2005, however, investor enthusiasm toward stocks began to wane, as the Federal Reserve continued to push short-term rates higher amid inflation fears, oil prices rebounded, and signs of slower economic growth began to emerge.

•                  During the six months ended April 30, 2005, the value style of investing generally outperformed the growth style, on the back of strong performance from more defensive sectors, such as energy and utilities. Small-capitalization companies generally outperformed large-cap companies late in 2004; however, towards the end of the six-month period ended April 30, 2005, investor preference began to shift toward large-cap stocks.

•                  The Fund’s returns during the past six months were below those of the benchmark indexes. Adverse stock selection in the information technology sector of Tax-Managed Small-Cap Growth Portfolio (the Portfolio), in which the Fund invests – especially among telecom equipment stocks – dampened Fund returns, as did stocks in the software group, due to product delays and order shortfalls in that industry during the period. Portfolio positions in health care, specifically generic drugs and medical devices, were a further drag on performance, due to slower-than-expected acceptance of new products.

•                  With tighter monetary policy slowing industrial manufacturing and signaling potentially slower economic growth ahead, the market has seen a rebound in less economically-sensitive areas, such as basic materials stocks. Accordingly, among the Portfolio’s strongest-performing areas were coal-related and mining equipment stocks, thanks to tight supply and strong pricing in that market.

•                  The Portfolio also found good performers among the more defensive areas of the health care sector: namely, health care services and some specialty pharmaceutical names. A significant underweighting in biotechnology stocks also proved beneficial to the Fund’s overall performance.

•                  Also contributing positively were stocks of wireless communications and satellite service providers, as well as an underweighting in financial stocks, which were hurt by the narrowing of interest rate spreads during the period.

•                  Effective July 1, 2005, Martha G. Locke will be the portfolio manager of Eaton Vance Tax-Managed Small-Cap Growth 1.2. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than five years and co-managed another Eaton Vance portfolio from 2001 to 2003.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	-1.71%	-2.42%	-2.42%
Life of Fund†	-6.73%	-7.42%	-7.42%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-7.31%	-7.30%	-3.40%
Life of Fund†	-8.04%	-7.87%	-7.42%

†Inception Dates – Class A: 3/2/01; Class B: 3/2/01; Class C: 3/2/01

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Health Care	26.5%
Consumer Discretionary	15.4%
Energy	13.2%
Information Technology	8.9%
Industrials	8.6%
Telecommunications Services	6.0%
Financials	3.0%
Consumer Staples	2.6%
Utilities	1.4%
Materials	0.6%

** Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	-1.71%	-6.73%
Return After Taxes on Distributions	-1.71%	-6.73%
Return After Taxes on Distributions and Sale of Fund Shares	-1.11%	-5.63%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	-7.31%	-8.04%
Return After Taxes on Distributions	-7.31%	-8.04%
Return After Taxes on Distributions and Sale of Fund Shares	-4.75%	-6.70%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	-2.42%	-7.42%
Return After Taxes on Distributions	-2.42%	-7.42%
Return After Taxes on Distributions and Sale of Fund Shares	-1.57%	-6.20%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	-3.40%	-7.42%
Return After Taxes on Distributions	-3.40%	-7.42%
Return After Taxes on Distributions and Sale of Fund Shares	-2.21%	-6.20%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	-2.42%	-7.42%
Return After Taxes on Distributions	-2.42%	-7.42%
Return After Taxes on Distributions and Sale of Fund Shares	-1.57%	-6.20%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	-7.30%	-7.87%
Return After Taxes on Distributions	-7.30%	-7.87%
Return After Taxes on Distributions and Sale of Fund Shares	-4.75%	-6.56%

Class A, Class B, and Class C commenced operations on 3/2/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)
Actual
Class A	$1,000.00	$975.20	$8.08
Class B	$1,000.00	$971.80	$11.68
Class C	$1,000.00	$971.80	$11.68

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25
Class B	$1,000.00	$1,012.90	$11.93
Class C	$1,000.00	$1,012.90	$11.93

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.65% for Class A shares, 2.39% for Class B shares, and 2.39% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $29,875,489)	$33,098,049
Receivable for Fund shares sold	5,850
Receivable from affiliate	14,350
Total assets	$33,118,249
Liabilities
Payable for Fund shares redeemed	$170,126
Payable to affiliate for distribution and service fees	6,258
Payable to affiliate for Trustees' fees	11
Accrued expenses	40,323
Total liabilities	$216,718
Net Assets	$32,901,531
Sources of Net Assets
Paid-in capital	$40,755,737
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(10,654,874)
Accumulated net investment loss	(421,892)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,222,560
Total	$32,901,531
Class A Shares
Net Assets	$12,064,992
Shares Outstanding	1,613,185
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.48
Maximum Offering Price Per Share (100 ÷ 94.25 of $7.48)	$7.94
Class B Shares
Net Assets	$11,609,561
Shares Outstanding	1,600,337
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.25
Class C Shares
Net Assets	$9,226,978
Shares Outstanding	1,272,796
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.25
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,651)	$45,184
Interest allocated from Portfolio	19,202
Expenses allocated from Portfolio	(130,503)
Net investment loss from Portfolio	$(66,117)
Expenses
Administration fee	$26,337
Trustees' fees and expenses	66
Distribution and service fees Class A	15,758
Class B	58,867
Class C	53,680
Transfer and dividend disbursing agent fees	43,055
Registration fees	34,732
Printing and postage	11,045
Legal and accounting services	8,190
Custodian fee	2,250
Miscellaneous	2,692
Total expenses	$256,672
Deduct - Allocation of Fund expenses to affiliate	$14,350
Total expense reductions	$14,350
Net expenses	$242,322
Net investment loss	$(308,439)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,060,133
Foreign currency transactions	(719)
Net realized gain	$2,059,414
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(2,583,095)
Foreign currency	(985)
Net change in unrealized appreciation (depreciation)	$(2,584,080)
Net realized and unrealized loss	$(524,666)
Net decrease in net assets from operations	$(833,105)

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(308,439)	$(740,778)
Net realized gain from investment transactions, payments by affiliate and foreign currency transactions	2,059,414	1,564,108
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,584,080)	(1,883,094)
Net decrease in net assets from operations	$(833,105)	$(1,059,764)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$2,095,277	$3,049,014
Class B	1,943,870	1,601,406
Class C	526,387	1,909,527
Cost of shares redeemed Class A	(2,326,508)	(6,111,890)
Class B	(1,419,807)	(2,738,157)
Class C	(2,238,803)	(4,086,660)
Net asset value of shares exchanged Class A	40,216	49,688
Class B	(40,216)	(49,688)
Net decrease in net assets from Fund share transactions	$(1,419,584)	$(6,376,760)
Net decrease in net assets	$(2,252,689)	$(7,436,524)
Net Assets
At beginning of period	$35,154,220	$42,590,744
At end of period	$32,901,531	$35,154,220
Accumulated net investment loss included in net assets
At end of period	$(421,892)	$(113,453)

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Net asset value - Beginning of period	$7.670		$7.810		$6.200	$8.010	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.051)		$(0.108)		$(0.096)	$(0.087)	$(0.066)
Net realized and unrealized gain (loss)	(0.139)		(0.032)		1.706	(1.723)	(1.924)
Total income (loss) from operations	$(0.190)		$(0.140)		$1.610	$(1.810)	$(1.990)
Net asset value - End of period	$7.480		$7.670		$7.810	$6.200	$8.010
Total Return(3)	(2.48)%		(1.79	)%(4)	25.97%	(22.60)%	(19.90)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$12,065		$12,545		$15,910	$13,750	$9,419
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.65	%(6)	1.65%		1.65%	1.39%	1.35	%(6)
Net expenses after custodian fee reduction(5)	1.65	%(6)	1.65%		1.65%	1.39%	1.33	%(6)
Net investment loss	(1.28	)%(6)	(1.40)%		(1.44)%	(1.15)%	(1.13	)%(6)
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio and an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.74	%(6)	1.67%	1.70%	1.66%	2.35	%(6)
Expenses after custodian fee reduction(5)	1.74	%(6)	1.67%	1.70%	1.66%	2.33	%(6)
Net investment loss	(1.36	)%(6)	(1.42)%	(1.49)%	(1.42)%	(2.13	)%(6)
Net investment loss per share(2)	$(0.055)		$(0.110)	$(0.100)	$(0.107)	$(0.124)

(1)  For the period from the start of business, March 2, 2001, to October 31, 2001.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to $0.01 per share. Had such actions not been taken, the total return would have been (1.92)% for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Net asset value - Beginning of period	$7.460		$7.660		$6.120	$7.970	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.079)		$(0.162)		$(0.145)	$(0.142)	$(0.110)
Net realized and unrealized gain (loss)	(0.131)		(0.038)		1.685	(1.708)	(1.920)
Total income (loss) from operations	$(0.210)		$(0.200)		$1.540	$(1.850)	$(2.030)
Net asset value - End of period	$7.250		$7.460		$7.660	$6.120	$7.970
Total Return(3)	(2.82)%		(2.61	)%(4)	25.16%	(23.21)%	(20.30)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11,610		$11,480		$13,028	$9,550	$7,125
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.39	%(6)	2.40%		2.40%	2.14%	2.10	%(6)
Net expenses after custodian fee reduction(5)	2.39	%(6)	2.40%		2.40%	2.14%	2.08	%(6)
Net investment loss	(2.03	)%(6)	(2.14)%		(2.20)%	(1.90)%	(1.89	)%(6)
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio and an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.48	%(6)	2.42%	2.43%	2.41%	3.10	%(6)
Expenses after custodian fee reduction(5)	2.48	%(6)	2.42%	2.43%	2.41%	3.08	%(6)
Net investment loss	(2.11	)%(6)	(2.16)%	(2.23)%	(2.17)%	(2.89	)%(6)
Net investment loss per share(2)	$(0.082)		$(0.164)	$(0.147)	$(0.162)	$(0.168)

(1)  For the period from the start of business, March 2, 2001, to October 31, 2001.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Net asset value - Beginning of period	$7.460		$7.660		$6.120	$7.980	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.079)		$(0.162)		$(0.144)	$(0.143)	$(0.111)
Net realized and unrealized gain (loss)	(0.131)		(0.038)		1.684	(1.717)	(1.909)
Total income (loss) from operations	$(0.210)		$(0.200)		$1.540	$(1.860)	$(2.020)
Net asset value - End of period	$7.250		$7.460		$7.660	$6.120	$7.980
Total Return(3)	(2.82)%		(2.61	)%(4)	25.16%	(23.31)%	(20.20)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$9,227		$11,129		$13,652	$12,152	$9,747
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.39	%(6)	2.40%		2.40%	2.14%	2.10	%(6)
Net expenses after custodian fee reduction(5)	2.39	%(6)	2.40%		2.40%	2.14%	2.08	%(6)
Net investment loss	(2.03	)%(6)	(2.15)%		(2.20)%	(1.90)%	(1.88	)%(6)
Portfolio Turnover of the Portfolio	120%		282%		248%	131%	38%

†    The operating expenses of the Fund reflect a reduction of the investment adviser fee of the Portfolio and an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.48	%(6)	2.42%	2.44%	2.41%	3.10	%(6)
Expenses after custodian fee reduction(5)	2.48	%(6)	2.42%	2.44%	2.41%	3.08	%(6)
Net investment loss	(2.11	)%(6)	(2.17)%	(2.24)%	(2.17)%	(2.88	)%(6)
Net investment loss per share(2)	$(0.082)		$(0.164)	$(0.147)	$(0.163)	$(0.170)

(1)  For the period from the start of business, March 2, 2001, to October 31, 2001.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (21.4% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

E  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $10,271,116 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

11

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any.) Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	258,968	387,692
Redemptions	(287,423)	(793,963)
Exchanges from Class B shares	5,256	6,485
Net decrease	(23,199)	(399,786)

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	248,682	210,519
Redemptions	(181,037)	(366,682)
Exchanges to Class A shares	(5,419)	(6,616)
Net increase (decrease)	62,226	(162,779)
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	66,703	246,229
Redemptions	(286,111)	(536,500)
Net decrease	(219,408)	(290,271)

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $26,337. Pursuant to a voluntary expense reimbursement, EVM was allocated $14,350 of the Fund's operating expenses for the six months ended April 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $3,613 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,107 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

12

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $44,150 and $40,260 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $749,000 and $1,273,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amount of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $15,758, $14,717, and $13,420 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B .shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates, or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B, and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $100, $27,000 and $1,000 of CDSC paid by shareholders for Class A shares, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2005, aggregated $4,603,106 and $6,162,739, respectively.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	3,640,433	38,029
James B. Hawkes	3,639,674	38,788
Samuel L. Hayes, III	3,642,885	35,577
William H. Park	3,639,674	38,788
Ronald A. Pearlman	3,642,885	35,577
Norton H. Reamer	3,642,885	35,577
Lynn A. Stout	3,640,440	38,022
Ralph F. Verni	3,642,885	35,577

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 86.2%
Security	Shares	Value
Aerospace & Defense - 1.9%
Aviall, Inc.(1)	21,500	$628,875
DRS Technologies, Inc.(1)	26,500	1,172,625
Innovative Solutions and Support, Inc.(1)	14,500	457,620
Teledyne Technologies, Inc.(1)	21,500	654,030
		$2,913,150
Air Freight & Logistics - 0.3%
HUB Group, Inc., Class A(1)	8,100	$445,500
		$445,500
Beverages - 1.3%
Hansen Natural Corp.(1)	23,200	$1,314,976
PepsiAmericas, Inc.	29,800	735,762
		$2,050,738
Biotechnology - 2.8%
Affymetrix, Inc.(1)	16,800	$774,648
Invitrogen Corp.(1)	8,600	630,122
QIAGEN NV(1)(2)	34,200	444,600
Transkaryotic Therapies, Inc.(1)	35,500	1,202,740
United Therapeutics Corp.(1)	26,800	1,286,132
		$4,338,242
Capital Markets - 1.2%
Affiliated Managers Group, Inc.(1)	7,900	$493,987
Greenhill & Co., Inc.	40,800	1,285,200
		$1,779,187
Commercial Banks - 0.2%
PrivateBancorp, Inc.	8,300	$259,375
		$259,375
Commercial Services & Supplies - 1.9%
Harland (John H.) Co.	13,200	$475,200
Healthcare Services Group, Inc.	22,900	578,225
Labor Ready, Inc.(1)	44,400	741,036
Miller (Herman), Inc.	16,600	474,760
Navigant Consulting, Inc.(1)	15,300	359,091
Rollins, Inc.	18,000	355,320
		$2,983,632

Security	Shares	Value
Communications Equipment - 0.2%
ECI Telecom, Ltd.(1)(2)	44,100	$307,377
		$307,377
Computers & Peripherals - 0.7%
Logitech International SA ADR(1)	7,700	$446,215
PalmOne, Inc.(1)	10,600	227,158
SanDisk Corp.(1)	18,700	443,190
		$1,116,563
Consumer Finance - 0.5%
Metris Companies, Inc.(1)	50,100	$607,212
Student Loan Corp., (The)	1,200	232,500
		$839,712
Containers & Packaging - 0.5%
Owens-Illinois, Inc.(1)	34,600	$848,392
		$848,392
Diversified Telecommunication Services - 0.4%
PanAmSat Holding Corp.	37,892	$668,794
		$668,794
Electric Utilities - 0.6%
Allegheny Energy, Inc.(1)	35,000	$855,400
		$855,400
Electrical Equipment - 0.7%
AMETEK, Inc.	8,100	$306,747
Evergreen Solar, Inc.(1)	138,400	756,356
		$1,063,103
Electronic Equipment & Instruments - 1.2%
Nam Tai Electronics, Inc.(2)	43,600	$1,009,340
Trimble Navigation, Ltd.(1)	22,300	767,566
		$1,776,906
Energy Equipment & Services - 1.6%
Cal Dive International, Inc.(1)	7,400	$329,152
Dril-Quip, Inc.(1)	15,500	451,825
Hydril Co.(1)	24,700	1,299,220
Pride International, Inc.(1)	17,000	379,100
		$2,459,297

See notes to financial statements

14

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 0.6%
Central European Distribution Corp.(1)	13,500	$501,120
Longs Drugstores Corp.	13,500	490,725
		$991,845
Food Products - 0.2%
Pilgrim's Pride Corp.	8,900	$321,201
		$321,201
Gas Utilities - 0.3%
UGI Corp.	9,600	$482,208
		$482,208
Health Care Equipment & Supplies - 13.0%
ArthroCare Corp.(1)	12,300	$361,374
Aspect Medical Systems, Inc.(1)	21,200	530,636
Bausch & Lomb, Inc.	6,700	502,500
Cantel Medical Corp.(1)	18,800	500,268
CONMED Corp.(1)	23,400	695,448
Dade Behring Holdings, Inc.(1)	11,800	727,706
DexCom, Inc.(1)	13,598	135,980
DJ Orthopedics, Inc.(1)	32,800	824,920
Foxhollow Technologies, Inc.(1)	15,500	480,345
Haemonetics Corp.(1)	48,000	2,052,960
Hologic, Inc.(1)	36,500	1,298,670
Immucor, Inc.(1)	137,775	4,111,206
Integra LifeSciences Holdings Corp.(1)	16,500	584,595
Intermagnetics General Corp.(1)	23,800	584,528
Intralase Corp.(1)	14,478	242,072
Intuitive Surgical, Inc.(1)	18,100	777,214
Kyphon, Inc.(1)	33,000	862,950
Respironics, Inc.(1)	11,900	751,961
Shamir Optical Industry, Ltd.(1)(2)	27,800	458,144
SonoSite, Inc.(1)	17,400	506,427
Sybron Dental Specialties, Inc.(1)	31,600	1,177,100
Syneron Medical, Ltd.(1)(2)	23,100	669,900
Ventana Medical Systems, Inc.(1)	30,400	1,210,528
		$20,047,432
Health Care Providers & Services - 10.0%
Community Health Systems, Inc.(1)	48,800	$1,778,760
Covance, Inc.(1)	10,700	488,348
Coventry Health Care, Inc.(1)	18,600	1,272,798
Genesis HealthCare Corp.(1)	17,000	678,300

Security	Shares	Value
Health Care Providers & Services (continued)
Gentiva Health Services(1)	24,200	$473,836
Health Net, Inc.(1)	22,200	755,466
Healthtronics, Inc.(1)	58,000	719,200
Kindred Healthcare, Inc.(1)	20,300	667,870
LCA-Vision, Inc.	13,900	544,741
LifePoint Hospitals, Inc.(1)	39,800	1,769,110
Lincare Holdings, Inc.(1)	13,800	588,984
Option Care, Inc.	28,300	402,709
Pharmaceutical Product Development, Inc.(1)	10,500	476,490
PRA International(1)	20,200	516,918
Psychiatric Solutions, Inc.(1)	21,700	933,534
Triad Hospitals, Inc.(1)	32,200	1,650,250
United Surgical Partners International, Inc.(1)	27,000	1,194,750
VCA Antech, Inc.(1)	23,100	537,768
		$15,449,832
Hotels, Restaurants & Leisure - 9.9%
Ameristar Casinos, Inc.	26,200	$1,291,660
Boyd Gaming Corp.	27,900	1,472,562
Cheesecake Factory, Inc. (The)(1)	38,800	1,190,772
Choice Hotels International, Inc.	22,100	1,337,492
Gaylord Entertainment Co.(1)	33,600	1,344,000
Hilton Hotels Corp.	27,700	604,691
Jack in the Box, Inc.(1)	17,500	639,800
Mikohn Gaming Corp.(1)	58,700	828,844
Orient-Express Hotels, Ltd.(2)	19,300	507,011
P.F. Chang's China Bistro, Inc.(1)	20,000	1,110,400
Panera Bread Co.(1)	10,900	545,218
Penn National Gaming, Inc.(1)	36,304	1,143,576
Sonic Corp.(1)	33,800	1,082,952
Station Casinos, Inc.	30,900	1,993,977
Texas Roadhouse, Inc., Class A(1)	10,766	280,131
		$15,373,086
Household Durables - 0.5%
Jarden Corp.(1)	16,500	$737,055
		$737,055
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	16,300	$558,764
		$558,764

See notes to financial statements

15

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services - 1.7%
CryptoLogic, Inc.(2)	25,800	$753,102
Digital Insight Corp.(1)	30,600	614,142
eCollege.com, Inc.(1)	37,400	416,636
Greenfield Online, Inc.(1)	20,713	373,248
Websense, Inc.(1)	9,900	525,195
		$2,682,323
IT Services - 2.3%
CACI International, Inc., Class A(1)	5,500	$341,660
Cognizant Technology Solutions Corp.(1)	11,700	491,517
Euronet Worldwide, Inc.(1)	24,500	724,220
Global Payments, Inc.	8,300	537,508
SRA International, Inc., Class A(1)	23,300	1,522,655
		$3,617,560
Machinery - 2.7%
Astec Industries, Inc.(1)	17,000	$396,100
Bucyrus International, Inc.	20,500	798,270
Joy Global, Inc.	71,400	2,418,318
Stewart & Stevenson Services, Inc.	22,400	537,600
		$4,150,288
Media - 1.9%
Central European Media Enterprises, Ltd.(1)(2)	64,400	$2,962,400
		$2,962,400
Metals-Industrial - 0.1%
Formation Capital Corp.(1)(2)(3)(4)	400,000	$133,870
		$133,870
Multi-Utilities - 0.5%
CMS Energy Corp.(1)	61,900	$799,748
		$799,748
Oil, Gas & Consumable Fuels - 11.2%
Bankers Petroleum, Ltd.(1)(2)	80,300	$76,784
CONSOL Energy, Inc.	46,400	2,006,336
Denbury Resources, Inc.(1)	66,000	2,094,840
Frontier Oil Corp.	13,300	559,664
Kinder Morgan Management LLC(1)	10,785	474,338
Massey Energy Co.	52,100	1,881,331

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Niko Resources, Ltd.(2)	12,500	$527,910
Peabody Energy Corp.	46,200	2,022,174
Plains Exploration & Production Co.(1)	43,700	1,406,266
Quicksilver Resources, Inc.(1)	19,800	1,016,334
Range Resources Corp.	24,600	557,190
Southwestern Energy Co.(1)	27,600	1,621,500
St. Mary Land and Exploration Co.	25,300	549,010
Tesoro Corp.(1)	12,400	470,456
Vintage Petroleum, Inc.	73,700	2,129,193
		$17,393,326
Personal Products - 0.8%
Chattem, Inc.(1)	30,415	$1,251,273
		$1,251,273
Pharmaceuticals - 0.7%
Connetics Corp.(1)	22,200	$482,406
Penwest Pharmaceuticals Co.(1)	52,100	666,880
		$1,149,286
Real Estate - 1.1%
Trammell Crow Co.(1)	34,700	$739,110
Trizec Properties, Inc.	31,100	621,689
ZipRealty, Inc.(1)	19,100	267,209
		$1,628,008
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group, Ltd.(1)(2)	9,000	$301,320
NVIDIA Corp.(1)	18,000	394,920
Sigmatel, Inc.(1)	14,000	366,660
Tessera Technologies, Inc.(1)	34,600	918,976
		$1,981,876
Software - 1.7%
Intellisync Corp.(1)	123,200	$332,640
Kronos, Inc.(1)	13,300	519,365
MICROS Systems, Inc.(1)	10,900	432,185
NAVTEQ, Corp.(1)	15,900	579,078
VASCO Data Security International, Inc.(1)	40,300	290,160
Witness Systems, Inc.(1)	27,300	480,753
		$2,634,181

See notes to financial statements

16

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail - 2.8%
Advance Auto Parts, Inc.(1)	11,700	$624,195
American Eagle Outfitters	44,300	1,161,546
Bebe Stores, Inc.	14,000	452,480
Chico's FAS, Inc.(1)	20,800	533,104
Hot Topic, Inc.(1)	15,900	317,841
Pacific Sunwear of California, Inc.(1)	22,400	506,464
Urban Outfitters, Inc.(1)	16,000	708,800
		$4,304,430
Textiles, Apparel & Luxury Goods - 0.7%
Quiksilver, Inc.(1)	37,400	$1,030,370
		$1,030,370
Trading Companies & Distributors - 0.4%
Watsco, Inc.	12,800	$555,392
		$555,392
Wireless Telecommunication Services - 5.4%
Nextel Partners, Inc., Class A(1)	72,000	$1,693,440
NII Holdings, Inc., Class B(1)	117,400	5,878,218
Spectrasite, Inc.(1)	10,400	583,752
UbiquiTel, Inc.(1)	27,041	195,506
		$8,350,916
Total Common Stocks (identified cost $116,943,557)		$133,292,038
Special Warrants - 0.1%
Security	Shares	Value
Metals-Gold - 0.1%
Western Exploration and Development, Ltd.(1)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements - 0.0%
Security	Shares	Value
Metals-Gold - 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000
Commercial Paper - 10.5%
Security	Principal Amount (000's omitted)	Value
Abbey National North America LLC, 2.79%, 5/2/05	$6,000	$5,999,070
General Electric Capital Corp., 2.94%, 5/2/05	6,195	6,193,988
Pfizer, Inc., 2.76%, 5/3/05	4,000	3,999,080
Total Commercial Paper (at amortized cost, $16,192,138)		$16,192,138
Short-Term Investments - 1.3%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 98.1% (identified cost $135,695,695)		$151,720,176
Other Assets, Less Liabilities - 1.9%		$3,015,683
Net Assets - 100.0%		$154,735,859

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Restricted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

See notes to financial statements

17

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	94.6%	$143,568,419
Bermuda	2.5%	3,770,731
Canada	1.0%	1,491,665
Israel	0.9%	1,435,421
Virgin Islands (Br)	0.7%	1,009,340
Netherlands	0.3%	444,600
Total	100%	$151,720,176

See notes to financial statements

18

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $135,695,695)	$151,720,176
Cash	81,037
Foreign currency, at value (identified cost, $362,602)	357,950
Receivable for investments sold	9,834,160
Dividends and interest receivable	6,809
Tax reclaim receivable	1,032
Total assets	$162,001,164
Liabilities
Payable for investments purchased	$7,222,291
Payable to affiliate for Trustees' fees	738
Accrued expenses	42,276
Total liabilities	$7,265,305
Net Assets applicable to investors' interest in Portfolio	$154,735,859
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$138,716,586
Net unrealized appreciation (computed on the basis of identified cost)	16,019,273
Total	$154,735,859

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $7,747)	$226,581
Interest	93,131
Total investment income	$319,712
Expenses
Investment adviser fee	$552,787
Custodian fee	78,909
Legal and accounting services	22,456
Miscellaneous	2,600
Total expenses	$656,752
Deduct - Reduction of investment adviser fee	$7,967
Total expense reductions	$7,967
Net expenses	$648,785
Net investment loss	$(329,073)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,215,473
Foreign currency transactions	(3,485)
Net realized gain	$10,211,988
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(11,658,648)
Foreign currency	(5,304)
Net change in unrealized appreciation (depreciation)	$(11,663,952)
Net realized and unrealized loss	$(1,451,964)
Net decrease in net assets from operations	$(1,781,037)

See notes to financial statements

19

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(329,073)	$(1,027,824)
Net realized gain from investment transactions, payments by affiliate and foreign currency transactions	10,211,988	10,299,688
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(11,663,952)	(11,832,647)
Net decrease in net assets from operations	$(1,781,037)	$(2,560,783)
Capital transactions - Contributions	$5,856,460	$14,945,367
Withdrawals	(30,116,974)	(58,309,543)
Net decrease in net assets from capital transactions	$(24,260,514)	$(43,364,176)
Net decrease in net assets	$(26,041,551)	$(45,924,959)
Net Assets
At beginning of period	$180,777,410	$226,702,369
At end of period	$154,735,859	$180,777,410

See notes to financial statements

20

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(2)	0.75%		0.73%	0.73%	0.70	%(2)
Net expenses after custodian fee reduction	0.74	%(2)	0.75%		0.73%	0.73%	0.68	%(2)
Net investment loss	(0.38	)%(2)	(0.50)%		(0.53)%	(0.49)%	(0.48	)%(2)
Portfolio Turnover	120%		282%		248%	131%	38%
Total Return(3)	(1.97)%		(1.05	)%(4)	27.24%	(22.16)%	-
Net assets, end of period (000's omitted)	$154,736		$180,777		$226,702	$209,074	$307,838

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.75	%(2)
Expenses after custodian fee reduction	0.75	%(2)
Net investment loss	(0.38	)%(2)

(1)  For the period from the start of business, March 1, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

21

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Tax-Managed Small-Cap Growth Fund 1.1, the Tax-Managed Small-Cap Growth Fund 1.2 and the Tax-Managed Equity Asset Allocation Fund held 61.4%, 21.4% and 17.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The

22

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade-date basis.

K  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended

23

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

April 30, 2005, the advisory fee amounted to $552,787. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2005, EVM waived $7,967 of its advisory fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $201,632,599 and $242,037,238, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$135,695,695
Gross unrealized appreciation	$19,930,030
Gross unrealized depreciation	(3,905,549)
Net unrealized appreciation	$16,024,481

The unrealized depreciation on foreign currency is $5,208.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

24

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$133,870
			$88,260	$133,870
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

25

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Small-Cap Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance, on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered its management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the

26

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

investment adviser, are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

27

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

Officers
Thomas E. Faust, Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer
Alan R. Dynner
Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Toni Y. Shimura Vice President and Portfolio Manager Michelle A. Green Treasurer Paul M. O'Neil Chief Compliance Officer Alan R. Dynner Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlmen Norton H. Reamer Lynn A. Stout Ralph F. Verni

28

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1087-6/05  MGSRC1.2

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

INVESTMENT UPDATE

George Pierides
Fox Asset Management
Portfolio Manager

The Fund

The Past Six Months

•                  During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of 2.15%. This return was the result of an increase in net asset value (NAV) per share to $13.29 on April 30, 2005, from $13.01 on October 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of 1.72% during the same period, the result of an increase in NAV per share to $12.99 from $12.77.(1)

•                  The Fund’s Class C shares had a total return of 1.72% during the same period, the result of an increase in NAV per share to $13.00 from $12.78.(1)

•                  For comparison, the Fund’s benchmark, the S&P SmallCap 600 Index (the S&P 600) – a broad-based, unmanaged index of stocks commonly used as a measure of small-cap stock market performance – had a total return of 2.58% during the period, while the Russell 2000 Index, a larger basket of small-cap stocks, had a return of -0.15%.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  During the six months ended April 30, 2005, the Fund benefited from continued economic expansion and the post-election stock market rally. Economic growth, while self-sustaining, downshifted to a more moderate pace early in 2005. High commodity prices and rising unit labor costs have the Federal Reserve worried about inflation pressures. Oil prices, which fell during the final months of 2004, surged in late March 2005. Corporate profits continued to post impressive gains as American businesses benefited from continued productivity gains.

•                  For the six months ending April 30, 2005, the value style of investing generally outperformed the growth style, on the back of strong performance from the energy and utilities sectors. Small-capitalization companies generally outperformed large-cap companies; however, towards the end of the period, investor preference began to shift toward large-cap and higher-quality companies.

•                  The Fund posted positive returns during the period, outperforming the Russell 2000 Index and lagging the S&P 600.(2) In keeping with its value orientation, Tax-Managed Small-Cap Value Portfolio (the Portfolio), in which the Fund invests its assets, maintained significant exposure to energy stocks, which were among the best-performing sectors during the six-month period. An underweighting in financial services and technology stocks further bolstered results. Returns were constrained by the Fund’s goal of investing in companies characterized by strong fundamentals: in the six-month period, lower-quality companies often posted better performance than higher-quality companies.

•                  Despite this, the Portfolio continued to emphasize stocks that, in our opinion, would benefit from an increasingly challenging economic and market environment. We believe that our preference for higher-quality companies, whose earnings are less reliant on the economic cycle and whose balance sheets are relatively light on debt, was appropriate for the period. And, in light of the existing tight supply/demand situation in a global energy marketplace that is fraught with geopolitical risk, the Portfolio maintained its commitment to energy stocks at the end of the period.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	10.02%	9.16%	9.24%
Life of Fund†	9.39%	8.60%	8.63%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	3.67%	4.16%	8.24%
Life of Fund†	7.36%	7.80%	8.63%

†                  Inception Dates – Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Materials & Processing	16.6%
Consumer Discretionary & Services	15.5%
Health Care	12.0%
Autos & Transportation	9.9%
Consumer Staples	8.4%
Producer Durables	7.3%
Other Energy	6.4%
Utilities	6.3%
Financial Svcs.	5.5%
Cash	4.4%
Technology	4%
Other	3.7%

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	10.02%	9.39%
Return After Taxes on Distributions	10.02%	9.39%
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	8.09%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	3.67%	7.36%
Return After Taxes on Distributions	3.67%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	6.33%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	9.16%	8.60%
Return After Taxes on Distributions	9.16%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares	5.95%	7.41%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	4.16%	7.80%
Return After Taxes on Distributions	4.16%	7.80%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	6.71%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	9.24%	8.63%
Return After Taxes on Distributions	9.24%	8.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.01%	7.43%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	8.24%	8.63%
Return After Taxes on Distributions	8.24%	8.63%
Return After Taxes on Distributions and Sale of Fund Shares	5.36%	7.43%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,021.50	$8.77
Class B	$1,000.00	$1,017.20	$12.50
Class C	$1,000.00	$1,017.20	$12.50

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.10	$8.75
Class B	$1,000.00	$1,012.40	$12.47
Class C	$1,000.00	$1,012.40	$12.47

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $21,658,256)	$26,231,183
Receivable for Fund shares sold	1,787
Receivable from affiliate	59,586
Total assets	$26,292,556
Liabilities
Payable for Fund shares redeemed	$128,835
Payable to affiliate for distribution and service fees	4,932
Payable to affiliate for Trustees' fees	10
Accrued expenses	26,554
Total liabilities	$160,331
Net Assets	$26,132,225
Sources of Net Assets
Paid-in capital	$20,888,360
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	806,074
Accumulated net investment loss	(135,136)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,572,927
Total	$26,132,225
Class A Shares
Net Assets	$12,809,241
Shares Outstanding	963,928
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.29
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.29)	$14.10
Class B Shares
Net Assets	$7,344,594
Shares Outstanding	565,221
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.99
Class C Shares
Net Assets	$5,978,390
Shares Outstanding	459,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio	$143,642
Interest allocated from Portfolio	5,792
Expenses allocated from Portfolio	(152,579)
Net investment loss from Portfolio	$(3,145)
Expenses
Administration fee	$19,897
Trustees' fees and expenses	63
Distribution and service fees Class A	15,659
Class B	41,005
Class C	29,008
Registration fees	41,038
Transfer and dividend disbursing agent fees	19,969
Printing and postage	8,188
Custodian fee	7,775
Legal and accounting services	7,489
Miscellaneous	1,486
Total expenses	$191,577
Deduct - Preliminary allocation of Fund expenses to affiliate	$59,586
Total expense reductions	$59,586
Net expenses	$131,991
Net investment loss	$(135,136)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$912,089
Net realized gain	$912,089
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(411,633)
Net change in unrealized appreciation (depreciation)	$(411,633)
Net realized and unrealized gain	$500,456
Net increase in net assets from operations	$365,320

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(135,136)	$(226,845)
Net realized gain (loss) from investment transactions	912,089	(78,269)
Net change in unrealized appreciation (depreciation) of investments	(411,633)	2,887,638
Net increase in net assets from operations	$365,320	$2,582,524
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$2,068,720	$3,661,567
Class B	947,006	1,686,742
Class C	1,340,647	1,531,872
Cost of shares redeemed Class A	(693,080)	(1,647,682)
Class B	(1,040,906)	(630,993)
Class C	(590,403)	(788,545)
Net asset value of shares exchanged Class A	525,722	72,695
Class B	(525,722)	(72,695)
Net increase in net assets from Fund share transactions	$2,031,984	$3,812,961
Net increase in net assets	$2,397,304	$6,395,485
Net Assets
At beginning of period	$23,734,921	$17,339,436
At end of period	$26,132,225	$23,734,921
Accumulated net investment loss included in net assets
At end of period	$(135,136)	$-

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(2)
Net asset value - Beginning of period	$13.010		$11.420	$8.860	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.043)		$(0.082)	$(0.061)	$(0.046)
Net realized and unrealized gain (loss)	0.323		1.672	2.621	(1.094)
Total income (loss) from operations	$0.280		$1.590	$2.560	$(1.140)
Net asset value - End of period	$13.290		$13.010	$11.420	$8.860
Total Return(3)	2.15%		13.92%	28.89%	(11.40)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$12,809		$10,772	$7,509	$3,105
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.75	%(5)	1.75%	1.75%	1.75	%(5)
Net expenses after custodian fee reduction(4)	1.75	%(5)	1.75%	1.75%	1.75	%(5)
Net investment loss	(0.62	)%(5)	(0.67)%	(0.62)%	(0.74	)%(5)
Portfolio Turnover of the Portfolio	8%		12%	21%	5%
†	The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.20	%(5)	2.10%	2.60%	4.41	%(5)
Expenses after custodian fee reduction(4)	2.20	%(5)	2.10%	2.60%	4.41	%(5)
Net investment loss	(1.07	)%(5)	(1.02)%	(1.47)%	(3.40	)%(5)
Net investment loss per share(1)	$(0.074)		$(0.125)	$(0.145)	$(0.211)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(2)
Net asset value - Beginning of period	$12.770		$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.093)		$(0.171)	$(0.132)	$(0.091)
Net realized and unrealized gain (loss)	0.313		1.651	2.602	(1.089)
Total income (loss) from operations	$0.220		$1.480	$2.470	$(1.180)
Net asset value - End of period	$12.990		$12.770	$11.290	$8.820
Total Return(3)	1.72%		13.11%	28.00%	(11.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,345		$7,784	$5,961	$2,323
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.50	%(5)	2.50%	2.50%	2.50	%(5)
Net expenses after custodian fee reduction(4)	2.50	%(5)	2.50%	2.50%	2.50	%(5)
Net investment loss	(1.37	)%(5)	(1.41)%	(1.36)%	(1.47	)%(5)
Portfolio Turnover of the Portfolio	8%		12%	21%	5%
†	The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.95	%(5)	2.85%	3.35%	5.16	%(5)
Expenses after custodian fee reduction(4)	2.95	%(5)	2.85%	3.35%	5.16	%(5)
Net investment loss	(1.82	)%(5)	(1.76)%	(2.21)%	(4.13	)%(5)
Net investment loss per share(1)	$(0.124)		$(0.213)	$(0.215)	$(0.256)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(2)
Net asset value - Beginning of period	$12.780		$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.093)		$(0.171)	$(0.131)	$(0.092)
Net realized and unrealized gain (loss)	0.313		1.661	2.601	(1.088)
Total income (loss) from operations	$0.220		$1.490	$2.470	$(1.180)
Net asset value - End of period	$13.000		$12.780	$11.290	$8.820
Total Return(3)	1.72%		13.20%	28.00%	(11.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$5,978		$5,179	$3,870	$1,862
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.50	%(5)	2.50%	2.50%	2.50	%(5)
Net expenses after custodian fee reduction(4)	2.50	%(5)	2.50%	2.50%	2.50	%(5)
Net investment loss	(1.37	)%(5)	(1.42)%	(1.35)%	(1.48	)%(5)
Portfolio Turnover of the Portfolio	8%		12%	21%	5%
†	The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.95	%(5)	2.85%	3.35%	5.16	%(5)
Expenses after custodian fee reduction(4)	2.95	%(5)	2.85%	3.35%	5.16	%(5)
Net investment loss	(1.82	)%(5)	(1.77)%	(2.20)%	(4.15	)%(5)
Net investment loss per share(1)	$(0.124)		$(0.213)	$(0.213)	$(0.258)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (48.7% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $97,328 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2010 ($13,645) and October 31, 2012 ($83,683).

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect

11

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	150,779	298,567
Redemptions	(50,515)	(134,413)
Exchanges from Class B shares	35,802	6,175
Net increase	136,066	170,329

Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	69,717	140,127
Redemptions	(76,137)	(52,242)
Exchanges to Class A shares	(37,946)	(6,256)
Net increase (decrease)	(44,366)	81,629
Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	97,932	127,970
Redemptions	(43,449)	(65,327)
Net increase	54,483	62,643

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $19,897. Pursuant to a voluntary expense reimbursement, EVM was allocated $59,586 of the Fund's operating expenses for the six months ended April 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $1,844 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

12

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,669 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $30,754 and $21,756 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $194,000 and $262,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2005 amounted to $15,659, $10,251, and $7,252, for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $35,000 and $1,000 of CDSC paid by shareholders of Class B shares and Class C shares, respectively, for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $4,364,460 and $2,315,814, respectively, for the six months ended April 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	1,623,492	10,185
James B. Hawkes	1,621,096	12,581
Samuel L. Hayes, III	1,623,518	10,159
William H. Park	1,621,070	12,607
Ronald A. Pearlman	1,623,518	10,159
Norton H. Reamer	1,621,070	12,607
Lynn A. Stout	1,621,096	12,581
Ralph F. Verni	1,623,492	10,185

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 95.6%
Security	Shares	Value
Auto Related - 3.0%
BorgWarner, Inc.	35,000	$1,600,200
		$1,600,200
Cement - 3.5%
Lafarge North America, Inc.	34,000	$1,887,340
		$1,887,340
Chemical - 3.4%
RPM, Inc.	104,400	$1,800,900
		$1,800,900
Computer / Communications Related - 2.4%
International Rectifier Corp.(1)	30,000	$1,276,200
		$1,276,200
Construction / Engineering - 1.9%
Granite Construction, Inc.	45,000	$1,016,100
		$1,016,100
Drugs - 1.9%
Par Pharmaceutical Cos, Inc.(1)	34,000	$1,021,020
		$1,021,020
Electrical Equipment - 2.6%
Belden CDT, Inc.	77,000	$1,412,180
		$1,412,180
Electronics - 3.0%
Bel Fuse, Inc. Class B	33,400	$896,790
Technitrol, Inc.	57,000	739,860
		$1,636,650
Energy - 12.7%
Newfield Exploration Co.(1)	29,000	$2,059,870
Piedmont Natural Gas Co., Inc.	74,000	1,698,300
Questar Corp.	29,000	1,693,600
Spinnaker Exploration Co.(1)	43,000	1,376,430
		$6,828,200

Security	Shares	Value
Food Wholesalers / Retailers - 3.5%
Performance Food Group Co.(1)	48,000	$1,290,720
SUPERVALU, Inc.	17,900	564,924
		$1,855,644
Household Products - 6.3%
Church & Dwight Co., Inc.	74,000	$2,665,480
Libbey, Inc.	42,000	736,260
		$3,401,740
Industrial Products - 11.1%
A.O. Smith Corp.	63,000	$1,795,500
Albany International Corp., Class A	53,100	1,665,216
CLARCOR, Inc.	11,000	556,710
Teleflex, Inc.	37,000	1,978,390
		$5,995,816
Insurance - 5.5%
Protective Life Corp.	46,000	$1,759,040
Scottish Re Group Ltd.	52,000	1,220,960
		$2,980,000
Medical Services / Supplies - 10.1%
CONMED Corp.(1)	44,000	$1,307,680
Mentor Corp.	29,200	1,071,640
Owens & Minor, Inc.	34,000	986,340
PolyMedica Corp.	40,000	1,239,600
West Pharmaceutical Services, Inc.	32,000	842,880
		$5,448,140
Packaging - 3.7%
AptarGroup, Inc.	41,500	$2,001,545
		$2,001,545
Restaurant - 6.8%
Applebee's International, Inc.	28,500	$706,230
CBRL Group, Inc.	40,000	1,541,200
Landry's Restaurants, Inc.	30,700	798,200
Outback Steakhouse, Inc.	15,000	606,000
		$3,651,630

See notes to financial statements

14

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retailing - 4.7%
BJ's Wholesale Club, Inc.(1)	50,000	$1,332,500
Claire's Stores, Inc.	56,000	1,221,920
		$2,554,420
Toy - 2.6%
RC2 Corp.(1)	40,000	$1,386,400
		$1,386,400
Transportation - 6.9%
Arkansas Best Corp.	66,000	$2,080,980
Yellow Roadway Corp.(1)	33,600	1,646,400
		$3,727,380
Total Common Stocks (identified cost $39,733,782)		$51,481,505
Total Investments - 95.6% (identified cost $39,733,782)		$51,481,505
Other Assets, Less Liabilities - 4.4%		$2,365,065
Net Assets - 100.0%		$53,846,570

(1)  Non-income producing security.

See notes to financial statements

15

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $39,733,782)	$51,481,505
Cash	2,339,100
Dividends and interest receivable	50,482
Total assets	$53,871,087
Liabilities
Payable to affiliate for Trustees' fees	$475
Accrued expenses	24,042
Total liabilities	$24,517
Net Assets applicable to investors' interest in Portfolio	$53,846,570
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$42,098,847
Net unrealized appreciation (computed on the basis of identified cost)	11,747,723
Total	$53,846,570

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$12,497
Dividends	309,640
Total investment income	$322,137
Expenses
Investment adviser fee	$290,285
Trustees' fees and expenses	1,383
Custodian fee	19,971
Legal and accounting services	14,167
Miscellaneous	3,000
Total expenses	$328,806
Deduct - Reduction of custodian fee	$115
Total expense reductions	$115
Net expenses	$328,691
Net investment loss	$(6,554)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,924,646
Net realized gain	$1,924,646
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(520,122)
Net change in unrealized appreciation (depreciation)	$(520,122)
Net realized and unrealized gain	$1,404,524
Net increase in net assets from operations	$1,397,970

See notes to financial statements

16

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(6,554)	$(29,710)
Net realized gain (loss) from investment transactions	1,924,646	(18,679)
Net change in unrealized appreciation (depreciation) of investments	(520,122)	6,737,706
Net increase in net assets from operations	$1,397,970	$6,689,317
Capital transactions - Contributions	$4,364,460	$11,868,068
Withdrawals	(5,141,377)	(7,234,811)
Net increase (decrease) in net assets from capital transactions	$(776,917)	$4,633,257
Net increase in net assets	$621,053	$11,322,574
Net Assets
At beginning of period	$53,225,517	$41,902,943
At end of period	$53,846,570	$53,225,517

See notes to financial statements

17

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.15	%(2)	1.14%	1.18%	1.77	%(2)
Expenses after custodian fee reduction	1.15	%(2)	1.14%	1.18%	1.77	%(2)
Net investment loss	(0.02	)%(2)	(0.06)%	(0.04)%	(0.74	)%(2)
Portfolio Turnover	8%		12%	21%	5%
Total Return(3)	2.45%		14.62%	29.62%	(11.41)%
Net assets, end of period (000's omitted)	$53,847		$53,226	$41,903	$17,340

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

18

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Small-Cap Value Fund and the Eaton Vance Tax Managed Equity Asset Allocation Fund held 48.7% and 51.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

19

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

G  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Other - Investment transactions are accounted for on a trade-date basis.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Tax-Managed Small-Cap Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $290,285. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $4,665,111 and $6,439,212, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,733,782
Gross unrealized appreciation	$12,863,002
Gross unrealized depreciation	(1,115,279)
Net unrealized appreciation	$11,747,723

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2005.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

21

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Tax-Managed Small-Cap Value Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Fox Asset Management LLC ("Fox"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory and sub-advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Small-Cap Value Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Fox, where applicable, on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser and the sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and the sub-adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser and the sub-adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio

22

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and Fox, an affiliated sub-adviser, are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structures, is in the interests of shareholders.

23

Eaton Vance Tax-Managed Small-Cap Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Small-Cap Value Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
George C. Pierides
Vice President and Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

24

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio
Fox Asset Management LLC

44 Sycamore Avenue

Little Silver, NJ 07739

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1300-6/05  TMSCVSRC

Semiannual Report April 30, 2005

EATON VANCE
TAX-MANAGED
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

INVESTMENT UPDATE

Michael R. Mach, CFA
Portfolio Manager

The Fund

The Past Six Months

•   During the six months ended April 30, 2005, the Fund’s Class A shares had a total return of 6.64%. This return was the result of an increase in net asset value (NAV) per share to $14.74 on April 30, 2005, from $13.95 on October 31, 2004, and the reinvestment of $0.136 per share in dividend income.(1)

•   The Fund’s Class B shares had a total return of 6.24% during the same period, the result of an increase in NAV per share to $13.91 from $13.13, and the reinvestment of $0.040 per share in dividend income.(1)

•   The Fund’s Class C shares had a total return of 6.26% during the same period, the result of an increase in NAV per share to $14.28 from $13.47, and the reinvestment of $0.033 per share in dividend income.(1)

•   For comparison, the Fund’s benchmark, the Russell 1000 Value Index – a broad-based, unmanaged index of stocks commonly used as a measure of value stock performance – had a total return of 6.72% during the period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•   During the six month period ended April 30, 2005, continued growth in the U.S. economy helped drive corporate earnings and stock prices higher. Reflecting these positive trends, over the same six-month period, all share classes of the Fund recorded mid-single-digit returns, just below those registered by the Russell 1000 Value Index.(2)

•   Recent growth in the U.S. economy has been facilitated by a combination of lower tax rates, which have kept more income in the hands of consumers, along with a more restrictive Federal Reserve Board policy, which has successfully kept long-term interest rates at relatively low levels.

•   For several quarters, growing worldwide demand allowed oil and gas prices to move higher. This helped push the earnings and stock prices of many energy companies to record levels. Another sector of the market that did well in recent quarters was electric utilities. Here, a combination of strong earnings, cash flow, and dividend growth in an environment of relatively low long-term interest rates has proven to be attractive to investors seeking stocks with good capital appreciation potential and above-average dividend income generation. Shares of many electric utility companies are now trading at or near record-high levels of valuation. Over the last six months, the Portfolio’s holdings in the energy and electric utility sectors made significant contributions to the Fund’s overall performance.

•   While most sectors of the U.S. market recorded solid positive gains over the last six months, two sectors – telecommunications services and information technology – struggled. During the period, the Portfolio owned a number of stocks in these sectors that also declined in value. In some cases, we responded to stock price declines by selling shares purchased at higher levels in order to realize capital losses. Realizing losses when they are available allows us to build a cushion of capital losses with which we can offset capital gains, should we want to realize them at some later date. Harvesting available capital losses in a consistent and disciplined manner is an important component of Eaton Vance’s time-proven tax-managed strategy. Since its inception in December of 1999, the Fund has never made any taxable capital gains distributions to its shareholders.

•   The Fund seeks to invest in companies characterized by strong business franchises, only buying shares of such companies when they are available at discount valuations relative to the overall market. As always, we thank you, our fellow shareholders for your continued participation and confidence in the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FUND Performance

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	13.64%	12.77%	12.79%
Five Years	7.09%	6.28%	6.28%
Life of Fund†	7.91%	6.53%	7.08%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	7.09%	7.77%	11.79%
Five Years	5.83%	5.97%	6.28%
Life of Fund†	6.72%	6.39%	7.08%

†   Inception Dates – Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00

*   Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Financials	30.4%

Energy	14.9%

Industrials	11.8%

Consumer Discretionary	9.8%

Utilities	6.8%

Materials	5.7%

Health Care	5.5%

Consumer Staples	5.3%

Information Technology	4.9%

Telecommunications	4.2%

Top Ten Holdings**

By net assets

ConocoPhillips	2.44%
Occidental Petroleum Corp.	2.41%
Bank of America Corp.	2.36%
Exxon Mobil Corp.	2.33%
Exelon Corp.	2.31%
Chevron Texaco Corp.	2.12%
Countrywide Financial Corp.	2.11%
Wyeth	2.10%
Wachovia Corp.	2.09%
Altria Group, Inc.	2.08%

**   Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	13.64%	7.09%	7.91%
Return After Taxes on Distributions	13.49%	7.03%	7.85%
Return After Taxes on Distributions and Sale of Fund Shares	9.07%	6.14%	6.87%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.09%	5.83%	6.72%
Return After Taxes on Distributions	6.95%	5.77%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	4.81%	5.03%	5.82%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	12.77%	6.28%	6.53%
Return After Taxes on Distributions	12.72%	6.27%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	8.37%	5.43%	5.67%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.77%	5.97%	6.39%
Return After Taxes on Distributions	7.72%	5.95%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares	5.12%	5.16%	5.54%

Average Annual Total Returns

(For the periods ended April 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	12.79%	6.28%	7.08%
Return After Taxes on Distributions	12.75%	6.27%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares	8.36%	5.43%	6.15%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.79%	6.28%	7.08%
Return After Taxes on Distributions	11.75%	6.27%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares	7.71%	5.43%	6.15%

Class A commenced operations on 12/27/99, Class B commenced operations on 1/18/00, and Class C commenced operations on 1/24/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1,2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Value Fund

	Beginning Account Value (11/1/04)	Ending Account Value (4/30/05)	Expenses Paid During Period* (11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,066.35	$6.25
Class B	$1,000.00	$1,062.43	$10.07
Class C	$1,000.00	$1,062.56	$10.07

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.70	$6.11
Class B	$1,000.00	$1,015.00	$9.84
Class C	$1,000.00	$1,015.00	$9.84

*  Expenses are equal to the Fund’s annualized expense ratio of 1.22% for Class A shares, 1.97% for Class B shares, and 1.97% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost, $567,519,429)	$768,605,355
Receivable for Fund shares sold	967,468
Total assets	$769,572,823
Liabilities
Payable for Fund shares redeemed	$1,823,028
Payable to affiliate for distribution and service fees	136,547
Payable to affiliate for Trustees' fees	218
Accrued expenses	166,575
Total liabilities	$2,126,368
Net Assets	$767,446,455
Sources of Net Assets
Paid-in capital	$659,443,926
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(94,046,902)
Accumulated undistributed net investment income	963,505
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	201,085,926
Total	$767,446,455
Class A Shares
Net Assets	$306,716,339
Shares Outstanding	20,811,086
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.74
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.74)	$15.64
Class B Shares
Net Assets	$234,161,535
Shares Outstanding	16,837,027
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.91
Class C Shares
Net Assets	$226,568,581
Shares Outstanding	15,866,584
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.28
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $45,560)	$8,141,838
Interest allocated from Portfolio	96,455
Expenses allocated from Portfolio	(2,582,441)
Net investment income from Portfolio	$5,655,852
Expenses
Administration fee	$570,244
Trustees' fees and expenses	1,304
Distribution and service fees Class A	368,790
Class B	1,190,012
Class C	1,136,451
Transfer and dividend disbursing agent fees	374,277
Printing and postage	56,291
Registration fees	38,030
Custodian fee	18,382
Legal and accounting services	16,773
Miscellaneous	23,682
Total expenses	$3,794,236
Net investment income	$1,861,616
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,967,709
Foreign currency transactions	(1,890)
Net realized gain	$10,965,819
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$32,545,516
Foreign currency	249
Net change in unrealized appreciation (depreciation)	$32,545,765
Net realized and unrealized gain	$43,511,584
Net increase in net assets from operations	$45,373,200

See notes to financial statements

6

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$1,861,616	$3,836,527
Net realized gain from investment and foreign currency transactions	10,965,819	20,941,516
Net change in unrealized appreciation (depreciation) from investments and foreign currency	32,545,765	53,255,335
Net increase in net assets from operations	$45,373,200	$78,033,378
Distributions to shareholders - From net investment income Class A	$(2,671,322)	$(1,984,039)
Class B	(688,214)	(506,249)
Class C	(526,497)	(495,483)
Class D	-	(23,797)
Total distributions to shareholders	$(3,886,033)	$(3,009,568)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$43,317,075	$75,408,071
Class B	10,795,621	19,948,754
Class C	16,619,337	31,618,250
Class D	-	1,687,731
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,220,656	1,630,589
Class B	515,875	375,448
Class C	362,191	342,453
Class D	-	22,024
Cost of shares redeemed Class A	(24,102,736)	(48,203,508)
Class B	(18,134,228)	(29,037,152)
Class C	(19,386,090)	(36,554,297)
Class D	-	(1,286,713)
Net asset value of shares exchanged Class A	332,885	2,349,078
Class B	(332,885)	(2,349,078)
Net asset value of shares merged Class B	-	11,191,097
Class C	-	(11,191,097)
Net increase in net assets from Fund share transactions	$12,207,701	$15,951,650
Net increase in net assets	$53,694,868	$90,975,460

Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
At beginning of period	$713,751,587	$622,776,127
At end of period	$767,446,455	$713,751,587
Accumulated undistributed net investment income included in net assets
At end of period	$963,505	$2,987,922

See notes to financial statements

7

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001		2000(1)
Net asset value - Beginning of period	$13.950		$12.460	$10.770	$11.770	$12.150		$10.000
Income (loss) from operations
Net investment income (loss)	$0.070		$0.135	$0.101	$0.051	$0.012		$(0.002)
Net realized and unrealized gain (loss)	0.856		1.471	1.594	(1.051)	(0.392)		2.152
Total income (loss) from operations	$0.926		$1.606	$1.695	$(1.000)	$(0.380)		$2.150
Less distributions
From net investment income	$(0.136)		$(0.116)	$(0.005)	$-	$-		$-
Total distributions	$(0.136)		$(0.116)	$(0.005)	$-	$-		$-
Net asset value - End of period	$14.740		$13.950	$12.460	$10.770	$11.770		$12.150
Total Return(2)	6.64%		12.96%	15.74%	(8.50)%	(3.13)%		21.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$306,716		$269,908	$211,918	$181,588	$152,849		$30,140
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.22	%(4)†	1.22%	1.27%	1.26%	1.29%		1.71	%(4)
Net investment income (loss)	0.94	%(4)†	1.03%	0.91%	0.44%	0.17%		(0.06	)%(4)
Portfolio Turnover of the Portfolio	14%		44%	76%	213%	45	%(5)	-
Portfolio Turnover of the Fund(6)	-		-	-	-	83%		128%

(1)  For the period from the start of business, December 27, 1999, to October 31, 2000.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(6)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

8

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001		2000(1)
Net asset value - Beginning of period	$13.130		$11.740	$10.220	$11.250	$11.710		$10.000
Income (loss) from operations
Net investment income (loss)	$0.014		$0.035	$0.017	$(0.034)	$(0.039)		$(0.029)
Net realized and unrealized gain (loss)	0.806		1.384	1.503	(0.996)	(0.421)		1.739
Total income (loss) from operations	$0.820		$1.419	$1.520	$(1.030)	$(0.460)		$1.710
Less distributions
From net investment income	$(0.040)		$(0.029)	$-	$-	$-		$-
Total distributions	$(0.040)		$(0.029)	$-	$-	$-		$-
Net asset value - End of period	$13.910		$13.130	$11.740	$10.220	$11.250		$11.710
Total Return(2)	6.24%		12.10%	14.87%	(9.16)%	(3.93)%		17.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$234,162		$227,778	$203,665	$174,951	$147,570		$20,690
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.97	%(4)†	1.97%	2.02%	2.01%	2.04%		2.45	%(4)
Net investment income (loss)	0.20	%(4)†	0.29%	0.16%	(0.31)%	(0.59)%		(0.78	)%(4)
Portfolio Turnover of the Portfolio	14%		44%	76%	213%	45	%(5)	-
Portfolio Turnover of the Fund(6)	-		-	-	-	83%		128%

(1)  For the period from the start of business, January 18, 2000, to October 31, 2000.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(6)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

9

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001		2000(1)
Net asset value - Beginning of period	$13.470		$12.050	$10.490	$11.550	$12.020		$10.000
Income (loss) from operations
Net investment income (loss)	$0.014		$0.038	$0.018	$(0.034)	$(0.041)		$(0.027)
Net realized and unrealized gain (loss)	0.829		1.412	1.542	(1.026)	(0.429)		2.047
Total income (loss) from operations	$0.843		$1.450	$1.560	$(1.060)	$(0.470)		$2.020
Less distributions
From net investment income	$(0.033)		$(0.030)	$-	$-	$-		$-
Total distributions	$(0.033)		$(0.030)	$-	$-	$-		$-
Net asset value - End of period	$14.280		$13.470	$12.050	$10.490	$11.550		$12.020
Total Return(2)	6.26%		12.05%	14.87%	(9.18)%	(3.91)%		20.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$226,569		$216,066	$197,385	$173,306	$139,653		$18,494
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.97	%(4)†	1.97%	2.02%	2.01%	2.04%		2.46	%(4)
Net investment income (loss)	0.20	%(4)†	0.29%	0.16%	(0.31)%	(0.59)%		(0.81	)%(4)
Portfolio Turnover of the Portfolio	14%		44%	76%	213%	45	%(5)	-
Portfolio Turnover of the Fund(6)	-		-	-	-	83%		128%

(1)  For the period from the start of business, January 24, 2000, to October 31, 2000.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(6)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

10

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offering was discontinued during the year ended October 31, 2004. At the close of business on September 10, 2004, the Class D shares were merged into Class B shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.6% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $103,347,620 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($18,638,388) and on October 31, 2010 ($84,709,232).

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

E  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

11

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund of the same class at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	2,911,561	5,670,757
Issued to shareholders electing to receive payments of distributions in Fund shares	150,053	125,915
Redemptions	(1,622,306)	(3,630,559)
Exchange from Class B shares	22,838	176,616
Net increase	1,462,146	2,342,729
Class B	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	772,858	1,599,923
Issued to shareholders electing to receive payments of distributions in Fund shares	36,848	30,599
Redemptions	(1,296,969)	(2,312,580)
Exchange to Class A shares	(24,106)	(186,906)
Merged from Class D shares	-	868,200
Net decrease	(511,369)	(764)

Class C	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Sales	1,155,165	2,471,899
Issued to shareholders electing to receive payments of distributions in Fund shares	25,205	27,200
Redemptions	(1,350,445)	(2,847,137)
Net decrease	(170,075)	(348,038)
Class D	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004(1)
Sales	-	160,674
Issued to shareholders electing to receive payments of distributions in Fund shares	-	2,132
Redemptions	-	(123,936)
Merged to Class B shares	-	(1,030,773)
Net decrease	-	(991,903)

(1) Offering of Class D shares was discontinued during the year ended October 31, 2004 (see Note 1)

4  Transactions with Affiliates

The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2005, the administration fee amounted to $570,244. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $63,563 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2005.

EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005, EVM earned $30,909 in sub-transfer agent fees from the Fund.

12

Eaton Vance Tax-Managed Value Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $892,509 and $852,338 for Class B and Class C, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $5,307,000 and $18,864,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2005 amounted to $368,790, $297,503 and $284,113 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $240,000 and $9,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 2005. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $70,746,143 and $66,749,003 respectively, for the six months ended April 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	46,956,896	517,961
James B. Hawkes	46,967,864	506,994
Samuel L. Hayes, III	46,934,616	540,241
William H. Park	46,972,040	502,818
Ronald A. Pearlman	46,972,313	502,544
Norton H. Reamer	46,940,739	534,118
Lynn A. Stout	46,963,445	511,413
Ralph F. Verni	46,967,366	507,491

Each nominee was also elected a Trustee of the Portfolio.

13

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.3%
Security	Shares	Value
Aerospace and Defense - 2.8%
General Dynamics Corp.	125,000	$13,131,250
Northrop Grumman Corp.	200,000	10,968,000
		$24,099,250
Auto Parts and Equipment - 0.9%
BorgWarner, Inc.	175,000	$8,001,000
		$8,001,000
Banks-Regional - 10.2%
Bank of America Corp.	450,000	$20,268,000
Marshall and Ilsley Corp.	100,000	4,264,000
SunTrust Banks, Inc.	175,000	12,745,250
TCF Financial Corp.	300,000	7,587,000
U.S. Bancorp	150,000	4,185,000
Wachovia Corp.	350,000	17,913,000
Washington Mutual, Inc.	100,000	4,132,000
Wells Fargo & Co.	275,000	16,483,500
		$87,577,750
Building Products - 0.6%
Masco Corp.	150,000	$4,723,500
		$4,723,500
Chemicals - 1.3%
Air Products and Chemicals, Inc.	190,000	$11,158,700
		$11,158,700
Communications Services - 4.2%
Alltel Corp.	125,000	$7,120,000
Sprint Corp.	700,000	15,582,000
Verizon Communications, Inc.	375,000	13,425,000
		$36,127,000
Computers and Business Equipment - 3.7%
Diebold, Inc.	100,000	$4,837,000
Hewlett-Packard Co.	325,000	6,652,750
International Business Machines Corp.	200,000	15,276,000
NCR Corp.(1)	160,000	5,280,000
		$32,045,750

Security	Shares	Value
Conglomerates - 1.8%
Tyco International Ltd.(2)	500,000	$15,655,000
		$15,655,000
Consumer Services - 0.7%
Cendant Corp.	300,000	$5,973,000
		$5,973,000
Diversified Manufacturing - 1.8%
Cooper Industries Ltd., Class A	125,000	$7,957,500
Eaton Corp.	125,000	7,337,500
		$15,295,000
Electric Utilities - 6.8%
Dominion Resources, Inc.	200,000	$15,080,000
Entergy Corp.	176,000	12,900,800
Exelon Corp.	400,000	19,800,000
FPL Group, Inc.	250,000	10,205,000
		$57,985,800
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.(1)	175,000	$3,631,250
Flextronics International Ltd.(1)(2)	275,000	3,066,250
		$6,697,500
Financial Services - 7.3%
American Express Co.	125,000	$6,587,500
Citigroup, Inc.	375,000	17,610,000
Countrywide Financial Corp.	500,000	18,095,000
Freddie Mac	100,000	6,152,000
J.P.Morgan Chase & Co.	400,000	14,196,000
		$62,640,500
Foods - 1.5%
Nestle SA(2)	50,000	$13,210,922
		$13,210,922
Health Care Services - 2.0%
Caremark Rx, Inc.(1)	175,000	$7,008,750
Medco Health Solutions, Inc.(1)	200,000	10,194,000
		$17,202,750

See notes to financial statements

14

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Home Builders - 1.4%
Lennar Corp., Class A	225,000	$11,580,750
		$11,580,750
Household Products - 1.1%
Kimberly-Clark Corp.	150,000	$9,367,500
		$9,367,500
Information Technology and Management Consulting - 0.4%
Accenture Ltd., Class A(1)(2)	150,000	$3,255,000
		$3,255,000
Insurance - 4.4%
Allstate Corp. (The)	175,000	$9,828,000
MetLife, Inc.	300,000	11,670,000
Progressive Corp.	100,000	9,127,000
Prudential Financial, Inc.	125,000	7,143,750
		$37,768,750
Investment Services - 5.5%
Franklin Resources, Inc.	75,000	$5,151,000
Goldman Sachs Group, Inc.	150,000	16,018,500
Lehman Brothers Holdings, Inc.	135,000	12,382,200
Merrill Lynch & Co., Inc.	250,000	13,482,500
		$47,034,200
Machinery - 2.1%
Caterpillar, Inc.	100,000	$8,805,000
Deere & Co.	150,000	9,381,000
		$18,186,000
Media - 2.4%
Time Warner, Inc.(1)	750,000	$12,607,500
Viacom, Inc., Class B	225,000	7,789,500
		$20,397,000
Medical-Drugs - 3.0%
Bristol-Myers Squibb Co.	300,000	$7,800,000
Wyeth	400,000	17,976,000
		$25,776,000

Security	Shares	Value
Medical-Lab Products & Services - 0.5%
Fisher Scientific International, Inc.(1)	75,000	$4,453,500
		$4,453,500
Metals-Industrial - 2.6%
Alcoa, Inc.	325,000	$9,431,500
Peabody Energy Corp.	145,000	6,346,650
Phelps Dodge Corp.	75,000	6,438,750
		$22,216,900
Oil and Gas-Equipment and Services - 1.1%
GlobalSantaFe Corp.	150,000	$5,040,000
Transocean Sedco Forex, Inc.(1)	100,000	4,637,000
		$9,677,000
Oil and Gas-Exploration and Production - 2.5%
Apache Corp.	200,000	$11,258,000
Burlington Resources, Inc.	200,000	9,722,000
		$20,980,000
Oil and Gas-Integrated - 10.1%
ChevronTexaco Corp.	350,000	$18,200,000
ConocoPhillips	200,000	20,970,000
Exxon Mobil Corp.	350,000	19,960,500
Marathon Oil Corp.	150,000	6,985,500
Occidental Petroleum Corp.	300,000	20,700,000
		$86,816,000
Oil and Gas-Refinery - 1.2%
Valero Energy Corp.	150,000	$10,279,500
		$10,279,500
Paper and Forest Products - 1.8%
Weyerhaeuser Co.	225,000	$15,437,250
		$15,437,250
Publishing - 0.9%
Gannett Co., Inc.	100,000	$7,700,000
		$7,700,000

See notes to financial statements

15

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
REITS - 3.0%
AMB Property Corp.	110,000	$4,288,900
AvalonBay Communities, Inc.	75,000	5,400,000
General Growth Properties, Inc.	150,000	5,866,500
Public Storage, Inc.	75,000	4,402,500
Vornado Realty Trust	75,000	5,733,750
		$25,691,650
Restaurants - 1.0%
McDonald's Corp.	300,000	$8,793,000
		$8,793,000
Retail-Food and Drug - 0.6%
CVS Corp.	100,000	$5,158,000
		$5,158,000
Retail-General - 1.2%
J.C. Penney Company, Inc.	225,000	$10,667,250
		$10,667,250
Retail-Home Improvement - 1.1%
Home Depot, Inc. (The)	275,000	$9,726,750
		$9,726,750
Retail-Specialty and Apparel - 0.8%
Target Corporation	75,000	$3,480,000
TJX Companies, Inc.	150,000	3,397,500
		$6,877,500
Tobacco - 2.1%
Altria Group, Inc.	275,000	$17,872,250
		$17,872,250
Transport-Services - 0.7%
FedEx Corp.	65,500	$5,564,225
		$5,564,225
Transportation - 1.4%
Burlington Northern Santa Fe Corp.	250,000	$12,062,500
		$12,062,500
Total Common Stocks (identified cost $633,232,557)		$851,731,897

Short-Term Investments - 0.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$2,601	$2,600,575
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $4,600,575)		$4,600,575
Total Investments - 99.8% (identified cost $637,833,132)		$856,332,472
Other Assets, Less Liabilities - 0.2%		$1,383,425
Net Assets - 100.0%		$857,715,897

(1)  Non-income producing security.

(2)  Foreign security.

See notes to financial statements

16

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $637,833,132)	$856,332,472
Cash	1,768
Receivable for investments sold	10,621,831
Interest and dividends receivable	1,067,661
Tax reclaim receivable	158,624
Total assets	$868,182,356
Liabilities
Payable for investments purchased	$10,411,982
Payable to affiliate for Trustees' fees	1,575
Accrued expenses	52,902
Total liabilities	$10,466,459
Net Assets applicable to investors' interest in Portfolio	$857,715,897
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$639,207,415
Net unrealized appreciation (computed on the basis of identified cost)	218,508,482
Total	$857,715,897

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $50,845)	$9,087,359
Interest	107,664
Total investment income	$9,195,023
Expenses
Investment adviser fee	$2,715,623
Trustees' fees and expenses	9,461
Custodian fee	129,184
Legal and accounting services	35,061
Miscellaneous	5,975
Total expenses	$2,895,304
Deduct - Reduction of custodian fee	$7
Preliminary reduction of investment adviser fee	12,844
Total expense reductions	$12,851
Net expenses	$2,882,453
Net investment income	$6,312,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$12,244,566
Foreign currency transactions	(2,108)
Net realized gain	$12,242,458
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$36,305,403
Foreign currency	277
Net change in unrealized appreciation (depreciation)	$36,305,680
Net realized and unrealized gain	$48,548,138
Net increase in net assets from operations	$54,860,708

See notes to financial statements

17

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$6,312,570	$11,882,320
Net realized gain from investments and foreign currency transacations	12,242,458	21,705,872
Net change in unrealized appreciation (depreciation) from investments and foreign currency	36,305,680	59,594,458
Net increase in net assets from operations	$54,860,708	$93,182,650
Capital transactions - Contributions	$72,184,996	$163,659,208
Withdrawals	(66,752,703)	(132,830,780)
Net increase in net assets from capital transactions	$5,432,293	$30,828,428
Net increase in net assets	$60,293,001	$124,011,078
Net Assets
At beginning of period	$797,422,896	$673,411,818
At end of period	$857,715,897	$797,422,896

See notes to financial statements

18

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)†		2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.68	%(2)	0.69%	0.70%	0.72%	0.70	%(2)
Net investment income	1.49	%(2)	1.57%	1.47%	0.99%	0.69	%(2)
Portfolio Turnover	14%		44%	76%	213%	45%
Total Return(3)	6.92%		13.55%	16.40%	(7.99)%	-
Net assets, end of period (000's omitted)	$857,716		$797,423	$673,412	$562,361	$442,447

(1)  For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

19

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Value Fund held approximately 89.6% of the interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in

20

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, 0.625% of average net assets of $500 million but less than $1 billion and 0.600% of average net assets of $1 billion and over. For the six months ended April 30, 2005, the advisory fee amounted to $2,715,623. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. Pursuant to this agreement, EVM waived $12,844 of its advisory fee for the six months ended April 30, 2005. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $137,515,576 and $121,349,891, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$637,833,132
Gross unrealized appreciation	$221,010,690
Gross unrealized depreciation	(2,511,350)
Net unrealized appreciation	$218,499,340

21

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

22

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Value Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Value Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance, on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also

23

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/05  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	June 21, 2005

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	June 21, 2005